UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

UBS PACE® Intermediate Fixed Income Investments

UBS PACE® Strategic Fixed Income Investments

UBS PACE® Municipal Fixed Income Investments

UBS PACE® Global Fixed Income Investments

UBS PACE® High Yield Investments

UBS PACE® Large Co Value Equity Investments

UBS PACE® Large Co Growth Equity Investments

UBS PACE® Small/Medium Co Value Equity Investments

UBS PACE® Small/Medium Co Growth Equity Investments

UBS PACE® International Equity Investments

UBS PACE® International Emerging Markets Equity Investments

UBS PACE® Global Real Estate Securities Investments

UBS PACE® Alternative Strategies Investments

Prospectus

November 28, 2009

This prospectus offers Class A, Class B, Class C and Class Y shares in all the funds listed above except for UBS PACE® Global Real Estate Securities Investments, which is offering Class A, Class C and Class Y shares. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors. Class B shares are available only to existing Class B shareholders for exchanges and reinvestments of dividends and distributions.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC insured. May lose value. No bank guarantee.

UBS PACE® Select Advisors Trust

Contents

The funds

What every investor should know about the funds

UBS PACE® Government Securities Fixed Income Investments

Investment objective, strategies and risks	Page 4

Performance	Page 7

Expenses and fee tables	Page 9

UBS PACE® Intermediate Fixed Income Investments

Investment objective, strategies and risks	Page 11

Performance	Page 14

Expenses and fee tables	Page 16

UBS PACE® Strategic Fixed Income Investments

Investment objective, strategies and risks	Page 18

Performance	Page 21

Expenses and fee tables	Page 23

UBS PACE® Municipal Fixed Income Investments

Investment objective, strategies and risks	Page 25

Performance	Page 28

Expenses and fee tables	Page 30

UBS PACE® Global Fixed Income Investments

Investment objective, strategies and risks	Page 32

Performance	Page 35

Expenses and fee tables	Page 37

UBS PACE® High Yield Investments

Investment objective, strategies and risks	Page 39

Performance	Page 42

Expenses and fee tables	Page 44

UBS PACE® Large Co Value Equity Investments

Investment objective, strategies and risks	Page 46

Performance	Page 49

Expenses and fee tables	Page 51

UBS PACE® Large Co Growth Equity Investments

Investment objective, strategies and risks	Page 53

Performance	Page 57

Expenses and fee tables	Page 59

UBS PACE® Small/Medium Co Value Equity Investments

Investment objective, strategies and risks	Page 61

Performance	Page 64

Expenses and fee tables	Page 66

UBS PACE® Small/Medium Co Growth Equity Investments

Investment objective, strategies and risks	Page 68

Performance	Page 70

Expenses and fee tables	Page 72

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Investment objective, strategies and risks	Page 74

Performance	Page 77

Expenses and fee tables	Page 79

UBS PACE® International Emerging Markets Equity Investments

Investment objective, strategies and risks	Page 81

Performance	Page 84

Expenses and fee tables	Page 86

UBS PACE® Global Real Estate Securities Investments

Investment objective, strategies and risks	Page 88

Performance	Page 92

Expenses and fee tables	Page 94

UBS PACE® Alternative Strategies Investments

Investment objective, strategies and risks	Page 96

Performance	Page 102

Expenses and fee tables	Page 104

More about risks and investment strategies	Page 106

Your investment

Information for managing your fund account

Managing your fund account	Page 114

—Flexible pricing	Page 114

—Buying shares	Page 120

—Selling shares	Page 121

—Redemption fee	Page 121

—Exchanging shares	Page 122

—Transfer agent	Page 122

—Additional information about your account	Page 123

—Market timing	Page 123

—Pricing and valuation	Page 124

Additional information

Additional important information about the funds

Management	Page 126

Other information	Page 140

Dividends and taxes	Page 141

Disclosure of portfolio holdings	Page 142

Financial highlights	Page 144

Where to learn more about the funds	Back cover

The funds are not complete or balanced investment programs.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Investment objective, strategies and risks

Fund objective

Current income.

Principal investment strategies

The fund invests in US government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to within two years (plus or minus) of the effective duration of the fund's benchmark index, which as of November 16, 2009 was 2.66 years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in government fixed income securities. Government fixed income securities include US government bonds, including those backed by mortgages, and related repurchase agreements. Mortgage-backed securities include "to be announced" or "TBA" securities, which usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities.

Under normal circumstances, the fund may invest in mortgage-backed securities issued or guaranteed by US government agencies and instrumentalities which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration. The fund invests in other US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The fund also invests in government securities issued by agencies and instrumentalities that are backed solely by the credit of the issuing agency or instrumentality (e.g., the Federal Farm Credit System and the Federal Home Loan Banks). The fund also invests, to a lesser extent, in investment grade bonds of other issuers, including those backed by mortgages or other assets. These bonds of other issuers generally have one of the two highest credit ratings, although the fund may invest to a limited extent in bonds with the third highest credit rating (or unrated bonds of equivalent quality). The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund may engage in "short-selling" with respect to securities issued by the US Treasury and certain TBA securities coupon trades. For example, the fund may hold or purchase TBA securities with one coupon and short sell TBA securities with another coupon. Although the price movements of the short and long positions of the transaction are, in general, correlated due to the two securities' having comparable credit quality and liquidity level, there may be variances between the price movements of different coupon instruments, potentially permitting the fund to add to its return. When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the fund borrows a security, it must post collateral, which can consist of either securities or cash. If the fund uses cash as collateral, it may earn interest income on the cash set aside to secure its obligations. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks, as discussed under "Principal risks."

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Pacific Investment Management Company LLC ("PIMCO") currently serves as the fund's investment advisor. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed securities and will also buy and sell securities to adjust the fund's average portfolio duration, credit quality, yield curve and sector and prepayment exposure, as appropriate.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Prepayment risk—The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Leverage risk—Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation;

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

(3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Portfolio turnover risk—The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

•  Short sales risk—The fund may engage in short sales involving the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss.

•  Arbitrage trading risk—The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

•  Swap agreement risk—The fund may enter into credit, total return, equity, interest rate, index and currency swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares, which have the longest performance history of the fund's Class A, Class B, Class C and Class Y shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 8.67%

Best quarter during calendar years shown: 3rd quarter, 2001: 4.24%

Worst quarter during calendar years shown: 2nd quarter, 2004: (1.32)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (1/31/01) Return before taxes	(1.48)%	2.99%	3.93%
Class B (12/18/00) Return before taxes	(2.58)%	2.79%	4.21	%(2)
Class C (12/4/00) Return before taxes	1.93%	3.39%	4.40%
Return after taxes on distributions	0.44%	2.10%	2.99%
Return after taxes on distributions and sale of fund shares	1.24%	2.14%	2.92%
Class Y (2/2/01) Return before taxes	3.42%	4.24%	4.86%
Barclays Capital US Mortgage-Backed Securities Index(1)	8.34%	5.54%	*

*  Average annual total returns for the Barclays Capital US Mortgage-Backed Securities Index (formerly known as the Lehman Brothers Mortgage-Backed Securities Index) for the life of each class were as follows: Class A—5.81%; Class B—5.98%; Class C—6.12%; Class Y—5.83%.

(1)  The Barclays Capital US Mortgage-Backed Securities Index (formerly known as the Lehman Brothers Mortgage-Backed Securities Index) covers fixed rate securitized issues backed by the mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. Graduated Payment Mortgages and Graduated Equity Mortgages are excluded. The average-weighted life is approximately eight years. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	4.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	0.75%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.52%	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.75%	None
Other expenses****	0.30%	0.34%	0.36%	0.40%
Total annual fund operating expenses	1.07%	1.86%	1.63%	0.92%
Less management fee waiver/expense reimbursements†	0.05%	0.09%	0.11%	0.15%
Net expenses†	1.02%	1.77%	1.52%	0.77%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through November 30, 2010 to the extent necessary to reflect the lower sub-advisory fee paid by UBS Global AM to PIMCO. The fund and UBS Global AM have also entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.02% for Class A, 1.77% for Class B, 1.52% for Class C and 0.77% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver and, with respect to the applicable classes, fee waiver/expense reimbursement agreements with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$549	$770	$1,009	$1,693
Class B (assuming sale of all shares at end of period)	680	876	1,197	1,776	**
Class B (assuming no sale of shares)	180	576	997	1,776	**
Class C (assuming sale of all shares at end of period)	230	503	876	1,924
Class C (assuming no sale of shares)	155	503	876	1,924
Class Y	79	278	495	1,118

*  The costs under the 1 year estimate reflect a fee waiver agreement and, with respect to the applicable classes, an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Investment objective, strategies and risks

Fund objective

Current income, consistent with reasonable stability of principal.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. Such investments may include US government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities) and corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds). US government securities issued by agencies and instrumentalities that are backed by the full faith and credit of the United States include securities issued by the Government National Mortgage Association and the Federal Housing Administration. US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. US government securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality include securities issued by the Federal Farm Credit System and the Federal Home Loan Banks. The fund limits its investments to bonds that are investment grade at the time of purchase. The fund also may invest in preferred stocks.

The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of approximately three to ten years. It normally limits its overall portfolio "duration" to between two and four and one-half years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies of developed countries. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. BlackRock Financial Management, Inc. ("BlackRock") currently serves as the fund's investment advisor. BlackRock decides to buy specific bonds for the fund based on its credit analysis and review. BlackRock seeks to add value by controlling portfolio duration within a narrow band relative to the Barclays Capital US Intermediate Government/Credit Index (formerly known as the Lehman Brothers Intermediate Government/Credit Index). To do this, BlackRock uses an analytical process that involves evaluating macroeconomics trends, technical market factors, yield curve exposure and market volatility. Once BlackRock establishes the investment themes on duration, yield curve exposure, convexity, sector weighting, credit quality and liquidity, the fund's investments can be diversified by sector, sub-sector and security. BlackRock generally sells securities that no longer meet these selection criteria.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Prepayment risk—The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Non-diversification risk—The fund is a non-diversified investment company, which means that the fund may invest more of its assets in the securities of a single issuer than a diversified investment company. This may make the value of the fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares, which have the longest performance history of the fund's Class A, Class B, Class C and Class Y shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to July 29, 2002, which is the date on which BlackRock assumed day-to-day management of the fund's assets. Prior to that date, another investment advisor was responsible for managing the fund's assets.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 8.66%

Best quarter during calendar years shown: 1st quarter, 2001: 2.98%

Worst quarter during calendar years shown: 3rd quarter, 2008: (3.87)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (1/31/01) Return before taxes	(5.88)%	1.60%	2.12%
Class B (12/14/00) Return before taxes	(7.01)%	1.40%	2.36	%(2)
Class C (12/1/00) Return before taxes	(2.74)%	2.00%	2.53%
Return after taxes on distributions	(3.98)%	0.94%	1.27%
Return after taxes on distributions and sale of fund shares	(1.77)%	1.09%	1.40%
Class Y (2/2/01) Return before taxes	(1.29)%	2.79%	2.99%
Barclays Capital US Intermediate Government/Credit Index(1)	5.08%	4.21%	*

*  Average annual total returns for the Barclays Capital US Intermediate Government/Credit Index (formerly known as the Lehman Brothers Intermediate Government/Credit Index) for the life of each class were as follows: Class A—5.34%; Class B—5.55%; Class C—5.70%; Class Y—5.35%.

(1)  The Barclays Capital US Intermediate Government/Credit Index (formerly known as the Lehman Brothers Intermediate Government/Credit Index) is a subset of the Barclays Capital US Government/Credit Index (formerly known as the Lehman Brothers Government/Credit Index) covering all investment grade issues with maturities from one up to (but not including) 10 years. The average weighted maturity is typically between four and five years. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	4.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	0.75%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.75%	None
Other expenses****	0.34%	0.39%	0.35%	0.25%
Total annual fund operating expenses	1.02%	1.82%	1.53%	0.68%
Less management fee waiver/expense reimbursements†	0.09%	0.14%	0.10%	—
Net expenses†	0.93%	1.68%	1.43%	0.68%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.93% for Class A, 1.68% for Class B, 1.43% for Class C and 0.68% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$541	$752	$980	$1,634
Class B (assuming sale of all shares at end of period)	671	859	1,172	1,722	**
Class B (assuming no sale of shares)	171	559	972	1,722	**
Class C (assuming sale of all shares at end of period)	221	474	825	1,815
Class C (assuming no sale of shares)	146	474	825	1,815
Class Y	69	218	379	847

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Investment objective, strategies and risks

Fund objective

Total return consisting of income and capital appreciation.

Principal investment strategies

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to within two years (plus or minus) of the effective duration of the fund's benchmark index, which as of November 16, 2009 was 5.35 years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade fixed income securities. Such investments may include US government bonds, bonds that are backed by mortgages and other assets, bonds (including convertible bonds) of US and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, loan participations and assignments, repurchase agreements, municipals, structured notes, and money market instruments (including commercial paper and certificates of deposit). US government securities issued by agencies and instrumentalities that are backed by the full faith and credit of the United States include securities issued by the Government National Mortgage Association and the Federal Housing Administration. US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. US government securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality include securities issued by the Federal Farm Credit System and the Federal Home Loan Banks.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade (or unrated bonds of equivalent quality) are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may invest in preferred securities. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Pacific Investment Management Company LLC ("PIMCO") currently serves as the fund's investment advisor. PIMCO seeks to invest the fund's assets in those areas of the bond market that it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, credit quality, yield curve, sector and prepayment exposure, as appropriate.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Prepayment risk—The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Leverage risk—Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  High yield securities risk—Lower-rated securities are subject to higher risks than investment grade securities, including greater price volatility and a greater risk of loss of principal and non-payment of interest. Issuers of such securities are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Swap agreement risk—The fund may enter into credit, total return, equity, interest rate, index and currency swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

•  Portfolio turnover risk—The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares, which have the longest performance history of the fund's Class A, Class B, Class C and Class Y shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 13.63%

Best quarter during calendar years shown: 3rd quarter, 2001: 6.64%

Worst quarter during calendar years shown: 3rd quarter, 2008: (3.56)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (12/11/00) Return before taxes	(3.05)%	2.92%	4.87%
Class B (1/30/01) Return before taxes	(3.73)%	2.80%	4.70	%(2)
Class C (12/1/00) Return before taxes	0.31%	3.38%	5.05%
Return after taxes on distributions	(3.48)%	1.54%	3.32%
Return after taxes on distributions and sale of fund shares	0.60%	1.89%	3.35%
Class Y (2/2/01) Return before taxes	1.88%	4.23%	5.50%
Barclays Capital US Government/Credit Index(1)	5.70%	4.64%	*

*  Average annual total returns for the Barclays Capital US Government/Credit Index (formerly known as the Lehman Brothers Government/Credit Index) for the life of each class were as follows: Class A—6.03%; Class B—5.81%; Class C—6.13%; Class Y—5.74%.

(1)  The Barclays Capital US Government/Credit Index (formerly known as the Lehman Brothers Government/Credit Index) is composed of all investment-grade bonds that have at least one year to maturity. The Index's total return comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	4.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	0.75%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.75%	None
Other expenses****	0.33%	0.41%	0.31%	0.21%
Total annual fund operating expenses	1.09%	1.92%	1.57%	0.72%
Less management fee waiver/expense reimbursements†	0.03%	0.11%	0.01%	—%
Net expenses†	1.06%	1.81%	1.56%	0.72%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM, but does not include the interest expenses related to the fund's positions where issuers have filed for bankruptcy. If those expenses were included, other expenses would be 0.34% for Class A, 0.42% for Class B, 0.32% for Class C and 0.22% for Class Y, and the total annual fund operating expenses would be 1.10% for Class A, 1.93% for Class B, 1.58% for Class C and 0.73% for Class Y.

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.06% for Class A, 1.81% for Class B, 1.56% for Class C and 0.81% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$553	$778	$1,021	$1,716
Class B (assuming sale of all shares at end of period)	684	892	1,227	1,820	**
Class B (assuming no sale of shares)	184	592	1,027	1,820	**
Class C (assuming sale of all shares at end of period)	234	495	854	1,867
Class C (assuming no sale of shares)	159	495	854	1,867
Class Y	74	230	401	894

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Investment objective, strategies and risks

Fund objective

High current income exempt from federal income tax.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal fixed income investments, the income from which is exempt from regular federal income taxes. The fund invests principally in investment grade municipal bonds of varying maturities. Normally, the fund limits its investments in municipal bonds that are subject to the federal alternative minimum tax (AMT) so that not more than 25% of its interest income will be subject to the AMT. The fund invests in municipal bonds that are subject to the AMT when its investment advisor believes that they offer attractive yields relative to municipal bonds that have similar investment characteristics but are not subject to the AMT.

The fund normally limits its portfolio "duration" to between three and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. The fund may invest up to 50% of its total assets in municipal bonds that are secured by revenues from public housing authorities and state and local housing finance authorities, including bonds that are secured or backed by the US Treasury or other US government guaranteed securities. US government securities issued by agencies and instrumentalities that are backed by the full faith and credit of the United States include securities issued by the Government National Mortgage Association and the Federal Housing Administration. US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. US government securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality include securities issued by the Federal Farm Credit System and the Federal Home Loan Banks.

The fund limits its investments in municipal bonds with the lowest investment grade rating (or unrated bonds of equivalent quality) to 15% of its total assets at the time the bonds are purchased. The fund may (but is not required to) use options, futures, swaps and other derivatives as part of its investment strategy or to help manage its portfolio duration.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Standish Mellon Asset Management Company LLC ("Standish") currently serves as the fund's investment advisor. In deciding which securities to buy for the fund, Standish seeks to identify undervalued sectors or geographical regions of the municipal market or undervalued individual securities. To do this, Standish uses credit research and valuation analysis and monitors the relationship of the municipal yield curve to the treasury yield curve. Standish also uses credit quality assessments from its in-house analysts to identify potential rating changes, undervalued issues and macro trends with regard to market sectors and geographical regions. Standish may make modest duration adjustments based on economic analyses and interest rate forecasts. Standish generally sells securities if it identifies more attractive investment opportunities within its investment criteria and doing so may improve the fund's return. Standish also may sell securities with weakening credit profiles or to adjust the average duration of the fund's portfolio.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Municipal bond risk—Municipal bonds are subject to interest rate, credit, illiquidity and market risks. The ability of a municipal issuer to make payments and the value of municipal bonds can be significantly affected by uncertainties in the municipal bond market related to litigation, federal and state legislation, taxation or other political events, the strength of the local or national economy, or the bankruptcy of an issuer.

•  Related securities concentration risk—Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, changes that affect one type of municipal bond may have a significant impact on the value of the fund.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to

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UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares, which have the longest performance history of the fund's Class A, Class B, Class C and Class Y shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 10.75%

Best quarter during calendar years shown: 2nd quarter, 2002: 3.31%

Worst quarter during calendar years shown: 2nd quarter, 2004: (2.10)%

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UBS PACE® Municipal Fixed Income Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (1/23/01) Return before taxes	(4.96)%	0.78%	2.26%
Class B (2/23/01) Return before taxes	(6.02)%	0.57%	2.27	%(2)
Class C (12/4/00) Return before taxes	(1.63)%	1.21%	2.64%
Return after taxes on distributions	(1.63)%	1.21%	2.64%
Return after taxes on distributions and sale of fund shares	(0.05)%	1.43%	2.70%
Class Y (2/23/01) Return before taxes	(0.24)%	1.95%	3.11%
Barclays Capital US Municipal 3-15 Year Blend Index(1)	2.27%	3.38%	*

*  Average annual total returns for the Barclays Capital US Municipal 3-15 Year Blend Index (formerly known as the Lehman Brothers US Municipal 3-15 Year Blend Index) for the life of each class were as follows: Class A—4.45%; Class B—4.50%; Class C—4.82%; Class Y—4.50%.

(1)  The Barclays Capital US Municipal 3-15 Year Blend Index (formerly known as the Lehman Brothers US Municipal 3-15 Year Blend Index) is a total return performance benchmark for the tax-exempt bond market. The Index includes municipal bonds with an effective maturity between 2 and 17 years that have at least one year to maturity and are investment grade. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

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UBS PACE® Municipal Fixed Income Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	4.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	0.75%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.75%	None
Other expenses****	0.27%	0.30%	0.28%	0.32%
Total annual fund operating expenses	0.96%	1.74%	1.47%	0.76%
Less management fee waiver/expense reimbursements†	0.03%	0.06%	0.04%	0.08%
Net expenses†	0.93%	1.68%	1.43%	0.68%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.93% for Class A, 1.68% for Class B, 1.43% for Class C and 0.68% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$541	$739	$954	$1,572
Class B (assuming sale of all shares at end of period)	671	842	1,138	1,651	**
Class B (assuming no sale of shares)	171	542	938	1,651	**
Class C (assuming sale of all shares at end of period)	221	461	799	1,754
Class C (assuming no sale of shares)	146	461	799	1,754
Class Y	69	235	415	935

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

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UBS PACE® Global Fixed Income Investments

Investment objective, strategies and risks

Fund objective

High total return.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. Such investments may include non-US government bonds (including bonds issued by supranational organizations and quasi-governmental entities), US government bonds, and bonds of US or non-US private issuers. While the fund may invest in US fixed income securities, it expects to invest mainly in non-US fixed income securities under normal circumstances. (Prior to December 1, 2005, the fund had been following a strategy of investing in both US and non-US fixed income investments. Effective December 1, 2005, the fund modified its strategy to focus more on non-US fixed income investment opportunities. The fund continues to invest in US securities on an opportunistic basis; however, the portfolio is not expected to continue to have as significant a US component as it had prior to the change as part of its normal investment strategy.) The fund invests primarily in high-grade bonds of governmental and private issuers in developed countries. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade and emerging market securities.

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between four and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund's investments may include mortgage- and asset-backed securities. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks. This includes investing in credit default swaps and inflation-linked swaps as part of managing the fund's assets.

US government securities issued by agencies and instrumentalities that are backed by the full faith and credit of the United States include securities issued by the Government National Mortgage Association and the Federal Housing Administration. US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. US government securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality include securities issued by the Federal Farm Credit System and the Federal Home Loan Banks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Rogge Global Partners plc ("Rogge Global Partners") currently serves as the fund's investment advisor.

Rogge Global Partners seeks to invest in bonds of financially healthy entities because it believes that these investments produce the highest bond and currency returns over time. In deciding which bonds to buy for the fund, Rogge Global Partners uses a top-down analysis to find value across countries and to forecast interest and currency-exchange rates over a one-year horizon in those countries. Rogge Global Partners also uses an optimization model to help determine country, currency and duration positions for the fund. Rogge Global Partners generally sells securities that no longer meet these selection criteria

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or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the fund assets it manages.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Non-diversification risk—The fund is a non-diversified investment company, which means that the fund may invest more of its assets in the securities of a single issuer than a diversified investment company. This may make the value of the fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  Prepayment risk—The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest

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UBS PACE® Global Fixed Income Investments

credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Foreign custody risk—The fund, when investing in foreign securities, may hold such securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares, which have the longest performance history of the fund's Class A, Class B, Class C and Class Y shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period between October 10, 2000 and August 22, 2007, when Rogge Global Partners and another investment advisor each was responsible for managing a separate portion of the fund's assets. Prior to October 10, 2000, Rogge Global Partners was responsible for managing all the fund's assets.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 11.16%

Best quarter during calendar years shown: 2nd quarter, 2002: 10.17%

Worst quarter during calendar years shown: 3rd quarter, 2008: (7.50)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (12/11/00) Return before taxes	(3.52)%	2.86%	5.71%
Class B (2/5/01) Return before taxes	(4.61)%	2.70%	5.27	%(2)
Class C (12/1/00) Return before taxes	(0.21)%	3.30%	5.85%
Return after taxes on distributions	(1.38)%	1.59%	4.30%
Return after taxes on distributions and sale of fund shares	(0.14)%	1.83%	4.17%
Class Y (1/16/01) Return before taxes	1.38%	4.15%	6.31%
Barclays Capital Global Aggregate ex US Index(1)	4.39%	5.21%	*

*  Average annual total returns for the Barclays Capital Global Aggregate ex US Index (formerly known as the Lehman Brothers Global Aggregate ex US Index (in USD)) for the life of each class were as follows: Class A—8.04%; Class B—7.71%; Class C—8.11%; Class Y—7.87%.

(1)  The Barclays Capital Global Aggregate ex US Index (formerly known as the Lehman Brothers Global Aggregate ex US Index) provides a broad-based measure of the global investment-grade fixed income markets excluding the US market. The two major components of this Index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	4.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	0.75%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.75%	None
Other expenses****	0.42%	0.45%	0.40%	0.29%
Total annual fund operating expenses	1.32%	2.10%	1.80%	0.94%
Less management fee waiver/expense reimbursements†	0.07%	0.10%	0.05%	0.05%
Net expenses†	1.25%	2.00%	1.75%	0.89%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM. Also includes any recoupment from the fund of expenses previously reimbursed by UBS Global AM under a written fee waiver/expense reimbursement agreement.

†  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through November 30, 2010 to the extent necessary to reflect the lower sub-advisory fee paid by UBS Global AM to Rogge Global Partners. The fund and UBS Global AM also entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.25% for Class A, 2.00% for Class B, 1.75% for Class C and 1.00% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding

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sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver and, with respect to the applicable classes, fee waiver/expense reimbursement agreements with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$572	$843	$1,135	$1,963
Class B (assuming sale of all shares at end of period)	703	948	1,320	2,041	**
Class B (assuming no sale of shares)	203	648	1,120	2,041	**
Class C (assuming sale of all shares at end of period)	253	562	970	2,112
Class C (assuming no sale of shares)	178	562	970	2,112
Class Y	91	295	515	1,150

*  The costs under the 1 year estimate reflect a fee waiver agreement and, with respect to the applicable classes, an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Investment objective, strategies and risks

Fund objective

Total return.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities rated below investment grade. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield fixed income securities that are rated below investment grade or considered to be of comparable quality (commonly referred to as "junk bonds").

These investments will include fixed income securities that are (i) rated below investment grade (lower than a Baa rating by Moody's Investors Service, Inc. ("Moody's") or lower than a BBB rating by Standard and Poor's, a division of The McGraw Hill Companies Inc. ("S&P")); (ii) comparably rated by another nationally recognized statistical rating organization (collectively, with Moody's and S&P, "Rating Agencies"); or (iii) unrated, but deemed by the fund's investment advisor to be of comparable quality to fixed income securities rated below Baa, BBB or a comparable rating by a Rating Agency.

The fund may invest in a number of different countries throughout the world, including the United States. The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. MacKay Shields LLC ("MacKay Shields") currently serves as the fund's investment advisor. MacKay Shields attempts to deliver attractive risk adjusted returns by avoiding most of the unusually large losses in the high yield market even if it means giving up much of the large gains. MacKay Shields believes that there is a very small subset of bonds that delivers outsized gains in the market. Due to the limited upside inherent in most bonds, over time, outsized gains are expected to be smaller than unusually large losses. By attempting to limit the fund's participation in the extremes of the market, MacKay Shields strives to add value over a market cycle and with lower volatility. MacKay Shields does this through a rigorous process that attempts to screen out what it believes to be the riskiest issuers in the market.

MacKay Shields anticipates that under normal circumstances the fund's average duration will approximate the duration of the Merrill Lynch Global High Yield Index, which has a duration of between 4 and 5 years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when interest rates increase by 1%, a debt security having a positive duration of 4 years can be expected to decrease in value by 4%; when interest rates decrease by 1%, the value of that same security generally can be expected to increase by 4%; however, high yield investments having the same duration as investment grade investments may react to interest rate changes to a different extent.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  High yield securities risk—Lower-rated securities are subject to higher risks than investment grade securities, including greater price volatility and a greater risk of loss of principal and non-payment of interest. Issuers of such securities are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Valuation risk—During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the fund's portfolio, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund's manager and investment advisor may play a greater role in the valuation of the fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the fund to accurately assign a daily value to such securities.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided below in "More about risks and investment strategies."

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class A shares, which have the longest performance history of the fund's Class A, Class C and Class Y shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class A shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.

Total return on Class A shares (2007 is Class A's first full calendar year of operations)

Total return January 1 - September 30, 2009: 41.54%

Best quarter during calendar years shown: 1st quarter, 2007: 1.51%

Worst quarter during calendar years shown: 4th quarter, 2008: (12.47)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Average annual total returns#

(for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class
Class A (5/1/06) Return before taxes	(22.35)%	(6.76)%
Return after taxes on distributions	(24.65)%	(9.00)%
Return after taxes on distributions and sale of fund shares	(14.32)%	(6.78)%
Merrill Lynch Global High Yield Index (hedged in USD)(1)	(27.01)%	(7.93)%

#  Class Y shares commenced issuance on April 3, 2006 and had fully redeemed by July 24, 2006, remaining inactive through December 25, 2008. Since Class C shares commenced issuance on January 21, 2009 and Class Y shares recommenced investment operations on December 26, 2008, performance information for those shares is not provided in the table. Also, there have been no Class B shares outstanding since inception of the fund.

(1)  The Merrill Lynch Global High Yield Index (hedged in USD) covers US dollar, Canadian dollar, sterling and euro-denominated fixed rate debt of corporate issuers domiciled in an investment grade rated country (i.e., BBB or higher foreign currency long-term debt rating). Individual bonds must be rated below investment grade (i.e., BB or lower based on a composite of Moody's and S&P) but not in default and must have at least one year remaining term to maturity; a minimum face value outstanding of $100 million, C$50 million, 50 million pounds sterling or 50 million euros; and have available price quotations. New issues qualify for inclusion after they settle. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	4.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	0.75%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B****	Class C#	Class Y#
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.75%	None
Other expenses†	0.51%	0.47%	0.47%	0.67%
Total annual fund operating expenses	1.46%	2.17%	1.92%	1.37%
Less management fee waiver/expense reimbursements††	0.11%	0.07%	0.07%	0.27%
Net expenses††	1.35%	2.10%	1.85%	1.10%

*  Securities dealers and other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  As of the end of the fund's prior fiscal year, Class B shares were not operational. Therefore, these amounts have been estimated and may be higher or lower once the class of shares becomes operational.

#  Expenses are annualized and reflect the actual expenses of the class based on its limited operating history during the fiscal year ended July 31, 2009.

†  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

††  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.35% for Class A, 2.10% for Class B, 1.85% for Class C and 1.10% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$581	$881	$1,202	$2,109
Class B (assuming sale of all shares at end of period)	713	972	1,358	2,153	**
Class B (assuming no sale of shares)	213	672	1,158	2,153	**
Class C (assuming sale of all shares at end of period)	263	596	1,030	2,238
Class C (assuming no sale of shares)	188	596	1,030	2,238
Class Y	112	407	724	1,623

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Investment objective, strategies and risks

Fund objective

Capital appreciation and dividend income.

Principal investment strategies

The fund invests primarily in stocks of US companies that are believed to be undervalued. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization of $3.0 billion or greater at the time of purchase. The fund seeks income primarily from dividend paying stocks.

The fund may invest, to a lesser extent, in other securities, such as securities convertible into stocks, fixed income securities, initial public offerings and stocks of companies with smaller total market capitalizations. The fund may invest up to 20% of its total assets in non-US securities. Such securities may trade either within or outside the United States. "Non-US securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States where the principal trading market for the issuer's securities is in a country other than the United States. The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), selects investment advisor(s) for the fund, subject to approval of the fund's board. Institutional Capital LLC ("ICAP"), Westwood Management Corp. ("Westwood") and Pzena Investment Management, LLC ("Pzena") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its segment of the fund's assets, ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for a positive change is about to occur with potential to produce stock appreciation of 15% or more relative to the market over a 12 to 18 month period. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or a new product). ICAP also uses internally and externally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and will act when the stock's target price is achieved, the catalyst has been violated, a risk to the investment thesis has been identified or ICAP identifies another stock with greater opportunity for appreciation.

In managing its segment of the fund's assets, Westwood utilizes a value style of investing in which it chooses common stocks that it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis.

In managing its segment of the fund's assets, Pzena follows a disciplined investment process to implement its value philosophy. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena looks for companies where, in its opinion: (1) the current valuation is low compared to the company's normalized earnings power; (2) current earnings are below historic norms; (3) the problems are temporary; (4) management has a viable strategy to generate earnings recovery; and (5) there is meaningful downside protection in case the earnings recovery does not materialize.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies (in which the fund may invest to a limited extent) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Derivatives Risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Initial public offerings risk—The fund may purchase shares issued as part of, or a short period after, a company's initial public offering (IPO), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes the fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund may prove to be incorrect. There also is the risk will increase or decrease in value that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. ICAP and Westwood each assumed day-to-day management of a separate portion of the fund's assets on July 1, 2000. Pzena assumed day-to-day management of another portion of the fund's assets on May 27, 2008.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 21.67%

Best quarter during calendar years shown: 2nd quarter, 2003: 14.66%

Worst quarter during calendar years shown: 4th quarter, 2008: (22.79)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (11/27/00) Return before taxes	(43.31)%	(2.65)%	(0.92)%
Class B (11/27/00) Return before taxes	(43.49)%	(2.70)%	(0.80	)%(2)
Class C (11/27/00) Return before taxes	(41.07)%	(2.31)%	(0.97)%
Return after taxes on distributions	(41.16)%	(3.25)%	(1.56)%
Return after taxes on distributions and sale of fund shares	(26.57)%	(1.74)%	(0.69)%
Class Y (1/19/01) Return before taxes	(39.83)%	(1.21)%	(0.18)%
Russell 1000 Value Index(1)	(36.85)%	(0.79)%	*

*  Average annual total returns for the Russell 1000 Value Index for the life of each class were as follows: Class A—0.60%; Class B—0.60%; Class C—0.60%; Class Y—0.31%.

(1)  The Russell 1000 Value Index measures the performance of a large universe of stocks with lower price-to-book ratios and lower forecasted growth rates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	5.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	1.00%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses****	0.33%	0.64%	0.39%	0.20%
Total annual fund operating expenses	1.24%	2.30%	2.05%	0.86%
Less management fee waiver/expense reimbursements†	—%	0.28%	0.03%	—%
Net expenses†	1.24%	2.02%	2.02%	0.86%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.27% for Class A, 2.02% for Class B, 2.02% for Class C and 1.02% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$669	$922	$1,194	$1,967
Class B (assuming sale of all shares at end of period)	705	992	1,405	2,101	**
Class B (assuming no sale of shares)	205	692	1,205	2,101	**
Class C (assuming sale of all shares at end of period)	305	640	1,101	2,377
Class C (assuming no sale of shares)	205	640	1,101	2,377
Class Y	88	274	477	1,061

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization of $3.0 billion or greater at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may invest, to a lesser extent, in other securities, such as securities convertible into stocks, fixed income securities, initial public offerings and stocks of companies with smaller total market capitalizations. The fund may invest up to 20% of its total assets in non-US securities. Such securities may trade either within or outside the United States. "Non-US securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States (including an emerging market country) where the principal trading market for the issuer's securities is in a country other than the United States (including an emerging market country). The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Marsico Capital Management, LLC ("Marsico"), SSgA Funds Management, Inc. ("SSgA FM"), Wellington Management Company, LLP ("Wellington Management") and Delaware Management Company ("Delaware") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets also may change over time.

In selecting investments for the fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, what it considers to be the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

In managing its segment of the fund's assets, Marsico may reduce or sell investments in portfolio securities if, in its opinion, a security's fundamentals change substantially, its price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

The core investments of the portfolio generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

In managing its segment of the fund's assets, SSgA FM seeks to outperform the Russell 1000 Growth Index (before fees and expenses). SSgA FM uses several quantitative measures based on valuation, sentiment and quality to identify investment opportunities within a large cap growth universe and combines factors to produce an overall rank. Comprehensive research is utilized to seek the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA FM ranks all companies within the investable universe from top to bottom based on its view of their relative attractiveness. SSgA FM then constructs the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the fund's benchmark to seek to maximize the risk/reward trade-off. SSgA FM aims to have the resulting portfolio possess characteristics similar to the Russell 1000 Growth Index. SSgA FM generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

In managing its portion of the fund, Wellington Management seeks long-term total returns above the Russell 1000 Growth Index (before fees and expenses) by investing in stocks of successful, growing companies. Over time, Wellington Management believes that stock prices follow earnings, and companies with superior business models that can sustain above average earnings growth will likely outperform the market. Wellington Management applies in-depth fundamental research seeking to identify change early, differentiate sustainable growth opportunities from short-lived events, identify superior business models, and develop strict valuation parameters for the companies they evaluate.

Wellington Management's strategies are focused on identifying sustainable growth opportunities by investing in companies that appear well positioned to benefit from long-lasting trends and have structural advantages to maintaining their position. Wellington Management seeks companies with at least one of the following sustainable growth characteristics:

•  cost advantage: economies-of-scale, low cost producer, superior technology or business model

•  customer advantage: unique product, market dominance

•  competitive advantage: barriers to entry, large installed base.

Wellington Management generally sells securities when it has identified more attractive investment opportunities or when its view on the prospects for a given holding have changed.

In managing its segment of the fund's assets, Delaware invests primarily in common stocks of large capitalization growth-oriented companies that

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Delaware believes have long-term capital appreciation potential and are expected to grow faster than the US economy. Using a bottom-up approach, Delaware seeks to select securities of companies that it believes have large-end market potential, dominant business models and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. Delaware also considers a company's operational efficiencies, management's plans for capital allocation and the company's shareholder orientation.

Delaware researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that Delaware thinks are the best investments for the fund. Specifically, Delaware looks for catalysts that might increase a company's potential for free cash flow growth, such as structural changes in the economy, corporate restructurings or turnaround situations, new products or changes in management.

Using a bottom-up approach, Delaware looks for companies that:

•  have attractive end market potential, dominant business models and strong free cash flow generation;

•  demonstrate operational and scale efficiencies;

•  have demonstrated expertise for capital allocation; and

•  have clear shareholder-oriented governance and compensation policies.

Although Delaware tends to hold a relatively focused portfolio of between 25 to 40 stocks, it generally maintains a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining growth.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Interest rate risk—The value of the fund's bond investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies (in which the fund may invest to a limited extent) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Index strategy risk—SSgA FM's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

•  Sector risk—Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging markets issuers than for issuers in more developed countries. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Initial public offerings risk—The fund may purchase shares issued as part of, or a short period after, a company's initial public offering (IPO), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes the fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. SSgA FM (or its predecessor in interest) assumed day-to-day management of a portion of the fund's assets on October 10, 2000. Marsico assumed responsibility for managing a separate portion of the fund's assets on September 16, 2002. Wellington Management assumed responsibility for managing a separate portion of the fund's assets on June 1, 2007. Delaware assumed responsibility for managing a separate portion of the fund's assets on December 5, 2007.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 24.07%

Best quarter during calendar years shown: 4th quarter, 2001: 15.67%

Worst quarter during calendar years shown: 1st quarter, 2001: (23.14)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (Inception date)	1 year	5 years	Life of Class
Class A (11/27/00) Return before taxes	(43.07)%	(4.53)%	(7.79)%
Class B (11/27/00) Return before taxes	(43.28)%	(4.66)%	(7.70	)%(2)
Class C (11/27/00) Return before taxes	(40.87)%	(4.26)%	(7.88)%
Return after taxes on distributions	(40.93)%	(4.36)%	(7.94)%
Return after taxes on distributions and sale of fund shares	(26.49)%	(3.53)%	(6.34)%
Class Y (2/15/01) Return before taxes	(39.55)%	(3.08)%	(6.08)%
Russell 1000 Growth Index(1)	(38.44)%	(3.42)%	*

*  Average annual total returns for the Russell 1000 Growth Index for the life of each class were as follows: Class A—(6.76)%; Class B—(6.76)%; Class C—(6.76)%; Class Y—(5.84)%.

(1)  The Russell 1000 Growth Index measures the performance of a large universe of stocks with higher price-to-book ratios and higher forecasted growth rates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	5.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	1.00%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses****	0.36%	0.63%	0.51%	0.19%
Total annual fund operating expenses	1.30%	2.32%	2.20%	0.88%
Less management fee waiver/expense reimbursements†	0.04%	0.27%	0.15%	0.04%
Net expenses†	1.26%	2.05%	2.05%	0.84%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through November 30, 2010 to the extent necessary to reflect the lower sub-advisory fees paid by UBS Global AM to SSgA FM. The fund and UBS Global AM have entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.30% for Class A, 2.05% for Class B, 2.05% for Class C and 1.05% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver and, with respect to the applicable classes, fee waiver/expense reimbursement agreements with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$671	$936	$1,220	$2,028
Class B (assuming sale of all shares at end of period)	708	999	1,416	2,143	**
Class B (assuming no sale of shares)	208	699	1,216	2,143	**
Class C (assuming sale of all shares at end of period)	308	674	1,166	2,522
Class C (assuming no sale of shares)	208	674	1,166	2,522
Class Y	86	277	484	1,081

*  The costs under the 1 year estimate reflect a fee waiver agreement and, with respect to the applicable classes, an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

The fund invests primarily in stocks of companies that are believed to be undervalued or overlooked in the marketplace. These stocks also generally have price-to-earnings (P/E) ratios below the market average. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase. The fund invests only in stocks that are traded on major exchanges or the over-the-counter market.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund may invest up to 10% of its total assets in non-US securities. Such securities may trade either within or outside the United States. "Non-US securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States where the principal trading market for the issuer's securities is in a country other than the United States. The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Buckhead Capital Management, LLC ("Buckhead"), Metropolitan West Capital Management, LLC ("MetWest Capital") and Systematic Financial Management, L.P. ("Systematic") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Buckhead is a fundamental, bottom-up, research-driven investment advisor. Buckhead utilizes a disciplined investment process that is designed to identify companies that it believes (i) are attractively valued, (ii) have strong underlying fundamental characteristics and (iii) likely have one or more catalysts that are expected to drive their share prices higher. Buckhead seeks to build concentrated portfolios (typically 35-50 holdings) with the largest positions in those companies that it believes have the highest likelihood of outperforming the market and/or the fund's benchmark. In general, securities will be sold if one or more of the following occurs: (i) the stock's price reaches a certain price level determined by Buckhead; (ii) the stock's issuer undergoes a change that makes the holding of the stock inconsistent with Buckhead's underlying investment strategy; and/or (iii) a more attractive investment opportunity is identified. Additionally, if a security's price appreciates such that it accounts for more than 5% of Buckhead's segment of the fund, a portion of the holding generally will be sold to maintain the holding's weight below 5% of Buckhead's segment of the fund.

In advising its segment of the fund, MetWest Capital directly researches smaller capitalization businesses it views as "high-quality" from an objective perspective. MetWest Capital attempts to identify companies selling below intrinsic value with clear catalysts to realize full value within their investment time horizon (typically two to four years), and constructs a portfolio consisting of highest-conviction ideas.

MetWest Capital utilizes a bottom-up fundamental, research-driven style that it believes is ideally suited to the small cap market segment. The approach utilizes a long-term focus that attempts to take advantage of opportunities presented by short-term anomalies in high-quality stocks. MetWest Capital concentrates on selecting unique individual investments utilizing a low-risk, value-oriented methodology. MetWest Capital requires the existence of one or more factors, or catalysts, that it considers an impetus for change at the companies in which it invests. In other words, MetWest Capital strives to

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

determine why an undervalued security is accorded a discount by other investors and what will change to eliminate that discount.

In advising its segment of the fund, Systematic employs a two-prong investment approach that utilizes both quantitative screening and fundamental research. Systematic's investment philosophy is predicated on its belief that stock prices reflect the market's estimates of earnings, and as revisions to those estimates are made by the market, stock prices will follow suit. By focusing only on companies whose fundamentals are improving, as confirmed by Systematic's research analysis and as evidenced by a positive earnings surprise (that is, when the earnings reported by a company are above estimates), Systematic's process seeks to avoid the chances of buying stocks in the "value trap" (that is, stocks that have experienced a significant price depreciation and, as a result, are mistaken as value stocks). Systematic's segment of the fund is expected to typically consist of 60 to 90 securities, with a market capitalization range generally consistent with that of the Russell 2500® Value Index, the fund's benchmark.

The first step in Systematic's investment process is a quantitative screening of all companies within the small/mid capitalization universe. The second step is fundamental research analysis which seeks to gauge investor expectations by focusing on key revenue and margin assumptions underlying earnings estimates. During this phase, Systematic generally focuses on the market's estimates of earnings for each company, the source of any unexpected earnings increase to determine whether the increase is sustainable, each company's financial statements and the accounting techniques used in the preparation of its financial statements, the valuation of each company on both an absolute and relative basis, and publicly available information and proprietary research methods to understand the key drivers of a company's fundamentals.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. On October 1, 2005, MetWest Capital assumed day-to-day management of a portion of the fund's assets. On May 28, 2009, Buckhead and Systematic each assumed responsibility for managing a separate portion of the fund's assets.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 28.56%

Best quarter during calendar years shown: 2nd quarter, 2003: 20.83%

Worst quarter during calendar years shown: 4th quarter, 2008: (27.90)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (11/27/00) Return before taxes	(38.88)%	(4.36)%	2.31%
Class B (11/28/00) Return before taxes	(39.11)%	(4.32)%	2.48	%(2)
Class C (11/27/00) Return before taxes	(36.54)%	(4.02)%	2.25%
Return after taxes on distributions	(36.54)%	(5.51)%	1.07%
Return after taxes on distributions and sale of fund shares	(23.75)%	(3.04)%	2.10%
Class Y (12/20/00) Return before taxes	(35.08)%	(2.93)%	3.58%
Russell 2500 Value Index(1)	(31.99)%	(0.15)%	*

*  Average annual total returns for the Russell 2500 Value Index for the life of each class were as follows: Class A—5.59%; Class B—5.68%; Class C—5.59%; Class Y—5.44%.

(1)  The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth rates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	5.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	1.00%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses****	0.44%	0.77%	0.45%	0.28%
Total annual fund operating expenses	1.39%	2.47%	2.15%	0.98%
Less management fee waiver/expense reimbursements†	—	0.31%	—	—
Net expenses†	1.39%	2.16%	2.15%	0.98%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.41% for Class A, 2.16% for Class B, 2.16% for Class C and 1.16% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$684	$966	$1,269	$2,127
Class B (assuming sale of all shares at end of period)	719	1,040	1,488	2,268	**
Class B (assuming no sale of shares)	219	740	1,288	2,268	**
Class C (assuming sale of all shares at end of period)	318	673	1,154	2,483
Class C (assuming no sale of shares)	218	673	1,154	2,483
Class Y	100	312	542	1,201

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund may invest up to 10% of its total assets in non-US securities. Such securities may trade either within or outside the United States. "Non-US securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States where the principal trading market for the issuer's securities is in a country other than the United States. The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Copper Rock Capital Partners, LLC ("Copper Rock"), Palisade Capital Management, L.L.C. ("Palisade") and Riverbridge Partners, LLC ("Riverbridge") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its segment of the fund's assets, Copper Rock employs a fundamental, bottom-up investment approach that focuses on identifying emerging companies that exhibit the potential for strong and sustainable revenue growth over each of the following two years. Copper Rock believes that incremental margin expansion and proven management are key factors that propel a company's growth. For its portion of the fund's assets, Copper Rock will typically hold 70 to 90 equity positions that are diversified across sectors and industries. Copper Rock utilizes a "pure" growth investment style that emphasizes growth and momentum characteristics. Copper Rock attempts to manage risk by diversifying and understanding its holdings and employing a stringent sell discipline.

In managing its segment of the fund's assets, Palisade seeks fundamentally strong and dynamic small and mid cap companies that are trading at a discount to their growth rates. Palisade's goal is to ascertain a dynamic of change before it manifests in consensus estimates. Palisade believes that it can be successful because the small and mid cap market is inherently less efficient than the large cap market. Palisade attempts to gain an informational advantage by committing to the labor intensive process of conducting bottom-up fundamental research on small and mid cap companies, as well as their customers, competitors and supply chains. Because the effectiveness of a small/mid cap company's management team can often determine the difference between success and failure, Palisade places heavy emphasis on direct access to a variety of each company's key decision-makers.

In managing its segment of the fund's assets, Riverbridge believes that earnings power determines the value of a franchise. Riverbridge focuses on companies that are viewed as building their earnings power and building the intrinsic value of the company over long periods of time. Riverbridge looks to invest in high-quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Sector risk—Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Riverbridge assumed day-to-day management of a portion of the fund's assets on October 1, 2005. Copper Rock assumed responsibility for managing a separate portion of the fund's assets on March 1, 2007. Palisade assumed day-to-day management of a separate portion of the fund's assets on February 2, 2009.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 31.74%

Best quarter during calendar years shown: 4th quarter, 2001: 26.48%

Worst quarter during calendar years shown: 3rd quarter, 2001: (26.68)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (11/27/00) Return before taxes	(46.90)%	(5.29)%	(4.85)%
Class B (11/27/00) Return before taxes	(47.08)%	(5.32)%	(4.78	)%(2)
Class C (11/27/00) Return before taxes	(44.82)%	(4.97)%	(4.92)%
Return after taxes on distributions	(44.82)%	(6.18)%	(5.68)%
Return after taxes on distributions and sale of fund shares	(29.14)%	(3.96)%	(3.95)%
Class Y (2/12/01) Return before taxes	(43.56)%	(3.84)%	(2.25)%
Russell 2500 Growth Index(1)	(41.50)%	(2.24)%	*

*  Average annual total returns for the Russell 2500 Growth Index for the life of each class were as follows: Class A—(2.87)%; Class B—(2.87)%; Class C—(2.87)%; Class Y—(2.42)%.

(1)  The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth rates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	5.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	1.00%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses****	0.45%	0.91%	0.49%	0.26%
Total annual fund operating expenses	1.40%	2.61%	2.19%	0.96%
Less management fee waiver/expense reimbursements†	0.02%	0.48%	0.06%	—
Net expenses†	1.38%	2.13%	2.13%	0.96%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.38% for Class A, 2.13% for Class B, 2.13% for Class C and 1.13% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$683	$967	$1,272	$2,136
Class B (assuming sale of all shares at end of period)	716	1,066	1,542	2,338	**
Class B (assuming no sale of shares)	216	766	1,342	2,338	**
Class C (assuming sale of all shares at end of period)	316	679	1,169	2,519
Class C (assuming no sale of shares)	216	679	1,169	2,519
Class Y	98	306	531	1,178

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in US securities markets. Such investments may include common stocks, which may or may not pay dividends, and securities convertible into common stocks, of companies domiciled outside the United States.

The fund may invest, to a limited extent, in stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy. The fund may also invest, to a limited extent, in securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan") and Martin Currie Inc. ("Martin Currie") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its segment of the fund's assets, Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle. The center of the research effort is a value-oriented dividend discount methodology toward individual securities and market analysis that attempts to identify value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In an international portfolio, currency returns can be an integral component of an investment's total return. Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

In managing its segment of the fund's assets, J.P. Morgan uses a bottom-up, research driven strategy that seeks to generate risk characteristics that closely match those of the fund's benchmark yet at the same time capitalize on the information advantage created by the firm's proprietary research capabilities to generate outperformance. The strategy is driven by valuation based fundamental analysis focused on normalized earnings and earnings growth. The J.P. Morgan team seeks to maintain regional weights and sector/industry weights close to those of the benchmark. Stock selection is the focus, being the expected primary source of added value.

Martin Currie has a highly active 'conviction' approach, seeking the best opportunities for growth across global stock markets.

Martin Currie identifies change as the central dynamic behind stock price movement. This means recognizing change at company level (management changes, product strategies, acquisitions, etc.) and at macro level (legislative changes, economic prospects, sector dynamics, etc.). Determining the impact of these changes is believed to lead to superior investment performance. Martin Currie believes that its investment process allows it to identify, evaluate and exploit change at an early stage.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

In managing its segment of the fund's assets, Martin Currie uses a fully integrated international investment process. Rather than running distinct regional portfolios, it compares and ranks stock opportunities across the whole investment universe. To help identify and evaluate the best stock ideas, Martin Currie employs fundamental company and sector research, together with its own proprietary quantitative screening tool, the Dynamic Stock MatrixTM.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Foreign currency risk—The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Investment company risk—Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

•  Foreign custody risk—The fund, when investing in foreign securities, may hold such securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges or expenses.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to April 1, 2004, which is the date on which Mondrian and J.P. Morgan each assumed day-to-day management of a separate portion of the fund's assets.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 23.06%

Best quarter during calendar years shown: 2nd quarter, 2003: 20.17%

Worst quarter during calendar years shown: 3rd quarter, 2002: (22.38)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (11/27/00) Return before taxes	(47.12)%	0.17%	(1.80)%
Class B (11/27/00) Return before taxes	(47.35)%	(0.02)%	(1.80	)%(3)
Class C (11/27/00) Return before taxes	(45.02)%	0.49%	(1.91)%
Return after taxes on distributions	(45.26)%	(0.23)%	(2.29)%
Return after taxes on distributions and sale of fund shares	(28.83)%	0.82%	(1.32)%
Class Y (1/17/01) Return before taxes	(43.82)%	1.72%	(0.53)%
MSCI EAFE Index (net)(1),(2)	(43.38)%	1.66%	*

*  Average annual total returns for the MSCI EAFE Index (net) for the life of each class were as follows: Class A—0.35%(2); Class B—0.35%(2); Class C—0.35%(2); Class Y—0.07%.

(1)  The MSCI EAFE Index (net) is an index of stocks from 21 countries designed to measure the investment returns of developed economies outside of North America. Dividends are reinvested after the deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Investors should note that indices do not reflect the deduction of fees and expenses.

(2)  Returns for the MSCI EAFE Index (net) for the life of Class A, B and C are calculated from the month end after the inception date, namely, November 30, 2000.

(3)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	5.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	1.00%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	0.79%	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses****	0.42%	0.84%	0.52%	0.27%
Total annual fund operating expenses	1.46%	2.63%	2.31%	1.06%
Less management fee waiver/expense reimbursements†	—	0.23%	—	—
Net expenses†	1.46%	2.40%	2.31%	1.06%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

†  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.65% for Class A, 2.40% for Class B, 2.40% for Class C, and 1.40% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$690	$986	$1,304	$2,200
Class B (assuming sale of all shares at end of period)	743	1,096	1,575	2,397	**
Class B (assuming no sale of shares)	243	796	1,375	2,397	**
Class C (assuming sale of all shares at end of period)	334	721	1,235	2,646
Class C (assuming no sale of shares)	234	721	1,235	2,646
Class Y	108	337	585	1,294

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities that are tied economically to emerging market countries. Such investments may include equity securities issued by companies domiciled in emerging market countries. The fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies. However, countries included in this index may be considered emerging markets based on current political and economic factors. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may invest, to a limited extent, in bonds, including up to 10% of its total assets in bonds that are below investment grade. Below investment grade securities are commonly known as "junk bonds." The fund may also invest, to a limited extent, in securities of other investment companies that invest in emerging markets. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Mondrian Investment Partners Limited ("Mondrian") and Gartmore Global Partners ("GGP") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its segment of the fund's assets, Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle. The center of the research effort is a value-oriented dividend discount methodology toward individual securities and market analysis that identifies value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In an international portfolio, currency returns can be an integral component of an investment's total return. Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectation. Share prices usually reflect what the market expects. GGP seeks out companies where it believes the market has underestimated the prospects for earnings potential. Just as importantly, GGP attempts to avoid those companies where future earnings are likely to disappoint.

GGP generates proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are believed to be better or worse than the market's consensus. GGP aims to provide strong performance by investing in companies where it believes the market has underestimated the prospects for earnings potential. The heart of GGP's investment strategy focuses on identifying the potential for unexpected earnings by the stringent analysis of strategic factors, industry dynamics, and the assessment of individual company franchises.

GGP adopts a team based active management approach focusing on bottom-up stock picking within a risk-controlled environment. Risk is an integral part of GGP's process and is managed on four levels: stock, sector, country and portfolio level.

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UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

In making decisions on whether to buy or sell a security, GGP is not limited by the turnover rate of the fund. GGP may engage in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Foreign currency risk—The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

•  Geographic concentration risk—To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Derivatives Risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Interest rate risk—The value of the fund's bond investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Investment company risk—Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

•  Foreign custody risk—The fund, when investing in foreign securities, may hold such securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares, which have the longest performance history of the fund's Class A, Class B, Class C and Class Y shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B, Class C and Class Y shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will per-form in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Mondrian assumed day-to-day management of a portion of the fund's assets on September 28, 2004. GGP assumed day-to-day management of a separate portion of the fund's assets on August 2, 2002.

Total return on Class C shares (2001 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 52.81%

Best quarter during calendar years shown: 4th quarter, 2001: 27.12%

Worst quarter during calendar years shown: 4th quarter, 2008: (28.45)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	Life of Class
Class A (12/11/00) Return before taxes	(54.48)%	4.37%	4.42%
Class B (12/22/00) Return before taxes	(53.94)%	4.39%	5.45	%(2)
Class C (12/1/00) Return before taxes	(52.51)%	4.75%	5.28%
Return after taxes on distributions	(54.63)%	2.72%	4.01%
Return after taxes on distributions and sale of fund shares	(30.91)%	4.59%	4.91%
Class Y (2/9/01) Return before taxes	(51.61)%	5.97%	5.41%
MSCI Emerging Markets Index(1)	(53.18)%	8.02%	*

*  Average annual total returns for the MSCI Emerging Markets Index for the life of each class were as follows: Class A—9.01%; Class B—9.87%; Class C—9.87%; Class Y—8.53%.

(1)  The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America, and the Pacific Basin. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	5.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	1.00%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class B	Class C	Class Y
Management fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses****	0.68%	0.72%	0.67%	0.47%
Total annual fund operating expenses	1.93%	2.72%	2.67%	1.47%

*  Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the level shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$735	$1,123	$1,535	$2,680
Class B (assuming sale of all shares at end of period)	775	1,144	1,640	2,687	*
Class B (assuming no sale of shares)	275	844	1,440	2,687	*
Class C (assuming sale of all shares at end of period)	370	829	1,415	3,003
Class C (assuming no sale of shares)	270	829	1,415	3,003
Class Y	150	465	803	1,757

*  Reflects conversion to Class A shares after a maximum of 6 years.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Investment objective, strategies and risks

Fund objective

Total return.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in real estate investment trusts ("REITs") and other real-estate related securities. Under normal market circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies in the real estate industry. Such securities may include common shares, preferred shares and units of beneficial interest in real estate companies (inclusive of REITs).

The fund will consider real estate securities to be those securities issued by companies principally engaged in the real estate industry, defined to mean those companies which (i) derive at least 50% of their revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invest at least 50% of their assets in such real estate.

The fund may invest in the securities of issuers located in a number of different countries throughout the world. Under normal market circumstances, the fund will maintain exposure to real estate related securities of issuers in the United States and in at least three countries outside the United States. The amount invested outside the United States may vary, and at any given time, the fund might or might not have a significant exposure to non-US securities depending upon the investment advisor's investment decisions.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. ING Clarion Real Estate Securities, LLC ("ING CRES") and Brookfield Investment Management Inc. ("Brookfield") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its portion of the fund's assets, ING CRES uses a multi-step investment process for constructing the investment portfolio. This process combines top-down region and sector allocation with bottom-up individual stock selection. First, ING CRES selects property sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private real estate market trends and conditions. Second, ING CRES uses a proprietary valuation process in an effort to identify investments with superior current income and growth potential relative to their peers. This process includes the analysis of several factors, categorized broadly within three groupings: (i) value and property; (ii) capital structure; and (iii) management and strategy.

In managing its portion of the fund's assets, Brookfield intends to achieve total returns by investing in a diversified portfolio of global securities of companies primarily in the real estate industry, including real estate investment trusts, real estate operating companies, companies whose value is significantly affected by the value of such companies' real estate holdings, and related entities and structures. Real estate operating companies and related entities and structures include: (i) traditional real estate companies whose primary business is the ownership, operation and development of commercial and residential real estate; (ii) those companies whose value is, in the judgment of Brookfield, significantly affected by the value of such companies' real estate holdings; and (iii) non-traditional real estate companies, such as homebuilders and infrastructure companies, and asset-rich companies that own significant real estate assets, although their primary business might not be the ownership of real estate.

Brookfield utilizes a fundamental, bottom-up, value-based stock selection methodology. In the long term, Brookfield believes that a company's value is largely determined by a combination of the value of its underlying assets and the related cash flows and the strength of its management team. In the short term, however, Brookfield believes that real estate stocks are often mispriced because a range of stock market factors can influence share prices and cause divergence from their

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UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

long-term fair value, in which case Brookfield may take advantage of these short-term opportunities.

The fund may engage in "short-selling." When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the fund borrows a security, it must post collateral, which can consist of either securities or cash. If the fund uses cash as collateral, it may earn interest income on the cash set aside to secure its obligations. The interest income may be sufficient to offset certain costs related to short sales, such as "dividend expense." Dividend expense arises when a short seller such as the fund makes a payment to the buyer of the security sold short in lieu of the dividend normally received on the shares that have been sold short. Dividend expense can vary depending upon the nature of the securities sold short and the extent to which short selling is utilized. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks, as discussed under "Principal risks."

The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risk.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Real estate industry risk—An investment in the fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing; variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

•  Real estate investment trust risk—The performance of equity and mortgage REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITs, which specialize in lending money to developers of properties, may be affected by the quality of any credit extended.

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Foreign currency risk—The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. Some or all of the securities in which the fund invests may be illiquid when purchased or subsequently may become illiquid. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Non-diversification risk—The fund is a non-diversified investment company, which means that the fund may invest more of its assets in the securities of a single issuer than a diversified investment company. This may make the value of the fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  Sector risk—Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

•  Short sales risk—The fund may engage in short sales involving the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss.

•  Foreign custody risk—The fund, when investing in foreign securities, may hold such securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A and Class C shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to November 17, 2009, which is the date on which ING CRES and Brookfield each assumed day-to-day management of a separate portion of the fund's assets. Prior to that, another investment advisor was responsible for managing the fund's assets.

Total return on Class C shares (2007 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 21.60%

Best quarter during calendar years shown: 1st quarter, 2007: 6.57%

Worst quarter during calendar years shown: 4th quarter, 2008: (33.27)%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Average annual total returns#

(for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class
Class A (12/18/06) Return before taxes	(52.28)%	(32.21)%
Class C (12/18/06) Return before taxes	(50.40)%	(30.87)%
Return after taxes on distributions	(50.45)%	(31.25)%
Return after taxes on distributions and sale of fund shares	(32.76)%	(25.50)%
FTSE EPRA/NAREIT Developed Index(1)	(47.72)%	(29.00)%
FTSE NAREIT Equity REIT Index(2)	(37.73)%	(26.82)%

#  Class Y shares commenced issuance on November 30, 2006 and had fully redeemed by February 15, 2007, remaining inactive through December 25, 2008. Since Class Y shares recommenced investment operations on December 26, 2008, performance information for those shares is not provided in the table.

(1)  The FTSE EPRA/NAREIT Developed Index (formerly known as the FTSE EPRA/NAREIT Global Real Estate Index) is designed to trade the performance of listed real estate companies and real estate investment trusts ("REITs") worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and exchange traded funds. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  The FTSE NAREIT Equity REIT Index is an unmanaged market weighted index of publicly traded US equity real estate investment trusts ("REITs"). Equity REITs include those firms that own, manage and lease investment grade commercial real estate. A company is classified as an Equity REIT if 75% or more of its gross invested book assets is invested in real property. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Expenses and Fee Tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	5.50%	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	1.00%	None
Exchange fee	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A	Class C	Class Y****
Management fees	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	None
Other Expenses†	1.11%	1.26%	1.17%
Total annual fund operating expenses	2.06%	2.96%	1.87%
Less management fee waiver/expense reimbursements††	0.61%	0.76%	0.67%
Net expenses††	1.45%	2.20%	1.20%

*  Securities dealers and other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

****  Expenses are annualized and reflect the actual expenses of Class Y based on its limited operating history during the fiscal year ended July 31, 2009.

†  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

††  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.45% for Class A, 2.20% for Class C, and 1.20% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$689	$1,105	$1,544	$2,762
Class C (assuming sale of all shares at end of period)	323	844	1,491	3,226
Class C (assuming no sale of shares)	223	844	1,491	3,226
Class Y	122	523	949	2,136

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as the fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Investment objective, strategies and risks

Fund objective

Long-term capital appreciation.

Principal investment strategies

UBS PACE® Alternative Strategies Investments has a broad investment mandate that permits the fund to invest in a wide range of equity, fixed income and derivative securities in pursuing its investment objective. The fund invests in equity securities of US and non-US companies of various market capitalizations. The fund also invests in fixed income securities issued by companies and government and supranational entities around the world. The fund expects to invest extensively in derivative instruments, including those that provide exposure to commodities and commodity indices.

The fund may invest in a number of different countries throughout the world, including the United States. The fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors.

The fund may engage in "short-selling." When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the fund borrows a security, it must post collateral, which can consist of either securities or cash. If the fund uses cash as collateral, it may earn interest income on the cash set aside to secure its obligations. The interest income may be sufficient to offset certain costs related to short sales, such as "dividend expense." Dividend expense arises when a short seller such as the fund makes a payment to the buyer of the security sold short in lieu of the dividend normally received on the shares that have been sold short. Dividend expense can vary depending upon the nature of the securities sold short and the extent to which short selling is utilized. Although dividend expense and other costs of short selling are reflected under "Annual fund operating expenses" provided below, the expense information does not reflect the offsetting benefit of interest income, if any, and is based upon historical information. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks, as discussed under "Principal risks."

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), Goldman Sachs Asset Management, L.P. ("GSAM") and First Quadrant L.P. ("First Quadrant") currently serve as the fund's investment advisors. The allocation of the fund's assets between investment advisors who employ investment strategies is designed to achieve long-term capital appreciation while having a low correlation to traditional equity and fixed income asset classes. The relative value of each investment advisor's share of the fund's assets may change over time.

Analytic Investors, Wellington Management, GSAM and First Quadrant employ the following portfolio management strategies:

•  Long/Short Global Equity Strategy (Analytic Investors);

•  Opportunistic Equity Plus Alpha Strategy (Wellington Management);

•  Global LIBOR Plus Strategy (GSAM); and

•  Global Macro Strategy (First Quadrant).

Subject to approval by the fund's board of trustees, UBS Global AM may in the future allocate assets to additional or different investment advisors to employ other portfolio management strategies. Such other strategies may include, among others, fixed income arbitrage and convertible equity strategies. UBS Global AM also may utilize additional or changes to investment strategies with the current investment

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

advisors subject to the oversight of the fund's board of trustees.

Long/short global equity strategy—Analytic Investors employs a long/short global equity strategy. This strategy is implemented by taking long and short positions of equity securities publicly traded in the United States and in foreign markets both by direct equity investment and through derivatives. The fund buys securities "long" that Analytic Investors believes will out-perform the market, and sells securities "short" that Analytic believes will under-perform the market. This is, however, not a market neutral strategy.

The fund's long-short exposure will vary over time based on Analytic Investors' assessment of market conditions and other factors. Analytic Investors may increase the fund's short equity exposure when it believes that market conditions are particularly favorable for a short strategy, such as during periods of modest gains and moderate volatility in the global equity markets, or when the market is considered to be overvalued.

Opportunistic equity plus alpha strategy—Wellington Management employs an "opportunistic equity plus alpha strategy." This strategy is implemented by opportunistically seeking non-core equity exposures (i.e., exposures generally outside of core investments such as non-US small cap, emerging markets equity and sector exposures) that Wellington Management believes are attractively valued, have positive structural characteristics in the current market environment or are expected to benefit from anticipated economic cycles. In addition to the non-core equity exposures, Wellington Management may employ other investment approaches, for example, by allocating assets to fixed income securities or other non-equity investments, that are expected to beat their respective benchmarks over time. These allocations represent the "plus alpha" portion of the overall investment strategy; however, there is no guarantee that these other approaches will be successful.

In pursuing its opportunistic equity alpha plus strategy, Wellington Management may buy and sell, directly or indirectly, listed or unlisted equity and fixed income securities issued by entities around the world, as well as derivative instruments. These equity securities may include, but are not limited to, common stock, convertible securities, REITs (i.e., shares of real estate investment trusts), ADRs (i.e., American Depositary Receipts) and other depositary securities. Fixed income securities may include, but are not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed income securities. These debt obligations may be denominated in US dollars or other currencies, and may include non-investment grade and emerging market debt issues.

Wellington Management also may buy or sell: ETFs (i.e., exchange-traded funds); equity-index, interest rate, credit and fixed income index futures; options and options on futures; forward contracts; structured notes; swaps and swap options; and over-the-counter and other derivatives related to countries, industries, broad-market indices, or similar groups of securities. The fund may also buy and sell derivatives related to individual commodities or groups of commodities, and to individual currencies or groups of currencies. The fund may buy and sell instruments associated with other asset classes. Specific components of the strategy are expected to change over time.

Global macro strategy—First Quadrant employs a "global macro strategy," pursuant to which it seeks consistent returns. This strategy is implemented by combining several different complex investment techniques. With its assessment of the cyclical nature of risks, First Quadrant uses a "tactical risk allocation" approach which increases investment risk where it believes opportunities for risk-adjusted profit are high and attempts to lower market risks when it believes gains have been realized and future gains are unlikely.

First Quadrant's global macro strategy also reflects its views on the global markets, based on its belief that the global equity, bond, and currency markets are mutually dependent. To implement its strategy, First Quadrant assesses the combination of local market and economic factors as well as global equity, fixed income or currency market factors and attempts to capture inefficiencies in those markets. As a result, a

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UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

change in the price of a stock or fixed income market, or a change in a currency exchange rate in one market, may influence a decision to take, or adjust, derivatives positions in other instruments that are tied to other markets or other market types.

First Quadrant's global macro strategy is mostly based on the use of derivatives, and First Quadrant seldom holds securities "long." It uses exchange traded futures on global equity indices and government bonds, forwards, swaps and exchange traded options such as options on indices. By using derivatives as its principal means of implementing its strategy, First Quadrant intends to quickly and efficiently gain market exposure to equity securities, fixed income securities, and foreign currencies, and seeks to take advantage of value (and to reduce exposure to certain risks) that First Quadrant identifies in the global equity, bond, and currency markets.

The fund may hold cash or invest its cash balances at such times and in any investments deemed appropriate by First Quadrant, including without limitation cash equivalents and short-term investments, in order to cover the derivative transactions or otherwise in the discretion of First Quadrant. These instruments may include, without limitation, money market instruments and other short-term debt obligations, shares of money market collective investment funds, and repurchase agreements with banks and broker-dealers.

Global LIBOR Plus strategy—GSAM will seek to employ a number of diverse investment strategies and will also seek to allocate capital tactically to the strategies which it believes will offer the best opportunities at a given point in time in a given market or sector. The portion of the fund managed by GSAM focuses mainly on the global fixed income and currency markets, across various investment grade and sub-investment grade sectors. GSAM, in particular, may use certain techniques, through the use of financial derivative instruments, which may result in both net long and net short exposures in, amongst other things, interest rates, credit and currencies, and other permitted investments as part of its general investment policy, to generate returns and/or for hedging purposes. A "net short" or "net long" position reflects how a particular position is tied economically to changes in interest rates, credit risk valuation or relative valuation of different currencies.

GSAM is expected to invest its segment of the fund mainly in currencies, fixed income securities and financial derivative instruments. Fixed income securities may include, but are not limited to, government bonds, government agency bonds, supranational bonds, asset-backed securities, mortgage-backed securities, corporate bonds (including corporate high yield bonds) and emerging market debt. The fund may engage in derivative transactions including, but not limited to, swaps (including interest rate swaps, credit default swaps and total return swaps), futures contracts, options, foreign currency forward contracts as well as engaging in reverse repurchase agreements, and other transactions involving currency and interest rate hedging, security hedging or other strategies to manage risk relating to the fund's investments, to leverage the fund and to expose the fund to certain markets or securities.

The fund may hold cash or invest its cash balances at such times and in any instruments deemed appropriate by GSAM, including without limitation cash-equivalents and short-term investments, pending allocation of such capital to one or more investment strategies, in order to meet operational needs, for temporary defensive purposes, to maintain liquidity, to fund anticipated redemptions or expenses of the fund or otherwise in the discretion of GSAM. These investments may include money market instruments and other short-term debt obligations, shares of money market collective investment funds, and repurchase agreements with banks and broker-dealers.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Aggressive investment risk—The fund may employ investment strategies that involve greater risks than

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

the strategies used by typical mutual funds, including increased use of short sales (which involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions, and hedging strategies.

•  Arbitrage trading risk—The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Derivatives Risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Swap agreement risk—The fund may enter into credit, total return, equity, interest rate, index and currency swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Foreign currency risk—The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  High yield securities risk—Lower-rated securities are subject to higher risks than investment grade securities, including greater price volatility and a greater risk of loss of principal and non-payment of interest. Issuers of such securities are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to

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sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Interest rate risk—The value of the fund's fixed income investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Leverage risk—Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Non-diversification risk—The fund is a non-diversified investment company, which means that the fund may invest more of its assets in the securities of a single issuer than a diversified investment company. This may make the value of the fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  Sector risk—Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

•  Short sales risk—The fund may engage in short sales involving the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss.

•  Structured security risk—The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that a fund's investment advisors did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

•  Valuation risk—During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the fund's portfolio, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund's manager and investment advisors may play a greater role in the valuation of the fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the fund to accurately assign a daily value to such securities.

•  Portfolio turnover risk—The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

•  Municipal bond risk—Municipal bonds are subject to interest rate, credit, illiquidity and market risks. The ability of a municipal issuer to make payments and the value of municipal bonds can be significantly affected by uncertainties in the municipal bond market related to litigation, federal and state legislation, taxation or other political events, the

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UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

strength of the local or national economy, or the bankruptcy of an issuer.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Performance

Risk/return bar chart and table

The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of the fund's Class C shares. The fund's Class P shares are offered pursuant to a separate prospectus and may be purchased only by participants in the PACE Select Advisors Program, who are subject to the maximum annual program fee of 1.50%. The fund's Class A, Class B, Class C and Class Y shares offered pursuant to this prospectus are not part of the PACE Select Advisors Program and are not subject to the annual PACE Select Advisors Program fee.

The bar chart shows how the performance of the fund's Class C shares has varied from year to year. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns of the fund's Class A, Class B and Class C shares over various time periods. The table does reflect the fund's sales charges. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any sales charges, expenses or, in certain instances, taxes.

The table shows returns on a before-tax and after-tax basis for Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class C shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to September 11, 2007, which is the date on which GSAM assumed day-to-day management of a portion of the fund's assets. Analytic Investors and Wellington Management each has been responsible for the day-to-day management of a separate portion of the fund's assets since inception of the fund. First Quadrant assumed day-to-day management of a separate portion of the fund's assets on April 8, 2009.

Total return on Class C shares (2007 is Class C's first full calendar year of operations)

Total return January 1 - September 30, 2009: 8.23%

Best quarter during calendar years shown: 2nd quarter, 2007: 4.52%

Worst quarter during calendar years shown: 3rd quarter, 2008: (12.12)%

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Average annual total returns#

(for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class
Class A (4/10/06) Return before taxes	(28.43)%	(7.45)%
Class B (5/19/06) Return before taxes	(28.52)%	(6.85)%
Class C (4/11/06) Return before taxes	(25.61)%	(6.07)%
Return after taxes on distributions	(25.71)%	(6.36)%
Return after taxes on distributions and sale of fund shares	(16.52)%	(5.21)%
MSCI World Free Index (net)(1)	(40.71)%	*
Barclays Capital Global Aggregate Index(2)	4.79%	**
US Consumer Price Index (CPI)(3)	0.09%	***

#  Class Y shares commenced issuance on April 3, 2006 and had fully redeemed by July 26, 2006, remaining inactive through July 22, 2008. Since Class Y shares recommenced investment operations on July 23, 2008, performance information for those shares is not provided in the table.

*  Average annual total returns for the MSCI World Free Index (net) for the life of each class were as follows: Class A—(12.21)%; Class B—(11.39)%; Class C—(12.21)%.

**  Average annual total returns for the Barclays Capital Global Aggregate Index (formerly known as the Lehman Brothers Global Aggregate Index) for the life of each class were as follows: Class A—7.14%; Class B—6.85%; Class C—7.14%.

***  Average annual total returns for the US Consumer Price Index (CPI) for the life of each class were as follows: Class A—1.60%; Class B—1.46%; Class C—1.60%.

(1)  The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of December 2008, the index consisted of 23 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Investors should note that indices do not reflect the deduction of fees and expenses. Life of class performance for the MSCI World Free Index (net) is as of the month-end after the inception date of the respective class of shares.

(2)  The Barclays Capital Global Aggregate Index (formerly known as the Lehman Brothers Global Aggregate Index) is a broad-based, market capitalization-weighted index which measures the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. Life of class performance for the Barclays Capital Global Aggregate Index is as of the month-end after the inception date of the respective class of shares.

(3)  The US Consumer Price Index (CPI) produces monthly data on changes in the prices paid by urban consumers for a representative basket of goods and services. The Index is calculated by the Bureau of Labor Statistics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. Life of class performance for the US Consumer Price Index (CPI) is as of the month-end after the inception date of the respective class of shares.

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UBS PACE® Alternative Strategies Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)*	5.50%	None	None	None
Maximum deferred sales charge (load) (as a % of offering price at time of purchase or NAV at time of sale, whichever is lower)*	None**	5.00%	1.00%	None
Exchange fee	None	None	None	None
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)@	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):***

	Class A		Class B		Class C		Class Y
Management fees		1.30%		1.30%		1.30%		1.30%
Distribution and/or service (12b-1) fees		0.25%		1.00%		1.00%		None
Other expenses
Miscellaneous expenses†	0.43%		0.53%		0.40%		0.43%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short‡	0.25%		0.30%		0.26%		0.25%
Total other expenses		0.68%		0.83%		0.66%		0.68%
Total annual fund operating expenses		2.23%		3.13%		2.96%		1.98%
Less management fee waiver/expense reimbursements††		0.03%		0.13%		—		0.03%
Net expenses††		2.20%		3.00%		2.96%		1.95%

*  Securities dealers and other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

**  Purchases of $1 million or more of fund shares that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge, if sold within one year of the purchase date.

***  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

†  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

††  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the ordinary total operating expenses of each class through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.95% for Class A, 2.70% for Class B, 2.70% for Class C and 1.70% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps.

@  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

‡  When the fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividend earned on the borrowed security. These dividend payments are investment related expenses of the fund.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated below. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for, with respect to the applicable classes, the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year*	3 years	5 years	10 years
Class A	$761	$1,206	$1,677	$2,971
Class B (assuming sale of all shares at end of period)	803	1,254	1,829	3,030	**
Class B (assuming no sale of shares)	303	954	1,629	3,030	**
Class C (assuming sale of all shares at end of period)	399	915	1,557	3,280
Class C (assuming no sale of shares)	299	915	1,557	3,280
Class Y	198	618	1,065	2,304

*  The costs under the 1 year estimate reflect, with respect to the applicable classes, a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense levels shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

**  Reflects conversion to Class A shares after a maximum of 6 years.

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More about risks and investment strategies

Principal risks

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment objective, strategies and risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Aggressive investment risk. UBS PACE® Alternative Strategies Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales (which involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. An investment manager may also employ hedging strategies. There is no assurance that hedging strategies will protect against losses or perform better than non-hedging, that hedging strategies will be successful, or that consistent returns will be received through the use of hedging strategies.

Arbitrage trading risk. The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

Credit risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the mar-ket believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. If an investment advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, a fund might have been in a better position if the fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Derivatives also involve the risk of mispricing or other improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for a fund to lose more than the amount the fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of a fund to sell or otherwise closeout the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, a fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

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Equity risk. The prices of common stocks and other equity securities (and securities convertible into stocks) generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign custody risk. A fund investing in foreign securities may hold such securities and cash with foreign banks, agents and securities depositories that are organized recently or new to the foreign custody business. In some countries, foreign banks, agents and securities depositories may be subject to less regulatory oversight. Further, the laws of certain countries may limit a fund's ability to recover its assets if a foreign bank, agent or securities depository enters into bankruptcy. Additionally, custody expenses often are more expensive outside the United States, which may result in higher operating expenses for a fund. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets.

Foreign investing and emerging markets risks; foreign currency risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the US dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of US and foreign governments or central banks, the imposition of currency controls and speculation. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

Geographic concentration risk. UBS PACE® International Emerging Markets Equity Investments will not necessarily seek to diversify its investments on a geographic basis within the emerging markets category. To the extent the fund concentrates its investments in issuers located in one country or area, it is more susceptible to factors adversely affecting that country or area.

High yield securities risk. National rating agencies typically rate bonds and other fixed income securities. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BBB or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Illiquidity risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized US companies, high-yield securities, certain derivatives, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A fund could lose money if it cannot sell securities at the time and price that would be most beneficial to the fund.

Index strategy risk. Performance of the portion of UBS PACE® Large Co Growth Equity Investments managed by SSgA FM may deviate from that of an

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index because of SSgA FM's investment decisions, shareholder purchases and sales of shares, which can occur daily, and because of fees and expenses borne by the fund.

Initial public offerings risk. Certain funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPO), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. Further, the absence of a prior public market, unseasoned trading, the small number of shares usually available for trading or the possibility of dilution of share value by issuance of additional shares may affect the market value of IPO shares. The market for IPO shares has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.

Interest rate risk. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Interest rate risk is the primary source of risk for US government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. A fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

Investment company risk. Investments in open- or closed-end investment companies, including exchange-traded funds, involve certain risks, including market risk and the risks arising from the investments made by the investment companies. Further, shares of other investment companies are subject to management fees and other expenses of those companies, and a fund indirectly will bear its proportionate share of the expenses of those companies. The purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Leverage risk. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. UBS PACE® Government Securities Fixed Income Investments and UBS PACE® Strategic Fixed Income Investments, which use leverage by investing in when-issued and delayed delivery bonds, attempt to limit the potential magnifying effect of the leverage by managing their portfolio duration.

Limited capitalization risk. Securities of mid and small capitalization companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid and small capitalization companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all of these risks are greater for small cap companies than for mid cap companies.

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Management risk. An investment advisor's judgment about whether securities acquired by a fund will increase or decrease in value may prove to be incorrect. For example, an investment advisor can take long positions in securities with the expectation that they subsequently will outperform the market and short positions in securities with the expectation that they subsequently will underperform the market, but the investment advisor's expectations may not be realized, resulting in losses to a fund.

Further, there is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance returns, may not produce the desired results. An investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund. Also, in some cases, derivatives or other investments may be unavailable or an investment advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to a fund.

Market risk. The market value of a fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk, sometimes dramatically or unpredictably, may affect a single issuer, industry, section of the economy or geographic region, or it may affect the market as a whole. Volatility of financial markets can expose a fund to greater market risk, possibly resulting in greater illiquidity and valuation risks. Additionally, market conditions, legislative, regulatory, or tax developments may affect the investment techniques available to an investment advisor in connection with managing a fund and may result in increased regulation of a fund or investment and, in turn, may adversely affect the ability of a fund to achieve its investment objective and the fund's performance.

Municipal bond risk. Municipal bonds are subject to interest rate, credit, illiquidity and market risks. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal bond market, including litigation, the strength of the local or national economy, the issuer's ability to raise revenues through tax or other means, and the bankruptcy of the issuer affecting the rights of municipal bond holders. In particular, the municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund's dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events can cause the value of the municipal bonds held by a fund to fall and might adversely affect the tax-exempt status of a fund's investments or of the dividends that a fund pays.

Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. In addition, changes in the financial condition of municipal insurers can affect the overall municipal bond market, and market conditions directly may impact the liquidity and valuation of municipal bonds. Further, unlike many other types of securities, offerings of municipal securities traditionally have not been subject to regulation by, or registration with, the SEC, resulting in a relative lack of information about certain issuers of municipal bonds.

Non-diversification risk. UBS PACE® Intermediate Fixed Income Investments, UBS PACE® Global Fixed Income Investments, UBS PACE® Global Real Estate Securities Investments and UBS PACE® Alternative Strategies Investments are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a diversified fund.

Portfolio turnover risk. A fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate generally involves greater expenses to a fund, including brokerage commissions, dealer mark-ups and other

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transaction costs, and may generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Prepayment risk. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

Real estate industry risk. UBS PACE® Global Real Estate Securities Investments concentrates its investments in the real estate industry. Concentration in the real estate industry will subject the fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur that significantly affect the entire real estate industry and, thus, may subject the fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the fund will generally be subject to risks associated with direct ownership of real estate. These risks include decreases in real estate value or fluctuations in rental income caused by a variety of factors, condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Because of the fund's strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in a single industry. Investments in the real estate industry that include investments in mortgage-backed securities may be subject to a high degree of credit risk, valuation risk and liquidity risk. These risks may be higher if the securities are backed by subprime mortgages.

Real estate investment trust risk. Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well each REIT manages the properties it owns. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties. Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended. The fund attempts to manage these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

Related securities concentration risk. UBS PACE® Municipal Fixed Income Investments may invest more than 25% of its total assets in municipal bonds that are issued by public housing authorities and state and local housing finance authorities. Economic, business or political developments or changes that affect one municipal bond in this sector also may affect other municipal bonds in the same sector. As a result, the fund is subject to greater risk than a fund that does not follow this practice.

Sector risk. UBS PACE® Large Co Growth Equity Investments, UBS PACE® Small/Medium Co Growth Equity Investments, UBS PACE® Global Real Estate Securities Investments and UBS PACE® Alternative Strategies Investments each may invest a significant portion of its assets in the stocks of companies in various economic sectors. Because each of these funds may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments. For example, individual issuers within the technology sector, as well as the technology sector as a whole, can be significantly affected

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by obsolescence of existing technology, short product cycles, falling prices and profits and competition from new market entrants.

Short sales risk. There are certain unique risks associated with the use of short sales strategies. When selling a security short, a fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. A fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that a fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required a fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the sale security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that a fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. In addition, a fund may incur transaction costs, including interest expenses in connection with opening, maintaining and closing short sales. Government actions also may affect a fund's ability to engage in short selling.

Swap agreement risk. A fund may enter into swap agreements, including credit, total return equity, interest rate, index and currency rate swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the returns on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a fund may experience delays in payment or loss if the counterparty fails to perform under the contract.

US Government securities risk. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury), such as securities issued by the Federal Housing Administration and Ginnie Mae (formally known as Government National Mortgage Association or GNMA). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as Freddie Mac (formally known as Federal Home Loan Mortgage Corporation or FHLMC), Fannie Mae (formally known as Federal National Mortgage Association or FNMA), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government. Freddie Mac and Fannie Mae historically were agencies

UBS Global Asset Management

UBS PACE® Select Advisors Trust

sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac's and Fannie Mae's securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency ("FHFA") placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Valuation risk. During periods of reduced market liquidity or in the absence of readily available market quotations for securities in a fund's portfolio, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund may play a greater role in the valuation of the fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the fund to accurately assign a daily value to such securities.

Additional risks

Securities lending risk. Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, a fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund's lending agent.

Structured security risk. The funds may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interests rates). If those securities behaved in a way that a fund's investment advisor(s) did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Additional information about investment strategies

Cash reserves; defensive positions. Each fund may invest to a limited extent in money market instruments as a cash reserve for liquidity or other purposes. UBS PACE® Municipal Fixed Income Investments may invest to a limited extent in taxable money market instruments for liquidity purposes when suitable municipal money market instruments are not available.

As vehicles to implement long-term investment strategies, each fund is normally fully invested in accordance with its investment objective and policies. However, with the concurrence of UBS Global AM, a fund may take a defensive position that is different from its normal investment strategy to protect itself from adverse market conditions. This means that a fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments, including (for funds that are authorized to invest outside the United States) money market instruments that are denominated in foreign currencies. In addition, each fund may increase its cash reserves to facilitate the transition to the investment style and strategies of a new investment advisor. Because these investments provide relatively low income, a defensive or transition position may not be consistent with achieving a fund's investment objective.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

In addition, the funds listed below may make the following temporary investments for defensive purposes:

•  UBS PACE® Municipal Fixed Income Investments may invest without limit in certain taxable securities.

•  UBS PACE® Global Fixed Income Investments may invest in securities of only one country, including the United States.

•  UBS PACE® International Equity Investments may invest without limit in bonds that are traded in the United States and in foreign markets.

Portfolio turnover. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs and may negatively impact fund performance.

The funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund's distributions may have on shareholders.

Name-linked investment policies. As noted above, most funds have an investment policy of investing at least 80% of their net assets in the type of investment suggested by their names; in most cases, this policy may be changed by the fund's board of trustees ("board") without shareholder approval. However, these funds have also adopted a policy to provide their shareholders with at least 60 days' prior written notice of any change to their 80% investment policy. UBS PACE® Municipal Fixed Income Investments' investment policy of investing at least 80% of its net assets in municipal fixed income securities, the income from which is exempt from regular federal income tax, may not be changed without approval of the fund's shareholders. UBS PACE® Alternative Strategies Investments is not required to adopt an 80% investment policy and has not done so.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

Managing your fund account

Flexible pricing

The funds offer four classes of shares by this prospectus—Class A, Class B, Class C and Class Y, except that UBS PACE® Global Real Estate Securities Investments does not offer Class B shares. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in a fund and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

Each fund has adopted a Rule 12b-1 plan for its Class A, Class B (as applicable) and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales charge waivers for Class A, Class B and Class C shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales charge reductions for Class A shares" below.

Class A shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

If you intend to purchase more than $10 million of Class A shares, you should instead purchase Class Y shares, which have lower ongoing expenses.

The Class A sales charges for each fund are described in the following tables.

Class A sales charges. UBS PACE® Government Securities Fixed Income Investments, UBS PACE® Intermediate Fixed Income Investments, UBS PACE® Strategic Fixed Income Investments, UBS PACE® Municipal Fixed Income Investments, UBS PACE® Global Fixed Income Investments, and UBS PACE® High Yield Investments.

	Front-end sales charge as a percentage of:		Reallowance to selected dealers as
Amount of investment	Offering price	Net amount invested	percentage of offering price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over(1)	None	None	May pay up to 1.00(2)

Class A sales charges. UBS PACE® Large Co Value Equity Investments, UBS PACE® Large Co Growth Equity Investments, UBS PACE® Small/Medium Co Value Equity Investments, UBS PACE® Small/Medium Co Growth Equity Investments, UBS PACE® International Equity Investments, UBS PACE® International Emerging Markets Equity Investments, UBS PACE® Global Real Estate Securities Investments and UBS PACE® Alternative Strategies Investments.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

	Front-end sales charge as a percentage of:		Reallowance to selected dealers as
Amount of investment	Offering price	Net amount invested	percentage of offering price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 to $99,999	4.50	4.71	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over(1)	None	None	May pay up to 1.00(2)

(1)  A deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals under the funds' Automatic Cash Withdrawal Plan in the first year after purchase of up to 12% of the value of the fund account are not subject to this charge.

(2)  For sales of $1 million or more, UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") pays to the dealer an amount based upon the following schedule: 1.00% on the first $3 million, 0.75% on the next $2 million, and 0.50% on the next $5 million.

Class B shares

The funds have ceased offering Class B shares (with exceptions for existing shareholders for exchanges or reinvesting dividends). New or additional investments into Class B shares, including through an automatic investment plan, are no longer permitted. Existing shareholders of Class B shares of the funds (except UBS PACE® Global Real Estate Securities Investments, which has never offered Class B shares) may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of Family Funds ("Family Funds" include other UBS PACE Select funds, UBS funds and other funds for which UBS Global AM (US) serves as principal underwriter) as permitted by existing exchange privileges. For Class B shares outstanding and Class B shares acquired upon reinvestment of dividends or distributions or through exchanges, Class B share attributes, including the associated Rule 12b-1 plan service and distribution fees, contingent deferred sales charges and conversion features, as applicable, will continue.

Class B shares have a deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

	Percentage (based on amount of investment) by which the shares' net asset value is multiplied:
If you sell shares within:	Less than $100,000†	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
1st year since purchase	5%	3%	3%	2%
2nd year since purchase	4%	2%	2%	1%
3rd year since purchase	3%	2%	1%	None
4th year since purchase	2%	1%	None	None
5th year since purchase	2%	None	None	None
6th year since purchase	1%	None	None	None
7th year since purchase	None	None	None	None

†  These percentages also apply to purchases made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000, and after the end of the second year if you purchase at least $500,000 but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

•  First, Class B shares representing reinvested dividends, and

•  Second, Class B shares that you have owned the longest.

Class C shares

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets for fixed income funds and 0.75% of average net assets for equity funds, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 distribution and service fees for as long as you own your shares.

Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% for equity funds and 0.75% for fixed income funds by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales charge waivers for Class A, Class B and Class C shares

Class A front-end sales charge waivers—Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

  1.  Redemptions from any registered mutual fund for which UBS Global AM (US) or any of its affiliates serve as principal underwriter if you:

•  Originally paid a front-end sales charge on the shares; and

•  Reinvest the money within 60 days of the redemption date.

The fund's front-end sales charges will also not apply to Class A purchases by or through:

  2.  Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of (and nominees to) the Board of Directors/Trustees (and former board members who retire from such boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serve as principal underwriter.

  3.  Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

  4.  Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

  5.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory

UBS Global Asset Management

UBS PACE® Select Advisors Trust

services, executing transactions in fund shares, or for otherwise participating in the program.

  6.  Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

  7.  Insurance company separate accounts.

  8.  Shareholders of the Class N shares of any UBS fund who held such shares at the time they were redesignated as Class A shares.

  9.  Reinvestment of capital gains distributions and dividends.

  10.  College savings plans organized under Section 529 of the Internal Revenue Code.

Class A, Class B and Class C shares deferred sales charge waivers—The deferred sales charge will be waived for:

•  Redemptions of Class A shares by former holders of Class N shares of any UBS Fund;

•  Exchanges between Family Funds, if purchasing the same class of shares;

•  Redemptions following the death or disability of the shareholder or beneficial owner;

•  Tax-free returns of excess contributions from employee benefit plans;

•  Distributions from employee benefit plans, including those due to plan termination or plan transfer;

•  Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

—are limited annually to no more than 12% of the original account value;

—are made in equal monthly amounts, not to exceed 1% per month;

—the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000;

•  Redemptions of shares purchased through certain retirement plans; and

•  Redemptions made for distributions from certain retirement plans (accounts).

Sales charge reductions for Class A shares

Right of accumulation

A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other Class A, Class B, Class C, Class Y and/or Class P shares of Family Funds1 already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class B, Class C, Class Y and/or Class P shares as well as those Class A, Class B, Class C, Class Y and/or Class P shares of your spouse and children under the age of 21 and who reside in the same household. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class B, Class C, Class Y and/or Class P shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B, Class C, Class P and/or Class Y shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the discount on a purchase through a financial institution, when

1  Please note any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the terms of a Letter of Intent.

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UBS PACE® Select Advisors Trust

each purchase is made the investor or institution must provide UBS Global AM (US) with sufficient information to verify that the purchase qualifies for the privilege or discount. The right of accumulation may be amended or terminated by UBS Global AM (US) at any time as to purchases occurring thereafter. Shares purchased through a broker/dealer may be subject to different procedures concerning a Right of Accumulation. Please contact your investment professional for more information.

Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a purchase or redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

Letter of intent

Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent, which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family Funds. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A, Class B, Class C, Class Y and/or Class P shares made not more than three months prior to the date that an investor signs a Letter of Intent and in the 13-month period during which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, and must be invested immediately. Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date. Shares purchased through certain broker-dealers may be subject to different terms or procedures concerning Letters of Intent. Please contact your investment professional for more information.

Letter of Intent forms may be obtained from UBS Global AM (US) or from your Financial Advisor. Investors should read the Letter of Intent carefully.

Note on sales charge waivers for Class A, Class B and Class C shares

Additional information concerning sales charge reductions and waivers is available in the funds' SAI. If you think you qualify for any of the sales charge waivers described above, you may need to notify and/or provide certain documentation to UBS Global AM (US) or the funds. You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints.

Information you may need to provide to UBS Global AM (US) includes:

•  Information or records regarding shares of the funds or other funds held in all accounts at any financial intermediary;

•  Information or records regarding shares of the funds or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•  Any other information that may be necessary for UBS Global AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

For more information, you should contact your Financial Advisor or call 1-800-647 1568. If you want information on the funds' Automatic Cash Withdrawal Plan, see the SAI or contact your Financial Advisor. Also, information regarding the funds' distribution arrangements and applicable sales charge reductions and waivers is available free of charge on the funds' Web site at http://www.ubs.com/
1/e/globalam/Americas/globalamus/globalamusii/
ii_pace.html. The information is presented in a clear and prominent format and you can click on links to see the information.

Class Y shares

Shareholders pay no front-end or deferred sales charges on Class Y shares. UBS Global AM (US), the principal underwriter of the funds, may make payments out of its own resources to affiliated (e.g., UBS Financial Services Inc.) and unaffiliated dealers as follows: a one time finder's fee consistent with the funds' Class A share "Reallowance to selected dealers" schedule (see Class A share schedules above) and, beginning in the thirteenth month after purchase, an ongoing fee in an annual amount of up to 0.20% of the assets subject to such arrangements for an equity fund and 0.15% of the assets subject to such arrangements for a fixed income fund. UBS Global AM (US) does not make these payments on employee related Class Y share accounts and reserves the right not to make these payments if it determines, in its sole discretion, that a dealer has been acting to the detriment of the fund. The one time finder's fee is calculated on the date of purchase and may be paid in four equal installments over the first twelve months of ownership. UBS Global AM (US) reserves the right to suspend these payments at anytime in its sole discretion. Only specific types of investors can purchase Class Y shares.

The following are eligible to purchase Class Y shares:

•  Shareholders of Class I shares of any UBS fund who held such shares as of the date the shares were redesignated Class Y shares;

•  Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

•  Retirement plan platforms/programs that include fund shares if the platform/program covers plan assets of at least $100 million;

•  Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

•  Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

•  Shareholders who owned Class Y shares of the fund through the PACESM Multi Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that fund through the Program;

•  College savings plans organized under Section 529 of the Internal Revenue Code ("IRC"), if shareholder servicing fees are paid exclusively outside of the participating funds;

•  Shareholders who invest a minimum initial amount of $10 million in a fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimum;

•  Foundations, endowments and religious and other charitable organizations described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000 in a fund;

•  Employees of UBS Global AM or UBS Global AM (US) as long as the employee establishes an account in his or her name directly at the funds' transfer agent and purchases a minimum initial amount of $50,000;

•  Members of (and nominees to) the Board of Director/Trustees (and former board members who retire from such boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account established by

UBS Global Asset Management

UBS PACE® Select Advisors Trust

the member or nominee in his or her name directly at the fund's transfer agent; and

•  Other investors as approved by the funds' board.

Class Y shares do not pay ongoing distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying shares

You can buy fund shares through your Financial Advisor at a broker-dealer or other financial institution with which UBS Global AM (US) has a dealer agreement or through the funds' transfer agent as described below.

If you wish to invest in other Family Funds, you can do so by:

•  Contacting your Financial Advisor (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM (US));

•  Buying shares through the transfer agent as described below; or

•  Opening an account by exchanging shares from another Family Fund.

The funds and UBS Global AM (US) reserve the right to reject a purchase order or suspend the offering of shares.

Selected securities dealers or other financial institutions, including UBS Financial Services Inc., may charge you a processing fee to confirm a purchase. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

Additional compensation to affiliated dealer

UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of fund shares (except in connection with assets in certain retirement related accounts):

•  0.05% of the value (at the time of sale) of all shares of a fund sold through UBS Financial Services Inc.; and

•  a monthly retention fee at the annual rate of 0.10% of the value of shares of an equity fund and 0.075% of the value of shares of a fixed income fund that are held in a UBS Financial Services Inc. account at month-end. For purposes of this paragraph, UBS PACE® Alternative Strategies Investments is considered an equity fund.

The foregoing payments are made by UBS Global AM (US) out of its own resources. These payments are often referred to as "revenue sharing."

Additional compensation to financial institution(s)

UBS Global AM (US) or UBS Global AM may pay compensation, out of UBS Global AM's profits and not as an additional charge to a fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares. These payments are often referred to as "revenue sharing." Revenue sharing payments are paid in addition to any distribution or servicing fees payable under a 12b-1 or service plan of a fund, any record keeping or sub-transfer agency fees payable by a fund, or other fees described in the fee tables or elsewhere in the prospectus or SAI. Revenue sharing payments are paid from the UBS Global AM's own resources and not as an additional charge to a fund.

The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial institution, or other factors as agreed to by UBS Global AM and the financial institution or any combination thereof. The amount of the revenue share may be different for different financial institutions. For specific information about revenue sharing arrangements for a particular financial institution please see the SAI.

In some circumstances, revenue sharing payments may create an incentive for a financial institution, its employees or associated persons to recommend or sell shares of the fund to you. You should consult with your Financial Advisor and review carefully any disclosure by the financial institution as to compensation received.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

Minimum investments:

To open an account	$1,000
To add to an account	$100

Each fund may waive or reduce these amounts for:

•  Employees of UBS Global AM (US) or its affiliates; or

•  Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Selling shares

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. Also, if conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities to the extent permitted by law. Additional information is available in the SAI.

If you hold your shares through a financial institution, you can sell shares by contacting your Financial Advisor.

Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a redemption of shares. UBS Financial Services Inc. charges a fee of $5.25 as of the date of this prospectus.

If you purchased shares through the funds' transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500, except for pension plan and retirement accounts. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

Redemption fee

Section applicable to shareholder initiated transactions outside of periodic automatic account rebalancing.

If you sell or exchange any class of shares of any fund less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable fund, not to UBS Global AM or UBS Global AM (US). The redemption fee is designed to offset the costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee; the redemption fee will not apply to shares of the funds that:

•  are held in certain omnibus accounts of certain financial intermediaries, such as broker-dealers or qualified retirement plans including 401(k), 403(b) or 457 plans or plans administered as college savings programs under Section 529 of the IRC, if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee. However, account holders whose investments in a fund are held in omnibus accounts through certain other financial intermediaries may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms as described in this prospectus but that may differ in certain details. For certain retirement plans treated as omnibus accounts by the funds' transfer agent or principal underwriter, the redemption fee may be charged on participant initiated exchanges or redemptions;

•  are sold or exchanged under automatic withdrawal plans;

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•  are sold due to death or disability of the shareholder; or

•  UBS Global AM, in its sole discretion, deems reasonable, in light of the circumstances.

Exchanging shares

You may exchange Class A, Class B or Class C shares of the funds, as applicable, for shares of the same class of most other Family Funds which currently offer them. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares, but you may be subject to a redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date of your original purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold your fund shares through the funds' transfer agent, you may exchange your shares as explained below.

A fund may modify or terminate the exchange privilege at any time.

Transfer agent

If you wish to invest in this or any other Family Funds through the funds' transfer agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.) you can obtain an application by calling 1-800-647 1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

•  Your name and address;

•  Your account number;

•  The name of the fund whose shares you are selling, and if exchanging shares, the name of the fund whose shares you want to buy;

•  The dollar amount or number of shares you want to sell and/or exchange; and

•  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent, should be mailed to:

PNC Global Investment Servicing (U.S.) Inc.
UBS Global Asset Management
P.O. Box 9786
Providence, RI 02940

You do not have to complete an application when you make additional investments in the same fund.

Different procedures may apply to investments through the transfer agent by UBS Global AM employees or members of (and nominees to) the Board of Directors/Trustees (and former board members who retire from such boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serves as principal underwriter.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

Transfer of accounts limitations

If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund's transfer agent, PNC Global Investment Servicing (U.S.) Inc. Please contact your broker or Financial Advisor, for information on how to transfer your shares to the fund's transfer agent. If you transfer your shares to the fund's transfer agent, the fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC Global Investment Servicing (U.S.) Inc.

Should you decide to sell your shares of the fund in lieu of transfer, you will pay a redemption fee or a contingent deferred sales charge if those fees are applicable. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Market timing

The interests of each fund's long-term shareholders and each fund's ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations—also known as "market timing." Market timing may cause a fund to have difficulty implementing long-term investment strategies, because it would have more difficulty predicting how much cash it would need to have available to meet redemption requests and to invest. Market timing also may force a fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. Market timing also may materially increase a fund's transaction costs or administrative costs. These factors may hurt a fund's performance and its shareholders.

In addition, the nature of a fund's portfolio holdings may allow a shareholder to engage in a short-term trading strategy to take advantage of possible delays between the change in the fund's portfolio holdings and the reflection of that change in the fund's net asset value (often called "arbitrage market timing"). Such a delay may occur if a fund has significant investments in non-US securities, where due to time zone differences, the value of those securities is established some time before the fund calculates it net asset value. In such circumstances, the available market prices for such non-US securities may not accurately reflect the latest indications of value at the time the fund calculates its net asset value. A fund also may be subject to arbitrage market timing because the fund may have significant holdings in smaller cap securities, which may have market prices that do not accurately reflect the latest indications of value of these securities at the time that the fund calculates its net asset value due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices. One of the objectives of the funds' fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing.

Each fund's board has adopted the following policies and procedures with respect to market timing that are designed to discourage, detect and prevent frequent purchases and redemptions of fund shares by fund shareholders. Each fund will reject purchase orders and exchanges into the fund by any person, group or account that UBS Global AM (US) determines to be a

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market timer. UBS Global AM (US) maintains market timing prevention procedures under which it reviews daily reports from each fund's transfer agent of all accounts that engaged in transactions in fund shares that exceed a specified monetary threshold and effected such transactions within a certain time period to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM (US) will consider the potential harm of the trading or exchange activity to a fund or its shareholders. If UBS Global AM (US) determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the fund. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM (US) will prohibit the Financial Advisor from making additional purchases of a fund on behalf of its clients.

Shares of a fund may be held through omnibus account arrangements or insurance company separate accounts, whereby a broker-dealer, investment advisor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with a fund for trading on behalf of its customers or participants. Omnibus accounts are accounts that aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. UBS Global AM (US) reviews purchase and redemption activity in omnibus accounts on a daily basis to seek to identify an unusual pattern of trading activity within a short period of time. If UBS Global AM (US) detects an unusual pattern of trading activity, UBS Global AM (US) will notify the Financial Intermediary of the omnibus account and will request that the Financial Intermediary identify any customer or participant that is engaging in market timing and block the customer or participant from further purchases of fund shares. In the event that the Financial Intermediary cannot identify and block the customer or participant, UBS Global AM (US) will require the Financial Intermediary to block the particular account or plan from further purchases of fund shares.

While each fund will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the fund's efforts may not be completely successful in minimizing or eliminating such trading activity. As a result, some shareholders may still be able to market time to the detriment of existing shareholders in a fund.

Certain types of transactions will also be exempt from the market timing prevention procedures. These exempt transactions are purchases and redemptions through the Automatic Cash Withdrawal Plan, purchases through an automatic investment plan and redemptions by wrap-fee accounts that have an automatic rebalancing feature and that have been identified to the funds' principal underwriter and transfer agent.

Pricing and valuation

The price at which you may buy, sell or exchange each fund's shares is based on net asset value per share. Each fund calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. A fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund receives your order in good form. If you place your order through a financial institution, your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-

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dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the board. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities and instruments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities and other instruments which are listed on US and foreign stock exchanges normally are valued at the official market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to UBS Global AM's Global Valuation Committee the responsibility for making fair value determinations with respect to the funds' portfolio holdings. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value the funds' portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities or other instruments being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities and other instruments also may be valued based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If a fund concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the fund will use fair value methods to reflect those events. This policy is intended to assure that each fund's net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value," that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global AM, the investment advisor of the funds.

Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily

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available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security or instrument if it were to sell the security or instrument at approximately the time at which the fund determines its net asset value per share. As a result, a fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Certain funds may invest in securities or instruments that trade primarily in foreign markets that trade on weekends or other days on which the funds do not calculate their net asset value. As a result, the fund's net asset value may change on days when you will not be able to buy and sell your fund shares. Certain securities in which the funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the fund's net asset value. However, if any of the funds determine that such developments are so significant that they will materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what the board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on a fund's Statement of Operations. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

A fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such investment company will be its net asset value at the time the fund's shares are priced. Each investment company calculates its net asset value based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company's prospectus.

Management

Manager and investment advisors

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation, with offices at One North Wacker Drive, Chicago, IL 60606 and 1285 Avenue of the Americas, New York, NY 10019-6028, is an investment advisor registered with the US Securities and Exchange Commission ("SEC"). As of September 30, 2009, UBS Global AM had approximately $146 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $562 billion in assets under management worldwide as of September 30, 2009. UBS is an internationally diversified organization headquartered in Basel and Zurich, Switzerland, with operations in many areas of the financial services industry.

UBS Global AM selects investment advisors for the funds, subject to approval of UBS PACE® Select Advisors Trust's ("Trust") board, and reviews the performance of those investment advisors.

The funds have received an exemptive order from the SEC to permit UBS Global AM, subject to the review and approval of the funds' board, to select and replace investment advisors and to amend the sub-advisory contracts between UBS Global AM and the investment advisors without obtaining shareholder approval. UBS Global AM may adjust allocations among multiple investment advisors of a fund by up to 5% without board approval.

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UBS PACE® Select Advisors Trust

Management and administration fees

Each fund pays fees to UBS Global AM for management and administrative services. The annual contract rate for management services varies from 0.45% (before breakpoints) to 1.30% of a fund's average daily net assets. The annual contract rate for administrative services is 0.10% of each fund's average daily net assets.

The following table shows the combined annual fee rate for management and administrative services for each fund:

	Combined management and administrative services fee
	Assets under management	Fee
UBS PACE® Government Securities Fixed Income Investments	$0 - $250 million	0.650%
	Above $250 million up to $500 million	0.600%
	Above $500 million up to $750 million	0.575%
	Above $750 million up to $1 billion	0.550%
	Above $1 billion	0.525%
UBS PACE® Intermediate Fixed Income Investments	$0 - $250 million	0.550%
	Above $250 million up to $500 million	0.500%
	Above $500 million up to $750 million	0.475%
	Above $750 million up to $1 billion	0.450%
	Above $1 billion	0.425%
UBS PACE® Strategic Fixed Income Investments	$0 - $250 million	0.650%
	Above $250 million up to $500 million	0.600%
	Above $500 million up to $750 million	0.575%
	Above $750 million up to $1 billion	0.550%
	Above $1 billion	0.525%
UBS PACE® Municipal Fixed Income Investments	$0 - $250 million	0.550%
	Above $250 million up to $500 million	0.500%
	Above $500 million up to $750 million	0.475%
	Above $750 million up to $1 billion	0.450%
	Above $1 billion	0.425%
UBS PACE® Global Fixed Income Investments	$0 - $500 million	0.750%
	Above $500 million up to $1 billion	0.725%
	Above $1 billion	0.700%

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UBS PACE® Select Advisors Trust

	Combined management and administrative services fee
	Assets under management	Fee
UBS PACE® High Yield Investments	$0 - $500 million	0.800%
	Above $500 million up to $1 billion	0.750%
	Above $1 billion up to $1.5 billion	0.725%
	Above $1.5 billion up to $2 billion	0.700%
	Above $2 billion	0.675%
UBS PACE® Large Co Value Equity Investments	$0 - $250 million	0.800%
	Above $250 million up to $500 million	0.770%
	Above $500 million up to $1 billion	0.730%
	Above $1 billion	0.700%
UBS PACE® Large Co Growth Equity Investments	$0 - $500 million	0.800%
	Above $500 million up to $1 billion	0.775%
	Above $1 billion up to $1.5 billion	0.750%
	Above $1.5 billion up to $2 billion	0.725%
	Above $2 billion	0.700%
UBS PACE® Small/Medium Co Value Equity Investments	$0 - $500 million	0.800%
	Above $500 million	0.775%
UBS PACE® Small/Medium Co Growth Equity Investments	$0 - $500 million	0.800%
	Above $500 million	0.775%
UBS PACE® International Equity Investments	$0 - $500 million	0.900%
	Above $500 million up to $1 billion	0.875%
	Above $1 billion up to $1.5 billion	0.850%
	Above $1.5 billion up to $2 billion	0.825%
	Above $2 billion	0.800%
UBS PACE® International Emerging Markets Equity Investments	$0 - $500 million	1.100%
	Above $500 million up to $1 billion	1.075%
	Above $1 billion up to $1.5 billion	1.050%
	Above $1.5 billion up to $2 billion	1.025%
	Above $2 billion	1.000%

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	Combined management and administrative services fee
	Assets under management	Fee
UBS PACE® Global Real Estate Securities Investments	$0 - $500 million	0.800%
	Above $500 million up to $1 billion	0.750%
	Above $1 billion up to $1.5 billion	0.725%
	Above $1.5 billion up to $2 billion	0.700%
	Above $2 billion	0.675%
UBS PACE® Alternative Strategies Investments	$0 - $500 million	1.400%
	Above $500 million up to $1 billion	1.350%
	Above $1 billion up to $1.5 billion	1.300%
	Above $1.5 billion up to $2 billion	1.275%
	Above $2 billion	1.250%

During the fiscal year ended July 31, 2009, the funds paid UBS Global AM at the effective rates shown below. In some cases, UBS Global AM waived all or a portion of its fees or the funds were repaying UBS Global AM for previously reimbursed expenses pursuant to fee waiver/expense reimbursement agreements.

UBS PACE® Government Securities Fixed Income Investments	0.52%
UBS PACE® Intermediate Fixed Income Investments	0.47%
UBS PACE® Strategic Fixed Income Investments	0.56%
UBS PACE® Municipal Fixed Income Investments	0.49%
UBS PACE® Global Fixed Income Investments	0.60%
UBS PACE® High Yield Investments	0.56%
UBS PACE® Large Co Value Equity Investments	0.76%
UBS PACE® Large Co Growth Equity Investments	0.75%
UBS PACE® Small/Medium Co Value Equity Investments	0.66%
UBS PACE® Small/Medium Co Growth Equity Investments	0.64%
UBS PACE® International Equity Investments	0.89%
UBS PACE® International Emerging Markets Equity Investments	1.10%
UBS PACE® Global Real Estate Securities Investments	0%
UBS PACE® Alternative Strategies Investments	1.38%

A discussion regarding the basis for the board's approval of each fund's investment management/advisory arrangements is available in the funds' annual report to shareholders for the fiscal year ended July 31, 2009 or the funds' semiannual report succeeding the annual report, if any, to shareholders.

Investment advisors and portfolio managers

Certain information concerning each fund's investment advisor(s) and portfolio managers (those persons who are primarily responsible for the day-to-day management of the fund's portfolio) is set forth below. The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by each portfolio manager.

UBS PACE® Government Securities Fixed Income Investments and UBS PACE® Strategic Fixed Income Investments. Pacific Investment Management Company LLC ("PIMCO") serves as investment advisor for these funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. On

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September 30, 2009, PIMCO had approximately $940.4 billion in assets under management. PIMCO is one of the largest fixed income management firms in the United States.

W. Scott Simon is a Managing Director and a senior member of PIMCO's portfolio management and strategy groups, and head of the mortgage and asset-backed securities teams. He has been primarily responsible for the day-to-day management of UBS PACE® Government Securities Fixed Income Investments since January 2003. He joined the firm in 2000 from Bear Stearns & Co. in New York, where he was a senior managing director and co-head of mortgage-backed securities ("MBS") pass-through trading. He also authored The Daily MBS Commentary. Mr. Simon has seven times been named to positions on the Institutional Investor All-America Fixed-Income Research Team, including first place honors in MBS pass-throughs and overall MBS strategies. He has over twenty years investment experience.

Saumil H. Parikh is an Executive Vice President and generalist portfolio manager of PIMCO. He has been primarily responsible for the day-to-day management of UBS PACE® Strategic Fixed Income Investments since June 2009. Prior to joining PIMCO in 2000, he was a US market economist and strategist with UBS Warburg. He has over 11 years of investment experience.

UBS PACE® Intermediate Fixed Income Investments. BlackRock Financial Management, Inc. ("BlackRock") serves as investment advisor for UBS PACE® Intermediate Fixed Income Investments. BlackRock is located at 40 East 52nd Street, New York, New York 10022. BlackRock is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BlackRock was formed in 1988 and, as of September 30, 2009, had $1.43 trillion in assets under management.

BlackRock uses a team approach in the management of the fund. Matthew Marra and Curtis Arledge have been jointly responsible for the day-to-day management of UBS PACE® Intermediate Fixed Income Investments since July 2002 and January 2009, respectively. BlackRock's Fixed Income Team, using an approach that leverages the individual expertise of the team members, manages the fund utilizing BlackRock's risk management analytics to regularly evaluate the composition of the fund. Portfolio teams are responsible for setting the top-down asset allocation framework for portfolio construction and investment teams are responsible for bottom-up idea generation, including research, analysis, and security selection. The Fixed Income Team consists of over 90 members within the portfolio teams and investment teams, as well as over 40 credit research analysts and substantial quantitative research analysts.

Curtis Arledge, Managing Director and portfolio manager, is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. Mr. Arledge is a member of BlackRock's Leadership Committee. Prior to rejoining BlackRock in 2008, Mr. Arledge was with Wachovia Corporation for 12 years, most recently as Global Head of the Fixed Income Division and a member of the Corporate and Investment Bank's (CIB) Executive and CIB Risk/Return Committees. He had oversight for various business lines in the United States, Europe and Asia, including Leveraged Finance, Investment Grade, Global Rates, Structured Products, Corporate Loan and Commercial Real Estate Portfolios and Financial Institutions Investment Banking. Before serving in this role, Mr. Arledge was head of Fixed Income Trading and, prior to that, head of Structured Products Trading.

Matthew Marra, Managing Director and portfolio manager, is a member of BlackRock's Fixed Income Portfolio Management Group. He is a senior portfolio manager for Core Strategies. Mr. Marra helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts and is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios.

UBS PACE® Municipal Fixed Income Investments. Standish Mellon Asset Management Company LLC ("Standish") serves as investment advisor for UBS PACE® Municipal Fixed Income Investments. Standish

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UBS PACE® Select Advisors Trust

is located at BNY Mellon Center, 201 Washington St., Boston, Massachusetts 02108. Standish assumed management of the fund on August 1, 2001. Standish's predecessor was founded in 1933 and, as of September 30, 2009, Standish had over $61 billion in assets under management. Christine L. Todd is primarily responsible for the day-to-day management of the fund. She has held her fund responsibilities with either Standish or its predecessor since June 1, 2000. Ms. Todd is an executive vice president of Standish and joined Standish's predecessor in 1995.

UBS PACE® Global Fixed Income Investments. Rogge Global Partners plc ("Rogge Global Partners") serves as the investment advisor for UBS PACE® Global Fixed Income Investments. Rogge Global Partners is located at Sion Hall, 56 Victoria Embankment, London, EC4Y ODZ, England. Rogge Global Partners was organized in 1984 and specializes in global fixed income management. As of September 30, 2009, it had approximately $37.4 billion in assets under management.

Rogge Global Partners uses a team approach in managing the fund's portfolio. The team is led by Olaf Rogge, the chief investment officer of Rogge Global Partners. Mr. Rogge, who founded Rogge Global Partners in 1984, has been managing global investments for more than 25 years and has held his fund responsibilities since the fund's inception in August 1995.

Other members of the team are John Graham, Richard Bell, Adrian James, Malie Conway and Richard Gray. These team members have held their fund responsibilities since August 1995 except for Ms. Conway, who has held her responsibilities since August 1998, and Mr. Gray, who has held his fund responsibilities since April 1999.

Mr. Graham joined Rogge Global Partners in February 1994 and is currently a director, portfolio manager and analyst. Mr. Bell joined Rogge Global Partners in June 1990 and serves as a director, portfolio manager and analyst. Mr. James joined Rogge Global Partners in April 1995 and serves as a director, portfolio manager and analyst.

Ms. Conway joined Rogge Global Partners in 1998 as a portfolio manager in charge of global credit. She was previously a senior portfolio manager at Rothschild Asset Management managing US, global and short-term mandates.

Mr. Gray joined Rogge Global Partners in April 1999 and serves as a portfolio manager and head of emerging markets. He was previously a vice president, emerging debt research of Bank of America (1995-1999).

The investment team is closely integrated, having worked together for several years. All client assets are managed internally by a 15-member investment team, which includes ten portfolio managers/strategists (who conduct their own research), four research analysts and one global economist. The portfolio managers also carry out all trading. Olaf Rogge, Richard Bell, John Graham and Adrian James are responsible for portfolio management and research among the developed government bond markets. Malie Conway, David Butler, Annabel Rudebeck and John Makowske focus on global credit research, with Richard Gray and Jens Moller-Butcher specializing in the emerging markets area. Igor Pikovsky and David Gillard manage portfolio risk management and portfolio implementation strategies, respectively. Michael Barnes is an Assistant Portfolio Manager and Ranjiv Mann researches economic issues.

UBS PACE® High Yield Investments. MacKay Shields LLC ("MacKay Shields"), 9 West 57th Street, New York, New York 10019, serves as the fund's investment advisor. As of September 30, 2009, MacKay Shields had approximately $42 billion in assets under management. MacKay Shields was founded in 1938 and advises primarily mutual funds, pension or profit sharing plans, and other pooled investment vehicles. MacKay Shields has served as the fund's investment advisor since its inception.

MacKay Shields utilizes a team approach in all aspects of investment management decision-making and the development of investment policy and no single portfolio manager is solely responsible for portfolio strategy, allocation and/or portfolio construction. The portfolio managers who are jointly and primarily responsible for the day-to-day management of UBS PACE® High Yield Investments are Dan Roberts, Senior Managing Director, who leads the high yield

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team; Taylor Wagenseil, Managing Director and Co-Head of High Yield Portfolio Management; Michael Kimble, Managing Director and Co-Head of High Yield Portfolio Management; and Lou Cohen, Managing Director and Director of Research.

Messrs. Roberts, Wagenseil, Kimble and Cohen have held their fund responsibilities since its inception. Mr. Roberts joined MacKay Shields in 2004 when the firm acquired the fixed income division of Pareto Partners, where he was the Chief Investment Officer from 2001 and Chief Investment Officer-Fixed Income in 2000. Mr. Kimble joined MacKay Shields in 2004 as Director and Co-Head of High Yield Portfolio Management when MacKay Shields acquired the fixed income division of Pareto Partners, where he was a Managing Director since 2000. Mr. Wagenseil joined MacKay Shields in 2004 as a Director and Co–Head of High Yield Portfolio Management when MacKay Shields acquired the fixed income division of Pareto Partners, where he was a Managing Director since 2000. Mr. Cohen joined MacKay Shields as a Director of Research when the firm acquired Pareto Partners in 2004. Mr. Cohen was a Managing Director of Pareto Partners since 2000. Messrs. Roberts, Wagenseil, Kimble and Cohen have been portfolio managers of the fund since its inception.

UBS PACE® Large Co Value Equity Investments. Institutional Capital LLC ("ICAP"), Westwood Management Corp. ("Westwood") and Pzena Investment Management, LLC ("Pzena") serve as investment advisors for UBS PACE® Large Co Value Equity Investments. ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606-1229, and has been in the investment management business since 1970. As of September 30, 2009, ICAP had approximately $14.3 billion in assets under management. ICAP has held its fund responsibilities since July 1, 2000.

The investment decisions for the fund are made through a team approach, with all of the ICAP investments professionals contributing to the process. Jerrold K. Senser and Thomas R. Wenzel are primarily responsible for the day-to-day management of the fund. Messrs. Senser and Wenzel have been managing the portfolio since July 2000.

Jerrold K. Senser is the chief executive officer and chief investment officer of ICAP. Mr. Senser heads the investment committee and is the lead portfolio manager for all of ICAP's investment strategies.

Thomas R. Wenzel is the executive vice president and director of research and is a senior member of the investment committee. Mr. Wenzel serves as a lead portfolio manager for all of ICAP's investment strategies. Mr. Wenzel also leads the firm's investment research efforts with particular emphasis on the financial sector.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201, and has been in the investment management business since 1983. As of September 30, 2009, Westwood had approximately $7.6 billion in assets under management. Susan M. Byrne, Chief Investment Officer and Chairman of the Board of Directors of Westwood since 1983, has over 30 years of experience as a securities analyst and portfolio manager. Ms. Byrne has been primarily responsible for the day-to-day management of Westwood's share of the fund's assets since July 1, 2000.

Pzena is located at 120 West 45th Street, New York, New York 10036. As of September 30, 2009, Pzena had approximately $13.9 billion in assets under management. Richard S. Pzena, John P. Goetz and Antonio DeSpirito, III are primarily responsible for the day-to-day management of the fund. They have held their fund responsibilities since May 2008.

Mr. Pzena, the founder, Managing Principal and Co-Chief Investment Officer of Pzena, serves as co-portfolio manager on each of Pzena's domestic investment strategies and is a member of Pzena's Executive Committee. Prior to forming Pzena in 1995, Mr. Pzena was the Director of U.S. Equity Investments and Chief Research Officer for Sanford C. Bernstein & Company, which he joined in 1986 as an oil industry analyst and was named to the Institutional Investor All America Research Team from 1988-1990. During 1990 and 1991, Mr. Pzena served as Chief Investment Officer, Small Cap Equities, and assumed his broader domestic equity role in 1991.

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Mr. Goetz, a Managing Principal and Co-Chief Investment Officer at Pzena, currently serves as co-portfolio manager on each of Pzena's investment strategies and is a member of Pzena's Executive Committee. He was the Director of Research from 1996 through 2005, responsible for building and training the research team. Prior to joining Pzena in 1996, Mr. Goetz held a range of key positions at Amoco Corporation for over 14 years, his last as the Global Business Manager for Amoco's $1 billion polypropylene business where he had bottom-line responsibility for operations and development worldwide.

Mr. DeSpirito is a Principal and Portfolio Manager of the Large Cap Value and Value strategies at Pzena. Prior to joining Pzena in 1996, he was an associate in the corporate department at the Boston-based law firm of Ropes & Gray LLP. At Ropes & Gray, he advised clients in the direct television, financial services, fitness, packaging films, retail, software and wire and cable industries.

UBS PACE® Large Co Growth Equity Investments. Marsico Capital Management, LLC ("Marsico"), SSgA Funds Management, Inc. ("SSgA FM"), Wellington Management Company, LLP ("Wellington Management") and Delaware Management Company ("Delaware") serve as investment advisors for UBS PACE® Large Co Growth Equity Investments.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of September 30, 2009, had approximately $54.9 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.

Thomas F. Marsico is the Chief Investment Officer of Marsico, and has been primarily responsible for the day-to-day management of Marsico's portion of the fund since 2002. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of State Street. As of September 30, 2009, SSgA FM had approximately $163.4 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of September 30, 2009, SSgA had approximately $1.735 trillion in assets under management.

SSgA FM uses a team approach in its management of its share of the fund's assets. J. Lee Montag and Brian Shannahan are the portfolio managers that are primarily responsible for the day-to-day management of the fund's assets allocated to SSgA FM. Messrs. Montag and Shannahan have held their fund responsibilities since October 2009 and since September 2008, respectively.

Mr. Montag is a vice president of SSgA and a senior portfolio manager for the US Active Quantitative Equity Team. He possesses substantial experience in developing quantitative strategies and managing investment portfolios using quantitative disciplines. Mr. Montag began his investment career in 1997 as an equity analyst and has been a portfolio manager since 1999. Prior to joining SSgA in 2007, he managed large cap growth portfolios for Putnam Investments and Panagora Asset Management and co-managed a hedge fund for Morgan Stanley Alternative Investments.

Mr. Shannahan is a Principal of SSgA FM, Senior Managing Director of SSgA and the Head of the US Active Quantitative Equity Team. He is also a senior portfolio manager responsible for long and long/short strategies on the US team. Prior to joining SSgA, Mr. Shannahan was with BankBoston where he was Director, Portfolio Management. He was responsible for portfolio management, trading, structured transactions, and security issuance in the capital markets. Mr. Shannahan has been working in the investment management field since 1993. SSgA FM (or its predecessor in interest) has held its fund responsibilities since October 10, 2000.

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Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2009, Wellington Management had investment management authority with respect to approximately $506 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve). Wellington Management has served as the fund's investment advisor since June 1, 2007. Andrew J. Shilling, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the portion of UBS PACE® Large Co Growth Equity Investments allocated to Wellington Management since June 1, 2007. Mr. Shilling joined Wellington Management as an investment professional in 1994.

Delaware is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware is a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc., currently a subsidiary of Lincoln National Corporation. As of September 30, 2009, Delaware and its investment advisory affiliates had more than $135 billion in assets under management. A team is primarily responsible for the management of the portion of the fund managed by Delaware. The portfolio management team, which includes Jeffrey Van Harte, Christopher Bonavico, Daniel Prislin and Christopher Ericksen, held its fund responsibilities since December 2007.

Jeffrey S. Van Harte, Senior Vice President and Chief Investment Officer, joined Delaware in April 2005 and is the firm's chief investment officer for the Focus Growth Equity team. Most recently, he was a principal and executive vice president at Transamerica Investment Management (1980 to 2005).

Christopher J. Bonavico, Vice President, Senior Portfolio Manager and Equity Analyst, joined Delaware in April 2005 and is a senior portfolio manager on the firm's Focus Growth Equity team. Previously, he was a principal and portfolio manager at Transamerica Investment Management (1993 to 2005).

Daniel J. Prislin, Vice President, Senior Portfolio Manager and Equity Analyst, joined Delaware in April 2005 as a senior portfolio manager on the firm's Focus Growth Equity team. Previously, he was a principal and portfolio manager at Transamerica Investment Management (1998 to 2005).

Christopher M. Ericksen, Vice President, Portfolio Manager and Equity Analyst, joined Delaware in April 2005 as a portfolio manager on the firm's Focus Growth Equity team. Previously, he was a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs in investment banking and investment management (1994 to 2004).

UBS PACE® Small/Medium Co Value Equity Investments. Buckhead Capital Management, LLC ("Buckhead"), Metropolitan West Capital Management, LLC ("MetWest Capital") and Systematic Financial Management, L.P. ("Systematic") serve as investment advisors for UBS PACE® Small/Medium Co Value Equity Investments. Buckhead is located at 3330 Cumberland Boulevard, Suite 650, Atlanta, Georgia 30339. Buckhead, an investment advisor founded in 1994, had approximately $2.04 billion in assets under management as of September 30, 2009. Buckhead uses a team approach comprised of portfolio managers and analysts. Matthew D. Reams and David S. Griffin are the portfolio managers primarily responsible for the day-to-day management of the fund's assets allocated to Buckhead. They have held their responsibilities advising the fund since May 2009. Mr. Reams joined Buckhead in 1999. Previously, he was a portfolio manager at Montag & Caldwell Investment Counsel, an investment consultant for a national consulting firm, and an equity analyst for a Midwest investment counseling firm. Mr. Griffin joined Buckhead in 2003. Previously, he was a partner and portfolio manager with

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Invesco Capital Management, and a defined benefits and defined contributions benefits manager for Genesco, Inc.

MetWest Capital is located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. MetWest Capital is an investment manager with approximately $11.1 billion in assets under management as of September 30, 2009. MetWest Capital was founded in 1997 and has held its investment management responsibilities for the fund since October 2005. Samir Sikka has served as a portfolio manager to the fund since February 2007. Mr. Sikka previously was a senior analyst for the MetWest Capital team managing the fund from July 2006 to February 2007 and served as Senior Vice President and Senior Analyst of Trust Company of the West from April 1999 to February 2006. He has over 11 years of industry experience.

Systematic is located at 300 Frank W. Burr Boulevard, Glenpointe E. Teaneck, New Jersey 07666. Systematic, an investment advisor founded in 1982, has approximately $7.53 billion in assets under management as of September 30, 2009. Ronald M. Mushock and D. Kevin McCreesh are primarily responsible for the day-to-day management of the fund's assets allocated to Systematic. They have held their responsibilities advising the fund since May 2009. Mr. Mushock has been the lead portfolio manager for all of Systematic's mid cap portfolios since their inception in 2000 and all of Systematic's small/mid cap portfolios since their inception in 2002. He became a partner at Systematic in 2005. Mr. McCreesh has been the Chief Investment Officer for Systematic since 2004 and has oversight responsibilities for all client portfolios. In addition, Mr. McCreesh serves as the lead portfolio manager for all of Systematic's large and small cap portfolios. Mr. McCreesh joined Systematic as a portfolio manager in 1996.

UBS PACE® Small/Medium Co Growth Equity Investments. Copper Rock Capital Partners, LLC ("Copper Rock"), Palisade Capital Management, L.L.C. ("Palisade") and Riverbridge Partners, LLC ("Riverbridge") serve as investment advisors for UBS PACE® Small/Medium Co Growth Equity Investments. Copper Rock is located at 200 Clarendon Street, Boston, Massachusetts 02116. Copper Rock was founded and has been managing funds since 2005 and has held its investment management responsibilities for the fund since March 1, 2007. As of September 30, 2009, Copper Rock had over $1.7 billion in assets under management.

Tucker Walsh is responsible for the day-to-day management of Copper Rock's portion of the fund's assets. He has been the primary portfolio manager since March 2007. Mr. Walsh is the founder and Chief Executive Officer of Copper Rock. Prior to founding Copper Rock in 2005, Mr. Walsh worked for State Street Research from 1997 to 2005 and served as Managing Director and Head of the Small Cap Growth team beginning in 1999. Prior to that, he was an Equity Analyst at Chilton Investment Company, Merrill Lynch and SG Cowen Asset Management. Mr. Walsh leads a team of eight other investment professionals, two of whom are dedicated senior traders.

Palisade is located at One Bridge Plaza, Suite 695, Fort Lee, New Jersey 07024. Palisade is an investment advisor with approximately $2.9 billion in assets under management as of September 30, 2009. The Small/Smid Growth Equity investment team joined Palisade in 2009 from AG Asset Management LLC. The team originated its investment strategy at Warburg Pincus in 1989 and continued its same investment process when that firm was merged into Credit Suisse Asset Management in 1999. The core team has been together for twelve years throughout various organizational changes, and is currently responsible for approximately $784 million in three strategies: small/medium cap growth, small cap growth, and mid-cap growth. Sammy Oh, who has been a portfolio manager of the fund since October 2005, is primarily responsible for the day-to-day management of the fund's assets allocated to Palisade and leads the six-person investment team managing these strategies.

Sammy Oh is a senior portfolio manager and analyst specializing in small and smid cap growth US equity portfolios. He was previously with AG Asset Management LLC from 2004-2009. Prior to 2004, he was a managing director at Credit Suisse Asset Management.

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Palisade employs a team approach with specific individual members of the team having final authority and ultimate accountability for specific phases of the process. As senior portfolio manager, Sammy Oh is responsible for implementing the team's investment decisions. All members of the team conduct fundamental research to identify investment candidates and participate in the portfolio construction process.

Riverbridge is located at 801 Nicollet Mall, Suite 600, Minneapolis, Minnesota 55402. Riverbridge is an investment manager with approximately $1.4 billion in assets under management as of September 30, 2009. Riverbridge was founded in 1987 to specialize in growth equities across the capitalization range. The firm is 100% employee owned. Mark Thompson leads a four-person investment team, all of whom are equity owners in the firm. Mark Thompson is the Chief Investment Officer and has been in charge of the day-to-day management of Riverbridge's portion of the fund's assets since October 2005. He co-founded Riverbridge Partners in July 1987.

UBS PACE® International Equity Investments. Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan") and Martin Currie Inc. ("Martin Currie") serve as investment advisors for UBS PACE® International Equity Investments. Mondrian is based in the United Kingdom, located at 10 Gresham Street, Fifth Floor, London EC2V 7JD. Mondrian has managed assets since the firm's founding in 1990 and began managing a segment of the fund in 2004. As of September 30, 2009, Mondrian managed over $60 billion in assets in institutional or separately managed accounts and mutual funds. Mondrian is registered as an investment adviser under the Investment Advisers Act of 1940 and is regulated in the United Kingdom by the Financial Services Authority.

Mondrian utilizes a team approach to investment management. Portfolio managers and analysts are responsible for research in the areas and sectors they cover. Portfolio manager and analysts bring security buy and sell recommendations from their regions and sectors to the International Equity Forum and the Equity Strategy Committee to either be added or dropped from the Mondrian approved buy list. The Equity Strategy Committee is responsible for directing the fund's investment decisions.

A team of individuals, currently including Elizabeth A. Desmond, Nigel G. May, and Emma R.E. Lewis, is jointly and primarily responsible for making the day-to-day investment decisions for the fund. Ms. Desmond joined Mondrian in 1991, assuming portfolio management responsibilities as well as sharing analytical responsibilities for the Pacific region. Ms. Desmond is chief investment officer of international equities and leads the strategy committee responsible for setting investment policy for Mondrian's international equity portfolios. Ms. Desmond has served as a portfolio manager for the fund since July 2009. Mr. May also joined Mondrian in 1991, assuming portfolio management responsibilities as well as sharing analytical responsibilities for Continental Europe. He has served as a portfolio manager for the fund since 2004. He is currently Deputy Chief Executive Officer. Ms. Lewis joined Mondrian in 1995 and is currently a senior portfolio manager. She has served as a portfolio manager for the fund since 2004.

J.P. Morgan is located at 245 Park Avenue, New York, New York 10167 and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company and global financial services firm. J.P. Morgan has a long tradition of asset management and is one of the world's premier financial institutions, widely respected for its capital strength, global investment expertise, and integrity. As of September 30, 2009, J.P. Morgan and its affiliates had over $1.26 trillion in assets under management.

Beltran Lastra and Jaco Venter are jointly and primarily responsible for the day-to-day management of the fund. An employee since 1996, Mr. Lastra is head of International Structured Equity at J.P. Morgan and has served as portfolio manager of the fund since April 2004. Mr. Venter joined the firm in 1999 as a quantitative research analyst and has served as a portfolio manager of the fund since December 2004.

Martin Currie is located at Saltire Court, 20 Castle Terrace, Edinburgh EH1 2ES, Scotland, United Kingdom. Founded in 1881, Chief investment officer

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James Fairweather is the product manager for the company's EAFE (i.e., Europe, Australasia and Far East) portfolios. James Fairweather joined Martin Currie in 1984 and has served as the fund's portfolio manager since 1995. His role reflects the importance of international accounts to Martin Currie's business. As of September 30, 2009, Martin Currie and its affiliates had $19.13 billion in assets under management.

UBS PACE® International Emerging Markets Equity Investments. Mondrian Investment Partners Limited ("Mondrian") and Gartmore Global Partners ("GGP") serve as investment advisors for UBS PACE® International Emerging Markets Equity Investments. Mondrian is based in the United Kingdom, located at 10 Gresham Street, Fifth Floor, London EC2V 7JD. Mondrian has managed assets since the firm's founding in 1990 and began managing a segment of the fund in 2004. As of September 30, 2009, Mondrian managed over $60 billion in assets in institutional or separately managed accounts and mutual funds. Mondrian is registered as an investment adviser under the Investment Advisers Act of 1940 and is regulated in the United Kingdom by the Financial Services Authority.

Mondrian utilizes a team approach to investment management. Currently there are six portfolio managers on the dedicated emerging markets team. Four other investment professionals directly contribute as analysts to the team on a regular basis. The team conducts its own research, while also drawing on the research resources of the firm's other investment professionals, particularly in the Pacific Basin.

All portfolio managers have research specialties and are responsible for supplying research for the countries they cover. In order to obtain a broader knowledge of global markets, portfolio managers/analysts are assigned primary and secondary coverage responsibilities across a variety of regions. The members of the team rely on each other's expertise when constructing a portfolio. Initially, the individual responsible for a particular market or area will conduct extensive fundamental research. This portfolio manager/analyst will liaise with his or her back-up in this market or area, employing fundamental analysis based on international economic and political studies, currency evaluations and business cycle analyses. Mondrian's market analysis and stock selection relies on thorough in-house research of current and prospective holdings, including on-site visits with policy makers and company management. To gain additional perspective and check for consistency regarding their research, he or she will then conduct discussions with senior portfolio managers. Finally, the portfolio manager/analyst will present the results for discussion in the Emerging Markets Strategy Committee, which is responsible for directing the fund's investment decisions.

A team of individuals, currently including Robert Akester, Ginny Chong and Gregory Halton, is jointly and primarily responsible for making the day-to-day investment decisions for the fund.

Mr. Akester joined Mondrian in 1996, assuming portfolio management responsibilities as well as sharing analytical responsibilities for international equities. He has served as a portfolio manager for the fund since 2004 and is currently a senior portfolio manager.

Ms. Chong joined Mondrian in 2000 and has served as a senior portfolio manager for the fund since 2004.

Mr. Halton joined Mondrian in 2004 and has served as a portfolio manager for the fund since July 2006.

GGP is located at 8 Fenchurch Place, London EC3M 4PB, United Kingdom. GGP offers international investment capabilities on behalf of Gartmore Investment Management Ltd. ("Gartmore") to the US institutional marketplace. Hellman & Friedman LLC ("H&F"), a US based private equity firm, owns approximately a 50% equity stake in Gartmore, and members of Gartmore's senior management now own the remaining stake. GGP is the US business division and a wholly owned subsidiary of Gartmore Investment Management Ltd. Gartmore Investment Management Ltd. has $34.9 billion in net assets under management as of September 30, 2009.

GGP takes a team approach to portfolio construction allowing investors to benefit from the skills of the entire team. Christopher Palmer is the portfolio manager primarily responsible for the day-to-day

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management of the fund. He has managed the fund since June 2006 and also previously managed the fund from August 2002 to July 2003. Mr. Palmer is head of the Global Emerging Markets Team.

Mr. Palmer joined GGP in 1995 as an Investment Manager in the Pacific & Emerging Markets Equity Team. Prior to joining GGP, Mr. Palmer was with Bear Stearns & Co. Inc., where he was a senior counterparty credit risk officer with extensive responsibilities for hedge fund counterparty risk.

UBS PACE® Global Real Estate Securities Investments. ING Clarion Real Estate Securities, LLC ("ING CRES") and Brookfield Investment Management Inc. ("Brookfield") serve as the investment advisors for UBS PACE® Global Real Estate Securities Investments.

ING CRES is located at 201 King of Prussia Road, Radnor, Pennsylvania 19087. As of September 30, 2009, ING CRES had approximately $16.3 billion in assets under management. ING CRES primarily advises mutual funds, pension plans, corporations, governments, financial institutions, endowments and foundations.

ING CRES uses a team approach in its investment management decisions. ING CRES' portfolio management team includes seven professionals globally, led by T. Ritson Ferguson, the firm's chief investment officer. Mr. Ferguson, along with Steven D. Burton and Joseph P. Smith, are primarily responsible for the day-to-day management of the fund's assets allocated to ING CRES. They have served as portfolio managers for the fund since November 2009.

Mr. Ferguson has served as chief investment officer of ING CRES and its predecessor firm since 1991. He has 23 years of real estate investment experience.

Mr. Burton, managing director and portfolio manager, joined ING CRES in 1995. He is a senior member of the ING CRES portfolio management team, having 25 years of investment experience.

Mr. Smith, managing director and portfolio manager, joined ING CRES in 1997. He is a senior member of the ING CRES portfolio management team, having 19 years of investment experience.

Brookfield is located at Three World Financial Center, 200 Vesey Street, New York, New York 10281-1010. As of September 30, 2009, Brookfield and its affiliates had approximately $24.4 billion in assets under management. Brookfield specializes in managing global REITs on behalf of clients in Asia, Australia, Europe and North America. Jason Baine, Brett Ward and Bernhard Krieg are primarily responsible for the day-to-day management of the fund's assets allocated to Brookfield. They have served as portfolio managers for the fund since November 2009.

Mr. Baine, global portfolio manager, has 12 years of investment management experience in the real estate securities area, including portfolio management for institutional accounts. Mr. Ward, global portfolio manager, has 15 years of investment management experience. Mr. Baine and Mr. Ward have been with Brookfield and its affiliates since 2001. Mr. Krieg, global portfolio manager, joined Brookfield in April 2006. Mr. Krieg was previously a senior vice president and senior analyst for Haven Funds, a real estate securities hedge fund. Prior to this, he was a vice president and senior analyst at Security Capital Research and Management.

UBS PACE® Alternative Strategies Investments. Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), Goldman Sachs Asset Management, L.P. ("GSAM") and First Quadrant L.P. ("First Quadrant") serve as investment advisors for UBS PACE® Alternative Strategies Investments.

Analytic Investors has offices at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. As of September 30, 2009, Analytic Investors had approximately $9.0 billion in assets under management. Analytic Investors was founded in 1970 and has served as an investment advisor to the fund since its inception.

Analytic Investors utilizes a team portfolio management approach. A team of investment professionals at Analytic Investors serve as the fund's portfolio managers and share primary responsibility for the

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day-to-day portfolio management of Analytic Investors' portion of the fund. Dennis Bein oversees the team regarding the management of the fund. David Krider serves as lead portfolio manager for global equity strategies effective August 1, 2006. Harindra de Silva heads the research efforts for the team.

Dennis Bein, Chief Investment Officer and a portfolio manager, joined Analytic Investors in 1995 and has 19 years of industry experience. David Krider, portfolio manager, joined Analytic Investors in June 2005 and has 7 years of industry experience. Prior to joining the firm, Mr. Krider was founder and Chief Technology Officer (1996-2005) of Visualize, Inc., a firm that specializes in financial visualization and analytic software. He was a research associate at First Quadrant before leaving to start his own firm. Harindra de Silva, President and portfolio manager, joined Analytic Investors in 1995, and has 22 years of industry experience. Each portfolio manager has held fund responsibilities since the fund's inception.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2009, Wellington Management had investment management authority with respect to approximately $506 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve). Wellington Management has served as one of the fund's investment advisors since its inception.

Wellington Management uses a team approach in its investment management decisions. Scott M. Elliott is primarily responsible for the day-to-day management of the portion of the fund allocated to Wellington Management.

Mr. Elliott, Senior Vice President and Asset Allocation Portfolio Manager of Wellington Management, is the portfolio manager responsible for making asset allocation decisions for the fund. Mr. Elliott joined Wellington Management as an investment professional in 1994. Mr. Elliott has served as portfolio manager since the fund's inception.

GSAM is located at 32 Old Slip, New York, New York 10005. As of June 30, 2009, GSAM, including its investment advisory affiliates, had approximately $709 billion in assets under management. GSAM primarily advises mutual funds, pension plans, corporations, governments, financial institutions, endowments and foundations. GSAM has served as an investment advisor to the fund since September 2007.

GSAM uses a team approach in its investment management decisions. James Clark and Michael Swell, the primary portfolio managers for the GSAM segment of the fund, are jointly and primarily responsible for the day-to-day management of that segment. Messrs. Clark and Swell have held their fund responsibilities since September 2007 and April 2009, respectively. While GSAM is ultimately responsible for managing its segment of the fund, it is also able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain fund securities.

James Clark, managing director, is a senior portfolio manager and co-head of the US Fixed Income Group. Prior to this, he headed the portfolio management group specializing in mortgage-backed and asset-backed securities. He joined GSAM in 1994 and became a managing director in 2001 and a partner in 2006. Prior to joining the firm, he worked as an investment manager in the mortgage-backed securities group at the Travelers Insurance Co. Prior to that, he was a quantitative analyst in the economic research department with the Federal Reserve Bank in Boston.

Michael Swell, managing director, is a senior portfolio manager and co-head of the US Fixed Income Group. He joined GSAM in 2007 as a managing director and head of Structured Products and is directly responsible for creating structured product asset management vehicles across the spectrum of fixed income

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products and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a senior managing director in charge of Friedman, Billings & Ramsey's Fixed Income Sales & Trading division (2005-2007) and was the vice president in charge of Federal Home Loan Mortgage Corporation's Securities Sales and Trading Group, Federal Home Loan Mortgage Corporation's in-house mortgage-backed securities broker-dealer (1992-2004).

First Quadrant is located at 800 East Colorado Blvd., Suite 900, Pasadena, California 91101. As of September 30, 2009, First Quadrant had approximately $17 billion in assets under management, which includes market values for fully funded portfolios and the notional values for margin funded portfolios, all actively managed by First Quadrant and non-discretionary portfolios managed by joint venture partners using First Quadrant investment signals. First Quadrant is defined in this context as the combination of all discretionary portfolios of First Quadrant and its joint venture partners, but only wherein First Quadrant has full investment discretion over the portfolios. First Quadrant is a quantitative investment management boutique founded in 1988 and has served as an investment advisor to the fund since April 2009.

As a quantitative manager, First Quadrant employs a centralized team-based approach to investment research and portfolio management. Ken Ferguson, Dori Levanoni and Chuck Fannin are primarily responsible for the day-to-day management of the portion of the fund allocated to First Quadrant.

Ken Ferguson is one of two First Quadrant partners co-heading the firm's global macro strategy research function. He is involved in all aspects of product development: portfolio model building, investment risk measurement, investment risk allocation, and portfolio optimization. On joining First Quadrant in 1994, Mr. Ferguson was initially focused on tactical asset allocation, currency, and global macro strategies.

Dori Levanoni is the second First Quadrant partner co-heading the firm's global macro research function. He also is involved in all aspects of product development: portfolio model building, investment risk measurement, investment risk allocation, and portfolio optimization. Upon joining the investment research team in 1998, Mr. Levanoni was initially focused on tactical asset allocation, currency, and global macro strategies and subsequently served as manager of currency research and director of the currency product.

Chuck Fannin is a senior member of First Quadrant's derivatives trading program and oversees the global options-based strategies. Prior to joining First Quadrant in 2008, Mr. Fannin was a partner at a start-up firm from 2005 to 2007. Mr. Fannin was a vice president at CastleArk Management, an investment management firm, from 2001 to 2004.

Other information

The investment objective of each fund is non-fundamental and may be changed by the board of trustees at any time without shareholder approval.

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or its classes of shares or cease operations and liquidate.

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Dividends and taxes

Dividends

UBS PACE® Government Securities Fixed Income Investments, UBS PACE® Intermediate Fixed Income Investments, UBS PACE® Strategic Fixed Income Investments, UBS PACE® Municipal Fixed Income Investments, UBS PACE® Global Fixed Income Investments and UBS PACE® High Yield Investments normally declare and pay dividends monthly. These funds distribute substantially all of their gains, if any, annually.

UBS PACE® Large Co Value Equity Investments, UBS PACE® Large Co Growth Equity Investments, UBS PACE® Small/Medium Co Value Equity Investments, UBS PACE® Small/Medium Co Growth Equity Investments, UBS PACE® International Equity Investments, UBS PACE® International Emerging Markets Equity Investments, UBS PACE® Global Real Estate Securities Investments and UBS PACE® Alternative Strategies Investments normally declare and pay dividends annually. These funds distribute substantially all of their gains, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same fund unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (or the fund's transfer agent if you invested in the funds through its transfer agent). Distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 of the year in which they were declared.

Taxes

UBS PACE Municipal Fixed Income Investments seeks to pay dividends that are exempt from regular federal income tax. However, the fund may invest a portion of its assets in securities that generate income that is not exempt from regular federal income tax. In addition, all or a portion of its dividends may be subject to state income taxes and its distributions of gains generally will be subject to both federal and state income taxes whether you receive them in additional fund shares or in cash. The fund also may pay dividends that are subject to the federal alternative minimum tax.

The dividends that you receive from the other funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold shares of these funds through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until you receive distributions from the account or plan.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another fund the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Distributions of short-term capital gains will be taxed as ordinary income. Distributions of long-term capital gains are taxed as long-term capital gains. Your fund will tell you annually how you should treat its dividends for tax purposes.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

•  Distributions of earnings from qualifying dividends and qualifying long-term capital gains are currently taxed at a maximum rate of 15%.

•  Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

UBS Global Asset Management

UBS PACE® Select Advisors Trust

•  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•  The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

If you have not provided complete and correct taxpayer identification to us or if you are subject to "backup withholding," by law we must withhold 28% of your distributions and redemption proceeds to pay US federal income taxes.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

Disclosure of portfolio holdings

Each equity series of the Trust will generally post on UBS Global AM's Web site at http://www.ubs.com/globalam, its ten largest equity holdings, and the percentage that each of these holdings represents of that fund's total assets, as of the most recent calendar-quarter end, 25 days after the end of the calendar quarter.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and annual and semiannual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

UBS Global Asset Management

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UBS Global Asset Management

UBS PACE® Select Advisors Trust

Financial highlights

The following financial highlights tables are intended to help you understand each fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

UBS PACE® Government Securities Fixed Income Investments

	Class A					Class B
	For the years ended July 31,					For the years ended July 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net asset value, beginning of year	$12.87	$12.72	$12.71	$13.20	$13.05	$12.87	$12.73	$12.72	$13.20	$13.05
Net investment income	0.57 (1)	0.56 (1)	0.57 (1)	0.51	0.34	0.46 (1)	0.45 (1)	0.46 (1)	0.40	0.22
Net realized and unrealized gains (losses) from investment activities	0.56	0.15	0.00 (2)	(0.31)	0.17	0.56	0.15	0.01	(0.29)	0.19
Net increase from operations	1.13	0.71	0.57	0.20	0.51	1.02	0.60	0.47	0.11	0.41
Dividends from net investment income	(0.64)	(0.56)	(0.56)	(0.53)	(0.36)	(0.53)	(0.46)	(0.46)	(0.43)	(0.26)
Distributions from net realized gains from investment activities	—	—	—	(0.16)	—	—	—	—	(0.16)	—
Total dividends and distributions	(0.64)	(0.56)	(0.56)	(0.69)	(0.36)	(0.53)	(0.46)	(0.46)	(0.59)	(0.26)
Net asset value, end of year	$13.36	$12.87	$12.72	$12.71	$13.20	$13.36	$12.87	$12.73	$12.72	$13.20
Total investment return(3)	9.09%	5.53%	4.52%	1.61%	3.97%	8.16%	4.72%	3.73%	0.92%	3.17%
Ratios/supplemental data:
Net assets, end of year (000's)	$90,386	$91,614	$99,378	$114,663	$140,734	$173	$769	$1,617	$2,776	$4,273
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.02%	1.07%	1.12%	1.11%	1.08%	1.77%	1.82%	1.87%	1.86%	1.84%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.07%	1.12%	1.13%	1.17%	1.17%	1.86%	1.89%	1.88%	1.93%	1.93%
Net investment income to average net assets	4.41%	4.30%	4.40%	3.97%	2.54%	3.70%	3.55%	3.64%	3.20%	1.69%
Portfolio turnover	877%	588%	495%	575%	665%	877%	588%	495%	575%	665%

(1)  Calculated using the average shares method.
(2)  Amount represents less than $0.005 per share.
(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

UBS Global Asset Management

	Class C					Class Y
	For the years ended July 31,					For the years ended July 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net asset value, beginning of year	$12.88	$12.73	$12.72	$13.21	$13.06	$12.87	$12.73	$12.72	$13.20	$13.05
Net investment income	0.51 (1)	0.50 (1)	0.50 (1)	0.45	0.27	0.61 (1)	0.59 (1)	0.61 (1)	0.55	0.38
Net realized and unrealized gains (losses) from investment activities	0.55	0.14	0.01	(0.32)	0.17	0.55	0.15	0.00 (2)	(0.30)	0.17
Net increase from operations	1.06	0.64	0.51	0.13	0.44	1.16	0.74	0.61	0.25	0.55
Dividends from net investment income	(0.57)	(0.49)	(0.50)	(0.46)	(0.29)	(0.67)	(0.60)	(0.60)	(0.57)	(0.40)
Distributions from net realized gains from investment activities	—	—	—	(0.16)	—	—	—	—	(0.16)	—
Total dividends and distributions	(0.57)	(0.49)	(0.50)	(0.62)	(0.29)	(0.67)	(0.60)	(0.60)	(0.73)	(0.40)
Net asset value, end of year	$13.37	$12.88	$12.73	$12.72	$13.21	$13.36	$12.87	$12.73	$12.72	$13.20
Total investment return(3)	8.45%	5.06%	4.00%	1.09%	3.40%	9.29%	5.86%	4.87%	1.97%	4.24%
Ratios/supplemental data:
Net assets, end of year (000's)	$24,477	$24,536	$26,449	$30,338	$36,372	$39,199	$25,669	$13,658	$8,460	$10,069
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.52%	1.57%	1.62%	1.62%	1.62%	0.77%	0.82%	0.79%	0.81%	0.76%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.63%	1.68%	1.70%	1.75%	1.74%	0.92%	0.90%	0.79%	0.84%	0.85%
Net investment income to average net assets	3.90%	3.80%	3.90%	3.45%	2.00%	4.65%	4.56%	4.74%	4.27%	2.88%
Portfolio turnover	877%	588%	495%	575%	665%	877%	588%	495%	575%	665%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Financial Highlights—(continued)

	Class A					Class B
	For the years ended July 31,					For the years ended July 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net asset value, beginning of year	$11.51	$11.39	$11.27	$11.44	$11.51	$11.53	$11.41	$11.29	$11.46	$11.53
Net investment income(1)	0.44	0.48	0.43	0.38	0.34	0.36	0.38	0.34	0.28	0.24
Net realized and unrealized gains (losses) from investment activities	0.08	0.12	0.12	(0.17)	(0.07)	0.08	0.13	0.13	(0.15)	(0.06)
Net increase from operations	0.52	0.60	0.55	0.21	0.27	0.44	0.51	0.47	0.13	0.18
Dividends from net investment income	(0.45)	(0.48)	(0.43)	(0.38)	(0.34)	(0.37)	(0.39)	(0.35)	(0.30)	(0.25)
Net asset value, end of year	$11.58	$11.51	$11.39	$11.27	$11.44	$11.60	$11.53	$11.41	$11.29	$11.46
Total investment return(2)	4.88%	5.26%	4.96%	1.90%	2.38%	4.08%	4.45%	4.18%	1.13%	1.60%
Ratios/supplemental data:
Net assets, end of year (000's)	$45,165	$46,257	$51,800	$59,884	$75,331	$155	$166	$324	$637	$1,458
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	0.93%	0.93%	1.05%	1.06%	1.07%	1.68%	1.68%	1.80%	1.80%	1.81%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.02%	1.05%	1.08%	1.10%	1.09%	1.82%	1.91%	1.84%	1.89%	1.87%
Net investment income to average net assets	3.97%	4.10%	3.81%	3.36%	2.93%	3.23%	3.35%	3.04%	2.56%	2.15%
Portfolio turnover	512%	387%	255%	349%	221%	512%	387%	255%	349%	221%

(1)  Calculated using the average shares method.
(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(3)  During the year ended July 31, 2009, UBS Global Asset Management (Americas) Inc. reimbursed a portion of its ordinary operating expenses. The ratios net and before fee waivers and/or expense reimbursements are the same since the reimbursement represents less than 0.01%.
(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

UBS Global Asset Management

	Class C					Class Y
	For the years ended July 31,					For the years ended July 31,
	2009	2008	2007	2006	2005	2009		2008	2007		2006	2005
Net asset value, beginning of year	$11.52	$11.40	$11.28	$11.46	$11.53	$11.51		$11.39	$11.28		$11.45	$11.52
Net investment income(1)	0.38	0.42	0.38	0.32	0.28	0.47		0.51	0.47		0.41	0.37
Net realized and unrealized gains (losses) from investment activities	0.09	0.12	0.11	(0.17)	(0.06)	0.09		0.11	0.10		(0.17)	(0.07)
Net increase from operations	0.47	0.54	0.49	0.15	0.22	0.56		0.62	0.57		0.24	0.30
Dividends from net investment income	(0.40)	(0.42)	(0.37)	(0.33)	(0.29)	(0.48)		(0.50)	(0.46)		(0.41)	(0.37)
Net asset value, end of year	$11.59	$11.52	$11.40	$11.28	$11.46	$11.59		$11.51	$11.39		$11.28	$11.45
Total investment return(2)	4.36%	4.72%	4.43%	1.30%	1.87%	5.15%		5.52%	5.17%		2.17%	2.66%
Ratios/supplemental data:
Net assets, end of year (000's)	$5,185	$3,992	$4,116	$5,301	$7,684	$2,313		$1,359	$1,249		$1,074	$1,108
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.43%	1.43%	1.55%	1.55%	1.56%	0.68	%(3)	0.68%	0.80	%(4)	0.80%	0.81%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.53%	1.57%	1.57%	1.59%	1.59%	0.68	%(3)	0.76%	0.80%		0.83%	0.86%
Net investment income to average net assets	3.43%	3.60%	3.31%	2.86%	2.44%	4.17%		4.34%	4.07%		3.63%	3.20%
Portfolio turnover	512%	387%	255%	349%	221%	512%		387%	255%		349%	221%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Financial Highlights—(continued)

	Class A								Class B
	For the years ended July 31,								For the years ended July 31,
	2009	2008	2007		2006		2005		2009	2008	2007		2006	2005
Net asset value, beginning of year	$13.75	$13.25	$13.26		$13.89		$13.88		$13.75	$13.25	$13.26		$13.88	$13.88
Net investment income(1)	0.60	0.61	0.56		0.60		0.45		0.49	0.48	0.44		0.48	0.33
Net realized and unrealized gains (losses) from investment activities	0.39	0.51	0.00	(2)	(0.59)		0.35		0.40	0.53	0.01		(0.56)	0.36
Net increase (decrease) from operations	0.99	1.12	0.56		0.01		0.80		0.89	1.01	0.45		(0.08)	0.69
Dividends from net investment income	(0.73)	(0.62)	(0.55)		(0.62)		(0.46)		(0.64)	(0.51)	(0.44)		(0.52)	(0.36)
Distributions from net realized gains from investment activities	(0.92)	—	—		—		(0.33)		(0.92)	—	—		—	(0.33)
Returns of capital	—	—	(0.02)		(0.02)		—		—	—	(0.02)		(0.02)	—
Total dividends, distributions and returns of capital	(1.65)	(0.62)	(0.57)		(0.64)		(0.79)		(1.56)	(0.51)	(0.46)		(0.54)	(0.69)
Net asset value, end of year	$13.09	$13.75	$13.25		$13.26		$13.89		$13.08	$13.75	$13.25		$13.26	$13.88
Total investment return(3)	8.31%	8.42%	4.32%		0.06%		5.88%		7.45%	7.58%	3.55%		(0.68)%	5.06%
Ratios/supplemental data:
Net assets, end of year (000's)	$33,293	$27,180	$21,711		$20,735		$23,269		$333	$142	$456		$1,098	$2,175
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.07%	1.06%	1.15	%(4)	1.20	%(4)	1.23	%(4)	1.82%	1.81%	1.93	%(5)	1.93%	1.94%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.10%	1.13%	1.15%		1.20%		1.23%		1.93%	2.03%	1.93	%(5)	1.98%	1.96%
Net investment income to average net assets	4.75%	4.40%	4.17%		4.46%		3.20%		4.02%	3.59%	3.36%		3.64%	2.45%
Portfolio turnover	178%	236%	188%		196%		147%		178%	236%	188%		196%	147%

(1)  Calculated using the average shares method.

(2)  Amount represents less than $0.005 per share.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

(5)  For the year ended July 31, 2007, UBS Global Asset Management (Americas) Inc. reimbursed a portion of its ordinary operating expenses. The ratios net and before waivers and/or expense reimbursements are the same since the reimbursement represents less than 0.01%.

UBS Global Asset Management

	Class C							Class Y
	For the years ended July 31,							For the years ended July 31,
	2009	2008	2007	2006		2005		2009	2008	2007	2006	2005
Net asset value, beginning of year	$13.75	$13.26	$13.26	$13.89		$13.88		$13.74	$13.25	$13.26	$13.88	$13.87
Net investment income(1)	0.54	0.54	0.50	0.54		0.38		0.64	0.66	0.61	0.65	0.51
Net realized and unrealized gains (losses) from investment activities	0.39	0.50	0.00 (2)	(0.60)		0.35		0.39	0.49	(0.01)	(0.59)	0.34
Net increase (decrease) from operations	0.93	1.04	0.50	(0.06)		0.73		1.03	1.15	0.60	0.06	0.85
Dividends from net investment income	(0.67)	(0.55)	(0.48)	(0.55)		(0.39)		(0.77)	(0.66)	(0.59)	(0.66)	(0.51)
Distributions from net realized gains from investment activities	(0.92)	—	—	—		(0.33)		(0.92)	—	—	—	(0.33)
Returns of capital	—	—	(0.02)	(0.02)		—		—	—	(0.02)	(0.02)	—
Total dividends, distributions and returns of capital	(1.59)	(0.55)	(0.50)	(0.57)		(0.72)		(1.69)	(0.66)	(0.61)	(0.68)	(0.84)
Net asset value, end of year	$13.09	$13.75	$13.26	$13.26		$13.89		$13.08	$13.74	$13.25	$13.26	$13.88
Total investment return(3)	7.78%	7.79%	3.87%	(0.43)%		5.38%		8.68%	8.67%	4.76%	0.41%	6.25%
Ratios/supplemental data:
Net assets, end of year (000's)	$8,797	$5,592	$5,531	$6,280		$8,082		$3,186	$3,045	$1,208	$716	$959
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.57%	1.56%	1.63%	1.68	%(4)	1.70	%(4)	0.73%	0.78%	0.79%	0.85%	0.89	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.58%	1.61%	1.63%	1.68%		1.70%		0.73%	0.78%	0.79%	0.85%	0.89%
Net investment income to average net assets	4.24%	3.90%	3.69%	3.97%		2.73%		5.09%	4.71%	4.55%	4.79%	3.58%
Portfolio turnover	178%	236%	188%	196%		147%		178%	236%	188%	196%	147%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Financial Highlights—(continued)

	Class A					Class B
	For the years ended July 31,					For the years ended July 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net asset value, beginning of year	$12.15	$12.22	$12.27	$12.49	$12.56	$12.16	$12.23	$12.27	$12.49	$12.56
Net investment income(1)	0.41	0.41	0.40	0.39	0.40	0.31	0.31	0.30	0.29	0.30
Net realized and unrealized gains (losses) from investment activities	0.30	(0.07)	(0.05)	(0.22)	(0.07)	0.31	(0.06)	(0.04)	(0.21)	(0.07)
Net increase from operations	0.71	0.34	0.35	0.17	0.33	0.62	0.25	0.26	0.08	0.23
Dividends from net investment income	(0.41)	(0.41)	(0.40)	(0.39)	(0.40)	(0.32)	(0.32)	(0.30)	(0.30)	(0.30)
Net asset value, end of year	$12.45	$12.15	$12.22	$12.27	$12.49	$12.46	$12.16	$12.23	$12.27	$12.49
Total investment return(2)	5.97%	2.81%	2.84%	1.42%	2.61%	5.17%	2.05%	2.10%	0.65%	1.82%
Ratios/supplemental data:
Net assets, end of year (000's)	$88,167	$87,036	$90,219	$99,169	$115,286	$103	$196	$259	$985	$2,665
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	0.93%	0.93%	1.01%	0.99%	0.96%	1.68%	1.68%	1.76%	1.74%	1.71%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	0.96%	1.01%	1.02%	1.04%	1.03%	1.74%	1.89%	1.78%	1.80%	1.79%
Net investment income to average net assets	3.35%	3.34%	3.21%	3.19%	3.12%	2.63%	2.57%	2.44%	2.43%	2.37%
Portfolio turnover	25%	16%	48%	27%	35%	25%	16%	48%	27%	35%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder could pay on Portfolio distributions or the redemption of Portfolio shares.

UBS Global Asset Management

	Class C					Class Y
	For the years ended July 31,					For the years ended July 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net asset value, beginning of year	$12.16	$12.22	$12.27	$12.49	$12.56	$12.16	$12.23	$12.28	$12.49	$12.56
Net investment income(1)	0.35	0.35	0.33	0.33	0.33	0.44	0.44	0.43	0.43	0.42
Net realized and unrealized gains (losses) from investment activities	0.29	(0.06)	(0.05)	(0.22)	(0.07)	0.29	(0.07)	(0.05)	(0.22)	(0.07)
Net increase from operations	0.64	0.29	0.28	0.11	0.26	0.73	0.37	0.38	0.21	0.35
Dividends from net investment income	(0.35)	(0.35)	(0.33)	(0.33)	(0.33)	(0.44)	(0.44)	(0.43)	(0.42)	(0.42)
Net asset value, end of year	$12.45	$12.16	$12.22	$12.27	$12.49	$12.45	$12.16	$12.23	$12.28	$12.49
Total investment return(2)	5.36%	2.38%	2.32%	0.91%	2.07%	6.23%	3.05%	3.09%	1.75%	2.83%
Ratios/supplemental data:
Net assets, end of year (000's)	$15,474	$13,905	$14,777	$17,315	$21,291	$145	$136	$137	$176	$186
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.43%	1.43%	1.51%	1.50%	1.48%	0.68%	0.68%	0.76%	0.75%	0.74%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.47%	1.52%	1.53%	1.55%	1.55%	0.76%	0.96%	0.83%	0.84%	0.85%
Net investment income to average net assets	2.85%	2.84%	2.71%	2.68%	2.61%	3.60%	3.59%	3.46%	3.44%	3.35%
Portfolio turnover	25%	16%	48%	27%	35%	25%	16%	48%	27%	35%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Financial Highlights—(continued)

	Class A						Class B
	For the years ended July 31,						For the years ended July 31,
	2009	2008(1)	2007	2006	2005		2009	2008(1)	2007	2006	2005
Net asset value, beginning of year	$11.84	$11.38	$11.20	$11.76	$11.74		$11.87	$11.40	$11.22	$11.78	$11.76
Net investment income(2)	0.30	0.25	0.25	0.25	0.24		0.22	0.15	0.16	0.17	0.15
Net realized and unrealized gains (losses) from investment activities	(0.06)	1.14	0.23	(0.06)	0.52		(0.06)	1.16	0.24	(0.06)	0.52
Net increase from operations	0.24	1.39	0.48	0.19	0.76		0.16	1.31	0.40	0.11	0.67
Dividends from net investment income	(0.44)	(0.93)	(0.30)	(0.57)	(0.72)		(0.35)	(0.84)	(0.22)	(0.49)	(0.63)
Distributions from net realized gains from investment activities	—	—	—	(0.18)	(0.02)		—	—	—	(0.18)	(0.02)
Total dividends and distributions	(0.44)	(0.93)	(0.30)	(0.75)	(0.74)		(0.35)	(0.84)	(0.22)	(0.67)	(0.65)
Net asset value, end of year	$11.64	$11.84	$11.38	$11.20	$11.76		$11.68	$11.87	$11.40	$11.22	$11.78
Total investment return(3)	2.35%	12.76%	4.36%	1.86%	6.33%		1.64%	11.89%	3.57%	1.08%	5.52%
Ratios/supplemental data:
Net assets, end of year (000's)	$103,708	$118,784	$111,910	$124,045	$144,325		$191	$505	$723	$878	$1,450
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.25%	1.25%	1.37%	1.37%	1.37	%(4)	2.00%	2.00%	2.13%	2.12%	2.12	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.32%	1.35%	1.37%	1.40%	1.41	%(4)	2.10%	2.15%	2.13%	2.16%	2.17	%(4)
Net investment income to average net assets	2.83%	2.07%	2.23%	2.25%	1.98%		2.11%	1.31%	1.47%	1.50%	1.22%
Portfolio turnover	37%	65%	111%	175%	260%		37%	65%	111%	175%	260%

(1)  Effective August 23, 2007, Rogge Global Partners plc ("Rogge") assumed the role of sole manager of the Portfolio. Prior to August 23, 2007, the investment advisory function for this Portfolio was performed by Rogge and Fischer Francis Trees & Watts, Inc., who were each responsible for a portion of the Portfolio.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  Includes 0.01% of interest expense related to reverse repurchase agreement activity during the year ended July 31, 2005.

(5)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

UBS Global Asset Management

	Class C							Class Y
	For the years ended July 31,							For the years ended July 31,
	2009		2008(1)	2007	2006	2005		2009	2008(1)	2007		2006		2005
Net asset value, beginning of year	$11.85		$11.38	$11.20	$11.76	$11.74		$11.83	$11.36	$11.19		$11.75		$11.73
Net investment income(2)	0.25		0.19	0.20	0.20	0.18		0.34	0.29	0.29		0.29		0.28
Net realized and unrealized gains (losses) from investment activities	(0.08)		1.15	0.23	(0.06)	0.53		(0.07)	1.15	0.22		(0.06)		0.52
Net increase from operations	0.17		1.34	0.43	0.14	0.71		0.27	1.44	0.51		0.23		0.80
Dividends from net investment income	(0.38)		(0.87)	(0.25)	(0.52)	(0.67)		(0.47)	(0.97)	(0.34)		(0.61)		(0.76)
Distributions from net realized gains from investment activities	—		—	—	(0.18)	(0.02)		—	—	—		(0.18)		(0.02)
Total dividends and distributions	(0.38)		(0.87)	(0.25)	(0.70)	(0.69)		(0.47)	(0.97)	(0.34)		(0.79)		(0.78)
Net asset value, end of year	$11.64		$11.85	$11.38	$11.20	$11.76		$11.63	$11.83	$11.36		$11.19		$11.75
Total investment return(3)	1.85%		12.20%	3.86%	1.35%	5.82%		2.71%	13.16%	4.67%		2.21%		6.67%
Ratios/supplemental data:
Net assets, end of year (000's)	$7,234		$7,161	$6,347	$7,499	$8,736		$7,773	$10,253	$7,113		$7,077		$9,285
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.75	%(5)	1.75%	1.85%	1.87%	1.86	%(4)	0.89%	0.93%	1.03	%(5)	1.05	%(5)	1.06	%(4)(5)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.80%		1.84%	1.85%	1.89%	1.92	%(4)	0.94%	0.99%	1.03%		1.05%		1.06	%(4)
Net investment income to average net assets	2.32%		1.57%	1.74%	1.75%	1.50%		3.19%	2.40%	2.58%		2.57%		2.30%
Portfolio turnover	37%		65%	111%	175%	260%		37%	65%	111%		175%		260%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Financial Highlights—(continued)

	Class A
	For the years ended July 31,			For the period ended July 31,
	2009	2008	2007	2006(1)
Net asset value, beginning of period	$9.04	$9.60	$9.81	$9.95
Net investment income(5)	0.66	0.60	0.60	0.11
Net realized and unrealized gains (losses) from investment activities	0.02	(0.54)	(0.23)	(0.10)
Net increase (decrease) from operations	0.68	0.06	0.37	0.01
Dividends from net investment income	(0.78)	(0.59)	(0.58)	(0.15)
Distributions from net realized gains from investment activities	—	(0.01)	—	—
Return of capital	—	(0.02)	—	—
Total dividends, distributions and return of capital	(0.78)	(0.62)	(0.58)	(0.15)
Net asset value, end of period	$8.94	$9.04	$9.60	$9.81
Total investment return(6)	9.49%	0.58%	3.66%	0.15%
Ratios/supplemental data:
Net assets, end of period (000's)	$7,538	$2,181	$741	$345
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.35%	1.35%	1.35%	1.35	%(7)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.46%	1.59%	1.96%	7.56	%(7)
Net investment income to average net assets	8.46%	6.43%	5.96%	6.04	%(7)
Portfolio turnover	49%	25%	26%	39%

(1)  For the period May 1, 2006 (commencement of issuance) through July 31, 2006.

(2)  For the period January 21, 2009 (commencement of issuance) through July 31, 2009.

(3)  For the period December 26, 2008 (recommencement of issuance) through July 31, 2009.

(4)  For the period April 3, 2006 (commencement of issuance) through July 24, 2006. There were no shares outstanding from July 25, 2006 through December 25, 2008.

(5)  Calculated using the average shares method.

(6)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(7)  Annualized.

UBS Global Asset Management

	Class C		Class Y
	For the period ended July 31,		For the period ended July 31,		For the period ended July 24,
	2009(2)		2009(3)		2006(4)
Net asset value, beginning of period	$7.49		$6.83		$10.00
Net investment income(5)	0.29		0.42		0.17
Net realized and unrealized gains (losses) from investment activities	1.54		2.11		(0.22)
Net increase (decrease) from operations	1.83		2.53		(0.05)
Dividends from net investment income	(0.39)		(0.41)		(0.14)
Distributions from net realized gains from investment activities	—		—		—
Return of capital	—		—		—
Total dividends, distributions and return of capital	(0.39)		(0.41)		(0.14)
Net asset value, end of period	$8.93		$8.95		$9.81
Total investment return(6)	25.40%		38.23%		(0.45)%
Ratios/supplemental data:
Net assets, end of period (000's)	$1,819		$7		$—
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.85	%(7)	1.10	%(7)	1.10	%(7)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.92	%(7)	1.37	%(7)	2.32	%(7)
Net investment income to average net assets	6.96	%(7)	9.13	%(7)	5.94	%(7)
Portfolio turnover	49%		49%		39%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Financial Highlights—(continued)

	Class A							Class B
	For the years ended July 31,							For the years ended July 31,
	2009	2008(1)	2007	2006		2005		2009	2008(1)	2007	2006	2005
Net asset value, beginning of year	$16.67	$22.41	$22.35	$20.64		$17.56		$16.62	$22.43	$22.34	$20.62	$17.50
Net investment income(2)	0.19	0.25	0.23	0.22		0.22		0.09	0.06	0.04	0.03	0.07
Net realized and unrealized gains (losses) from investment activities	(3.44)	(3.34)	2.80	2.16		3.06		(3.41)	(3.33)	2.79	2.16	3.05
Net increase (decrease) from operations	(3.25)	(3.09)	3.03	2.38		3.28		(3.32)	(3.27)	2.83	2.19	3.12
Dividends from net investment income	(0.26)	(0.11)	(0.23)	(0.20)		(0.20)		(0.10)	—	—	—	—
Distributions from net realized gains from investment activities	—	(2.54)	(2.74)	(0.47)		—		—	(2.54)	(2.74)	(0.47)	—
Total dividends and distributions	(0.26)	(2.65)	(2.97)	(0.67)		(0.20)		(0.10)	(2.54)	(2.74)	(0.47)	—
Net asset value, end of year	$13.16	$16.67	$22.41	$22.35		$20.64		$13.20	$16.62	$22.43	$22.34	$20.62
Total investment return(3)	(19.27)%	(15.56)%	13.94%	11.77%		18.78%		(19.92)%	(16.38)%	13.00%	10.77%	17.83%
Ratios/supplemental data:
Net assets, end of year (000's)	$146,510	$217,986	$291,942	$292,632		$306,916		$405	$765	$1,872	$5,289	$8,554
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.24%	1.09%	1.08%	1.14	%(4)	1.15	%(4)	2.02%	2.02%	1.98%	2.00%	2.02	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.24%	1.22%	1.21%	1.27%		1.27%		2.30%	2.16%	2.11%	2.13%	2.13%
Net investment income to average net assets	1.52%	1.26%	0.99%	1.03%		1.16%		0.76%	0.29%	0.18%	0.16%	0.36%
Portfolio turnover	87%	161%	105%	95%		74%		87%	161%	105%	95%	74%

(1)  A portion of the investment advisory function for this Portfolio was transferred from SSgA Funds Management, Inc. to Pzena Investment Management, LLC on May 27, 2008. Institutional Capital LLC and Westwood Management Corp. continue to provide a portion of the investment advisory function.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemptions fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

UBS Global Asset Management

	Class C							Class Y
	For the years ended July 31,							For the years ended July 31,
	2009	2008(1)	2007	2006		2005		2009	2008(1)	2007	2006	2005
Net asset value, beginning of year	$16.59	$22.36	$22.29	$20.58		$17.50		$16.75	$22.51	$22.45	$20.70	$17.60
Net investment income(2)	0.09	0.09	0.05	0.05		0.07		0.23	0.32	0.30	0.30	0.28
Net realized and unrealized gains (losses) from investment activities	(3.41)	(3.32)	2.80	2.15		3.05		(3.45)	(3.35)	2.82	2.17	3.07
Net increase (decrease) from operations	(3.32)	(3.23)	2.85	2.20		3.12		(3.22)	(3.03)	3.12	2.47	3.35
Dividends from net investment income	(0.12)	—	(0.04)	(0.02)		(0.04)		(0.32)	(0.19)	(0.32)	(0.25)	(0.25)
Distributions from net realized gains from investment activities	—	(2.54)	(2.74)	(0.47)		—		—	(2.54)	(2.74)	(0.47)	—
Total dividends and distributions	(0.12)	(2.54)	(2.78)	(0.49)		(0.04)		(0.32)	(2.73)	(3.06)	(0.72)	(0.25)
Net asset value, end of year	$13.15	$16.59	$22.36	$22.29		$20.58		$13.21	$16.75	$22.51	$22.45	$20.70
Total investment return(3)	(19.89)%	(16.24)%	13.11%	10.86%		17.87%		(18.93)%	(15.30)%	14.36%	12.20%	19.17%
Ratios/supplemental data:
Net assets, end of year (000's)	$16,560	$24,765	$35,110	$36,374		$40,113		$23,834	$33,809	$45,177	$43,234	$42,046
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	2.02%	1.88%	1.86%	1.93	%(4)	1.94	%(4)	0.86%	0.76%	0.74%	0.77%	0.83	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.05%	2.01%	2.00%	2.06%		2.06%		0.86%	0.89%	0.88%	0.90%	0.95%
Net investment income to average net assets	0.74%	0.47%	0.21%	0.24%		0.38%		1.90%	1.59%	1.32%	1.40%	1.48%
Portfolio turnover	87%	161%	105%	95%		74%		87%	161%	105%	95%	74%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Financial Highlights—(continued)

	Class A							Class B
	For the years ended July 31,							For the years ended July 31,
	2009	2008(1)		2007(2)	2006	2005		2009	2008(1)	2007(2)	2006	2005
Net asset value, beginning of year	$16.67	$18.18		$15.75	$15.83	$13.50		$15.62	$17.22	$15.05	$15.25	$13.12
Net investment income (loss)(3)	0.03	0.00	(4)	(0.02)	(0.03)	(0.02)		(0.07)	(0.14)	(0.15)	(0.16)	(0.13)
Net realized and unrealized gains (losses) from investment activities	(3.27)	(1.03)		2.45	(0.05)	2.35		(3.07)	(0.98)	2.32	(0.04)	2.26
Net increase (decrease) from operations	(3.24)	(1.03)		2.43	(0.08)	2.33		(3.14)	(1.12)	2.17	(0.20)	2.13
Dividends from net investment income	—	—		—	—	—		—	—	—	—	—
Distributions from net realized gains from investment activities	(0.07)	(0.48)		—	—	—		(0.07)	(0.48)	—	—	—
Total dividends and distributions	(0.07)	(0.48)		—	—	—		(0.07)	(0.48)	—	—	—
Net asset value, end of year	$13.36	$16.67		$18.18	$15.75	$15.83		$12.41	$15.62	$17.22	$15.05	$15.25
Total investment return(5)	(19.39)%	(5.94)%		15.43%	(0.51)%	17.26%		(20.05)%	(6.81)%	14.42%	(1.31)%	16.24%
Ratios/supplemental data:
Net assets, end of year (000's)	$56,038	$77,628		$80,334	$82,201	$95,264		$199	$371	$643	$1,450	$3,185
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.26%	1.20%		1.20%	1.23%	1.28	%(6)	2.05%	2.05%	2.05%	2.10%	2.16%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.30%	1.25%		1.25%	1.28%	1.32%		2.32%	2.24%	2.24%	2.27%	2.27%
Net investment income (loss) to average net assets	0.21%	0.00	%(7)	(0.10)%	(0.18)%	(0.11)%		(0.58)%	(0.85)%	(0.90)%	(1.09)%	(0.98)%
Portfolio turnover	100%	120%		95%	64%	79%		100%	120%	95%	64%	79%

(1)  A portion of the investment advisory function for this Portfolio was transferred to Delaware Management Company on December 5, 2007. Marsico Capital Management, LLC, SSgA Funds Management, Inc. and Wellington Management Company, LLP continue to provide a portion of the investment advisory function.

(2)  A portion of the investment advisory function for this Portfolio was transferred from GE Asset Management, Inc. to Wellington Management Company, LLP on June 1, 2007. Marsico Capital Management, LLC and SSgA Funds Management, Inc. continued to provide a portion of the investment advisory function.

(3)  Calculated using the average shares method.

(4)  Amount represents less than $0.005 per share.

(5)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(6)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

(7)  Amount represents less than 0.005%.

UBS Global Asset Management

	Class C									Class Y
	For the years ended July 31,									For the years ended July 31,
	2009	2008(1)		2007(2)		2006		2005		2009	2008(1)	2007(2)	2006		2005
Net asset value, beginning of year	$15.66	$17.26		$15.08		$15.27		$13.14		$17.03	$18.54	$16.05	$16.09		$13.67
Net investment income (loss)(3)	(0.07)	(0.14)		(0.16)		(0.16)		(0.13)		0.08	0.07	0.05	0.03		0.04
Net realized and unrealized gains (losses) from investment activities	(3.07)	(0.98)		2.34		(0.03)		2.26		(3.34)	(1.05)	2.49	(0.04)		2.38
Net increase (decrease) from operations	(3.14)	(1.12)		2.18		(0.19)		2.13		(3.26)	(0.98)	2.54	(0.01)		2.42
Dividends from net investment income	—	—		—		—		—		(0.03)	(0.05)	(0.05)	(0.03)		—
Distributions from net realized gains from investment activities	(0.07)	(0.48)		—		—		—		(0.07)	(0.48)	—	—		—
Total dividends and distributions	(0.07)	(0.48)		—		—		—		(0.10)	(0.53)	(0.05)	(0.03)		—
Net asset value, end of year	$12.45	$15.66		$17.26		$15.08		$15.27		$13.67	$17.03	$18.54	$16.05		$16.09
Total investment return(5)	(20.00)%	(6.80)%		14.46%		(1.24)%		16.21%		(19.04)%	(5.64)%	15.90%	(0.10)%		17.70%
Ratios/supplemental data:
Net assets, end of year (000's)	$4,170	$6,120		$7,488		$7,586		$9,944		$16,885	$23,263	$26,125	$22,668		$25,014
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	2.05%	2.04	%(6)	2.05	%(6)	2.07	%(6)	2.11	%(6)	0.84%	0.82%	0.82%	0.85	%(6)	0.85%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.20%	2.09%		2.09%		2.12%		2.15%		0.88%	0.87%	0.86%	0.89%		0.90%
Net investment income (loss) to average net assets	(0.57)%	(0.84)%		(0.95)%		(1.03)%		(0.94)%		0.63%	0.38%	0.27%	0.20%		0.30%
Portfolio turnover	100%	120%		95%		64%		79%		100%	120%	95%	64%		79%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Financial Highlights—(continued)

	Class A								Class B
	For the years ended July 31,								For the years ended July 31,
	2009(1)		2008(2)		2007	2006(2)	2005		2009(1)		2008(2)	2007	2006(2)		2005
Net asset value, beginning of year	$14.27		$19.29		$17.07	$21.80	$19.63		$13.12		$18.06	$16.15	$21.00		$19.12
Net investment income (loss)(3)	0.05		0.06		0.01	(0.03)	(0.05)		(0.02)		(0.08)	(0.14)	(0.18)		(0.21)
Net realized and unrealized gains (losses) from investment activities	(2.25)		(3.01)		2.97	(0.82)	4.27		(2.08)		(2.79)	2.81	(0.79)		4.14
Net increase (decrease) from operations	(2.20)		(2.95)		2.98	(0.85)	4.22		(2.10)		(2.87)	2.67	(0.97)		3.93
Dividends from net investment income	(0.08)		(0.00	)(4)	—	—	—		—		—	—	—		—
Distributions from net realized gains from investment activities	(0.00	)(4)	(2.07)		(0.76)	(3.88)	(2.05)		(0.00	)(4)	(2.07)	(0.76)	(3.88)		(2.05)
Total dividends and distributions	(0.08)		(2.07)		(0.76)	(3.88)	(2.05)		(0.00	)(4)	(2.07)	(0.76)	(3.88)		(2.05)
Net asset value, end of year	$11.99		$14.27		$19.29	$17.07	$21.80		$11.02		$13.12	$18.06	$16.15		$21.00
Total investment return(5)	(15.29)%		(16.25)%		17.70%	(4.10)%	22.35%		(15.90)%		(16.99)%	16.77%	(4.93)%		21.38%
Ratios/supplemental data:
Net assets, end of year (000's)	$24,661		$37,185		$47,845	$45,583	$55,299		$97		$333	$1,006	$1,859		$4,373
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.38%		1.29%		1.27%	1.30%	1.33	%(6)	2.16%		2.16%	2.13%	2.14	%(6)	2.14	%(6)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.39%		1.29%		1.27%	1.30%	1.33%		2.47%		2.20%	2.13%	2.14%		2.14%
Net investment income (loss) to average net assets	0.44%		0.34%		0.05%	(0.16)%	(0.27)%		(0.25)%		(0.53)%	(0.80)%	(0.97)%		(1.09)%
Portfolio turnover	111%		43%		59%	81%	55%		111%		43%	59%	81%		55%

(1)  A portion of the investment advisory function for this Portfolio was transferred to Buckhead Capital Management, LLC and Systematic Financial Management, L.P. on May 28, 2009. Ariel Investments, LLC and Opus Capital Group, LLC ceased serving as investment advisors for the Portfolio effective May 29, 2009. Metropolitan West Capital Management, LLC continues to provide a portion of the investment advisory function.

(2)  A portion of the investment advisory function for this Portfolio was transferred from ICM Asset Management, Inc. to Metropolitan West Capital Management, LLC and Opus Capital Group, LLC on October 1, 2005. Ariel Investments, LLC continued to provide a portion of the investment advisory function. Ariel Capital Management, LLC changed its name to Ariel Investments, LLC on April 30, 2008.

(3)  Calculated using the average shares method.

(4)  Amount of dividend or distribution paid represents less than $0.005 per share.

(5)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(6)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

UBS Global Asset Management

	Class C							Class Y
	For the years ended July 31,							For the years ended July 31,
	2009(1)		2008(2)	2007	2006(2)	2005		2009(1)		2008(2)	2007	2006(2)	2005
Net asset value, beginning of year	$13.18		$18.12	$16.19	$21.03	$19.13		$14.64		$19.73	$17.39	$22.07	$19.78
Net investment income (loss)(3)	(0.03)		(0.06)	(0.13)	(0.17)	(0.20)		0.09		0.11	0.07	0.03	0.02
Net realized and unrealized gains (losses) from investment activities	(2.08)		(2.81)	2.82	(0.79)	4.15		(2.31)		(3.07)	3.03	(0.83)	4.32
Net increase (decrease) from operations	(2.11)		(2.87)	2.69	(0.96)	3.95		(2.22)		(2.96)	3.10	(0.80)	4.34
Dividends from net investment income	—		—	—	—	—		(0.13)		(0.06)	—	—	—
Distributions from net realized gains from investment activities	(0.00	)(4)	(2.07)	(0.76)	(3.88)	(2.05)		(0.00	)(4)	(2.07)	(0.76)	(3.88)	(2.05)
Total dividends and distributions	(0.00	)(4)	(2.07)	(0.76)	(3.88)	(2.05)		(0.13)		(2.13)	(0.76)	(3.88)	(2.05)
Net asset value, end of year	$11.07		$13.18	$18.12	$16.19	$21.03		$12.29		$14.64	$19.73	$17.39	$22.07
Total investment return(5)	(15.98)%		(16.93)%	16.85%	(4.86)%	21.48%		(14.92)%		(15.95)%	18.07%	(3.78)%	22.82%
Ratios/supplemental data:
Net assets, end of year (000's)	$5,603		$8,400	$11,964	$11,552	$14,515		$3,255		$4,443	$5,980	$4,311	$4,994
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	2.14%		2.06%	2.04%	2.08%	2.08	%(6)	0.97%		0.95%	0.94%	0.97%	0.98	%(6)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.15%		2.06%	2.04%	2.08%	2.08%		0.98%		0.95%	0.94%	0.97%	0.98%
Net investment income (loss) to average net assets	(0.32)%		(0.42)%	(0.71)%	(0.93)%	(1.03)%		0.85%		0.68%	0.37%	0.17%	0.08%
Portfolio turnover	111%		43%	59%	81%	55%		111%		43%	59%	81%	55%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Financial Highlights—(continued)

	Class A						Class B
	For the years ended July 31,						For the years ended July 31,
	2009(1)	2008	2007(2)	2006(3)	2005		2009(1)	2008	2007(2)	2006(3)	2005
Net asset value, beginning of year	$13.06	$17.30	$14.45	$17.52	$14.08		$11.99	$16.22	$13.68	$16.86	$13.68
Net investment loss(4)	(0.05)	(0.11)	(0.12)	(0.12)	(0.14)		(0.11)	(0.22)	(0.23)	(0.24)	(0.28)
Net realized and unrealized gains (losses) from investment activities	(2.38)	(1.53)	3.40	(0.58)	3.64		(2.19)	(1.41)	3.20	(0.57)	3.52
Net increase (decrease) from operations	(2.43)	(1.64)	3.28	(0.70)	3.50		(2.30)	(1.63)	2.97	(0.81)	3.24
Distributions from net realized gains from investment activities	—	(2.60)	(0.43)	(2.37)	(0.06)		—	(2.60)	(0.43)	(2.37)	(0.06)
Net asset value, end of year	$10.63	$13.06	$17.30	$14.45	$17.52		$9.69	$11.99	$16.22	$13.68	$16.86
Total investment return(5)	(18.61)%	(11.39)%	23.00%	(4.22)%	24.91%		(19.18)%	(12.16)%	22.02%	(5.13)%	23.73%
Ratios/supplemental data:
Net assets, end of year (000's)	$29,429	$41,494	$49,562	$48,824	$60,328		$68	$123	$310	$696	$1,915
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.38%	1.31%	1.30%	1.32%	1.33	%(6)	2.13%	2.13%	2.13%	2.19%	2.27%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.40%	1.31%	1.30%	1.32%	1.33%		2.61%	2.43%	2.30%	2.27%	2.28%
Net investment loss to average net assets	(0.56)%	(0.70)%	(0.77)%	(0.78)%	(0.92)%		(1.29)%	(1.52)%	(1.58)%	(1.62)%	(1.85)%
Portfolio turnover	154%	128%	109%	134%	60%		154%	128%	109%	134%	60%

(1)  A portion of the investment advisory function for this Portfolio was transferred from AG Asset Management to Palisade Capital Management, LLC on February 2, 2009. Copper Rock Capital Partners, LLC and Riverbridge Partners, LLC continue to provide a portion of the investment advisory function.

(2)  A portion of the investment advisory function for this Portfolio was transferred from Delaware Management Co., Inc. to Copper Rock Capital Partners, LLC on March 1, 2007. ForstmannLeff Associates, LLC changed its name to AG Asset Management LLC on May 1, 2007. AG Asset Management LLC and Riverbridge Partners, LLC continued to provide a portion of the investment advisory function.

(3)  A portion of the investment advisory function for this Portfolio was transferred from Delaware Management Co., Inc. to ForstmannLeff Associates, LLC and Riverbridge Partners, LLC on October 1, 2005.

(4)  Calculated using the average shares method.

(5)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(6)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

UBS Global Asset Management

	Class C						Class Y
	For the years ended July 31,						For the years ended July 31,
	2009(1)	2008	2007(2)	2006(3)	2005		2009(1)	2008	2007(2)	2006(3)	2005
Net asset value, beginning of year	$12.07	$16.30	$13.74	$16.90	$13.70		$13.47	$17.71	$14.72	$17.74	$14.21
Net investment loss(4)	(0.11)	(0.21)	(0.24)	(0.24)	(0.26)		(0.01)	(0.05)	(0.07)	(0.07)	(0.09)
Net realized and unrealized gains (losses) from investment activities	(2.20)	(1.42)	3.23	(0.55)	3.52		(2.44)	(1.59)	3.49	(0.58)	3.68
Net increase (decrease) from operations	(2.31)	(1.63)	2.99	(0.79)	3.26		(2.45)	(1.64)	3.42	(0.65)	3.59
Distributions from net realized gains from investment activities	—	(2.60)	(0.43)	(2.37)	(0.06)		—	(2.60)	(0.43)	(2.37)	(0.06)
Net asset value, end of year	$9.76	$12.07	$16.30	$13.74	$16.90		$11.02	$13.47	$17.71	$14.72	$17.74
Total investment return(5)	(19.21)%	(12.08)%	22.14%	(4.98)%	23.84%		(18.26)%	(11.09)%	23.54%	(3.86)%	25.32%
Ratios/supplemental data:
Net assets, end of year (000's)	$3,285	$4,991	$6,712	$6,709	$8,337		$4,369	$5,671	$6,022	$4,279	$4,057
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	2.13%	2.08%	2.08%	2.11%	2.15	%(6)	0.96%	0.94%	0.93%	0.95%	0.96%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.19%	2.08%	2.08%	2.11%	2.15%		0.96%	0.94%	0.93%	0.95%	0.96%
Net investment loss to average net assets	(1.30)%	(1.47)%	(1.55)%	(1.56)%	(1.74)%		(0.15)%	(0.33)%	(0.41)%	(0.41)%	(0.55)%
Portfolio turnover	154%	128%	109%	134%	60%		154%	128%	109%	134%	60%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Financial Highlights—(continued)

	Class A							Class B
	For the years ended July 31,							For the years ended July 31,
	2009	2008	2007	2006		2005(1)		2009	2008	2007	2006		2005(1)
Net asset value, beginning of year	$16.17	$21.27	$19.03	$15.46		$12.96		$15.79	$20.80	$18.60	$15.07		$12.71
Net investment income(2)	0.27	0.41	0.29	0.30		0.21		0.14	0.17	0.07	0.12		0.05
Net realized and unrealized gains (losses) from investment activities	(4.22)	(2.99)	4.09	3.50		2.35		(4.09)	(2.88)	4.04	3.43		2.31
Net increase (decrease) from operations	(3.95)	(2.58)	4.38	3.80		2.56		(3.95)	(2.71)	4.11	3.55		2.36
Dividends from net investment income	(0.50)	(0.28)	(0.35)	(0.23)		(0.06)		(0.19)	(0.06)	(0.12)	(0.02)		—
Distributions from net realized gains from investment activities	—	(2.24)	(1.79)	—		—		—	(2.24)	(1.79)	—		—
Total dividends and distributions	(0.50)	(2.52)	(2.14)	(0.23)		(0.06)		(0.19)	(2.30)	(1.91)	(0.02)		—
Net asset value, end of year	$11.72	$16.17	$21.27	$19.03		$15.46		$11.65	$15.79	$20.80	$18.60		$15.07
Total investment return(3)	(24.02)%	(13.73)%	24.14%	24.77%		19.78%		(24.80)%	(14.57)%	23.03%	23.60%		18.57%
Ratios/supplemental data:
Net assets, end of year (000's)	$71,466	$106,380	$130,966	$111,153		$97,046		$66	$186	$489	$740		$831
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.46%	1.37%	1.38%	1.47	%(4)	1.55	%(4)	2.40%	2.31%	2.27%	2.45	%(4)	2.55	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.46%	1.37%	1.38%	1.47%		1.55%		2.63%	2.31%	2.27%	2.45%		2.55%
Net investment income to average net assets	2.47%	2.16%	1.42%	1.73%		1.45%		1.36%	0.89%	0.37%	0.73%		0.39%
Portfolio turnover	60%	54%	61%	52%		39%		60%	54%	61%	52%		39%

(1)  Delaware International Advisors Ltd. changed its name to Mondrian Investment Partners Ltd. on September 24, 2004.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

UBS Global Asset Management

	Class C							Class Y
	For the years ended July 31,							For the years ended July 31,
	2009	2008	2007	2006		2005(1)		2009	2008	2007	2006	2005(1)
Net asset value, beginning of year	$15.79	$20.81	$18.65	$15.16		$12.76		$16.20	$21.30	$19.06	$15.49	$12.98
Net investment income(2)	0.17	0.25	0.12	0.14		0.09		0.31	0.48	0.36	0.38	0.28
Net realized and unrealized gains (losses) from investment activities	(4.11)	(2.92)	4.01	3.44		2.31		(4.23)	(2.98)	4.10	3.49	2.36
Net increase (decrease) from operations	(3.94)	(2.67)	4.13	3.58		2.40		(3.92)	(2.50)	4.46	3.87	2.64
Dividends from net investment income	(0.36)	(0.11)	(0.18)	(0.09)		—		(0.56)	(0.36)	(0.43)	(0.30)	(0.13)
Distributions from net realized gains from investment activities	—	(2.24)	(1.79)	—		—		—	(2.24)	(1.79)	—	—
Total dividends and distributions	(0.36)	(2.35)	(1.97)	(0.09)		—		(0.56)	(2.60)	(2.22)	(0.30)	(0.13)
Net asset value, end of year	$11.49	$15.79	$20.81	$18.65		$15.16		$11.72	$16.20	$21.30	$19.06	$15.49
Total investment return(3)	(24.67)%	(14.42)%	23.13%	23.68%		18.81%		(23.73)%	(13.38)%	24.55%	25.25%	20.35%
Ratios/supplemental data:
Net assets, end of year (000's)	$4,342	$6,949	$8,856	$8,168		$8,099		$33,012	$50,655	$65,377	$53,388	$45,107
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	2.31%	2.18%	2.18%	2.32	%(4)	2.35	%(4)	1.06%	1.02%	1.02%	1.06%	1.11%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.31%	2.18%	2.18%	2.32%		2.35%		1.06%	1.02%	1.02%	1.06%	1.11%
Net investment income to average net assets	1.62%	1.33%	0.60%	0.84%		0.64%		2.89%	2.51%	1.78%	2.14%	1.93%
Portfolio turnover	60%	54%	61%	52%		39%		60%	54%	61%	52%	39%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Financial Highlights—(continued)

	Class A							Class B
	For the years ended July 31,							For the years ended July 31,
	2009	2008	2007	2006		2005(1)		2009	2008	2007	2006		2005(1)
Net asset value, beginning of year	$19.46	$23.61	$18.30	$15.13		$10.55		$18.50	$22.61	$17.60	$14.55		$10.25
Net investment income(2)	0.20	0.25	0.21	0.21		0.15		0.11	0.06	0.04	0.05		0.01
Net realized and unrealized gains (losses) from investment activities	(5.71)	(0.49)	8.02	3.10		4.43		(5.46)	(0.46)	7.69	3.00		4.29
Net increase (decrease) from operations	(5.51)	(0.24)	8.23	3.31		4.58		(5.35)	(0.40)	7.73	3.05		4.30
Dividends from net investment income	(0.13)	(0.27)	(0.22)	(0.14)		(0.00	)(3)	—	(0.07)	(0.02)	—		—
Distributions from net realized gains from investment activities	(3.24)	(3.64)	(2.70)	—		—		(3.24)	(3.64)	(2.70)	—		—
Total dividends and distributions	(3.37)	(3.91)	(2.92)	(0.14)		(0.00	)(3)	(3.24)	(3.71)	(2.72)	—		—
Net asset value, end of year	$10.58	$19.46	$23.61	$18.30		$15.13		$9.91	$18.50	$22.61	$17.60		$14.55
Total investment return(4)	(21.37)%	(2.61)%	49.16%	21.97%		43.42%		(22.05)%	(3.41)%	47.95%	20.96%		41.95%
Ratios/supplemental data:
Net assets, end of year (000's)	$17,784	$29,938	$31,216	$21,651		$16,691		$135	$319	$535	$522		$690
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.93%	1.86%	1.89%	1.97	%(5)	2.09	%(5)	2.72%	2.68%	2.69%	2.86	%(5)	3.02	%(5)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.93%	1.86%	1.89%	1.97%		2.09%		2.72%	2.68%	2.69%	2.86%		3.02%
Net investment income to average net assets	2.06%	1.14%	1.05%	1.20%		1.13%		1.14%	0.28%	0.20%	0.29%		0.11%
Portfolio turnover	77%	53%	54%	84%		119%		77%	53%	54%	84%		119%

(1)  Investment advisory functions for this Portfolio were transferred from Baring International Investment Limited to Mondrian Investment Partners Ltd. on September 28, 2004. Gartmore Global Partners continues to provide a portion of the investment advisory function.

(2)  Calculated using the average shares method.

(3)  Amount of dividend paid represents less than $0.005 per share.

(4)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(5)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

UBS Global Asset Management

	Class C							Class Y
	For the years ended July 31,							For the years ended July 31,
	2009	2008	2007	2006		2005(1)		2009	2008	2007	2006	2005(1)
Net asset value, beginning of year	$18.48	$22.61	$17.62	$14.58		$10.25		$19.79	$23.95	$18.53	$15.30	$10.66
Net investment income(2)	0.13	0.08	0.06	0.07		0.04		0.28	0.34	0.30	0.30	0.23
Net realized and unrealized gains (losses) from investment activities	(5.47)	(0.46)	7.69	3.00		4.29		(5.83)	(0.51)	8.12	3.13	4.45
Net increase (decrease) from operations	(5.34)	(0.38)	7.75	3.07		4.33		(5.55)	(0.17)	8.42	3.43	4.68
Dividends from net investment income	—	(0.11)	(0.06)	(0.03)		—		(0.22)	(0.35)	(0.30)	(0.20)	(0.04)
Distributions from net realized gains from investment activities	(3.24)	(3.64)	(2.70)	—		—		(3.24)	(3.64)	(2.70)	—	—
Total dividends and distributions	(3.24)	(3.75)	(2.76)	(0.03)		—		(3.46)	(3.99)	(3.00)	(0.20)	(0.04)
Net asset value, end of year	$9.90	$18.48	$22.61	$17.62		$14.58		$10.78	$19.79	$23.95	$18.53	$15.30
Total investment return(4)	(21.97)%	(3.34)%	48.03%	21.06%		42.24%		(21.00)%	(2.22)%	49.74%	22.52%	43.97%
Ratios/supplemental data:
Net assets, end of year (000's)	$3,525	$6,536	$7,461	$5,484		$4,625		$33,069	$31,579	$29,576	$20,201	$14,518
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	2.67%	2.60%	2.64%	2.78	%(5)	2.86	%(5)	1.47%	1.50%	1.52%	1.56%	1.67%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.67%	2.60%	2.64%	2.78%		2.86%		1.47%	1.50%	1.52%	1.56%	1.67%
Net investment income to average net assets	1.35%	0.39%	0.30%	0.40%		0.35%		2.87%	1.49%	1.44%	1.64%	1.72%
Portfolio turnover	77%	53%	54%	84%		119%		77%	53%	54%	84%	119%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Financial Highlights—(continued)

	Class A
	For the years ended July 31,		For the period ended July 31,
	2009	2008	2007(1)
Net asset value, beginning of period	$7.73	$9.54	$9.84
Net investment income(4)	0.16	0.19	0.09
Net realized and unrealized gains (losses) from investment activities	(2.97)	(1.70)	(0.35)
Net increase (decrease) from operations	(2.81)	(1.51)	(0.26)
Dividends from net investment income	(0.06)	(0.27)	(0.04)
Distributions from net realized gains from investment activities	—	(0.03)	—
Total dividends and distributions	(0.06)	(0.30)	(0.04)
Net asset value, end of period	$4.86	$7.73	$9.54
Total investment return(5)	(36.25)%	(16.22)%	(2.63)%
Ratios/supplemental data:
Net assets, end of period (000's)	$3,238	$6,647	$4,199
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.45%	1.45%	1.45	%(6)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.06%	1.74%	3.06	%(6)
Net investment income to average net assets	3.32%	2.10%	1.47	%(6)
Portfolio turnover	127%	68%	38%

(1)  For the period December 18, 2006 (commencement of issuance) through July 31, 2007.

(2)  For the period December 26, 2008 (recommencement of issuance) through July 31, 2009.

(3)  For the period November 30, 2006 (commencement of issuance) through February 15, 2007. There were no shares outstanding from February 16, 2007 through December 25, 2008.

(4)  Calculated using the average shares method.

(5)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(6)  Annualized.

UBS Global Asset Management

	Class C				Class Y
	For the years ended July 31,		For the period ended July 31,		For the period ended July 31,		For the period ended February 15,
	2009	2008	2007(1)		2009(2)		2007(3)
Net asset value, beginning of period	$7.69	$9.49	$9.84		$4.35		$10.00
Net investment income(4)	0.12	0.12	0.05		0.09		0.06
Net realized and unrealized gains (losses) from investment activities	(2.95)	(1.69)	(0.36)		0.43		0.97
Net increase (decrease) from operations	(2.83)	(1.57)	(0.31)		0.52		1.03
Dividends from net investment income	(0.01)	(0.20)	(0.04)		—		(0.04)
Distributions from net realized gains from investment activities	—	(0.03)	—		—		—
Total dividends and distributions	(0.01)	(0.23)	(0.04)		—		(0.04)
Net asset value, end of period	$4.85	$7.69	$9.49		$4.87		$10.99
Total investment return(5)	(36.73)%	(16.84)%	(3.16)%		11.95%		10.39%
Ratios/supplemental data:
Net assets, end of period (000's)	$136	$213	$343		$13		$—
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	2.20%	2.20%	2.20	%(6)	1.20	%(6)	1.20	%(6)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.96%	2.68%	3.78	%(6)	1.87	%(6)	1.92	%(6)
Net investment income to average net assets	2.67%	1.29%	0.84	%(6)	3.84	%(6)	3.07	%(6)
Portfolio turnover	127%	68%	38%		127%		38%

UBS Global Asset Management

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Financial Highlights—(concluded)

	Class A						Class B
	For the years ended July 31,				For the period ended July 31,		For the years ended July 31,			For the period ended July 31,
	2009(1)	2008(2)		2007	2006(3)		2009(1)	2008(2)	2007	2006(4)
Net asset value, beginning of period	$10.46	$11.27		$9.93	$10.01		$10.36	$11.19	$9.91	$9.84
Net investment income (loss)(8)	0.06	0.09		0.13	0.03		(0.01)	0.01	0.02	0.01
Net realized and unrealized gains (losses) from investment activities	(1.63)	(0.65)		1.26	(0.11)		(1.62)	(0.64)	1.29	0.06
Net increase (decrease) from operations	(1.57)	(0.56)		1.39	(0.08)		(1.63)	(0.63)	1.31	0.07
Dividends from net investment income	(0.03)	(0.07)		(0.05)	—		(0.02)	(0.02)	(0.03)	—
Distributions from net realized gains from investment activities	(0.07)	(0.18)		—	—		(0.07)	(0.18)	—	—
Total dividends and distributions	(0.10)	(0.25)		(0.05)	—		(0.09)	(0.20)	(0.03)	—
Net asset value, end of period	$8.79	$10.46		$11.27	$9.93		$8.64	$10.36	$11.19	$9.91
Total investment return(10)	(14.95)%	(4.94)%		14.09%	(0.80)%		(15.54)%	(5.68)%	13.26%	0.71%
Ratios/supplemental data:
Net assets, end of period (000's)	$65,429	$150,598		$64,409	$10,393		$29	$23	$18	$3
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager including dividend and interest expense for securities sold short	2.20%	2.42	%(11)	2.52%	2.14	%(12)	3.00%	3.16%	3.23%	2.83	%(12)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager including dividend and interest expense for securities sold short	2.23%	2.42%		2.69%	4.24	%(12)	3.13%	4.51%	3.68%	5.09	%(12)
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager excluding dividend and interest expense for securities sold short	1.95%	1.94	%(11)	1.88%	1.66	%(12)	2.70%	2.70%	2.63%	2.38	%(12)
Net investment income (loss) to average net assets	0.69%	0.79%		1.21%	1.30	%(12)	(0.08)%	0.08%	0.31%	0.41	%(12)
Portfolio turnover	423%	389%		178%	54%		423%	389%	178%	54%

(1)  A portion of the investment advisory function for this Portfolio was transferred to First Quadrant L.P. on April 8, 2009. Analytic Investors, LLC, Goldman Sachs Asset Management, L.P. and Wellington Management Company, LLP continue to provide a portion of the investment advisory function.

(2)  A portion of the investment advisory function for this Portfolio was transferred to Goldman Sachs Asset Management, L.P. on September 10, 2007. Analytic Investors, LLC and Wellington Management Company, LLP continue to provide a portion of the investment advisory function.

(3)  For the period April 10, 2006 (commencement of issuance) through July 31, 2006.

(4)  For the period May 19, 2006 (commencement of issuance) through July 31, 2006.

(5)  For the period April 11, 2006 (commencement of issuance) through July 31, 2006.

(6)  For the period July 23, 2008 (recommencement of issuance) through July 31, 2008.

(7)  For the period April 3, 2006 (commencement of issuance) through July 26, 2006. There were no shares outstanding from July 27, 2006 through July 22, 2008.

(8)  Calculated using the average shares method.

(9)  Amount of loss represents less than $0.005 per share.

(10)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(11)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

(12)  Annualized.

UBS Global Asset Management

	Class C						Class Y
	For the years ended July 31,				For the period ended July 31,		For the year ended July 31,	For the period ended July 31,		For the period ended July 31,
	2009(1)	2008(2)		2007	2006(5)		2009(1)	2008(2)(6)		2006(7)
Net asset value, beginning of period	$10.34	$11.20		$9.91	$9.97		$10.51	$10.52		$10.00
Net investment income (loss)(8)	(0.01)	0.01		0.05	0.02		0.08	(0.00	)(9)	0.06
Net realized and unrealized gains (losses) from investment activities	(1.62)	(0.64)		1.26	(0.08)		(1.66)	(0.01)		(0.20)
Net increase (decrease) from operations	(1.63)	(0.63)		1.31	(0.06)		(1.58)	(0.01)		(0.14)
Dividends from net investment income	—	(0.05)		(0.02)	—		(0.06)	—		—
Distributions from net realized gains from investment activities	(0.07)	(0.18)		—	—		(0.07)	—		—
Total dividends and distributions	(0.07)	(0.23)		(0.02)	—		(0.13)	—		—
Net asset value, end of period	$8.64	$10.34		$11.20	$9.91		$8.80	$10.51		$9.86
Total investment return(10)	(15.61)%	(5.67)%		13.23%	(0.60)%		(14.81)%	(0.10)%		(1.40)%
Ratios/supplemental data:
Net assets, end of period (000's)	$6,565	$7,921		$3,843	$302		$13,707	$57,552		$—
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager including dividend and interest expense for securities sold short	2.96%	3.16	%(11)	3.28%	2.84	%(12)	1.95%	2.52	%(12)	1.76	%(12)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager including dividend and interest expense for securities sold short	2.96%	3.16%		3.45%	4.35	%(12)	1.98%	2.69	%(12)	2.34	%(12)
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager excluding dividend and interest expense for securities sold short	2.70%	2.67	%(11)	2.65%	2.40	%(12)	1.70%	1.70	%(12)	1.41	%(12)
Net investment income (loss) to average net assets	(0.08)%	0.08%		0.56%	0.66	%(12)	0.95%	(1.77	)%(12)	1.94	%(12)
Portfolio turnover	423%	389%		178%	54%		423%	389%		54%

UBS Global Asset Management

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Ticker symbols

UBS PACE® Government Securities Fixed Income Investments Class:

A: PFXAX	B: PFXBX	C: PFXCX	Y: PFXYX

UBS PACE® Intermediate Fixed Income Investments Class:

A: PIFAX	B: PIFBX	C: PIICX	Y: PIFYX

UBS PACE® Strategic Fixed Income Investments Class:

A: PBNAX	B: PBNBX	C: PBNCX	Y: PSFYX

UBS PACE® Municipal Fixed Income Investments Class:

A: PMUAX	B: PFIBX	C: PMUCX	Y: PMUYX

UBS PACE® Global Fixed Income Investments Class:

A: PWFAX	B: PWFBX	C: PWFCX	Y: PWFYX

UBS PACE® High Yield Investments Class:

A: PHIAX	B: PHIBX	C: PHYCX	Y: PHDYX

UBS PACE® Large Co Value Equity Investments Class:

A: PCPAX	B: PCPBX	C: PLVCX	Y: PLVYX

UBS PACE® Large Co Growth Equity Investments Class:

A: PLAAX	B: PLABX	C: PLACX	Y: PLAYX

UBS PACE® Small/Medium Co Value Equity Investments Class:

A: PEVAX	B: PEVBX	C: PEVCX	Y: PVEYX

UBS PACE® Small/Medium Co Growth Equity Investments Class:

A: PQUAX	B: PUMBX	C: PUMCX	Y: PUMYX

UBS PACE® International Equity Investments Class:

A: PWGAX	B: PWGBX	C: PWGCX	Y: PWIYX

UBS PACE® International Emerging Markets Equity Investments Class:

A: PWEAX	B: PWEBX	C: PWECX	Y: PWEYX

UBS PACE® Global Real Estate Securities Investments Class:

A: PREAX	C: PREEX	Y: PREYX

UBS PACE® Alternative Strategies Investments Class:

A: PASIX	B: PASNX	C: PASOX	Y: PASYX

If you want more information about the funds, the following documents are available free upon request:

Annual/Semiannual Reports:

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. Each fund makes its annual and semiannual reports available free on its Web site at http://www.ubs.com.

Statement of Additional Information (SAI):

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and the SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

•  Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS PACE® Select Advisors Trust

Investment Company Act File No. 811-8764

© 2009 UBS Global Asset Management (US) Inc.
All rights reserved.

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

UBS PACE® Government Securities Fixed Income Investments

UBS PACE® Intermediate Fixed Income Investments

UBS PACE® Strategic Fixed Income Investments

UBS PACE® Municipal Fixed Income Investments

UBS PACE® Global Fixed Income Investments

UBS PACE® High Yield Investments

UBS PACE® Large Co Value Equity Investments

UBS PACE® Large Co Growth Equity Investments

UBS PACE® Small/Medium Co Value Equity Investments

UBS PACE® Small/Medium Co Growth Equity Investments

UBS PACE® International Equity Investments

UBS PACE® International Emerging Markets Equity Investments

UBS PACE® Global Real Estate Securities Investments

UBS PACE® Alternative Strategies Investments

Prospectus

November 28, 2009

This prospectus offers Class P shares of the fifteen funds in UBS PACE® Select Advisors Trust ("Trust") to participants in the PACESM Select Advisors Program. The PACE Select Advisors Program and these funds are designed to assist you in devising an asset allocation strategy to meet your individual needs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS PACE® Select Advisors Trust

Contents

The funds

What every investor should know about the funds

UBS PACE® Money Market Investments

Investment objective, strategies and risks	Page 4

Performance	Page 5

Expenses and fee tables	Page 6

UBS PACE® Government Securities Fixed Income Investments

Investment objective, strategies and risks	Page 8

Performance	Page 11

Expenses and fee tables	Page 13

UBS PACE® Intermediate Fixed Income Investments

Investment objective, strategies and risks	Page 15

Performance	Page 18

Expenses and fee tables	Page 20

UBS PACE® Strategic Fixed Income Investments

Investment objective, strategies and risks	Page 22

Performance	Page 25

Expenses and fee tables	Page 27

UBS PACE® Municipal Fixed Income Investments

Investment objective, strategies and risks	Page 29

Performance	Page 32

Expenses and fee tables	Page 34

UBS PACE® Global Fixed Income Investments

Investment objective, strategies and risks	Page 36

Performance	Page 39

Expenses and fee tables	Page 41

UBS PACE® High Yield Investments

Investment objective, strategies and risks	Page 43

Performance	Page 45

Expenses and fee tables	Page 47

UBS PACE® Large Co Value Equity Investments

Investment objective, strategies and risks	Page 49

Performance	Page 51

Expenses and fee tables	Page 53

UBS PACE® Large Co Growth Equity Investments

Investment objective, strategies and risks	Page 55

Performance	Page 59

Expenses and fee tables	Page 61

UBS PACE® Small/Medium Co Value Equity Investments

Investment objective, strategies and risks	Page 63

Performance	Page 66

Expenses and fee tables	Page 68

UBS Global Asset Management
2

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Investment objective, strategies and risks	Page 70

Performance	Page 72

Expenses and fee tables	Page 74

UBS PACE® International Equity Investments

Investment objective, strategies and risks	Page 76

Performance	Page 79

Expenses and fee tables	Page 81

UBS PACE® International Emerging Markets Equity Investments

Investment objective, strategies and risks	Page 83

Performance	Page 86

Expenses and fee tables	Page 88

UBS PACE® Global Real Estate Securities Investments

Investment objective, strategies and risks	Page 90

Performance	Page 94

Expenses and fee tables	Page 96

UBS PACE® Alternative Strategies Investments

Investment objective, strategies and risks	Page 98

Performance	Page 104

Expenses and fee tables	Page 106

More about risks and investment strategies	Page 108

Your Investment

Information for managing your fund account

Managing your fund account	Page 116

—Buying shares	Page 116

—The PACESM Select Advisors Program	Page 116

—Selling shares	Page 117

—Additional information about your account	Page 118

—Market timing	Page 118

—Redemption fee	Page 120

—Pricing and valuation	Page 121

Additional information

Additional important information about the funds

Management	Page 123

Other information	Page 137

Dividends and taxes	Page 137

Disclosure of portfolio holdings	Page 139

Financial highlights	Page 140

Appendix A	Page A-1

Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management
3

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Investment objective, strategies and risks

Fund objective

Current income consistent with preservation of capital and liquidity.

Principal investment strategies

The fund is a money market mutual fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•  Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•  Interest rate risk—The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•  Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

•  Management risk—There is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

UBS Global Asset Management
4

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 - September 30, 2009: 0.12%

Best quarter during calendar years shown: 4th quarter, 2000: 1.57%

Worst quarters during calendar years shown: 3rd and 4th quarters, 2003 and 1st quarter, 2004: 0.12%

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95)	0.67%	1.45%	1.64%
90-Day US T-Bill Index(1)	1.80%	3.10%	3.30%

(1)  90-Day US T-Bills are promissory notes issued by the US Treasury and sold through competitive bidding, with a short-term maturity date, in this case, of three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management
5

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.25%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.61%
Total annual fund operating expenses	0.86%
Less management fee waiver/expense reimbursements***	0.26%
Net expenses***	0.60%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM, but does not include the fees associated with the US Treasury's Temporary Guarantee Program for Money Market Funds, which terminated on September 18, 2009. If those fees were included, other expenses would be 0.64% and the total annual fund operating expenses would be 0.89%.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.60%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap. In addition, UBS Global AM may voluntarily waive fees and/or reimburse fund expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that the fund's yield drops below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. Waivers may affect the fund's performance.

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UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$213	$712	$1,237	$2,676

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Investment objective, strategies and risks

Fund objective

Current income.

Principal investment strategies

The fund invests in US government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to within two years (plus or minus) of the effective duration of the fund's benchmark index, which as of November 16, 2009 was 2.66 years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in government fixed income securities. Government fixed income securities include US government bonds, including those backed by mortgages, and related repurchase agreements. Mortgage-backed securities include "to be announced" or "TBA" securities, which usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities.

Under normal circumstances, the fund may invest in mortgage-backed securities issued or guaranteed by US government agencies and instrumentalities which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration. The fund invests in other US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The fund also invests in government securities issued by agencies and instrumentalities that are backed solely by the credit of the issuing agency or instrumentality (e.g., the Federal Farm Credit System and the Federal Home Loan Banks). The fund also invests, to a lesser extent, in investment grade bonds of other issuers, including those backed by mortgages or other assets. These bonds of other issuers generally have one of the two highest credit ratings, although the fund may invest to a limited extent in bonds with the third highest credit rating (or unrated bonds of equivalent quality). The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund may engage in "short-selling" with respect to securities issued by the US Treasury and certain TBA securities coupon trades. For example, the fund may hold or purchase TBA securities with one coupon and short sell TBA securities with another coupon. Although the price movements of the short and long positions of the transaction are, in general, correlated due to the two securities' having comparable credit quality and liquidity level, there may be variances between the price movements of different coupon instruments, potentially permitting the fund to add to its return. When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the fund borrows a security, it must post collateral, which can consist of either securities or cash. If the fund uses cash as collateral, it may earn interest income on the cash set aside to secure its obligations. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks, as discussed under "Principal risks."

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UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Pacific Investment Management Company LLC ("PIMCO") currently serves as the fund's investment advisor. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed securities and will also buy and sell securities to adjust the fund's average portfolio duration, credit quality, yield curve and sector and prepayment exposure, as appropriate.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Prepayment risk—The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Leverage risk—Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or

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UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Portfolio turnover risk—The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

•  Short sales risk—The fund may engage in short sales involving the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss.

•  Arbitrage trading risk—The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

•  Swap agreement risk—The fund may enter into credit, total return, equity, interest rate, index and currency swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not in-clude any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distribution and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 - September 30, 2009: 9.29%

Best quarter during calendar years shown: 3rd quarter, 2001: 4.45%

Worst quarter during calendar years shown: 2nd quarter, 2004: (1.13)%

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UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	1.90%	2.64%	3.70%
Return after taxes on distributions	0.16%	1.09%	1.87%
Return after taxes on distributions and sale of fund shares	1.22%	1.35%	2.03%
Barclays Capital US Mortgage-Backed Securities Index(1)	8.34%	5.54%	6.04%

(1)  The Barclays Capital US Mortgage-Backed Securities Index (formerly known as the Lehman Brothers Mortgage-Backed Securities Index) covers fixed rate securitized issues backed by the mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. Graduated Payment Mortgages and Graduated Equity Mortgages are excluded. The average-weighted life is approximately eight years. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.52%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.34%
Total annual fund operating expenses	0.86%
Less management fee waiver/expense reimbursements***	0.09%
Net expenses***	0.77%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through November 30, 2010 to the extent necessary to reflect the lower sub-advisory fee paid by UBS Global AM to PIMCO. The fund and UBS Global AM have also entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.77%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver and fee waiver/expense reimbursement agreements with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$230	$728	$1,252	$2,689

*  The costs under the 1 year estimate reflect a fee waiver agreement and an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Investment objective, strategies and risks

Fund objective

Current income, consistent with reasonable stability of principal.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. Such investments may include US government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities) and corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds). US government securities issued by agencies and instrumentalities that are backed by the full faith and credit of the United States include securities issued by the Government National Mortgage Association and the Federal Housing Administration. US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. US government securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality include securities issued by the Federal Farm Credit System and the Federal Home Loan Banks. The fund limits its investments to bonds that are investment grade at the time of purchase. The fund also may invest in preferred stocks.

The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of approximately three to ten years. It normally limits its overall portfolio "duration" to between two and four and one-half years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies of developed countries. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. BlackRock Financial Management, Inc. ("BlackRock") currently serves as the fund's investment advisor. BlackRock decides to buy specific bonds for the fund based on its credit analysis and review. BlackRock seeks to add value by controlling portfolio duration within a narrow band relative to the Barclays Capital US Intermediate Government/Credit Index (formerly known as the Lehman Brothers Intermediate Government/Credit Index). To do this, BlackRock uses an analytical process that involves evaluating macroeconomics trends, technical market factors, yield curve exposure and market volatility. Once BlackRock establishes the investment themes on duration, yield curve exposure, convexity, sector weighting, credit quality and liquidity, the fund's investments can be diversified by sector, sub-sector and security. BlackRock generally sells securities that no longer meet these selection criteria.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

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UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Prepayment risk—The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Non-diversification risk—The fund is a non-diversified investment company, which means that the fund may invest more of its assets in the securities of a single issuer than a diversified investment company. This may make the value of the fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of

UBS Global Asset Management
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UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to July 29, 2002, which is the date on which BlackRock assumed day-to-day management of the fund's assets. Prior to that date, another investment advisor was responsible for managing the fund's assets.

Total return

Total return January 1 - September 30, 2009: 9.36%

Best quarter during calendar years shown: 1st quarter, 2001: 3.18%

Worst quarter during calendar years shown: 3rd quarter, 2008: (3.69)%

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UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(2.76)%	1.26%	1.86%
Return after taxes on distributions	(4.25)%	(0.07)%	0.18%
Return after taxes on distributions and sale of fund shares	(1.78)%	0.31%	0.57%
Barclays Capital US Intermediate Government/Credit Index(1)	5.08%	4.21%	5.43%

(1)  The Barclays Capital US Intermediate Government/Credit Index (formerly known as the Lehman Brothers Intermediate Government/Credit Index) is a subset of the Barclays Capital US Government/Credit Index (formerly known as the Lehman Brothers Government/Credit Index) covering all investment grade issues with maturities from one up to (but not including) 10 years. The average weighted maturity is typically between four and five years. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.43%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.31%
Total annual fund operating expenses	0.74%
Less management fee waiver/expense reimbursements***	0.06%
Net expenses***	0.68%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.68%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$221	$695	$1,194	$2,570

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/ expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Investment objective, strategies and risks

Fund objective

Total return consisting of income and capital appreciation.

Principal investment strategies

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to within two years (plus or minus) of the effective duration of the fund's benchmark index, which as of November 16, 2009 was 5.35 years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade fixed income securities. Such investments may include US government bonds, bonds that are backed by mortgages and other assets, bonds (including convertible bonds) of US and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, loan participations and assignments, repurchase agreements, municipals, structured notes and money market instruments (including commercial paper and certificates of deposit). US government securities issued by agencies and instrumentalities that are backed by the full faith and credit of the United States include securities issued by the Government National Mortgage Association and the Federal Housing Administration. US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. US government securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality include securities issued by the Federal Farm Credit System and the Federal Home Loan Banks.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade (or unrated bonds of equivalent quality) are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may invest in preferred securities. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Pacific Investment Management Company LLC ("PIMCO") currently serves as the fund's investment advisor. PIMCO seeks to invest the fund's assets in those areas of the bond market that it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, credit quality, yield curve, sector and prepayment exposure, as appropriate.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

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UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Prepayment risk—The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Leverage risk—Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  High yield securities risk—Lower-rated securities are subject to higher risks than investment grade securities, including greater price volatility and a greater risk of loss of principal and non-payment of interest. Issuers of such securities are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities

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UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Swap agreement risk—The fund may enter into credit, total return, equity, interest rate, index and currency swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

•  Portfolio turnover risk—The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 - September 30, 2009: 14.36%

Best quarter during calendar years shown: 3rd quarter, 2001: 6.76%

Worst quarter during calendar years shown: 3rd quarter, 2008: (3.38)%

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UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	0.21%	2.59%	3.74%
Return after taxes on distributions	(3.80)%	0.50%	1.68%
Return after taxes on distributions and sale of fund shares	0.54%	1.08%	1.98%
Barclays Capital US Government/Credit Index(1)	5.70%	4.64%	5.64%

(1)  The Barclays Capital US Government/Credit Index (formerly known as the Lehman Brothers Government/Credit Index) is composed of all investment-grade bonds that have at least one year to maturity. The Index's total return comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.51%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.35%
Total annual fund operating expenses	0.86%
Less management fee waiver/expense reimbursements***	0.05%
Net expenses***	0.81%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM, but does not include the interest expenses related to the fund's positions where issuers have filed for bankruptcy. If those expenses were included, other expenses would be 0.36% and the total annual fund operating expenses would be 0.87%.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.81%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$234	$732	$1,256	$2,692

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Investment objective, strategies and risks

Fund objective

High current income exempt from federal income tax.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal fixed income investments, the income from which is exempt from regular federal income taxes. The fund invests principally in investment grade municipal bonds of varying maturities. Normally, the fund limits its investments in municipal bonds that are subject to the federal alternative minimum tax (AMT) so that not more than 25% of its interest income will be subject to the AMT. The fund invests in municipal bonds that are subject to the AMT when its investment advisor believes that they offer attractive yields relative to municipal bonds that have similar investment characteristics but are not subject to the AMT.

The fund normally limits its portfolio "duration" to between three and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. The fund may invest up to 50% of its total assets in municipal bonds that are secured by revenues from public housing authorities and state and local housing finance authorities, including bonds that are secured or backed by the US Treasury or other US government guaranteed securities. US government securities issued by agencies and instrumentalities that are backed by the full faith and credit of the United States include securities issued by the Government National Mortgage Association and the Federal Housing Administration. US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. US government securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality include securities issued by the Federal Farm Credit System and the Federal Home Loan Banks.

The fund limits its investments in municipal bonds with the lowest investment grade rating (or unrated bonds of equivalent quality) to 15% of its total assets at the time the bonds are purchased. The fund may (but is not required to) use options, futures, swaps and other derivatives as part of its investment strategy or to help manage its portfolio duration.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Standish Mellon Asset Management Company LLC ("Standish") currently serves as the fund's investment advisor. In deciding which securities to buy for the fund, Standish seeks to identify undervalued sectors or geographical regions of the municipal market or undervalued individual securities. To do this, Standish uses credit research and valuation analysis and monitors the relationship of the municipal yield curve to the treasury yield curve. Standish also uses credit quality assessments from its in-house analysts to identify potential rating changes, undervalued issues and macro trends with regard to market sectors and geographical regions. Standish may make modest duration adjustments based on economic analyses and interest rate forecasts. Standish generally sells securities if it identifies more attractive investment opportunities within its investment criteria and doing so may improve the fund's return. Standish also may sell securities with weakening credit profiles or to adjust the average duration of the fund's portfolio.

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UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Related securities concentration risk—Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, changes that affect one type of municipal bond may have a significant impact on the value of the fund.

•  Municipal bond risk—Municipal bonds are subject to interest rate, credit, illiquidity and market risks. The ability of a municipal issuer to make payments and the value of municipal bonds can be significantly affected by uncertainties in the municipal bond market related to litigation, federal and state legislation, taxation or other political events, the strength of the local or national economy, or the bankruptcy of an issuer.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the

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UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

fund from being able to take advantage of other investment opportunities.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to June 1, 2000, which is the date on which Standish (or its predecessor in interest) assumed day-to-day management of the fund's assets. Prior to that date, another investment advisor was responsible for managing the fund's assets.

Total return

Total return January 1 - September 30, 2009: 11.37%

Best quarter during calendar years shown: 2nd quarter, 2002: 3.42%

Worst quarter during calendar years shown: 2nd quarter, 2004: (1.93)%

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UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(1.64)%	0.44%	1.62%
Return after taxes on distributions	(1.65)%	0.44%	1.62%
Return after taxes on distributions and sale of fund shares	0.19%	0.89%	1.94%
Barclays Capital US Municipal 3-15 Year Blend Index(1)	2.27%	3.38%	4.60%

(1)  The Barclays Capital US Municipal 3-15 Year Blend Index (formerly known as the Lehman Brothers US Municipal 3-15 Year Blend Index) is a total return performance benchmark for the tax-exempt bond market. The Index includes municipal bonds with an effective maturity between 2 and 17 years that have at least one year to maturity and are investment grade. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.44%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.30%
Total annual fund operating expenses	0.74%
Less management fee waiver/expense reimbursements***	0.06%
Net expenses***	0.68%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 0.68%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$221	$695	$1,194	$2,570

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Investment objective, strategies and risks

Fund objective

High total return.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. Such investments may include non-US government bonds (including bonds issued by supranational organizations and quasi-governmental entities), US government bonds and bonds of US or non-US private issuers. While the fund may invest in US fixed income securities, it expects to invest mainly in non-US fixed income securities under normal circumstances. (Prior to December 1, 2005, the fund had been following a strategy of investing in both US and non-US fixed income investments. Effective December 1, 2005, the fund modified its strategy to focus more on non-US fixed income investment opportunities. The fund continues to invest in US securities on an opportunistic basis; however, the portfolio is not expected to continue to have as significant a US component as it had prior to the change as part of its normal investment strategy.) The fund invests primarily in high-grade bonds of governmental and private issuers in developed countries. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade and emerging market securities.

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between four and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of four years generally will decrease by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund's investments may include mortgage- and asset-backed securities. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks. This includes investing in credit default swaps and inflation-linked swaps as part of managing the fund's assets.

US government securities issued by agencies and instrumentalities that are backed by the full faith and credit of the United States include securities issued by the Government National Mortgage Association and the Federal Housing Administration. US government securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the US Treasury include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. US government securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality include securities issued by the Federal Farm Credit System and the Federal Home Loan Banks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Rogge Global Partners plc ("Rogge Global Partners") currently serves as the fund's investment advisor.

Rogge Global Partners seeks to invest in bonds of financially healthy entities because it believes that these investments produce the highest bond and currency returns over time. In deciding which bonds to buy for the fund, Rogge Global Partners uses a top-down analysis to find value across countries and to forecast interest and currency-exchange rates over a one-year horizon in those countries. Rogge Global Partners also uses an optimization model to help determine country, currency and duration positions for the fund. Rogge Global Partners generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment

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opportunities and may also sell securities to adjust the average duration of the fund assets it manages.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Non-diversification risk—The fund is a non-diversified investment company, which means that the fund may invest more of its assets in the securities of a single issuer than a diversified investment company. This may make the value of the fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  Prepayment risk—The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of

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the United States (but not issued by the US Treasury). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Foreign custody risk—The fund, when investing in foreign securities, may hold such securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period between October 10, 2000 and August 22, 2007, when Rogge Global Partners and another investment advisor each was responsible for managing a separate portion of the fund's assets. Prior to October 10, 2000, Rogge Global Partners was responsible for managing all the fund's assets.

Total return

Total return January 1 - September 30, 2009: 11.77%

Best quarter during calendar years shown: 2nd quarter, 2002: 10.50%

Worst quarter during calendar years shown: 3rd quarter, 2008: (7.33)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(0.24)%	2.51%	2.32%
Return after taxes on distributions	(1.65)%	0.56%	0.60%
Return after taxes on distributions and sale of fund shares	(0.15)%	1.02%	0.97%
Barclays Capital Global Aggregate ex US Index(1)	4.39%	5.21%	4.73%

(1)  The Barclays Capital Global Aggregate ex US Index (formerly known as the Lehman Brothers Global Aggregate ex US Index) provides a broad-based measure of the global investment-grade fixed income markets excluding the US market. The two major components of this Index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.65%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.52%
Total annual fund operating expenses	1.17%
Less management fee waiver/expense reimbursements***	0.17%
Net expenses***	1.00%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through November 30, 2010 to the extent necessary to reflect the lower sub-advisory fee paid by UBS Global AM to Rogge Global Partners. The fund and UBS Global AM have also entered into an additional written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.00%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver and fee waiver/expense reimbursement agreements with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$253	$813	$1,400	$2,990

*  The costs under the 1 year estimate reflect a fee waiver agreement and an additional fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement and the fee waiver/expense reimbursement agreement are in effect only for the first year. As long as a fee waiver agreement and fee waiver/expense reimbursement agreement are in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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UBS PACE® High Yield Investments

Investment objective, strategies and risks

Fund objective

Total return.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities rated below investment grade. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield fixed income securities that are rated below investment grade or considered to be of comparable quality (commonly referred to as "junk bonds").

These investments will include fixed income securities that are (i) rated below investment grade (lower than a Baa rating by Moody's Investors Service, Inc. ("Moody's") or lower than a BBB rating by Standard and Poor's, a division of The McGraw Hill Companies Inc. ("S&P")); (ii) comparably rated by another nationally recognized statistical rating organization (collectively, with Moody's and S&P, "Rating Agencies"); or (iii) unrated, but deemed by the fund's investment advisor to be of comparable quality to fixed income securities rated below Baa, BBB or a comparable rating by a Rating Agency.

The fund may invest in a number of different countries throughout the world, including the United States. The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. MacKay Shields LLC ("MacKay Shields") currently serves as the fund's investment advisor. MacKay Shields attempts to deliver attractive risk adjusted returns by avoiding most of the unusually large losses in the high yield market even if it means giving up much of the large gains. MacKay Shields believes that there is a very small subset of bonds that delivers outsized gains in the market. Due to the limited upside inherent in most bonds, over time, outsized gains are expected to be smaller than unusually large losses. By attempting to limit the fund's participation in the extremes of the market, MacKay Shields strives to add value over a market cycle and with lower volatility. MacKay Shields does this through a rigorous process that attempts to screen out what it believes to be the riskiest issuers in the market.

MacKay Shields anticipates that under normal circumstances the fund's average duration will approximate the duration of the Merrill Lynch Global High Yield Index, which has a duration of between 4 and 5 years. "Duration" is a measure of the fund's exposure to interest rate risk. For example, when interest rates increase by 1%, a debt security having a positive duration of 4 years can be expected to decrease in value by 4%; when interest rates decrease by 1%, the value of that same security generally can be expected to increase by 4%; however, high yield investments having the same duration as investment grade investments may react to interest rate changes to a different extent.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

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•  High yield securities risk—Lower-rated securities are subject to higher risks than investment grade securities, including greater price volatility and a greater risk of loss of principal and non-payment of interest. Issuers of such securities are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Valuation risk—During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the fund's portfolio, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund's manager and investment advisor may play a greater role in the valuation of the fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the fund to accurately assign a daily value to such securities.

•  Management risk—The investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided below in "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total return shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.

Total return (2007 is Class P's first full calendar year of operations)

Total return January 1 - September 30, 2009: 41.93%

Best quarter during calendar years shown: 1st quarter, 2007: 1.47%

Worst quarter during calendar years shown: 4th quarter, 2008: (12.52)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class
Class P (4/10/06) Return before taxes	(19.74)%	(6.11)%
Return after taxes on distributions	(22.17)%	(8.44)%
Return after taxes on distributions and sale of fund shares	(12.59)%	(6.26)%
Merrill Lynch Global High Yield Index (hedged in USD)(1)	(27.01)%	(7.50)%

(1)  The Merrill Lynch Global High Yield Index (hedged in USD) covers US dollar, Canadian dollar, sterling and euro-denominated fixed rate debt of corporate issuers domiciled in an investment grade rated country (i.e., BBB or higher foreign currency long-term debt rating). Individual bonds must be rated below investment grade (i.e., BB or lower based on a composite of Moody's and S&P) but not in default; and must have at least one year remaining term to maturity; a minimum face value outstanding of $100 million, C$50 million, 50 million pounds sterling or 50 million euros; and have available price quotations. New issues qualify for inclusion after they settle. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.70%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.64%
Total annual fund operating expenses	1.34%
Less management fee waiver/expense reimbursements***	0.24%
Net expenses***	1.10%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.10%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$263	$857	$1,478	$3,149

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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Investment objective, strategies and risks

Fund objective

Capital appreciation and dividend income.

Principal investment strategies

The fund invests primarily in stocks of US companies that are believed to be undervalued. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization of $3.0 billion or greater at the time of purchase. The fund seeks income primarily from dividend paying stocks.

The fund may invest, to a lesser extent, in other securities, such as securities convertible into stocks, fixed income securities, initial public offerings and stocks of companies with smaller total market capitalizations. The fund may invest up to 20% of its total assets in non-US securities. Such securities may trade either within or outside the United States. "Non-US securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States where the principal trading market for the issuer's securities is in a country other than the United States. The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Institutional Capital LLC ("ICAP"), Westwood Management Corp. ("Westwood") and Pzena Investment Management, LLC ("Pzena") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its segment of the fund's assets, ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for a positive change is about to occur with potential to produce stock appreciation of 15% or more relative to the market over a 12 to 18 month period. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or a new product). ICAP also uses internally and externally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and will act when the stock's target price is achieved, the catalyst has been violated, a risk to the investment thesis has been identified or ICAP identifies another stock with greater opportunity for appreciation.

In managing its segment of the fund's assets, Westwood utilizes a value style of investing in which it chooses common stocks that it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis.

In managing its segment of the fund's assets, Pzena follows a disciplined investment process to implement its value philosophy. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena looks for companies where, in its opinion: (1) the current valuation is low compared to the company's normalized earnings power; (2) current earnings are below historic norms; (3) the problems are temporary; (4) management has a viable strategy to generate earnings recovery; and (5) there is meaningful downside protection in case the earnings recovery does not materialize.

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The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies (in which the fund may invest to a limited extent) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Initial public offerings risk—The fund may purchase shares issued as part of, or a short period after, a company's initial public offering (IPO), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes the fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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UBS PACE® Select Advisors Trust

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. ICAP and Westwood each assumed day-to-day management of a separate portion of the fund's assets on July 1, 2000. Pzena assumed day-to-day management of another portion of the fund's assets on May 27, 2008.

Total return

Total return January 1 - September 30, 2009: 22.64%

Best quarter during calendar years shown: 2nd quarter, 2003: 14.95%

Worst quarter during calendar years shown: 4th quarter, 2008: (22.58)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(40.75)%	(2.76)%	(2.16)%
Return after taxes on distributions	(40.98)%	(3.89)%	(3.07)%
Return after taxes on distributions and sale of fund shares	(26.19)%	(2.11)%	(1.82)%
Russell 1000 Value Index(1)	(36.85)%	(0.79)%	1.36%

(1)  The Russell 1000 Value Index measures the performance of a large universe of stocks with lower price-to-book ratios and lower forecasted growth rates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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UBS PACE® Select Advisors Trust

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.66%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.33%
Total annual fund operating expenses	0.99%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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UBS PACE® Select Advisors Trust

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the level shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$252	$776	$1,326	$2,826

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UBS PACE® Select Advisors Trust

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Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization of $3.0 billion or greater at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may invest, to a lesser extent, in other securities, such as securities convertible into stocks, fixed income securities, initial public offerings and stocks of companies with smaller total market capitalizations. The fund may invest up to 20% of its total assets in non-US securities. Such securities may trade either within or outside the United States. "Non-US securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States (including an emerging market country) where the principal trading market for the issuer's securities is in a country other than the United States (including an emerging market country). The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Marsico Capital Management, LLC ("Marsico"), SSgA Funds Management, Inc. ("SSgA FM"), Wellington Management Company, LLP ("Wellington Management") and Delaware Management Company ("Delaware") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In selecting investments for the fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, what it considers to be the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors.

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Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

In managing its segment of the fund's assets, Marsico may reduce or sell investments in portfolio securities if, in its opinion, a security's fundamentals change substantially, its price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

The core investments of the portfolio generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

In managing its segment of the fund's assets, SSgA FM seeks to outperform the Russell 1000 Growth Index (before fees and expenses). SSgA FM uses several quantitative measures based on valuation, sentiment and quality to identify investment opportunities within a large cap growth universe and combines factors to produce an overall rank. Comprehensive research is utilized to seek the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA FM ranks all companies within the investable universe from top to bottom based on its view of their relative attractiveness. SSgA FM then constructs the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the fund's benchmark to seek to maximize the risk/reward trade-off. SSgA FM aims to have the resulting portfolio possess characteristics similar to the Russell 1000 Growth Index. SSgA FM generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

In managing its portion of the fund, Wellington Management seeks long-term total returns above the Russell 1000 Growth Index (before fees and expenses) by investing in stocks of successful, growing companies. Over time, Wellington Management believes that stock prices follow earnings, and companies with superior business models that can sustain above average earnings growth will likely outperform the market. Wellington Management applies in-depth fundamental research seeking to identify change early, differentiate sustainable growth opportunities from short-lived events, identify superior business models, and develop strict valuation parameters for the companies they evaluate.

Wellington Management's strategies are focused on identifying sustainable growth opportunities by investing in companies that appear well positioned to benefit from long-lasting trends and have structural advantages to maintaining their position. Wellington Management seeks companies with at least one of the following sustainable growth characteristics:

•  cost advantage: economies-of-scale, low cost producer, superior technology or business model

•  customer advantage: unique product, market dominance

•  competitive advantage: barriers to entry, large installed base.

Wellington Management generally sells securities when it has identified more attractive investment opportunities or when its view on the prospects for a given holding have changed.

In managing its segment of the fund's assets, Delaware invests primarily in common stocks of large

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capitalization growth-oriented companies that Delaware believes have long-term capital appreciation potential and are expected to grow faster than the US economy. Using a bottom-up approach, Delaware seeks to select securities of companies that it believes have large-end market potential, dominant business models and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. Delaware also considers a company's operational efficiencies, management's plans for capital allocation and the company's shareholder orientation.

Delaware researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that Delaware thinks are the best investments for the fund. Specifically, Delaware looks for catalysts that might increase a company's potential for free cash flow growth, such as structural changes in the economy, corporate restructurings or turnaround situations, new products or changes in management.

Using a bottom-up approach, Delaware looks for companies that:

•  have attractive end market potential, dominant business models and strong free cash flow generation;

•  demonstrate operational and scale efficiencies;

•  have demonstrated expertise for capital allocation; and

•  have clear shareholder-oriented governance and compensation policies.

Although Delaware tends to hold a relatively focused portfolio of between 25 to 40 stocks, it generally maintains a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining growth.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Interest rate risk—The value of the fund's bond investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies (in which the fund may invest to a limited extent) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Index strategy risk—SSgA FM's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

•  Sector risk—Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

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•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging markets issuers than for issuers in more developed countries. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Initial public offerings risk—The fund may purchase shares issued as part of, or a short period after, a company's initial public offering (IPO), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes the fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. SSgA FM (or its predecessor in interest) assumed day-to-day management of a portion of the fund's assets on October 10, 2000. Marsico assumed responsibility for managing a separate portion of the fund's assets on September 16, 2002. Wellington Management assumed responsibility for managing a separate portion of the fund's assets on June 1, 2007. Delaware assumed responsibility for managing a separate portion of the fund's assets on December 5, 2007.

Total return

Total return January 1 - September 30, 2009: 25.08%

Best quarter during calendar years shown: 4th quarter, 1999: 18.29%

Worst quarter during calendar years shown: 1st quarter, 2001: (23.12)%

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UBS PACE® Select Advisors Trust

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(40.50)%	(4.62)%	(6.38)%
Return after taxes on distributions	(40.56)%	(4.73)%	(6.74)%
Return after taxes on distributions and sale of fund shares	(26.24)%	(3.83)%	(5.03)%
Russell 1000 Growth Index(1)	(38.44)%	(3.42)%	(4.27)%

(1)  The Russell 1000 Growth Index measures the performance of a large universe of stocks with higher price-to-book ratios and higher forecasted growth rates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.69%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.32%
Total annual fund operating expenses	1.01%
Less management fee waiver/expense reimbursements***	0.04%
Net expenses***	0.97%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees through November 30, 2010 to the extent necessary to reflect the lower sub-advisory fees paid by UBS Global AM to SSgA FM.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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UBS PACE® Select Advisors Trust

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$250	$778	$1,332	$2,843

*  The costs under the 1 year estimate reflect a fee waiver agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver agreement is in effect only for the first year. As long as a fee waiver agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

The fund invests primarily in stocks of companies that are believed to be undervalued or overlooked in the marketplace. These stocks also generally have price-to-earnings (P/E) ratios below the market average. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase. The fund invests only in stocks that are traded on major exchanges or the over-the-counter market.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund may invest up to 10% of its total assets in non-US securities. Such securities may trade either within or outside the United States. "Non-US securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States where the principal trading market for the issuer's securities is in a country other than the United States. The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Buckhead Capital Management, LLC ("Buckhead"), Metropolitan West Capital Management, LLC ("MetWest Capital") and Systematic Financial Management, L.P. ("Systematic") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Buckhead is a fundamental, bottom-up, research-driven investment advisor. Buckhead utilizes a disciplined investment process that is designed to identify companies that it believes (i) are attractively valued, (ii) have strong underlying fundamental characteristics and (iii) likely have one or more catalysts that are expected to drive their share prices higher. Buckhead seeks to build concentrated portfolios (typically 35-50 holdings) with the largest positions in those companies that it believes have the highest likelihood of outperforming the market and/or the fund's benchmark. In general, securities will be sold if one or more of the following occurs: (i) the stock's price reaches a certain price level determined by Buckhead; (ii) the stock's issuer undergoes a change that makes the holding of the stock inconsistent with Buckhead's underlying investment strategy; and/or (iii) a more attractive investment opportunity is identified. Additionally, if a security's price appreciates such that it accounts for more than 5% of Buckhead's segment of the fund, a portion of the holding generally will be sold to maintain the holding's weight below 5% of Buckhead's segment of the fund.

In advising its segment of the fund, MetWest Capital directly researches smaller capitalization businesses it views as "high-quality" from an objective perspective. MetWest Capital attempts to identify companies selling below intrinsic value with clear catalysts to realize full value within their investment time horizon (typically two to four years), and constructs a portfolio consisting of highest-conviction ideas.

MetWest Capital utilizes a bottom-up fundamental, research-driven style that it believes is ideally suited to the small cap market segment. The approach utilizes a long-term focus that attempts to take advantage of opportunities presented by short-term anomalies in high-quality stocks. MetWest Capital concentrates on selecting unique individual investments utilizing a low-risk, value-oriented methodology. MetWest Capital requires the existence of one or more factors, or catalysts, that it considers an impetus for change at the companies in which it invests. In other words, MetWest Capital strives to

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determine why an undervalued security is accorded a discount by other investors and what will change to eliminate that discount.

In advising its segment of the fund, Systematic employs a two-prong investment approach that utilizes both quantitative screening and fundamental research. Systematic's investment philosophy is predicated on its belief that stock prices reflect the market's estimates of earnings, and as revisions to those estimates are made by the market, stock prices will follow suit. By focusing only on companies whose fundamentals are improving, as confirmed by Systematic's research analysis and as evidenced by a positive earnings surprise (that is, when the earnings reported by a company are above estimates), Systematic's process seeks to avoid the chances of buying stocks in the "value trap" (that is, stocks that have experienced a significant price depreciation and, as a result, are mistaken as value stocks). Systematic's segment of the fund is expected to typically consist of 60 to 90 securities, with a market capitalization range generally consistent with that of the Russell 2500® Value Index, the fund's benchmark.

The first step in Systematic's investment process is a quantitative screening of all companies within the small/mid capitalization universe. The second step is fundamental research analysis which seeks to gauge investor expectations by focusing on key revenue and margin assumptions underlying earnings estimates. During this phase, Systematic generally focuses on the market's estimates of earnings for each company, the source of any unexpected earnings increase to determine whether the increase is sustainable, each company's financial statements and the accounting techniques used in the preparation of its financial statements, the valuation of each company on both an absolute and relative basis, and publicly available information and proprietary research methods to understand the key drivers of a company's fundamentals.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

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•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. On October 1, 2005, MetWest Capital assumed day-to-day management of a portion of the fund's assets. On May 28, 2009, Buckhead and Systematic each assumed responsibility for managing a separate portion of the fund's assets.

Total return

Total return January 1 - September 30, 2009: 29.55%

Best quarter during calendar years shown: 2nd quarter, 1999: 21.25%

Worst quarter during calendar years shown: 4th quarter, 2008: (27.67)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(36.22)%	(4.58)%	1.21%
Return after taxes on distributions	(36.32)%	(6.00)%	0.04%
Return after taxes on distributions and sale of fund shares	(23.41)%	(3.50)%	1.01%
Russell 2500 Value Index(1)	(31.99)%	(0.15)%	5.72%

(1)  The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth rates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy and sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.70%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.62%
Total annual fund operating expenses	1.32%
Less management fee waiver/expense reimbursements***	0.16%
Net expenses***	1.16%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.16%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$269	$859	$1,475	$3,136

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund may invest up to 10% of its total assets in non-US securities. Such securities may trade either within or outside the United States. "Non-US securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States where the principal trading market for the issuer's securities is in a country other than the United States. The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Copper Rock Capital Partners, LLC ("Copper Rock"), Palisade Capital Management, L.L.C. ("Palisade") and Riverbridge Partners, LLC ("Riverbridge") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its segment of the fund's assets, Copper Rock employs a fundamental, bottom-up investment approach that focuses on identifying emerging companies that exhibit the potential for strong and sustainable revenue growth over each of the following two years. Copper Rock believes that incremental margin expansion and proven management are key factors that propel a company's growth. For its portion of the fund's assets, Copper Rock will typically hold 70 to 90 equity positions that are diversified across sectors and industries. Copper Rock utilizes a "pure" growth investment style that emphasizes growth and momentum characteristics. Copper Rock attempts to manage risk by diversifying and understanding its holdings and employing a stringent sell discipline.

In managing its segment of the fund's assets, Palisade seeks fundamentally strong and dynamic small and mid cap companies that are trading at a discount to their growth rates. Palisade's goal is to ascertain a dynamic of change before it manifests in consensus estimates. Palisade believes that it can be successful because the small and mid cap market is inherently less efficient than the large cap market. Palisade attempts to gain an informational advantage by committing to the labor intensive process of conducting bottom-up fundamental research on small and mid cap companies, as well as their customers, competitors and supply chains. Because the effectiveness of a small/mid cap company's management team can often determine the difference between success and failure, Palisade places heavy emphasis on direct access to a variety of each company's key decision-makers.

In managing its segment of the fund's assets, Riverbridge believes that earnings power determines the value of a franchise. Riverbridge focuses on companies that are viewed as building their earnings power and building the intrinsic value of the company over long periods of time. Riverbridge looks to invest in high-quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.

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The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Sector risk—Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Riverbridge assumed day-to-day management of a portion of the fund's assets on October 1, 2005. Copper Rock assumed responsibility for managing a separate portion of the fund's assets on March 1, 2007. Palisade assumed day-to-day management of a separate portion of the fund's assets on February 2, 2009.

Total return

Total return January 1 - September 30, 2009: 32.77%

Best quarter during calendar years shown: 4th quarter, 1999: 38.15%

Worst quarter during calendar years shown: 1st quarter, 2001: (26.65)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(44.58)%	(5.46)%	0.83%
Return after taxes on distributions	(44.58)%	(6.59)%	(0.82)%
Return after taxes on distributions and sale of fund shares	(28.97)%	(4.37)%	0.71%
Russell 2500 Growth Index(1)	(41.50)%	(2.24)%	0.75%

(1)  The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth rates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy and sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.70%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.61%
Total annual fund operating expenses	1.31%
Less management fee waiver/expense reimbursements***	0.18%
Net expenses***	1.13%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.13%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$266	$854	$1,468	$3,125

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in US securities markets. Such investments may include common stocks, which may or may not pay dividends, and securities convertible into common stocks, of companies domiciled outside the United States.

The fund may invest, to a limited extent, in stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy. The fund may also invest, to a limited extent, in securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan") and Martin Currie Inc. ("Martin Currie") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its segment of the fund's assets, Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle. The center of the research effort is a value-oriented dividend discount methodology toward individual securities and market analysis that attempts to identify value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In an international portfolio, currency returns can be an integral component of an investment's total return. Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

In managing its segment of the fund's assets, J.P. Morgan uses a bottom-up, research driven strategy that seeks to generate risk characteristics that closely match those of the fund's benchmark yet at the same time capitalize on the information advantage created by the firm's proprietary research capabilities to generate outperformance. The strategy is driven by valuation based fundamental analysis, focused on normalized earnings and earnings growth. The J.P. Morgan team seeks to maintain regional weights and sector/industry weights close to those of the benchmark. Stock selection is the focus, being the expected primary source of added value.

Martin Currie has a highly active 'conviction' approach, seeking the best opportunities for growth across global stock markets.

Martin Currie identifies change as the central dynamic behind stock price movement. This means recognizing change at company level (management changes, product strategies, acquisitions, etc.) and at macro level (legislative changes, economic prospects, sector dynamics, etc.). Determining the impact of these changes is believed to lead to superior investment performance. Martin Currie believes that its investment process allows it to identify, evaluate and exploit change at an early stage.

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In managing its segment of the fund's assets, Martin Currie uses a fully integrated international investment process. Rather than running distinct regional portfolios, it compares and ranks stock opportunities across the whole investment universe. To help identify and evaluate the best stock ideas, Martin Currie employs fundamental company and sector research, together with its own proprietary quantitative screening tool, the Dynamic Stock MatrixTM.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Foreign currency risk—The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Investment company risk—Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

•  Foreign custody risk—The fund, when investing in foreign securities, may hold such securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may

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limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees or expenses.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to April 1, 2004, which is the date Mondrian and J.P. Morgan each assumed day-to-day management of a separate portion of the fund's assets.

Total return

Total return January 1 - September 30, 2009: 24.07%

Best quarter during calendar years shown: 4th quarter, 1999: 24.39%

Worst quarter during calendar years shown: 3rd quarter, 2002: (22.14)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(44.69)%	0.10%	(1.32)%
Return after taxes on distributions	(45.09)%	(0.80)%	(2.09)%
Return after taxes on distributions and sale of fund shares	(28.48)%	0.49%	(0.98)%
MSCI EAFE Index (net)(1)	(43.38)%	1.66%	0.80%

(1)  The MSCI EAFE Index (net) is an index of stocks from 21 countries designed to measure the investment returns of developed economies outside of North America. Dividends are reinvested after the deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Investors should note that indices do not reflect the deduction of fees and expenses.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.79%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.43%
Total annual fund operating expenses	1.22%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the level shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$275	$844	$1,440	$3,051

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Investment objective, strategies and risks

Fund objective

Capital appreciation.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities that are tied economically to emerging market countries. Such investments may include equity securities issued by companies domiciled in emerging market countries. The fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies. However, countries included in this index may be considered emerging markets based on current political and economic factors. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may invest, to a limited extent, in bonds, including up to 10% of its total assets in bonds that are below investment grade. Below investment grade securities are commonly known as "junk bonds." The fund may also invest, to a limited extent, in securities of other investment companies that invest in emerging markets. The fund may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Mondrian Investment Partners Limited ("Mondrian") and Gartmore Global Partners ("GGP") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its segment of the fund's assets, Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle. The center of the research effort is a value-oriented dividend discount methodology toward individual securities and market analysis that identifies value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In an international portfolio, currency returns can be an integral component of an investment's total return. Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectation. Share prices usually reflect what the market expects. GGP seeks out companies where it believes the market has underestimated the prospects for earnings potential. Just as importantly, GGP attempts to avoid those companies where future earnings are likely to disappoint.

GGP generates proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are believed to be better or worse than the market's consensus. GGP aims to provide strong performance by investing in companies where it believes the market has underestimated the prospects for earnings potential. The heart of GGP's investment strategy focuses on identifying the potential for unexpected earnings by the stringent analysis of strategic factors, industry dynamics, and the assessment of individual company franchises.

GGP adopts a team based active management approach focusing on bottom-up stock picking within a risk-controlled environment. Risk is an integral part of

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GGP's process and is managed on four levels: stock, sector, country and portfolio level.

In making decisions on whether to buy or sell a security, GGP is not limited by the turnover rate of the fund. GGP may engage in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Foreign currency risk—The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

•  Geographic concentration risk—To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Interest rate risk—The value of the fund's bond investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single

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issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Investment company risk—Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

•  Foreign custody risk—The fund, when investing in foreign securities, may hold such securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Mondrian assumed day-to-day management of a portion of the fund's assets on September 28, 2004. GGP assumed day-to-day management of a separate portion of the fund's assets on August 2, 2002.

Total return

Total return January 1 - September 30, 2009: 53.67%

Best quarter during calendar years shown: 4th quarter, 2001: 27.56%

Worst quarter during calendar years shown: 4th quarter, 2008: (28.35)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	(52.54)%	4.03%	3.61%
Return after taxes on distributions	(54.70)%	1.93%	2.55%
Return after taxes on distributions and sale of fund shares	(31.11)%	3.89%	3.36%
MSCI Emerging Markets Index(1)	(53.18)%	8.02%	9.31%

(1)  The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America, and the Pacific Basin. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	1.00%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.97%
Total annual fund operating expenses	1.97%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the level shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$350	$1,065	$1,803	$3,747

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Investment objective, strategies and risks

Fund objective

Total return.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in real estate investment trusts ("REITs") and other real-estate related securities. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies in the real estate industry. Such securities may include common shares, preferred shares and units of beneficial interest in real estate companies (inclusive of REITs).

The fund will consider real estate securities to be those securities issued by companies principally engaged in the real estate industry, defined to mean those companies which (i) derive at least 50% of their revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities or (ii) invest at least 50% of their assets in such real estate.

The fund may invest in the securities of issuers located in a number of different countries throughout the world. Under normal market circumstances, the fund will maintain exposure to real estate related securities of issuers in the United States and in at least three countries outside the United States. The amount invested outside the United States may vary, and at any given time, the fund might or might not have a significant exposure to non-US securities depending upon the investment advisor's investment decisions.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. ING Clarion Real Estate Securities, LLC ("ING CRES") and Brookfield Investment Management Inc. ("Brookfield") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

In managing its portion of the fund's assets, ING CRES uses a multi-step investment process for constructing the investment portfolio. This process combines top-down region and sector allocation with bottom-up individual stock selection. First, ING CRES selects property sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private real estate market trends and conditions. Second, ING CRES uses a proprietary valuation process in an effort to identify investments with superior current income and growth potential relative to their peers. This process includes the analysis of several factors, categorized broadly within three groupings: (i) value and property; (ii) capital structure; and (iii) management and strategy.

In managing its portion of the fund's assets, Brookfield intends to achieve total returns by investing in a diversified portfolio of global securities of companies primarily in the real estate industry, including real estate investment trusts, real estate operating companies, companies whose value is significantly affected by the value of such companies' real estate holdings, and related entities and structures. Real estate operating companies and related entities and structures include: (i) traditional real estate companies whose primary business is the ownership, operation and development of commercial and residential real estate; (ii) those companies whose value is, in the judgment of Brookfield, significantly affected by the value of such companies' real estate holdings; and (iii) non-traditional real estate companies, such as homebuilders and infrastructure companies, and asset-rich companies that own significant real estate assets, although their primary business might not be the ownership of real estate.

Brookfield utilizes a fundamental, bottom-up, value-based stock selection methodology. In the long term, Brookfield believes that a company's value is largely determined by a combination of the value of its underlying assets and the related cash flows and the strength of its management team. In the short term, however, Brookfield believes that real estate stocks are often mispriced because a range of stock market factors can influence share prices and cause divergence from their long-term fair value, in which

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case Brookfield may take advantage of these short-term opportunities.

The fund may engage in "short-selling." When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the fund borrows a security, it must post collateral, which can consist of either securities or cash. If the fund uses cash as collateral, it may earn interest income on the cash set aside to secure its obligations. The interest income may be sufficient to offset certain costs related to short sales, such as "dividend expense." Dividend expense arises when a short seller such as the fund makes a payment to the buyer of the security sold short in lieu of the dividend normally received on the shares that have been sold short. Dividend expense can vary depending upon the nature of the securities sold short and the extent to which short selling is utilized. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks, as discussed under "Principal risks."

The fund also may (but is not required to) use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risk.

The fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board of trustees without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Real estate industry risk—An investment in the fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing; variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

•  Real estate investment trust risk—The performance of equity and mortgage REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITs, which specialize in lending money to developers of properties, may be affected by the quality of any credit extended.

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Foreign currency risk—The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases

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in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. Some or all of the securities in which the fund invests may be illiquid when purchased or subsequently may become illiquid. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Interest rate risk—The value of the fund's investments generally will fall when interest rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Non-diversification risk—The fund is a non-diversified investment company, which means that the fund may invest more of its assets in the securities of a single issuer than a diversified investment company. This may make the value of the fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  Sector risk—Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

•  Short sales risk—The fund may engage in short sales involving the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss.

•  Foreign custody risk—The fund, when investing in foreign securities, may hold such securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while

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designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund's performance for the past year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total return shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to November 17, 2009, which is the date on which ING CRES and Brookfield each assumed day-to-day management of a separate portion of the fund's assets. Prior to that, another investment advisor was responsible for managing the fund's assets.

Total return (2008 is Class P's first full calendar year of operations)

Total return January 1 - September 30, 2009: 22.82%

Best quarter during calendar year shown: 1st quarter, 2008: (6.44)%

Worst quarter during calendar year shown: 4th quarter, 2008: (33.20)%

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UBS PACE® Global Real Estate Securities Investments

Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class
Class P (1/22/07) Return before taxes	(50.19)%	(34.01)%
Return after taxes on distributions	(50.52)%	(34.63)%
Return after taxes on distributions and sale of fund shares	(32.62)%	(28.17)%
FTSE EPRA/NAREIT Developed Index(1)	(47.72)%	(32.02)%
FTSE NAREIT Equity REIT Index(2)	(37.73)%	(29.66)%

(1)  The FTSE EPRA/NAREIT Developed Index (formerly known as the FTSE EPRA/NAREIT Global Real Estate Index) is designed to track the performance of listed real estate companies and real estate investment trusts ("REITs") worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and exchange traded funds. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)  The FTSE NAREIT Equity REIT Index is an unmanaged market weighted index of publicly traded US equity REITs. Equity REITs include those firms that own, manage and lease investment grade commercial real estate. A company is classified as an Equity REIT if 75% or more of its gross invested book assets is invested in real property. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	0.70%
Distribution and/or service (12b-1) fees	None
Other expenses**	1.47%
Total annual fund operating expenses	2.17%
Less management fee waiver/expense reimbursements***	0.97%
Net expenses***	1.20%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$273	$1,034	$1,815	$3,861

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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Investment objective, strategies and risks

Fund objective

Long-term capital appreciation.

Principal investment strategies

UBS PACE® Alternative Strategies Investments has a broad investment mandate that permits the fund to invest in a wide range of equity, fixed income and derivative securities in pursuing its investment objective. The fund invests in equity securities of US and non-US companies of various market capitalizations. The fund also invests in fixed income securities issued by companies and government and supranational entities around the world. The fund expects to invest extensively in derivative instruments, including those that provide exposure to commodities and commodity indices.

The fund may invest in a number of different countries throughout the world, including the United States. The fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors.

The fund may engage in "short-selling." When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. When the fund borrows a security, it must post collateral, which can consist of either securities or cash. If the fund uses cash as collateral, it may earn interest income on the cash set aside to secure its obligations. The interest income may be sufficient to offset certain costs related to short sales, such as "dividend expense." Dividend expense arises when a short seller such as the fund makes a payment to the buyer of the security sold short in lieu of the dividend normally received on the shares that have been sold short. Dividend expense can vary depending upon the nature of the securities sold short and the extent to which short selling is utilized. Although dividend expense and other costs of short selling are reflected under "Annual fund operating expenses" provided below, the expense information does not reflect the offsetting benefit of interest income, if any, and is based upon historical information. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks, as discussed under "Principal risks."

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisor(s) for the fund, subject to approval of the fund's board. Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), Goldman Sachs Asset Management, L.P. ("GSAM") and First Quadrant L.P. ("First Quadrant") currently serve as the fund's investment advisors. The allocation of the fund's assets between investment advisors who employ investment strategies is designed to achieve long-term capital appreciation while having a low correlation to traditional equity and fixed income asset classes. The relative value of each investment advisor's share of the fund's assets may change over time.

Analytic Investors, Wellington Management, GSAM and First Quadrant employ the following portfolio management strategies:

•  Long/Short Global Equity Strategy (Analytic Investors);

•  Opportunistic Equity Plus Alpha Strategy (Wellington Management);

•  Global LIBOR Plus Strategy (GSAM); and

•  Global Macro Strategy (First Quadrant).

Subject to approval by the fund's board of trustees, UBS Global AM may in the future allocate assets to additional or different investment advisors to employ other portfolio management strategies. Such other strategies may include, among others, fixed income arbitrage and convertible equity strategies. UBS Global AM also may utilize additional or changes to investment strategies with the current investment advisors subject to the oversight of the fund's board of trustees.

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Long/short global equity strategy—Analytic Investors employs a long/short global equity strategy. This strategy is implemented by taking long and short positions of equity securities publicly traded in the United States and in foreign markets both by direct equity investment and through derivatives. The fund buys securities "long" that Analytic Investors believes will out-perform the market, and sells securities "short" that Analytic believes will under-perform the market. This is, however, not a market neutral strategy.

The fund's long-short exposure will vary over time based on Analytic Investors' assessment of market conditions and other factors. Analytic Investors may increase the fund's short equity exposure when it believes that market conditions are particularly favorable for a short strategy, such as during periods of modest gains and moderate volatility in the global equity markets, or when the market is considered to be overvalued.

Opportunistic equity plus alpha strategy—Wellington Management employs an "opportunistic equity plus alpha strategy." This strategy is implemented by opportunistically seeking non-core equity exposures (i.e., exposures generally outside of core investments such as non-US small cap, emerging markets equity and sector exposures) that Wellington Management believes are attractively valued, have positive structural characteristics in the current market environment or are expected to benefit from anticipated economic cycles. In addition to the non-core equity exposures, Wellington Management may employ other investment approaches, for example, by allocating assets to fixed income securities or other non-equity investments, that are expected to beat their respective benchmarks over time. These allocations represent the "plus alpha" portion of the overall investment strategy; however, there is no guarantee that these other approaches will be successful.

In pursuing its opportunistic equity alpha plus strategy, Wellington Management may buy and sell, directly or indirectly, listed or unlisted equity and fixed income securities issued by entities around the world, as well as derivative instruments. These equity securities may include, but are not limited to, common stock, convertible securities, REITs (i.e., shares of real estate investment trusts), ADRs (i.e., American Depositary Receipts) and other depositary securities. Fixed income securities may include, but are not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed income securities. These debt obligations may be denominated in US dollars or other currencies, and may include non-investment grade and emerging market debt issues.

Wellington Management also may buy or sell: ETFs (i.e., exchange-traded funds); equity-index, interest rate, credit and fixed income index futures; options and options on futures; forward contracts; structured notes; swaps and swap options; and over-the-counter and other derivatives related to countries, industries, broad-market indices, or similar groups of securities. The fund may also buy and sell derivatives related to individual commodities or groups of commodities, and to individual currencies or groups of currencies. The fund may buy and sell instruments associated with other asset classes. Specific components of the strategy are expected to change over time.

Global macro strategy—First Quadrant employs a "global macro strategy," pursuant to which it seeks consistent returns. This strategy is implemented by combining several different complex investment techniques. With its assessment of the cyclical nature of risks, First Quadrant uses a "tactical risk allocation" approach which increases investment risk where it believes opportunities for risk-adjusted profit are high and attempts to lower market risks when it believes gains have been realized and future gains are unlikely.

First Quadrant's global macro strategy also reflects its views on the global markets, based on its belief that the global equity, bond, and currency markets are mutually dependent. To implement its strategy, First Quadrant assesses the combination of local market and economic factors as well as global equity, fixed income or currency market factors and attempts to capture inefficiencies in those markets. As a result, a change in the price of a stock or fixed income market, or a change in a currency exchange rate in one market, may influence a decision to take, or adjust,

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derivatives positions in other instruments that are tied to other markets or other market types.

First Quadrant's global macro strategy is mostly based on the use of derivatives, and First Quadrant seldom holds securities "long." It uses exchange traded futures on global equity indices and government bonds, forwards, swaps and exchange traded options such as options on indices. By using derivatives as its principal means of implementing its strategy, First Quadrant intends to quickly and efficiently gain market exposure to equity securities, fixed income securities, and foreign currencies, and seeks to take advantage of value (and to reduce exposure to certain risks) that First Quadrant identifies in the global equity, bond, and currency markets.

The fund may hold cash or invest its cash balances at such times and in any investments deemed appropriate by First Quadrant, including without limitation cash equivalents and short-term investments, in order to cover the derivative transactions or otherwise in the discretion of First Quadrant. These instruments may include, without limitation, money market instruments and other short-term debt obligations, shares of money market collective investment funds, and repurchase agreements with banks and broker-dealers.

Global LIBOR Plus strategy—GSAM will seek to employ a number of diverse investment strategies and will also seek to allocate capital tactically to the strategies which it believes will offer the best opportunities at a given point in time in a given market or sector. The portion of the fund managed by GSAM focuses mainly on the global fixed income and currency markets, across various investment grade and sub-investment grade sectors. GSAM, in particular, may use certain techniques, through the use of financial derivative instruments, which may result in both net long and net short exposures in, amongst other things, interest rates, credit and currencies, and other permitted investments as part of its general investment policy, to generate returns and/or for hedging purposes. A "net short" or "net long" position reflects how a particular position is tied economically to changes in interest rates, credit risk valuation or relative valuation of different currencies.

GSAM is expected to invest its segment of the fund mainly in currencies, fixed income securities and financial derivative instruments. Fixed income securities may include, but are not limited to, government bonds, government agency bonds, supranational bonds, asset-backed securities, mortgage-backed securities, corporate bonds (including corporate high yield bonds) and emerging market debt. The fund may engage in derivative transactions including, but not limited to, swaps (including interest rate swaps, credit default swaps and total return swaps), futures contracts, options, foreign currency forward contracts as well as engaging in reverse repurchase agreements, and other transactions involving currency and interest rate hedging, security hedging or other strategies to manage risk relating to the fund's investments, to leverage the fund and to expose the fund to certain markets or securities.

The fund may hold cash or invest its cash balances at such times and in any instruments deemed appropriate by GSAM, including without limitation cash-equivalents and short-term investments, pending allocation of such capital to one or more investment strategies, in order to meet operational needs, for temporary defensive purposes, to maintain liquidity, to fund anticipated redemptions or expenses of the fund or otherwise in the discretion of GSAM. These investments may include money market instruments and other short-term debt obligations, shares of money market collective investment funds, and repurchase agreements with banks and broker-dealers.

Principal risks

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

•  Aggressive investment risk—The fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales (which involve the risk of an unlimited increase in the market value of the security sold short, which could result in a

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theoretically unlimited loss), leverage and derivative transactions, and hedging strategies.

•  Arbitrage trading risk—The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

•  Credit risk—Corporate and securitized fixed income (including asset-backed and mortgage-backed securities) issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality fixed income securities than for fixed income securities that are investment grade.

•  Derivatives risk—The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

•  Swap agreement risk—The fund may enter into credit, total return, equity, interest rate, index and currency swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

•  Equity risk—Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

•  Foreign currency risk—The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

•  Foreign investing and emerging markets risks—The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

•  High yield securities risk—Lower-rated securities are subject to higher risks than investment grade securities, including greater price volatility and a greater risk of loss of principal and non-payment of interest. Issuers of such securities are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

•  Illiquidity risk—The fund may hold securities that trade in lower volumes and securities that may be less liquid than other securities. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from being able to take advantage of other investment opportunities.

•  Interest rate risk—The value of the fund's fixed income investments generally will fall when interest

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rates rise. Some bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

•  Leverage risk—Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

•  Limited capitalization risk—Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

•  Market risk—The market value of the fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or section of the economy, or it may affect the market as a whole.

•  Non-diversification risk—The fund is a non-diversified investment company, which means that the fund may invest more of its assets in the securities of a single issuer than a diversified investment company. This may make the value of the fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  Sector risk—Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

•  Short sales risk—The fund may engage in short sales involving the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss.

•  Structured security risk—The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that a fund's investment advisors did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

•  Valuation risk—During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the fund's portfolio, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund's manager and investment advisors may play a greater role in the valuation of the fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the fund to accurately assign a daily value to such securities.

•  Portfolio turnover risk—The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

•  Municipal bond risk—Municipal bonds are subject to interest rate, credit, illiquidity and market risks. The ability of a municipal issuer to make payments and the value of municipal bonds can be significantly affected by uncertainties in the municipal bond market related to litigation, federal and state legislation, taxation or other political events, the strength of the local or national economy, or the bankruptcy of an issuer.

•  Management risk—An investment advisor's judgment about whether securities acquired by the fund will increase or decrease in value may prove to be incorrect. There also is the risk that the investment strategies, techniques and risk analyses

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employed by an investment advisor, while designed to enhance potential returns, may not produce the desired results.

More information about risks of an investment in the fund is provided in the section entitled "More about risks and investment strategies."

Other information

•  Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total return shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods. The table does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index, which is unmanaged and, therefore, does not include any fees, expenses or, in certain instances, taxes.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to September 11, 2007, which is the date on which GSAM assumed day-to-day management of a portion of the fund's assets. Analytic Investors and Wellington Management each has been responsible for the day-to-day management of a separate portion of the fund's assets since inception of the fund. First Quadrant assumed day-to-day management of a separate portion of the fund's assets on April 8, 2009.

Total return (2007 is Class P's first full calendar year of operations)

Total return January 1 - September 30, 2009: 9.08%

Best quarter during calendar years shown: 2nd quarter, 2007: 4.77%

Worst quarter during calendar years shown: 3rd quarter, 2008: (11.93)%

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Average annual total returns

(for the periods ended December 31, 2008)

Class (inception date)	1 year	Life of Class
Class P (4/10/06) Return before taxes	(25.20)%	(6.68)%
Return after taxes on distributions	(25.36)%	(7.05)%
Return after taxes on distributions and sale of fund shares	(16.16)%	(5.73)%
MSCI World Free Index (net)(1)	(40.71)%	(12.21)%
Barclays Capital Global Aggregate Index(2)	4.79%	7.14%
US Consumer Price Index (CPI)(3)	0.09%	1.60%

(1)  The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of December 2008, the index consisted of 23 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Investors should note that indices do not reflect the deduction of fees and expenses. Life of class performance for the MSCI World Free Index (net) is as of the month-end after the inception date of Class P.

(2)  The Barclays Capital Global Aggregate Index (formerly known as the Lehman Brothers Global Aggregate Index) is a broad-based, market capitalization-weighted index which measures the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. Life of class performance for the Barclays Capital Global Aggregate Index is as of the month-end after the inception date of Class P.

(3)  The US Consumer Price Index (CPI) produces monthly data on changes in the prices paid by urban consumers for a representative basket of goods and services. The Index is calculated by the Bureau of Labor Statistics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. Life of class performance for the US Consumer Price Index (CPI) is as of the month-end after the inception date of Class P.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	1.50%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)†	1.00%

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees	1.30%
Distribution and/or service (12b-1) fees	None
Other expenses
Miscellaneous expenses**	0.41%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short‡	0.25%
Total other expenses	0.66%
Total annual fund operating expenses	1.96%
Less management fee waiver/expense reimbursements***	0.01%
Net expenses***	1.95%

*  Please note that the annual fund operating expenses presented are based on the fund's average net assets during the fund's most recent fiscal year ended prior to the date of this prospectus. As the fund's net assets become higher or lower than the average during the current fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**  Includes an administration fee of 0.10% paid by the fund to UBS Global AM.

***  The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2010 (excluding dividend expense, borrowing costs and interest expense, if any) would not exceed 1.70%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses under the preceding sentence to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap.

†  Please see the section entitled "Managing your fund account—Selling shares—Redemption fee" for additional information concerning the applicability of this redemption fee.

‡  When the fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividend earned on the borrowed security. These dividend payments are investment related expenses of the fund.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the levels shown in the table above, except for the period when the fund's expenses are lower due to its fee waiver/expense reimbursement agreement with UBS Global AM.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year*	3 years	5 years	10 years
$348	$1,061	$1,797	$3,738

*  The costs under the 1 year estimate reflect a fee waiver/expense reimbursement agreement between UBS Global AM and the fund to limit the fund's ordinary total annual operating expenses to the net expense level shown in the fee table. The costs under the 3, 5 and 10 year estimates assume that the fee waiver/expense reimbursement agreement is in effect only for the first year. As long as a fee waiver/expense reimbursement agreement is in effect, your costs may be lower than the amounts shown above under the 3, 5 and 10 year estimates.

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More about risks and investment strategies

Principal risks

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment objective, strategies and risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Aggressive investment risk. UBS PACE® Alternative Strategies Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales (which involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. An investment manager may also employ hedging strategies. There is no assurance that hedging strategies will protect against losses or perform better than non-hedging, that hedging strategies will be successful, or that consistent returns will be received through the use of hedging strategies.

Arbitrage trading risk. The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

Credit risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires. The credit quality of an issuer can change rapidly due to market developments and may affect the ability of UBS PACE® Money Market Investments to maintain a $1.00 share price.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. If an investment advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, a fund might have been in a better position if the fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Derivatives also involve the risk of mispricing or other improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for a fund to lose more than the amount the fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of a fund to sell or otherwise closeout the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, a fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

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Equity risk. The prices of common stocks and other equity securities (and securities convertible into stocks) generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign custody risk. A fund investing in foreign securities may hold such securities and cash with foreign banks, agents and securities depositories that are organized recently or new to the foreign custody business. In some countries, foreign banks, agents and securities depositories may be subject to less regulatory oversight. Further, the laws of certain countries may limit a fund's ability to recover its assets if a foreign bank, agent or securities depository enters into bankruptcy. Additionally, custody expenses often are more expensive outside the United States, which may result in higher operating expenses for a fund. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets.

Foreign investing and emerging markets risks; foreign currency risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the US dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of US and foreign governments or central banks, the imposition of currency controls and speculation. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

Geographic concentration risk. UBS PACE® International Emerging Markets Equity Investments will not necessarily seek to diversify its investments on a geographic basis within the emerging markets category. To the extent the fund concentrates its investments in issuers located in one country or area, it is more susceptible to factors adversely affecting that country or area.

High yield securities risk. National rating agencies typically rate bonds and other fixed income securities. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BBB or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Illiquidity risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small-and mid-sized US companies, high-yield securities, convertible securities, unrated debt and convertible securities, certain derivatives, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A fund could lose money if it cannot sell securities at the time and price that would be most beneficial to the fund.

Index strategy risk. Performance of the portion of UBS PACE® Large Co Growth Equity Investments managed by SSgA FM may deviate from that of an index

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because of SSgA FM's investment decisions, shareholder purchases and sales of shares, which can occur daily, and because of fees and expenses borne by the fund.

Initial public offerings risk. Certain funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPO), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. Further, the absence of a prior public market, unseasoned trading, the small number of shares usually available for trading or the possibility of dilution of share value by issuance of additional shares may affect the market value of IPO shares. The market for IPO shares has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.

Interest rate risk. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Interest rate risk is the primary source of risk for US government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. A fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

Investment company risk. Investments in open- or closed-end investment companies, including exchange-traded funds, involve certain risks, including market risk and the risks arising from the investments made by the investment companies. Further, shares of other investment companies are subject to management fees and other expenses of those companies, and a fund indirectly will bear its proportionate share of the expenses of those companies. The purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Leverage risk. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. UBS PACE® Government Securities Fixed Income Investments and UBS PACE® Strategic Fixed Income Investments, which use leverage by investing in when-issued and delayed delivery bonds, attempt to limit the potential magnifying effect of the leverage by managing their portfolio duration.

Limited capitalization risk. Securities of mid and small capitalization companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid and small capitalization companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all of these risks are greater for small cap companies than for mid cap companies.

Liquidity risk. UBS PACE® Money Market Investments invests in a diversified portfolio of high quality money market instruments. However, an investment may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a

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lower price or may not be able to sell the instrument at all. The inability to sell an instrument could adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk. An investment advisor's judgment about whether securities acquired by a fund will increase or decrease in value may prove to be incorrect. For example, an investment advisor can take long positions in securities with the expectation that they subsequently will outperform the market and short positions in securities with the expectation that they subsequently will underperform the market, but the investment advisor's expectations may not be realized, resulting in losses to a fund.

Further, there is the risk that the investment strategies, techniques and risk analyses employed by an investment advisor, while designed to enhance returns, may not produce the desired results. An investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund. Also, in some cases, derivatives or other investments may be unavailable or an investment advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to a fund.

Market risk. The market value of a fund's investments may fluctuate as the stock and bond markets fluctuate. Market risk, sometimes dramatically or unpredictably, may affect a single issuer, industry, section of the economy or geographic region, or it may affect the market as a whole. Volatility of financial markets can expose a fund to greater market risk, possibly resulting in greater illiquidity and valuation risks. Additionally, market conditions, legislative, regulatory, or tax developments may affect the investment techniques available to an investment advisor in connection with managing a fund and may result in increased regulation of a fund or investment and, in turn, may adversely affect the ability of a fund to achieve its investment objective and the fund's performance.

Municipal bond risk. Municipal bonds are subject to interest rate, credit, illiquidity and market risks. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal bond market, including litigation, the strength of the local or national economy, the issuer's ability to raise revenues through tax or other means, and the bankruptcy of the issuer affecting the rights of municipal bond holders. In particular, the municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund's dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events can cause the value of the municipal bonds held by a fund to fall and might adversely affect the tax-exempt status of a fund's investments or of the dividends that a fund pays.

Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. In addition, changes in the financial condition of municipal insurers can affect the overall municipal bond market, and market conditions directly may impact the liquidity and valuation of municipal bonds. Further, unlike many other types of securities, offerings of municipal securities traditionally have not been subject to regulation by, or registration with, the SEC, resulting in a relative lack of information about certain issuers of municipal bonds.

Non-diversification risk. UBS PACE® Intermediate Fixed Income Investments, UBS PACE® Global Fixed Income Investments, UBS PACE® Global Real Estate Securities Investments and UBS PACE® Alternative Strategies Investments are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a diversified fund.

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Portfolio turnover risk. A fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate generally involves greater expenses to a fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Prepayment risk. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

Real estate industry risk. UBS PACE® Global Real Estate Securities Investments concentrates its investments in the real estate industry. Concentration in the real estate industry will subject the fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur that significantly affect the entire real estate industry and, thus, may subject the fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the fund will generally be subject to risks associated with direct ownership of real estate. These risks include decreases in real estate value or fluctuations in rental income caused by a variety of factors, condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Because of the fund's strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in a single industry. Investments in the real estate industry that include investments in mortgage-backed securities may be subject to a high degree of credit risk, valuation risk and liquidity risk. These risks may be higher if the securities are backed by subprime mortgages.

Real estate investment trust risk. Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well each REIT manages the properties it owns. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties. Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended. The fund attempts to manage these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

Related securities concentration risk. UBS PACE® Municipal Fixed Income Investments may invest more than 25% of its total assets in municipal bonds that are issued by public housing authorities and state and local housing finance authorities. Economic, business or political developments or changes that affect one municipal bond in this sector also may affect other municipal bonds in the same sector. As a result, the fund is subject to greater risk than a fund that does not follow this practice.

Sector risk. UBS PACE® Large Co Growth Equity Investments, UBS PACE® Small/Medium Co Growth Equity Investments, UBS PACE® Global Real Estate Securities Investments and UBS PACE® Alternative Strategies Investments each may invest a significant portion of its assets in the stocks of companies in various economic sectors. Because each of these funds may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments. For example, individual issuers

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within the technology sector, as well as the techology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits and competition from new market entrants.

Short sales risk. There are certain unique risks associated with the use of short sales strategies. When selling a security short, a fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. A fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that a fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required a fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the sale security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that a fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. In addition, a fund may incur transaction costs, including interest expenses in connection with opening, maintaining and closing short sales. Government actions also may affect a fund's ability to engage in short selling.

Swap agreement risk. A fund may enter into swap agreements, including credit, total return equity, interest rate, index and currency rate swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the returns on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a fund may experience delays in payment or loss if the counterparty fails to perform under the contract.

US Government securities risk. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. These securities have the lowest credit risk, along with the US government securities that are supported by the full faith and credit of the United States (but not issued by the US Treasury), such as securities issued by the Federal Housing Administration and Ginnie Mae (formally known as Government National Mortgage Association or GNMA). Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as Freddie Mac (formally known as Federal Home Loan Mortgage Corporation or FHLMC), Fannie Mae (formally known as Federal National Mortgage Association or FNMA), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government. Freddie Mac and Fannie Mae historically were agencies sponsored by

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the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac's and Fannie Mae's securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency ("FHFA") placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Valuation risk. During periods of reduced market liquidity or in the absence of readily available market quotations for securities in a fund's portfolio, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund may play a greater role in the valuation of the fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the fund to accurately assign a daily value to such securities.

Additional risks

Securities lending risk. Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, a fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund's lending agent.

Structured security risk. The funds, including UBS PACE® Money Market Investments, may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that a fund's investment advisor(s) did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Additional information about investment strategies

Cash reserves; defensive positions. UBS PACE® Money Market Investments invests exclusively in money market instruments. Each of the other funds may invest to a limited extent in money market instruments as a cash reserve for liquidity or other purposes. UBS PACE® Municipal Fixed Income Investments may invest to a limited extent in taxable money market instruments for liquidity purposes when suitable municipal money market instruments are not available.

As vehicles to implement long-term investment strategies, each fund is normally fully invested in accordance with its investment objective and policies. However, with the concurrence of UBS Global AM, a fund may take a defensive position that is different from its normal investment strategy to protect itself from adverse market conditions. This means that a fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments, including (for funds that are authorized to invest outside the United States) money market instruments that are denominated in foreign currencies. In addition, each fund may increase its cash reserves to facilitate the transition to the investment style and strategies of a new investment advisor. Because these investments provide relatively low income, a defensive or transition position may not be consistent with achieving a fund's investment objective.

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In addition, the funds listed below may make the following temporary investments for defensive purposes:

•  UBS PACE® Municipal Fixed Income Investments may invest without limit in certain taxable securities.

•  UBS PACE® Global Fixed Income Investments may invest in securities of only one country, including the United States.

•  UBS PACE® International Equity Investments may invest without limit in bonds that are traded in the United States and in foreign markets.

Portfolio turnover. Each fund (other than UBS PACE® Money Market Investments) may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs and may negatively impact fund performance.

The funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund's distributions may have on shareholders.

UBS PACE® Money Market Investments. Like all money market funds, UBS PACE® Money Market Investments is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based on its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Name-linked investment policies. As noted above, most funds have an investment policy of investing at least 80% of their net assets in the type of investment suggested by their names; in most cases, this policy may be changed by the fund's board of trustees ("board") without shareholder approval. However, these funds have also adopted a policy to provide their shareholders with at least 60 days' prior written notice of any change to their 80% investment policy. UBS PACE® Municipal Fixed Income Investments' investment policy of investing at least 80% of its net assets in municipal fixed income securities, the income from which is exempt from regular federal income tax, may not be changed without approval of the fund's shareholders. (UBS PACE® Money Market Investments and UBS PACE® Alternative Strategies Investments are not required to adopt an 80% investment policy and have not done so.)

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Managing your fund account

Buying shares

If you are a participant in the PACESM Select Advisors Program, you may buy Class P shares of the funds through a managed account maintained with UBS Financial Services Inc.

You must make payment for fund shares by check made payable to UBS Financial Services Inc. Your payment is due no later than the first business day after the order is placed. You may not place an order until you have completed the Investor Profile Questionnaire for the PACE Select Advisors Program (described below), reviewed the resulting analysis, made the asset allocation decision and executed the necessary PACE Select Advisors Program documentation. Your Financial Advisor is responsible for promptly forwarding your order to UBS Financial Services Inc.'s headquarters.

The Trust, UBS Financial Services Inc. and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

The minimum initial aggregate investment in the Trust is $10,000. Any subsequent investment in the Trust must be at least $500. The Trust may vary these minimums.

If you are no longer a participant in the PACESM Select Advisors Program, you may not buy any additional Class P shares of the funds (except through dividend reinvestments). However, you may continue to hold your Class P shares of the funds (other than UBS PACE® Money Market Investments), though you no longer will be entitled to the services described in the section "The PACESM Select Advisors Program" below.

Additional compensation to affiliated dealer

UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of fund shares (except in connection with assets in certain retirement related accounts):

•  a monthly retention fee at the annual rate of 0.10% of the value of shares of an equity fund and 0.075% of the value of shares of a fixed income fund that are held in a UBS Financial Services Inc. account at month-end. For purposes of this paragraph UBS PACE® Alternative Strategies Investments is considered an equity fund. These payments do not apply to shares of UBS PACE® Money Market Investments.

The foregoing payments are made by UBS Global AM (US) out of its own resources. These payments are often referred to as "revenue sharing."

The PACESM Select Advisors Program

The PACESM Select Advisors Program is an investment advisory service pursuant to which UBS Financial Services Inc. provides you with personalized investment allocation recommendations. UBS Financial Services Inc. does not have any investment discretion over your PACE Select Advisors Program account. You will make all the investment decisions.

Under the PACE Select Advisors Program, your Financial Advisor assists you in:

•  identifying your financial characteristics, including your risk tolerance and investment objectives; and

•  completing an Investor Profile Questionnaire, which you may update from time to time with your Financial Advisor's assistance.

UBS Financial Services Inc. uses an investment profile evaluation and asset allocation methodology to translate this information into a suggested allocation of your assets among different funds. Your Financial Advisor presents the recommended allocation to you initially and reviews the PACE Select Advisors Program account with you at least annually. Your Financial Advisor also may, if you so request, review with you the monthly account statements and other information, such as quarterly performance data. Your Financial Advisor also monitors any changes in your financial characteristics that you identify through a revised Investor Profile Questionnaire and communicates these changes to UBS Financial Services Inc. for reevaluation of your investment profile.

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You may direct your Financial Advisor to automatically rebalance your PACE Select Advisors Program account on a quarterly basis to assure that any deviation from the designated allocation among the funds does not exceed a specified threshold.

Investors who no longer participate in the PACESM Select Advisors Program but continue to hold Class P shares will not be entitled to any of the services described in this section.

PACE Program Fee

For the services provided to you under the PACE Select Advisors Program, you will pay UBS Financial Services Inc. a quarterly Program Fee at an annual rate of up to 1.50% of the value of the shares of the funds held in your account under the PACE Select Advisors Program. This quarterly fee is generally charged to your UBS Financial Services Inc. account. The Program Fee may be reduced for:

•  certain Individual Retirement Accounts,

•  retirement plans for self-employed individuals and

•  employee benefit plans that are subject to the Employee Retirement Income Security Act of 1974.

For these participants, UBS Financial Services Inc. may provide different services than those described above and may charge different fees. These participants also may make arrangements to pay the quarterly fee separately. In addition, Trustees of the Trust, employees of UBS Global AM and UBS Financial Services Inc. and their family members who maintain an "employee-related" account at UBS Financial Services Inc., and trustees or directors of other UBS Global AM mutual funds may participate in the PACE Select Advisors Program at a reduced fee or for no fee.

Program Fees also may be subject to negotiation and may differ based upon the type of account, the size of the account, the amount of PACE Select Advisors Program assets in the account and the number or range of supplementary advisory services to be provided by Financial Advisors, among other factors.

Financial Advisors receive a portion of the PACE Select Advisors Program Fee for the services they provide to participants.

Investors who are fiduciaries for a retirement or employee benefit plan should consider, in a prudent manner, the relationship of the fees to be paid by the plan and the level of services to be provided by UBS Financial Services Inc.

As a PACE Select Advisors Program participant, you may incur greater total fees and expenses than investors purchasing shares of this or similar investment companies without the benefit of these professional asset allocation recommendations.

If you are no longer a participant in the PACESM Select Advisors Program but continue to hold Class P shares of the funds, you will not be subject to the Program Fee.

Selling shares

You can sell your fund shares at any time. If you are a participant in the PACESM Select Advisors Program, you may sell your shares by contacting your Financial Advisor in person or by telephone or mail. Your Financial Advisor is responsible for promptly forwarding your request to UBS Financial Services Inc.'s headquarters. After it receives and accepts your request, UBS Financial Services Inc. repurchases your fund shares. You generally will receive the proceeds of the sale within the first business day after UBS Financial Services Inc. receives the order.

UBS Financial Services Inc. reserves the right not to repurchase your shares. In that case, UBS Financial Services Inc. forwards your request to sell your shares to the funds' transfer agent. In addition, if you are no longer a participant in the PACESM Select Advisors Program, you may contact your financial intermediary or the transfer agent. The transfer agent will sell your shares after you provide it with the following information in writing:

•  Your name and address;

•  The fund's name;

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•  Your account number;

•  The dollar amount or number of shares you want to sell; and

•  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Trust and the transfer agent will not accept signature guarantees that are not a part of these programs.

Sales through the transfer agent may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

It costs the Trust money to maintain shareholder accounts. Therefore, the Trust reserves the right to repurchase all fund shares in any PACE Select Advisors Program account that has a net asset value of less than $7,500. If the Trust elects to do this with your account, it will notify you that you can increase the amount invested to the account minimum in effect at the time the PACE Select Advisors Program account was originally opened or more within 30 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the Trust may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days. Also, if conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities to the extent permitted by law. Additional information is available in the SAI.

Termination of participation in the PACESM Select Advisors Program. Class P shares of the funds are available for purchase exclusively to participants in the PACESM Select Advisors Program. Accordingly, you may buy Class P shares of the funds only if and for as long as you participate in the PACE Select Advisors Program. In the event your participation in the PACESM Select Advisors Program is terminated, you may continue to hold your Class P shares of the funds (except UBS PACE® Money Market Investments); however, you may not buy any additional Class P shares except through dividend reinvestments and you will no longer be entitled to any of the services offered under the Program. If you hold Class P shares of UBS PACE® Money Market Investments, your termination of participation in PACESM Select Advisors Program (other than, in the case of an investor who is a natural person, termination in the Program as a result of that person's death) will result in automatic redemption of the Class P shares of UBS PACE® Money Market Investments. This automatic redemption may have tax consequences to you that you should carefully consider before investing in Class P shares. For further information on automatic redemption, please refer to the PACE Program Agreement.

Additional information about your account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Market timing

UBS PACE® Money Market Investments. Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of

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bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedure for another UBS Global AM fund, please see that fund's prospectus.

All funds except UBS PACE® Money Market Investments. The interests of each fund's long-term shareholders and each fund's ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations—also known as "market timing." Market timing may cause a fund to have difficulty implementing long-term investment strategies, because it would have more difficulty predicting how much cash it would need to have available to meet redemption requests and to invest. Market timing also may force a fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. Market timing also may materially increase a fund's transaction costs or administrative costs. These factors may hurt a fund's performance and its shareholders.

In addition, the nature of a fund's portfolio holdings may allow a shareholder to engage in a short-term trading strategy to take advantage of possible delays between the change in the fund's portfolio holdings and the reflection of that change in the fund's net asset value (often called "arbitrage market timing"). Such a delay may occur if a fund has significant investments in non-US securities, where due to time zone differences, the value of those securities is established some time before the fund calculates it net asset value. In such circumstances, the available market prices for such non-US securities may not accurately reflect the latest indications of value at the time the fund calculates its net asset value. A fund also may be subject to arbitrage market timing because the fund may have significant holdings in smaller cap securities, which may have market prices that do not accurately reflect the latest indications of value of these securities at the time that the fund calculates its net asset value due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices. One of the objectives of the funds' fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing.

Each fund's board has adopted the following policies and procedures with respect to market timing that are designed to discourage, detect and prevent frequent purchases and redemptions of fund shares by fund shareholders. Each fund will reject purchase orders and exchanges into the fund by any person, group or account that UBS Global AM determines to be a market timer. UBS Global AM maintains market timing prevention procedures under which it reviews daily reports from each fund's transfer agent of all accounts that engaged in transactions in fund shares that exceed a specified monetary threshold and effected such transactions within a certain time period to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM will consider the potential harm of the trading or exchange activity to a fund or its shareholders. If UBS Global AM determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the fund. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM will attempt to prohibit the Financial Advisor from making additional purchases of a fund on behalf of its clients.

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Shares of a fund may be held through omnibus account arrangements or insurance company separate accounts, whereby a broker-dealer, investment advisor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with a fund for trading on behalf of its customers or participants. Omnibus accounts are accounts that aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. UBS Global AM reviews purchase and redemption activity in omnibus accounts on a daily basis to seek to identify an unusual pattern of trading activity within a short period of time. If UBS Global AM detects an unusual pattern of trading activity, UBS Global AM will notify the Financial Intermediary of the omnibus account and will request that the Financial Intermediary identify any customer or participant that is engaging in market timing and block the customer or participant from further purchases of fund shares. In the event that the Financial Intermediary cannot identify and block the customer or participant, UBS Global AM will require the Financial Intermediary to block the particular account or plan from further purchases of fund shares.

While each fund will encourage Financial Intermediaries to apply the fund's market timing policies to its customers or participants who invest in the fund through an omnibus account, each fund is limited in its ability to monitor the trading activity or enforce the fund's market timing policies with respect to customers of Financial Intermediaries. For example, although UBS Global AM reviews the trading activity of omnibus accounts, UBS Global AM may not be able to detect market timing that may be facilitated by Financial Intermediaries or made difficult to identify in the omnibus accounts used by those Financial Intermediaries for aggregated purchases, exchanges and redemptions on behalf of their customers or participants.

While each fund will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the fund's efforts may not be completely successful in minimizing or eliminating such trading activity. As a result, some shareholders may still be able to market time to the detriment of existing shareholders in a fund.

Certain types of transactions will also be exempt from the market timing prevention procedures. These exempt transactions are purchases and redemptions through the Automatic Cash Withdrawal Plan, purchases through an automatic investment plan and redemptions by wrap-fee accounts that have an automatic rebalancing feature and that have been identified to the funds' principal underwriter and transfer agent.

Redemption fee

Section applicable to shareholder initiated transactions outside of periodic automatic account rebalancing.

If you sell or exchange Class P shares of a fund (other than UBS PACE® Money Market Investments) less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable fund, not to UBS Global AM or UBS Global Asset Management (US) Inc. The redemption fee is designed to offset the costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee; the redemption fee will not apply to shares of the funds that:

•  are held in certain omnibus accounts of certain financial intermediaries, such as broker-dealers or qualified retirement plans including 401(k), 403(b) or 457 plans or plans administered as college savings programs under Section 529 of the Internal Revenue Code, if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee. However, account holders whose investments in a fund are held in omnibus accounts through certain other financial intermediaries may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms as described in this prospectus but that may differ in certain details. For certain retirement plans treated as omnibus accounts by the funds' transfer agent or principal underwriter, the redemption fee may be charged on participant initiated exchanges or redemptions;

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•  are sold or exchanged under automatic withdrawal plans;

•  are sold due to death or disability of the shareholder; or

•  UBS Global AM, in its sole discretion, deems reasonable, in light of the circumstances.

Pricing and valuation

The price at which you may buy, sell or exchange each fund's shares is based on net asset value per share. Each fund calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund receives your order in good form. If you place your order through a financial institution, your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

UBS PACE® Money Market Investments' net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. UBS PACE® Money Market Investments values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Other funds. Each other fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the board. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities and instruments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities and other instruments which are listed on US and foreign stock exchanges normally are valued at the official market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to UBS Global AM's Global Valuation Committee the responsibility for making fair value determinations with respect to the funds' portfolio holdings. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value the funds' portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors

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may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities or other instruments being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities and other instruments also may be valued based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If a fund concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the fund will use fair value methods to reflect those events. This policy is intended to assure that each fund's net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value," that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global AM, the investment advisor of the funds.

Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security or instrument if it were to sell the security or instrument at approximately the time at which the fund determines its net asset value per share. As a result, a fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Certain funds may invest in securities or instruments that trade primarily in foreign markets that trade on weekends or other days on which the funds do not calculate their net asset value. As a result, the fund's net asset value may change on days when you will not be able to buy and sell your fund shares. Certain securities in which the funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the fund's net asset value. However, if any of the funds determine that such developments are so significant that they will materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what the board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on a fund's Statement of Operations. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

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A fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such investment company will be its net asset value at the time the fund's shares are priced. Each investment company calculates its net asset value based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company's prospectus.

Management

Manager and investment advisors

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation, with offices at One North Wacker Drive, Chicago, IL 60606 and 1285 Avenue of the Americas, New York, NY 10019-6028, is an investment advisor registered with the US Securities and Exchange Commission ("SEC"). As of September 30, 2009, UBS Global AM had approximately $146 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $562 billion in assets under management worldwide as of September 30, 2009. UBS is an internationally diversified organization headquartered in Basel and Zurich, Switzerland, with operations in many areas of the financial services industry.

UBS Global AM provides investment advisory services for UBS PACE® Money Market Investments. UBS Global AM selects investment advisors for the other funds, subject to approval of the Trust's board, and reviews the performance of those investment advisors.

The funds have received an exemptive order from the SEC to permit UBS Global AM, subject to the review and approval of the funds' board, to select and replace investment advisors and to amend the sub-advisory contracts between UBS Global AM and the investment advisors without obtaining shareholder approval. UBS Global AM may adjust allocations among multiple investment advisors of a fund by up to 5% without board approval.

Management and administration fees

UBS Global AM is the administrator of the funds. Each fund pays fees to UBS Global AM for management and administrative services. The annual contract rate for management services varies from 0.25% to 1.30% of a fund's average daily net assets. The annual contract rate for administrative services is 0.10% of each fund's average daily net assets. The following table shows the combined annual fee rate for management and administrative services for each fund:

	Combined management and administrative services fee
	Assets under management	Fee
UBS PACE® Money Market Investments		0.350%
UBS PACE® Government Securities Fixed Income Investments	$0 - $250 million	0.650%
	Above $250 million up to $500 million	0.600%
	Above $500 million up to $750 million	0.575%
	Above $750 million up to $1 billion	0.550%
	Above $1 billion	0.525%

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	Combined management and administrative services fee
	Assets under management	Fee
UBS PACE® Intermediate Fixed Income Investments	$0 - $250 million	0.550%
	Above $250 million up to $500 million	0.500%
	Above $500 million up to $750 million	0.475%
	Above $750 million up to $1 billion	0.450%
	Above $1 billion	0.425%
UBS PACE® Strategic Fixed Income Investments	$0 - $250 million	0.650%
	Above $250 million up to $500 million	0.600%
	Above $500 million up to $750 million	0.575%
	Above $750 million up to $1 billion	0.550%
	Above $1 billion	0.525%
UBS PACE® Municipal Fixed Income Investments	$0 - $250 million	0.550%
	Above $250 million up to $500 million	0.500%
	Above $500 million up to $750 million	0.475%
	Above $750 million up to $1 billion	0.450%
	Above $1 billion	0.425%
UBS PACE® Global Fixed Income Investments	$0 - $500 million	0.750%
	Above $500 million up to $1 billion	0.725%
	Above $1 billion	0.700%
UBS PACE® High Yield Investments	$0 - $500 million	0.800%
	Above $500 million up to $1 billion	0.750%
	Above $1 billion up to $1.5 billion	0.725%
	Above $1.5 billion up to $2 billion	0.700%
	Above $2 billion	0.675%
UBS PACE® Large Co Value Equity Investments	$0 - $250 million	0.800%
	Above $250 million up to $500 million	0.770%
	Above $500 million up to $1 billion	0.730%
	Above $1 billion	0.700%

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	Combined management and administrative services fee
	Assets under management	Fee
UBS PACE® Large Co Growth Equity Investments	$0 - $500 million	0.800%
	Above $500 million up to $1 billion	0.775%
	Above $1 billion up to $1.5 billion	0.750%
	Above $1.5 billion up to $2 billion	0.725%
	Above $2 billion	0.700%
UBS PACE® Small/Medium Co Value Equity Investments	$0 - $500 million	0.800%
	Above $500 million	0.775%
UBS PACE® Small/Medium Co Growth Equity Investments	$0 - $500 million	0.800%
	Above $500 million	0.775%
UBS PACE® International Equity Investments	$0 - $500 million	0.900%
	Above $500 million up to $1 billion	0.875%
	Above $1 billion up to $1.5 billion	0.850%
	Above $1.5 billion up to $2 billion	0.825%
	Above $2 billion	0.800%
UBS PACE® International Emerging Markets Equity Investments	$0 - $500 million	1.100%
	Above $500 million up to $1 billion	1.075%
	Above $1 billion up to $1.5 billion	1.050%
	Above $1.5 billion up to $2 billion	1.025%
	Above $2 billion	1.000%
UBS PACE® Global Real Estate Securities Investments	$0 - $500 million	0.800%
	Above $500 million up to $1 billion	0.750%
	Above $1 billion up to $1.5 billion	0.725%
	Above $1.5 billion up to $2 billion	0.700%
	Above $2 billion	0.675%

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	Combined management and administrative services fee
	Assets under management	Fee
UBS PACE® Alternative Strategies Investments	$0 - $500 million	1.400%
	Above $500 million up to $1 billion	1.350%
	Above $1 billion up to $1.5 billion	1.300%
	Above $1.5 billion up to $2 billion	1.275%
	Above $2 billion	1.250%

During the fiscal year ended July 31, 2009, the funds paid UBS Global AM at the effective rates shown below. In some cases, UBS Global AM waived all or a portion of its fees or the funds were repaying UBS Global AM for previously reimbursed expenses pursuant to fee waiver/expense reimbursement agreements:

UBS PACE® Money Market Investments	0.05%
UBS PACE® Government Securities Fixed Income Investments	0.52%
UBS PACE® Intermediate Fixed Income Investments	0.47%
UBS PACE® Strategic Fixed Income Investments	0.56%
UBS PACE® Municipal Fixed Income Investments	0.49%
UBS PACE® Global Fixed Income Investments	0.60%
UBS PACE® High Yield Investments	0.56%
UBS PACE® Large Co Value Equity Investments	0.76%
UBS PACE® Large Co Growth Equity Investments	0.75%
UBS PACE® Small/Medium Co Value Equity Investments	0.66%
UBS PACE® Small/Medium Co Growth Equity Investments	0.64%
UBS PACE® International Equity Investments	0.89%
UBS PACE® International Emerging Markets Equity Investments	1.10%
UBS PACE® Global Real Estate Securities Investments	0%
UBS PACE® Alternative Strategies Investments	1.38%

A discussion regarding the basis for the board's approval of each fund's investment management/advisory agreement is available in the funds' annual report to shareholders for the fiscal year ended July 31, 2009 or the funds' semiannual report succeeding the annual report, if any, to shareholders.

Investment advisors and portfolio managers

Certain information concerning each fund's investment advisor(s) and portfolio managers (those persons who are primarily responsible for the day-to-day management of the fund's portfolio) is set forth below. The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by each portfolio manager.

UBS PACE® Money Market Investments. UBS Global Asset Management (Americas) Inc. ("UBS Global AM") provides all investment advisory services for this fund. Robert Sabatino, an executive director of UBS Global AM in the short duration fixed income group, is primarily responsible for the fund's day-to-day portfolio management.

UBS PACE® Government Securities Fixed Income Investments and UBS PACE® Strategic Fixed Income Investments. Pacific Investment Management Company LLC ("PIMCO") serves as investment advisor for these funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. On September 30, 2009, PIMCO had approximately $940.4 billion in assets under management. PIMCO is one of the largest fixed income management firms in the United States.

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W. Scott Simon is a Managing Director and a senior member of PIMCO's portfolio management and strategy groups, and head of the mortgage and asset-backed securities teams. He has been primarily responsible for the day-to-day management of UBS PACE® Government Securities Fixed Income Investments since January 2003. He joined the firm in 2000 from Bear Stearns & Co. in New York, where he was a senior managing director and co-head of mortgage-backed securities ("MBS") pass-through trading. He also authored The Daily MBS Commentary. Mr. Simon has seven times been named to positions on the Institutional Investor All-America Fixed-Income Research Team, including first place honors in MBS pass-throughs and overall MBS strategies. He has over twenty years investment experience.

Saumil H. Parikh is an Executive Vice President and generalist portfolio manager of PIMCO. He has been primarily responsible for the day-to-day management of UBS PACE® Strategic Fixed Income Investments since June 2009. Prior to joining PIMCO in 2000, he was a US market economist and strategist with UBS Warburg. He has over 11 years of investment experience.

UBS PACE® Intermediate Fixed Income Investments. BlackRock Financial Management, Inc. ("BlackRock") serves as investment advisor for UBS PACE® Intermediate Fixed Income Investments. BlackRock is located at 40 East 52nd Street, New York, New York 10022. BlackRock is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BlackRock was formed in 1988 and, as of September 30, 2009, had $1.43 trillion in assets under management.

BlackRock uses a team approach in the management of the fund. Matthew Marra and Curtis Arledge have been jointly responsible for the day-to-day management of UBS PACE® Intermediate Fixed Income Investments since July 2002 and January 2009, respectively. BlackRock's Fixed Income Team, using an approach that leverages the individual expertise of the team members, manages the fund utilizing BlackRock's risk management analytics to regularly evaluate the composition of the fund. Portfolio teams are responsible for setting the top-down asset allocation framework for portfolio construction and investment teams are responsible for bottom-up idea generation, including research, analysis, and security selection. The Fixed Income Team consists of over 90 members within the portfolio teams and investment teams, as well as over 40 credit research analysts and substantial quantitative research analysts.

Curtis Arledge, Managing Director and portfolio manager, is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. Mr. Arledge is a member of BlackRock's Leadership Committee. Prior to rejoining BlackRock in 2008, Mr. Arledge was with Wachovia Corporation for 12 years, most recently as Global Head of the Fixed Income Division and a member of the Corporate and Investment Bank's (CIB) Executive and CIB Risk/Return Committees. He had oversight for various business lines in the United States, Europe and Asia, including Leveraged Finance, Investment Grade, Global Rates, Structured Products, Corporate Loan and Commercial Real Estate Portfolios and Financial Institutions Investment Banking. Before serving in this role, Mr. Arledge was head of Fixed Income Trading and, prior to that, head of Structured Products Trading.

Matthew Marra, Managing Director and portfolio manager, is a member of BlackRock's Fixed Income Portfolio Management Group. He is a senior portfolio manager for Core Strategies. Mr. Marra helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts and is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios.

UBS PACE® Municipal Fixed Income Investments. Standish Mellon Asset Management Company LLC ("Standish") serves as investment advisor for UBS PACE® Municipal Fixed Income Investments. Standish is located at BNY Mellon Center, 201 Washington St. Boston, Massachusetts 02108. Standish assumed management of the fund on August 1, 2001. Standish's predecessor was founded in 1933 and, as of September 30, 2009, Standish had over $61 billion in assets under management. Christine L. Todd is primarily responsible for the day-to-day management of the

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fund. She has held her fund responsibilities with either Standish or its predecessor since June 1, 2000. Ms. Todd is an executive vice president of Standish and joined Standish's predecessor in 1995.

UBS PACE® Global Fixed Income Investments. Rogge Global Partners plc ("Rogge Global Partners") serves as the investment advisor for UBS PACE® Global Fixed Income Investments. Rogge Global Partners is located at Sion Hall, 56 Victoria Embankment, London, EC4Y ODZ, England. Rogge Global Partners was organized in 1984 and specializes in global fixed income management. As of September 30, 2009, it had approximately $37.4 billion in assets under management.

Rogge Global Partners uses a team approach in managing the fund's portfolio. The team is led by Olaf Rogge, the chief investment officer of Rogge Global Partners. Mr. Rogge, who founded Rogge Global Partners in 1984, has been managing global investments for more than 25 years and has held his fund responsibilities since the fund's inception in August 1995.

Other members of the team are John Graham, Richard Bell, Adrian James, Malie Conway and Richard Gray. These team members have held their fund responsibilities since August 1995 except for Ms. Conway, who has held her responsibilities since August 1998, and Mr. Gray, who has held his fund responsibilities since April 1999.

Mr. Graham joined Rogge Global Partners in February 1994 and is currently a director, portfolio manager and analyst. Mr. Bell joined Rogge Global Partners in June 1990 and serves as a director, portfolio manager and analyst. Mr. James joined Rogge Global Partners in April 1995 and serves as a director, portfolio manager and analyst.

Ms. Conway joined Rogge Global Partners in 1998 as a portfolio manager in charge of global credit. She was previously a senior portfolio manager at Rothschild Asset Management managing US, global and short-term mandates.

Mr. Gray joined Rogge Global Partners in April 1999 and serves as a portfolio manager and head of emerging markets. He was previously a vice president, emerging debt research of Bank of America (1995-1999).

The investment team is closely integrated, having worked together for several years. All client assets are managed internally by a 15 member investment team, which includes ten portfolio managers/strategists (who conduct their own research), four research analysts and one global economist. The portfolio managers also carry out all trading. Olaf Rogge, Richard Bell, John Graham and Adrian James are responsible for portfolio management and research among the developed government bond markets. Malie Conway, David Butler, Annabel Rudebeck and John Makowske focus on global credit research, with Richard Gray and Jens Moller-Butcher specializing in the emerging markets area. Igor Pikovsky and David Gillard manage portfolio risk management and portfolio implementation strategies, respectively. Michael Barnes is an Assistant Portfolio Manager and Ranjiv Mann researches economic issues.

UBS PACE® High Yield Investments. MacKay Shields LLC ("MacKay Shields"), 9 West 57th Street, New York, New York 10019, serves as the fund's investment advisor. As of September 30, 2009, MacKay Shields had approximately $42 billion in assets under management. MacKay Shields was founded in 1938 and advises primarily mutual funds, pension or profit sharing plans, and other pooled investment vehicles. MacKay Shields has served as the fund's investment advisor since its inception.

MacKay Shields utilizes a team approach in all aspects of investment management decision-making and the development of investment policy, and no single portfolio manager is solely responsible for portfolio strategy, allocation and/or portfolio construction. The portfolio managers who are jointly and primarily responsible for the day-to-day management of UBS PACE® High Yield Investments are Dan Roberts, Senior Managing Director, who leads the high yield team; Taylor Wagenseil, Managing Director and Co-Head of High Yield Portfolio Management; Michael Kimble, Managing Director and Co-Head of High Yield Portfolio Management; and Lou Cohen, Managing Director and Director of Research.

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Messrs. Roberts, Wagenseil, Kimble and Cohen have held their fund responsibilities since its inception. Mr. Roberts joined MacKay Shields in 2004 when the firm acquired the fixed income division of Pareto Partners, where he was the Chief Investment Officer from 2001 and Chief Investment Officer-Fixed Income in 2000. Mr. Kimble joined MacKay Shields in 2004 as Director and Co-Head of High Yield Portfolio Management when MacKay Shields acquired the fixed income division of Pareto Partners, where he was a Managing Director since 2000. Mr. Wagenseil joined MacKay Shields in 2004 as a Director and Co-Head of High Yield Portfolio Management when MacKay Shields acquired the fixed income division of Pareto Partners, where he was a Managing Director since 2000. Mr. Cohen joined MacKay Shields as a Director of Research when the firm acquired Pareto Partners in 2004. Mr. Cohen was a Managing Director at Pareto Partners since 2000. Messrs. Roberts, Wagenseil Kimble and Cohen have been portfolio managers of the fund since its inception.

UBS PACE® Large Co Value Equity Investments. Institutional Capital LLC ("ICAP"), Westwood Management Corp. ("Westwood") and Pzena Investment Management, LLC ("Pzena") serve as investment advisors for UBS PACE® Large Co Value Equity Investments. ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606-1229, and has been in the investment management business since 1970. As of September 30, 2009, ICAP had approximately $14.3 billion in assets under management. ICAP has held its fund responsibilities since July 1, 2000.

The investment decisions for the fund are made through a team approach, with all of the ICAP investments professionals contributing to the process. Jerrold K. Senser and Thomas R. Wenzel are primarily responsible for the day-to-day management of the fund. Messrs. Senser and Wenzel have been managing the portfolio since July 2000.

Jerrold K. Senser is the chief executive officer and chief investment officer of ICAP. Mr. Senser heads the investment committee and is the lead portfolio manager for all of ICAP's investment strategies.

Thomas R. Wenzel is the executive vice president and director of research and is a senior member of the investment committee. Mr. Wenzel serves as a lead portfolio manager for all of ICAP's investment strategies. Mr. Wenzel also leads the firm's investment research efforts with particular emphasis on the financial sector.

Westwood is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201, and has been in the investment management business since 1983. As of September 30, 2009, Westwood had approximately $7.6 billion in assets under management. Susan M. Byrne, Chief Investment Officer and Chairman of the Board of Directors of Westwood since 1983, has over 30 years of experience as a securities analyst and portfolio manager. Ms. Byrne has been primarily responsible for the day-to-day management of Westwood's share of the fund's assets since July 1, 2000.

Pzena is located at 120 West 45th Street, New York, New York 10036. As of September 30, 2009, Pzena had approximately $13.9 billion in assets under management. Richard S. Pzena, John P. Goetz and Antonio DeSpirito, III are primarily responsible for the day-to-day management of the fund. They have held their fund responsibilities since May 2008.

Mr. Pzena, the founder, Managing Principal and Co-Chief Investment Officer of Pzena, serves as co-portfolio manager on each of Pzena's domestic investment strategies and is a member of Pzena's Executive Committee. Prior to forming Pzena in 1995, Mr. Pzena was the Director of U.S. Equity Investments and Chief Research Officer for Sanford C. Bernstein & Company, which he joined in 1986 as an oil industry analyst and was named to the Institutional Investor All America Research Team from 1988-1990. During 1990 and 1991, Mr. Pzena served as Chief Investment Officer, Small Cap Equities, and assumed his broader domestic equity role in 1991.

Mr. Goetz, a Managing Principal and Co-Chief Investment Officer at Pzena, currently serves as co-portfolio manager on each of Pzena's investment strategies and is a member of Pzena's Executive Committee. He was the Director of Research from 1996 through 2005, responsible for building and training the research team.

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Prior to joining Pzena in 1996, Mr. Goetz held a range of key positions at Amoco Corporation for over 14 years, his last as the Global Business Manager for Amoco's $1 billion polypropylene business where he had bottom-line responsibility for operations and development worldwide.

Mr. DeSpirito is a Principal and Portfolio Manager of the Large Cap Value and Value strategies at Pzena. Prior to joining Pzena in 1996, he was an associate in the corporate department at the Boston-based law firm of Ropes & Gray LLP. At Ropes & Gray, he advised clients in the direct television, financial services, fitness, packaging films, retail, software and wire and cable industries.

UBS PACE® Large Co Growth Equity Investments. Marsico Capital Management, LLC ("Marsico"), SSgA Funds Management, Inc. ("SSgA FM"), Wellington Management Company, LLP ("Wellington Management") and Delaware Management Company ("Delaware") serve as investment advisors for UBS PACE® Large Co Growth Equity Investments.

Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts and, as of September 30, 2009, had approximately $54.9 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.

Thomas F. Marsico is the Chief Investment Officer of Marsico, and has been primarily responsible for the day-to-day management of Marsico's portion of the fund since 2002. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of State Street. As of September 30, 2009, SSgA FM had approximately $163.4 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of September 30, 2009, SSgA had approximately $1.735 trillion in assets under management.

SSgA FM uses a team approach in its management of its share of the fund's assets. J. Lee Montag and Brian Shannahan are the portfolio managers that are primarily responsible for the day-to-day management of the fund's assets allocated to SSgA FM. Messrs. Montag and Shannahan have held their fund responsibilities since October 2009 and since September 2008, respectively.

Mr. Montag is a vice president of SSgA and a senior portfolio manager for the US Active Quantitative Equity Team. He possesses substantial experience in developing quantitative strategies and managing investment portfolios using quantitative disciplines. Mr. Montag began his investment career in 1997 as an equity analyst and has been a portfolio manager since 1999. Prior to joining SSgA in 2007, he managed large cap growth portfolios for Putnam Investments and Panagora Asset Management and co-managed a hedge fund for Morgan Stanley Alternative Investments.

Mr. Shannahan is a Principal of SSgA FM, Senior Managing Director of SSgA and the Head of the US Active Quantitative Equity Team. He is also a senior portfolio manager responsible for long and long/short strategies on the US team. Prior to joining SSgA, Mr. Shannahan was with BankBoston where he was Director, Portfolio Management. He was responsible for portfolio management, trading, structured transactions, and security issuance in the capital markets. Mr. Shannahan has been working in the investment management field since 1993. SSgA FM (or its predecessor in interest), have held their fund responsibilities since October 10, 2000.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling

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firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2009, Wellington Management had investment management authority with respect to approximately $506 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass through accounts managed for the Federal Reserve). Wellington Management has served as the fund's investment advisor since June 1, 2007. Andrew J. Shilling, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the portion of UBS PACE® Large Co Growth Equity Investments allocated to Wellington Management since June 1, 2007. Mr. Shilling joined Wellington Management as an investment professional in 1994.

Delaware is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware is a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc., currently a subsidiary of Lincoln National Corporation. As of September 30, 2009, Delaware and its investment advisory affiliates had more than $135 billion in assets under management. A team is primarily responsible for the management of the portion of the fund managed by Delaware. The portfolio management team, which includes Jeffrey Van Harte, Christopher Bonavico, Daniel Prislin and Christopher Ericksen, held its fund responsibilities since December 2007.

Jeffrey S. Van Harte, Senior Vice President and Chief Investment Officer, joined Delaware in April 2005 and is the firm's chief investment officer for the Focus Growth Equity team. Most recently, he was a principal and executive vice president at Transamerica Investment Management (1980 to 2005).

Christopher J. Bonavico, Vice President, Senior Portfolio Manager and Equity Analyst, joined Delaware in April 2005 and is a senior portfolio manager on the firm's Focus Growth Equity team. Previously, he was a principal and portfolio manager at Transamerica Investment Management (1993 to 2005).

Daniel J. Prislin, Vice President, Senior Portfolio Manager and Equity Analyst, joined Delaware in April 2005 as a senior portfolio manager on the firm's Focus Growth Equity team. Previously, he was a principal and portfolio manager at Transamerica Investment Management (1998 to 2005).

Christopher M. Ericksen, Vice President, Portfolio Manager and Equity Analyst, joined Delaware in April 2005 as a portfolio manager on the firm's Focus Growth Equity team. Previously, he was a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs in investment banking and investment management (1994 to 2004).

UBS PACE® Small/Medium Co Value Equity Investments. Buckhead Capital Management, LLC ("Buckhead"), Metropolitan West Capital Management, LLC ("MetWest Capital") and Systematic Financial Management, L.P. ("Systematic") serve as investment advisors for UBS PACE® Small/Medium Co Value Equity Investments. Buckhead is located at 3330 Cumberland Boulevard, Suite 650, Atlanta, Georgia 30339. Buckhead, an investment advisor founded in 1994, had approximately $2.04 billion in assets under management as of September 30, 2009. Buckhead uses a team approach comprised of portfolio managers and analysts. Matthew D. Reams and David S. Griffin are the portfolio managers primarily responsible for the day-to-day management of the fund's assets allocated to Buckhead. They have held their responsibilities advising the fund since May 2009. Mr. Reams joined Buckhead in 1999. Previously, he was a portfolio manager at Montag & Caldwell Investment Counsel, an investment consultant for a national consulting firm, and an equity analyst for a Midwest investment counseling firm. Mr. Griffin joined Buckhead in 2003. Previously, he was a partner and portfolio manager with Invesco Capital Management, and a defined benefits and defined contributions benefits manager for Genesco, Inc.

MetWest Capital is located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. MetWest Capital is an investment manager with approximately $11.1 billion in assets under management as of September 30, 2009. MetWest Capital

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was founded in 1997 and has held its investment management responsibilities for the fund since October 2005. Samir Sikka has served as a portfolio manager to the fund since February 2007. Mr. Sikka previously was a senior analyst for the MetWest Capital team managing the fund from July 2006 to February 2007 and served as Senior Vice President and Senior Analyst of Trust Company of the West from April 1999 to February 2006. He has over 11 years of industry experience.

Systematic is located at 300 Frank W. Burr Boulevard, Glenpointe E. Teaneck, New Jersey 07666. Systematic, an investment advisor founded in 1982, has approximately $7.53 billion in assets under management as of September 30, 2009. Ronald M. Mushock and D. Kevin McCreesh are primarily responsible for the day-to-day management of the fund's assets allocated to Systematic. They have held their responsibilities advising the fund since May 2009. Mr. Mushock has been the lead portfolio manager for all of Systematic's mid cap portfolios since their inception in 2000 and all of Systematic's small/mid cap portfolios since their inception in 2002. He became a partner at Systematic in 2005. Mr. McCreesh has been the Chief Investment Officer for Systematic since 2004 and has oversight responsibilities for all client portfolios. In addition, Mr. McCreesh serves as the lead portfolio manager for all of Systematic's large and small cap portfolios. Mr. McCreesh joined Systematic as a portfolio manager in 1996.

UBS PACE® Small/Medium Co Growth Equity Investments. Copper Rock Capital Partners, LLC ("Copper Rock"), Palisade Capital Management, L.L.C. ("Palisade") and Riverbridge Partners, LLC ("Riverbridge") serve as investment advisors for UBS PACE® Small/Medium Co Growth Equity Investments. Copper Rock is located at 200 Clarendon Street, Boston, Massachusetts 02116. Copper Rock was founded and has been managing funds since 2005 and has held its investment management responsibilities for the fund since March 1, 2007. As of September 30, 2009, Copper Rock had over $1.7 billion in assets under management.

Tucker Walsh is responsible for the day-to-day management of Copper Rock's portion of the fund's assets. He has been the primary portfolio manager since March 2007. Mr. Walsh is the founder and Chief Executive Officer of Copper Rock. Prior to founding Copper Rock in 2005, Mr. Walsh worked for State Street Research from 1997 to 2005 and served as Managing Director and Head of the Small Cap Growth team beginning in 1999. Prior to that, he was an Equity Analyst at Chilton Investment Company, Merrill Lynch and SG Cowen Asset Management. Mr. Walsh leads a team of eight other investment professionals, two of whom are dedicated senior traders.

Palisade is located at One Bridge Plaza, Suite 695, Fort Lee, New Jersey 07024. Palisade is an investment advisor with approximately $2.9 billion in assets under management as of September 30, 2009. The Small/Smid Growth Equity investment team joined Palisade in 2009 from AG Asset Management LLC. The team originated its investment strategy at Warburg Pincus in 1989 and continued its same investment process when that firm was merged into Credit Suisse Asset Management in 1999. The core team has been together for twelve years throughout various organizational changes, and is currently responsible for approximately $784 million in three strategies: small/medium cap growth, small cap growth, and mid-cap growth. Sammy Oh, who has been a portfolio manager of the fund since October 2005, is primarily responsible for the day-to-day management of the fund's assets allocated to Palisade and leads the six-person investment team managing these strategies.

Sammy Oh is a senior portfolio manager and analyst specializing in small and smid cap growth US equity portfolios. He was previously with AG Asset Management LLC from 2004-2009. Prior to 2004, he was a managing director at Credit Suisse Asset Management.

Palisade employs a team approach with specific individual members of the team having final authority and ultimate accountability for specific phases of the process. As senior portfolio manager, Sammy Oh is responsible for implementing the team's investment decisions. All members of the team conduct fundamental research to

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identify investment candidates and participate in the portfolio construction process.

Riverbridge is located at 801 Nicollet Mall, Suite 600, Minneapolis, Minnesota 55402. Riverbridge is an investment manager with approximately $1.4 billion in assets under management as of September 30, 2009. Riverbridge was founded in 1987 to specialize in growth equities across the capitalization range. The firm is 100% employee owned. Mark Thompson leads a four-person investment team, all of whom are equity owners in the firm. Mark Thompson is the Chief Investment Officer and has been in charge of the day-to-day management of Riverbridge's portion of the fund's assets since October 2005. He co-founded Riverbridge Partners in July 1987.

UBS PACE® International Equity Investments. Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan") and Martin Currie Inc. ("Martin Currie") serve as investment advisors for UBS PACE® International Equity Investments. Mondrian is based in the United Kingdom, located at 10 Gresham Street, Fifth Floor, London EC2V 7JD. Mondrian has managed assets since the firm's founding in 1990 and began managing a segment of the fund in 2004. As of September 30, 2009, Mondrian managed over $60 billion in assets in institutional or separately managed accounts and mutual funds. Mondrian is registered as an investment adviser under the Investment Advisers Act of 1940 and is regulated in the United Kingdom by the Financial Services Authority.

Mondrian utilizes a team approach to investment management. Portfolio managers and analysts are responsible for research in the areas and sectors they cover. Portfolio manager and analysts bring security buy and sell recommendations from their regions and sectors to the International Equity Forum and the Equity Strategy Committee to either be added or dropped from the Mondrian approved buy list. The Equity Strategy Committee is responsible for directing the fund's investment decisions.

A team of individuals, currently including Elizabeth A. Desmond, Nigel G. May, and Emma R.E. Lewis, is jointly and primarily responsible for making the day-to-day investment decisions for the fund. Ms. Desmond joined Mondrian in 1991, assuming portfolio management responsibilities as well as sharing analytical responsibilities for the Pacific region. Ms. Desmond is chief investment officer of international equities and leads the strategy committee responsible for setting investment policy for Mondrian's international equity portfolios. Ms. Desmond has served as a portfolio manager for the fund since July 2009. Mr. May also joined Mondrian in 1991, assuming portfolio management responsibilities as well as sharing analytical responsibilities for Continental Europe. He has served as a portfolio manager for the fund since 2004. He is currently Deputy Chief Executive Officer. Ms. Lewis joined Mondrian in 1995 and is currently a senior portfolio manager. She has served as a portfolio manager for the fund since 2004.

J.P. Morgan is located at 245 Park Avenue, New York, New York 10167 and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company and global financial services firm. J.P. Morgan has a long tradition of asset management and is one of the world's premier financial institutions, widely respected for its capital strength, global investment expertise, and integrity. As of September 30, 2009, J.P. Morgan and its affiliates had over $1.26 trillion in assets under management.

Beltran Lastra and Jaco Venter are jointly and primarily responsible for the day-to-day management of the fund. An employee since 1996, Mr. Lastra is head of International Structured Equity at J.P. Morgan and has served as portfolio manager of the fund since April 2004. Mr. Venter joined the firm in 1999 as a quantitative research analyst and has served as a portfolio manager of the fund since December 2004.

Martin Currie is located at Saltire Court, 20 Castle Terrace, Edinburgh EH1 2ES, Scotland, United Kingdom. Founded in 1881, Martin Currie is an independent. Chief investment officer James Fairweather is the product manager for the company's EAFE (i.e., Europe, Australasia and the Far East) portfolios. James Fairweather joined Martin Currie in 1984 and has served as the fund's portfolio manager since 1995.

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His role reflects the importance of international accounts to Martin Currie's business. As of September 30, 2009, Martin Currie and its affiliates had $19.13 billion in assets under management.

UBS PACE® International Emerging Markets Equity Investments. Mondrian Investment Partners Limited ("Mondrian") and Gartmore Global Partners ("GGP") serve as investment advisors for UBS PACE® International Emerging Markets Equity Invesments. Mondrian is based in the United Kingdom, located at 10 Gresham Street, Fifth Floor, London EC2V 7JD. Mondrian has managed assets since the firm's founding in 1990 and began managing a segment of the fund in 2004. As of September 30, 2009, Mondrian managed over $60 billion in assets in institutional or separately managed accounts and mutual funds. Mondrian is registered as an investment adviser under the Investment Advisers Act of 1940 and is regulated in the United Kingdom by the Financial Services Authority.

Mondrian utilizes a team approach to investment management. Currently there are six portfolio managers on the dedicated emerging markets team. Four other investment professionals directly contribute as analysts to the team on a regular basis. The team conducts its own research, while also drawing on the research resources of the firm's other investment professionals, particularly in the Pacific Basin.

All portfolio managers have research specialties and are responsible for supplying research for the countries they cover. In order to obtain a broader knowledge of global markets, portfolio managers/analysts are assigned primary and secondary coverage responsibilities across a variety of regions. The members of the team rely on each other's expertise when constructing a portfolio. Initially, the individual responsible for a particular market or area will conduct extensive fundamental research. This portfolio manager/analyst will liaise with his or her back-up in this market or area, employing fundamental analysis based on international economic and political studies, currency evaluations and business cycle analyses. Mondrian's market analysis and stock selection relies on thorough in-house research of current and prospective holdings, including on-site visits with policy makers and company management. To gain additional perspective and check for consistency regarding their research, he or she will then conduct discussions with senior portfolio managers. Finally, the portfolio manager/analyst will present the results for discussion in the Emerging Markets Strategy Committee, which is responsible for directing the fund's investment decisions.

A team of individuals, currently including Robert Akester, Ginny Chong and Gregory Halton, is jointly and primarily responsible for making the day-to-day investment decisions for the fund.

Mr. Akester joined Mondrian in 1996, assuming portfolio management responsibilities as well as sharing analytical responsibilities for international equities. He has served as a portfolio manager for the fund since 2004 and is currently a senior portfolio manager.

Ms. Chong joined Mondrian in 2000 and has served as a senior portfolio manager for the fund since 2004.

Mr. Halton joined Mondrian in 2004 and has served as a portfolio manager for the fund since July 2006.

GGP is located at 8 Fenchurch Place, London EC3M 48B, United Kingdom. GGP offers international investment capabilities on behalf of Gartmore Investment Management Ltd. ("Gartmore") to the US institutional marketplace. Hellman & Friedman LLC, a US based private equity firm, owns approximately a 50% equity stake in Gartmore and members of Gartmore's senior management now own the remaining stake. GGP is the US business division and a wholly owned subsidiary of Gartmore Investment Management Ltd. Gartmore Investment Management Ltd. has $34.9 billion in net assets under management as of September 30, 2009.

GGP takes a team approach to portfolio construction allowing investors to benefit from the skills of the entire team. Christopher Palmer is the portfolio manager primarily responsible for the day-to-day management of the fund. He has managed the fund since June 2006 and also previously managed the

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fund from August 2002 to July 2003. Mr. Palmer is head of the Global Emerging Markets Team.

Mr. Palmer joined GGP in 1995 as an Investment Manager in the Pacific & Emerging Markets Equity Team. Prior to joining GGP, Mr. Palmer was with Bear Stearns & Co. Inc., where he was a senior counterparty credit risk officer with extensive responsibilities for hedge fund counterparty risk.

UBS PACE® Global Real Estate Securities Investments. ING Clarion Real Estate Securities, LLC ("ING CRES") and Brookfield Investment Management Inc. ("Brookfield") serve as the investment advisors for UBS PACE® Global Real Estate Securities Investments.

ING CRES is located at 201 King of Prussia Road, Radnor, Pennsylvania 19087. As of September 30, 2009, ING CRES had approximately $16.3 billion in assets under management. ING CRES primarily advises mutual funds, pension plans, corporations, governments, financial institutions, endowments and foundations.

ING CRES uses a team approach in its investment management decisions. ING CRES' portfolio management team includes seven professionals globally, led by T. Ritson Ferguson, the firm's chief investment officer. Mr. Ferguson, along with Steven D. Burton and Joseph P. Smith, are primarily responsible for the day-to-day management of the fund's assets allocated to ING CRES. They have served as portfolio managers for the fund since November 2009.

Mr. Ferguson has served as chief investment officer of ING CRES and its predecessor firm since 1991. He has 23 years of real estate investment experience.

Mr. Burton, managing director and portfolio manager, joined ING CRES in 1995. He is a senior member of the ING CRES portfolio management team, having 25 years of investment experience.

Mr. Smith, managing director and portfolio manager, joined ING CRES in 1997. He is a senior member of the ING CRES portfolio management team, having 19 years of investment experience.

Brookfield is located at Three World Financial Center, 200 Vesey Street, New York, New York 10281-1010. As of September 30, 2009, Brookfield and its affiliates had approximately $24.4 billion in assets under management. Brookfield specializes in managing global REITs on behalf of clients in Asia, Australia, Europe and North America. Jason Baine, Brett Ward and Bernhard Krieg are primarily responsible for the day-to-day management of the fund's assets allocated to Brookfield. They have served as portfolio managers for the fund since November 2009.

Mr. Baine, global portfolio manager, has 12 years of investment management experience in the real estate securities area, including portfolio management for institutional accounts. Mr. Ward, global portfolio manager, has 15 years of investment management experience. Mr. Baine and Mr. Ward have been with Brookfield and its affiliates since 2001. Mr. Krieg, global portfolio manager, joined Brookfield in April 2006. Mr. Krieg was previously a senior vice president and senior analyst for Haven Funds, a real estate securities hedge fund. Prior to this, he was a vice president and senior analyst at Security Capital Research and Management.

UBS PACE® Alternative Strategies Investments. Analytic Investors, LLC ("Analytic Investors"), Wellington Management Company, LLP ("Wellington Management"), Goldman Sachs Asset Management, L.P. ("GSAM") and First Quadrant L.P. ("First Quadrant") serve as investment advisors for UBS PACE® Alternative Strategies Investments.

Analytic Investors has offices at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. As of September 30, 2009, Analytic Investors had approximately $9.0 billion in assets under management. Analytic Investors was founded in 1970 and has served as an investment advisor to the fund since its inception.

Analytic Investors utilizes a team portfolio management approach. A team of investment professionals at Analytic Investors serve as the fund's portfolio managers and share primary responsibility for the day-to-day portfolio management of Analytic Investors' portion of the fund. Dennis Bein oversees the team regarding the management of the fund.

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David Krider serves as lead portfolio manager for global equity strategies effective August 1, 2006. Harindra de Silva heads the research efforts for the team.

Dennis Bein, Chief Investment Officer and a portfolio manager, joined Analytic Investors in 1995 and has 19 years of industry experience. David Krider, portfolio manager, joined Analytic Investors in June 2005 and has 7 years of industry experience. Prior to joining the firm, Mr. Krider was founder and Chief Technology Officer (1996-2005) of Visualize, Inc., a firm that specializes in financial visualization and analytic software. He was a research associate at First Quadrant before leaving to start his own firm. Harindra de Silva, President and portfolio manager, joined Analytic Investors in 1995, and has 22 years of industry experience. Each portfolio manager has held fund responsibilities since the fund's inception.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of September 30, 2009, Wellington Management had investment management authority with respect to approximately $506 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve). Wellington Management has served as the fund's investment advisor since its inception.

Wellington Management uses a team approach in its investment management decisions. Scott M. Elliott is primarily responsible for the day-to-day management of the portion of the fund allocated to Wellington Managment.

Mr. Elliott, Senior Vice President and Asset Allocation Portfolio Manager of Wellington Management, is the portfolio manager responsible for making asset allocation decisions for the fund. Mr. Elliott joined Wellington Management as an investment professional in 1994. Mr. Elliott has served as portfolio manager since the fund's inception.

GSAM is located at 32 Old Slip, New York, New York 10005. As of June 30, 2009, GSAM, including its investment advisory affiliates, had approximately $709 billion in assets under management. GSAM primarily advises mutual funds, pension plans, corporations, governments, financial institutions, endowments and foundations. GSAM has served as an investment advisor to the fund since September 2007.

GSAM uses a team approach in its investment management decisions. James Clark and Michael Swell, the primary portfolio managers for the GSAM segment of the fund, are jointly and primarily responsible for the day-to-day management of that segment. Messrs. Clark and Swell have held their fund responsibilities since September 2007 and April 2009, respectively. While GSAM is ultimately responsible for managing its segment of the fund, it is also able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain fund securities.

James Clark, managing director, is a senior portfolio manager and co-head of the US Fixed Income Group. Prior to this, he headed the portfolio management group specializing in mortgage-backed and asset-backed securities. He joined GSAM in 1994 and became a managing director in 2001 and a partner in 2006. Prior to joining the firm, he worked as an investment manager in the mortgage-backed securities group at the Travelers Insurance Co. Prior to that, he was a quantitative analyst in the economic research department with the Federal Reserve Bank in Boston.

Michael Swell, managing director, is a senior portfolio manager and co-head of the US Fixed Income Group. He joined GSAM in 2007 as a managing director and head of Structured Products and is directly responsible for creating structured product asset management vehicles across the spectrum of fixed income products

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and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a senior managing director in charge of Friedman, Billings & Ramsey's Fixed Income Sales & Trading division (2005-2007) and was the vice president in charge of Federal Home Loan Mortgage Corporation's Securities Sales and Trading Group, Federal Home Loan Mortgage Corporation's in-house mortgage-backed securities broker-dealer (1992-2004).

First Quadrant is located at 800 East Colorado Blvd., Suite 900, Pasadena, California 91101. As of September 30, 2009, First Quadrant had approximately $17 billion in assets under management, which includes market values for fully funded portfolios and the notional values for margin funded portfolios, all actively managed by First Quadrant and non-discretionary portfolios managed by joint venture partners using First Quadrant investment signals. First Quadrant is defined in this context as the combination of all discretionary portfolios of First Quadrant and its joint venture partners, but only wherein First Quadrant has full investment discretion over the portfolios. First Quadrant is a quantitative investment management boutique founded in 1988 and has served as an investment advisor to the fund since April 2009.

As a quantitative manager, First Quadrant employs a centralized team-based approach to investment research and portfolio management. Ken Ferguson, Dori Levanoni and Chuck Fannin are primarily responsible for the day-to-day management of the portion of the fund allocated to First Quadrant.

Ken Ferguson is one of two First Quadrant partners co-heading the firm's global macro strategy research function. He is involved in all aspects of product development: portfolio model building, investment risk measurement, investment risk allocation, and portfolio optimization. On joining First Quadrant in 1994, Mr. Ferguson was initially focused on tactical asset allocation, currency, and global macro strategies.

Dori Levanoni is the second First Quadrant partner co-heading the firm's global macro research function. He also is involved in all aspects of product development: portfolio model building, investment risk measurement, investment risk allocation, and portfolio optimization. Upon joining the investment research team in 1998, Mr. Levanoni was initially focused on tactical asset allocation, currency, and global macro strategies and subsequently served as manager of currency research and director of the currency product.

Chuck Fannin is a senior member of First Quadrant's derivatives trading program and oversees the global options-based strategies. Prior to joining First Quadrant in 2008, Mr. Fannin was a partner at a start-up firm from 2005 to 2007. Mr. Fannin was a vice president at CastleArk Management, an investment management firm, from 2001 to 2004.

Other information

The investment objective of each fund is non-fundamental and may be changed by the board of trustees at any time without shareholder approval.

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or its classes of shares or cease operations and liquidate.

Dividends and taxes

Dividends

UBS PACE® Money Market Investments normally declares dividends daily and pays them monthly. Shares of this fund earn dividends on the day they are sold but do not earn dividends on the day they are purchased.

While UBS PACE® Money Market Investments declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

UBS PACE® Government Securities Fixed Income Investments, UBS PACE® Intermediate Fixed Income

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Investments, UBS PACE® Strategic Fixed Income Investments, UBS PACE® Municipal Fixed Income Investments, UBS PACE® Global Fixed Income Investments and UBS PACE® High Yield Investments normally declare and pay dividends monthly. These funds distribute substantially all of their gains, if any, annually.

UBS PACE® Large Co Value Equity Investments, UBS PACE® Large Co Growth Equity Investments, UBS PACE® Small/Medium Co Value Equity Investments, UBS PACE® Small/Medium Co Growth Equity Investments, UBS PACE® International Equity Investments, UBS PACE® International Emerging Markets Equity Investments, UBS PACE® Global Real Estate Securities Investments and UBS PACE® Alternative Strategies Investments normally declare and pay dividends annually. These funds distribute substantially all of their gains, if any, annually.

You will receive dividends in additional shares of the same fund unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor at UBS Financial Services Inc. or, if you are no longer a participant in the PACESM Select Advisors Program, your financial intermediary. Distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 of the year in which they were declared.

Taxes

UBS PACE® Municipal Fixed Income Investments seeks to pay dividends that are exempt from regular federal income tax. However, the fund may invest a portion of its assets in securities that generate income that is not exempt from regular federal income tax. In addition, all or a portion of its dividends may be subject to state income taxes and its distributions of gains generally will be subject to both federal and state income taxes whether you receive them in additional fund shares or in cash. The fund also may pay dividends that are subject to the federal alternative minimum tax.

The dividends that you receive from the other funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold shares of these funds through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until you receive distributions from the account or plan.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares (except UBS PACE® Money Market Investments) for shares of another fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax. However, you will not recognize any gain on the sale of your shares in UBS PACE® Money Market Investments so long as it maintains a share price of $1.00.

Distributions of short-term capital gains will be taxed as ordinary income. Distributions of long-term capital gains are taxed as long-term capital gains. Your fund will tell you how you should treat its dividends for tax purposes.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

•  Distributions of earnings from qualifying dividends and qualifying long-term capital gains are currently taxed at a maximum rate of 15%.

•  Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

•  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

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•  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•  The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

As noted above, shareholders will pay the PACE Select Advisors Program Fee. For individual shareholders, this fee will be treated as a "miscellaneous itemized deduction" for federal income tax purposes, which generally means that such amounts are deductible only to the extent that they exceed 2% of a person's "adjusted gross income."

If you have not provided complete and correct taxpayer identification to us or if you are subject to "backup withholding," by law we must withhold 28% of your distributions and redemption proceeds to pay US federal income taxes.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

Disclosure of portfolio holdings

Each equity series of the Trust will generally post on UBS Global AM's Web site at http://www.ubs.com/globalam, its ten largest equity holdings, and the percentage that each of these holdings represents of that fund's total assets, as of the most recent calendar-quarter end, 25 days after the end of the calendar quarter.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and annual and semiannual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

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Financial Highlights

The following financial highlights tables are intended to help you understand each fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

	UBS PACE® Money Market Investments Class P
	For the years ended July 31,
	2009		2008	2007	2006	2005
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.008		0.033	0.048	0.038	0.018
Dividends from net investment income	(0.008)		(0.033)	(0.048)	(0.038)	(0.018)
Distributions from net realized gains from investment activities	(0.000	)(1)	—	—	—	—
Total dividends and distributions	(0.008)		(0.033)	(0.048)	(0.038)	(0.018)
Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00
Total investment return(2)	0.81%		3.40%	4.86%	3.89%	1.80%
Ratios/supplemental data:
Net assets, end of year (000's)	$529,959		$523,243	$408,562	$342,573	$227,528
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	0.59%		0.60%	0.60%	0.60%	0.60%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	0.89%		0.93%	0.92%	0.99%	0.97%
Net investment income to average net assets	0.78%		3.27%	4.75%	3.89%	1.85%

(1)  Amount of distribution paid represents less than $0.0005 per share.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if these fees were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

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Financial Highlights—(continued)

	UBS PACE® Government Securities Fixed Income Investments Class P
	For the years ended July 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$12.87	$12.72	$12.72	$13.20	$13.06
Net investment income	0.61 (1)	0.59 (1)	0.60 (1)	0.54	0.37
Net realized and unrealized gains (losses) from investment activities	0.55	0.15	(0.01)	(0.30)	0.16
Net increase from operations	1.16	0.74	0.59	0.24	0.53
Dividends from net investment income	(0.67)	(0.59)	(0.59)	(0.56)	(0.39)
Distributions from net realized gains from investment activities	—	—	—	(0.16)	—
Total dividends and distributions	(0.67)	(0.59)	(0.59)	(0.72)	(0.39)
Net asset value, end of year	$13.36	$12.87	$12.72	$12.72	$13.20
Total investment return(2)	9.27%	5.87%	4.71%	1.94%	4.11%
Ratios/supplemental data:
Net assets, end of year (000's)	$422,024	$542,337	$469,556	$384,472	$318,339
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	0.77%	0.82%	0.87%	0.87%	0.87%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	0.86%	0.90%	0.91%	0.96%	0.96%
Net investment income to average net assets	4.66%	4.55%	4.66%	4.22%	2.82%
Portfolio turnover	877%	588%	495%	575%	665%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

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Financial Highlights—(continued)

	UBS PACE® Intermediate Fixed Income Investments Class P
	For the years ended July 31,
	2009	2008	2007		2006	2005
Net asset value, beginning of year	$11.51	$11.39	$11.28		$11.45	$11.52
Net investment income(1)	0.47	0.51	0.46		0.41	0.37
Net realized and unrealized gains (losses) from investment activities	0.09	0.11	0.11		(0.17)	(0.07)
Net increase from operations	0.56	0.62	0.57		0.24	0.30
Dividends from net investment income	(0.48)	(0.50)	(0.46)		(0.41)	(0.37)
Net asset value, end of year	$11.59	$11.51	$11.39		$11.28	$11.45
Total investment return(2)	5.14%	5.52%	5.17%		2.17%	2.66%
Ratios/supplemental data:
Net assets, end of year (000's)	$353,068	$404,407	$381,254		$346,298	$313,031
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	0.68%	0.68%	0.80	%(3)	0.80%	0.80%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	0.74%	0.77%	0.80%		0.81%	0.82%
Net investment income to average net assets	4.22%	4.35%	4.07%		3.64%	3.22%
Portfolio turnover	512%	387%	255%		349%	221%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(3)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

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Financial Highlights—(continued)

	UBS PACE® Strategic Fixed Income Investments Class P
	For the years ended July 31,
	2009	2008	2007		2006	2005
Net asset value, beginning of year	$13.74	$13.25	$13.26		$13.88	$13.88
Net investment income(1)	0.64	0.64	0.59		0.64	0.49
Net realized and unrealized gains (losses) from investment activities	0.38	0.50	0.00	(2)	(0.59)	0.34
Net increase from operations	1.02	1.14	0.59		0.05	0.83
Dividends from net investment income	(0.76)	(0.65)	(0.58)		(0.65)	(0.50)
Distributions from net realized gains from investment activities	(0.92)	—	—		—	(0.33)
Returns of capital	—	—	(0.02)		(0.02)	—
Total dividends, distributions and returns of capital	(1.68)	(0.65)	(0.60)		(0.67)	(0.83)
Net asset value, end of year	$13.08	$13.74	$13.25		$13.26	$13.88
Total investment return(3)	8.58%	8.62%	4.63%		0.34%	6.13%
Ratios/supplemental data:
Net assets, end of year (000's)	$584,235	$785,267	$679,623		$539,286	$429,250
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	0.82%	0.81%	0.93	%(4)	0.93%	0.93%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	0.87%	0.89%	0.93%		0.98%	0.98%
Net investment income to average net assets	5.00%	4.65%	4.40%		4.77%	3.51%
Portfolio turnover	178%	236%	188%		196%	147%

(1)  Calculated using the average shares method.

(2)  Amount represents less than $0.005 per share.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

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Financial Highlights—(continued)

	UBS PACE® Municipal Fixed Income Investments Class P
	For the years ended July 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$12.16	$12.22	$12.27	$12.49	$12.56
Net investment income(1)	0.44	0.44	0.43	0.42	0.42
Net realized and unrealized gains (losses) from investment activities	0.29	(0.06)	(0.05)	(0.22)	(0.07)
Net increase from operations	0.73	0.38	0.38	0.20	0.35
Dividends from net investment income	(0.44)	(0.44)	(0.43)	(0.42)	(0.42)
Net asset value, end of year	$12.45	$12.16	$12.22	$12.27	$12.49
Total investment return(2)	6.14%	3.14%	3.10%	1.66%	2.81%
Ratios/supplemental data:
Net assets, end of year (000's)	$187,814	$242,033	$194,370	$140,320	$111,908
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	0.68%	0.68%	0.76%	0.76%	0.76%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	0.74%	0.79%	0.81%	0.84%	0.82%
Net investment income to average net assets	3.61%	3.59%	3.47%	3.43%	3.33%
Portfolio turnover	25%	16%	48%	27%	35%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder could pay on Portfolio distributions or the redemption of Portfolio shares.

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Financial Highlights—(continued)

	UBS PACE® Global Fixed Income Investments Class P
	For the years ended July 31,
	2009	2008(1)	2007	2006	2005
Net asset value, beginning of year	$11.84	$11.38	$11.20	$11.76	$11.74
Net investment income(2)	0.33	0.28	0.28	0.28	0.27
Net realized and unrealized gains (losses) from investment activities	(0.07)	1.14	0.23	(0.06)	0.52
Net increase from operations	0.26	1.42	0.51	0.22	0.79
Dividends from net investment income	(0.46)	(0.96)	(0.33)	(0.60)	(0.75)
Distributions from net realized gains from investment activities	—	—	—	(0.18)	(0.02)
Total dividends and distributions	(0.46)	(0.96)	(0.33)	(0.78)	(0.77)
Net asset value, end of year	$11.64	$11.84	$11.38	$11.20	$11.76
Total investment return(3)	2.60%	12.95%	4.62%	2.11%	6.58%
Ratios/supplemental data:
Net assets, end of year (000's)	$364,616	$534,097	$440,787	$349,676	$274,572
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.00%	1.00%	1.13%	1.13%	1.14	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.17%	1.18%	1.22%	1.27%	1.29	%(4)
Net investment income to average net assets	3.09%	2.32%	2.49%	2.49%	2.25%
Portfolio turnover	37%	65%	111%	175%	260%

(1)  Effective August 23, 2007, Rogge Global Partners plc ("Rogge") assumed the role of sole manager of the Portfolio. Prior to August 23, 2007, the investment advisory function for this Portfolio was performed by Rogge and Fischer Francis Trees & Watts, Inc., who were each responsible for a portion of the Portfolio.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  Includes 0.01% of interest expense related to reverse repurchase agreement activity during the year ended July 31, 2005.

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Financial Highlights—(continued)

	UBS PACE® High Yield Investments Class P
	For the years ended July 31,			For the period ended
	2009	2008	2007	July 31, 2006(1)
Net asset value, beginning of period	$9.04	$9.61	$9.81	$9.95
Net investment income(2)	0.69	0.63	0.62	0.14
Net realized and unrealized gains (losses) from investment activities	0.02	(0.56)	(0.22)	(0.09)
Net increase from operations	0.71	0.07	0.40	0.05
Dividends from net investment income	(0.80)	(0.61)	(0.60)	(0.19)
Distributions from net realized gains from investment activities	—	(0.01)	—	—
Return of capital	—	(0.02)	—	—
Total dividends, distributions and return of capital	(0.80)	(0.64)	(0.60)	(0.19)
Net asset value, end of period	$8.95	$9.04	$9.61	$9.81
Total investment return(3)	9.87%	0.71%	3.96%	0.56%
Ratios/supplemental data:
Net assets, end of period (000's)	$147,029	$142,985	$87,171	$11,103
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.10%	1.10%	1.10%	1.10	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.34%	1.31%	1.72%	8.16	%(4)
Net investment income to average net assets	8.80%	6.68%	6.24%	6.34	%(4)
Portfolio turnover	49%	25%	26%	39%

(1)  For the period April 10, 2006 (commencement of issuance) through July 31, 2006.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  Annualized.

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Financial Highlights—(continued)

	UBS PACE® Large Co Value Equity Investments Class P
	For the years ended July 31,
	2009	2008(1)	2007	2006	2005
Net asset value, beginning of year	$16.69	$22.44	$22.38	$20.66	$17.58
Net investment income(2)	0.22	0.30	0.28	0.28	0.26
Net realized and unrealized gains (losses) from investment activities	(3.44)	(3.34)	2.82	2.16	3.07
Net increase (decrease) from operations	(3.22)	(3.04)	3.10	2.44	3.33
Dividends from net investment income	(0.31)	(0.17)	(0.30)	(0.25)	(0.25)
Distributions from net realized gains from investment activities	—	(2.54)	(2.74)	(0.47)	—
Total dividends and distributions	(0.31)	(2.71)	(3.04)	(0.72)	(0.25)
Net asset value, end of year	$13.16	$16.69	$22.44	$22.38	$20.66
Total investment return(3)	(19.01)%	(15.39)%	14.26%	12.07%	19.03%
Ratios/supplemental data:
Net assets, end of year (000's)	$819,420	$1,159,915	$1,306,425	$1,078,221	$837,901
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	0.99%	0.85%	0.83%	0.86%	0.91	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	0.99%	0.98%	0.96%	0.99%	1.03%
Net investment income to average net assets	1.76%	1.51%	1.23%	1.30%	1.38%
Portfolio turnover	87%	161%	105%	95%	74%

(1)  A portion of the investment advisory function for this Portfolio was transferred from SSgA Funds Management, Inc. to Pzena Investment Management, LLC on May 27, 2008. Institutional Capital LLC and Westwood Management Corp. continue to provide a portion of the investment advisory function.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

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Financial Highlights—(continued)

	UBS PACE® Large Co Growth Equity Investments Class P
	For the years ended July 31,
	2009	2008(1)	2007(2)	2006		2005
Net asset value, beginning of year	$16.94	$18.45	$15.97	$16.02		$13.62
Net investment income(3)	0.06	0.05	0.03	0.02		0.03
Net realized and unrealized gains (losses) from investment activities	(3.32)	(1.04)	2.49	(0.05)		2.37
Net increase (decrease) from operations	(3.26)	(0.99)	2.52	(0.03)		2.40
Dividends from net investment income	(0.02)	(0.04)	(0.04)	(0.02)		—
Distributions from net realized gains from investment activities	(0.07)	(0.48)	—	—		—
Total dividends and distributions	(0.09)	(0.52)	(0.04)	(0.02)		—
Net asset value, end of year	$13.59	$16.94	$18.45	$15.97		$16.02
Total investment return(4)	(19.19)%	(5.68)%	15.76%	(0.20)%		17.62%
Ratios/supplemental data:
Net assets, end of year (000's)	$822,192	$1,230,206	$1,231,468	$945,358		$780,687
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	0.97%	0.91%	0.91%	0.95	%(5)	0.97	%(5)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.01%	0.96%	0.95%	1.00%		1.01%
Net investment income to average net assets	0.50%	0.29%	0.17%	0.12%		0.18%
Portfolio turnover	100%	120%	95%	64%		79%

(1)  A portion of the investment advisory function for this Portfolio was transferred to Delaware Management Company on December 5, 2007. Marsico Capital Management, LLC, SSgA Funds Management, Inc. and Wellington Management Company, LLP continue to provide a portion of the investment advisory function.

(2)  A portion of the investment advisory function for this Portfolio was transferred from GE Asset Management, Inc. to Wellington Management Company, LLP on June 1, 2007. Marsico Capital Management, LLC and SSgA Funds Management, Inc. continued to provide a portion of the investment advisory function.

(3)  Calculated using the average shares method.

(4)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(5)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

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Financial Highlights—(continued)

	UBS PACE® Small/Medium Co Value Equity Investments Class P
	For the years ended July 31,
	2009(1)		2008(2)	2007		2006(2)		2005
Net asset value, beginning of year	$14.53		$19.60	$17.31		$22.02		$19.78
Net investment income (loss)(3)	0.07		0.08	0.03		(0.00	)(4)	(0.02)
Net realized and unrealized gains (losses) from investment activities	(2.30)		(3.05)	3.02		(0.83)		4.31
Net increase (decrease) from operations	(2.23)		(2.97)	3.05		(0.83)		4.29
Dividends from net investment income	(0.10)		(0.03)	—		—		—
Distributions from net realized gains from investment activities	(0.00	)(5)	(2.07)	(0.76)		(3.88)		(2.05)
Total dividends and distributions	(0.10)		(2.10)	(0.76)		(3.88)		(2.05)
Net asset value, end of year	$12.20		$14.53	$19.60		$17.31		$22.02
Total investment return(6)	(15.14)%		(16.13)%	17.86%		(3.95)%		22.55%
Ratios/supplemental data:
Net assets, end of year (000's)	$310,059		$428,819	$483,873		$387,514		$366,083
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.16%		1.16%	1.16	%(7)	1.16%		1.16%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.32%		1.18%	1.16%		1.18%		1.17%
Net investment income (loss) to average net assets	0.66%		0.48%	0.16%		(0.03)%		(0.10)%
Portfolio turnover	111%		43%	59%		81%		55%

(1)  A portion of the investment advisory function for this Portfolio was transferred to Buckhead Capital Management, LLC and Systematic Financial Management, L.P. on May 28, 2009. Ariel Investments, LLC and Opus Capital Group, LLC ceased serving as investment advisors for the Portfolio effective May 29, 2009. Metropolitan West Capital Management, LLC continues to provide a portion of the investment advisory function.

(2)  A portion of the investment advisory function for this Portfolio was transferred from ICM Asset Management, Inc. to Metropolitan West Capital Management, LLC and Opus Capital Group, LLC on October 1, 2005. Ariel Investments, LLC continued to provide a portion of the investment advisory function. Ariel Capital Management, LLC changed its name to Ariel Investments, LLC on April 30, 2008.

(3)  Calculated using the average shares method.

(4)  Amount of loss represents less than $0.005 per share.

(5)  Amount of distribution paid represents less than $0.005 per share.

(6)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(7)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

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Financial Highlights—(continued)

	UBS PACE® Small/Medium Co Growth Equity Investments Class P
	For the years ended July 31,
	2009(1)	2008	2007(2)	2006(3)	2005
Net asset value, beginning of year	$13.36	$17.61	$14.67	$17.72	$14.22
Net investment loss(4)	(0.03)	(0.08)	(0.10)	(0.10)	(0.11)
Net realized and unrealized gains (losses) from investment activities	(2.43)	(1.57)	3.47	(0.58)	3.67
Net increase (decrease) from operations	(2.46)	(1.65)	3.37	(0.68)	3.56
Distributions from net realized gains from investment activities	—	(2.60)	(0.43)	(2.37)	(0.06)
Net asset value, end of year	$10.90	$13.36	$17.61	$14.67	$17.72
Total investment return(5)	(18.41)%	(11.22)%	23.28%	(4.05)%	25.08%
Ratios/supplemental data:
Net assets, end of year (000's)	$310,425	$456,354	$500,929	$380,197	$356,839
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.13%	1.13%	1.13%	1.13%	1.13%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.31%	1.17%	1.16%	1.18%	1.18%
Net investment loss to average net assets	(0.31)%	(0.52)%	(0.60)%	(0.59)%	(0.72)%
Portfolio turnover	154%	128%	109%	134%	60%

(1)  A portion of the investment advisory function for this Portfolio was transferred from AG Asset Management LLC to Palisade Capital Management, LLC on February 2, 2009. Copper Rock Capital Partners, LLC and Riverbridge Partners, LLC continue to provide a portion of the investment advisory function.

(2)  A portion of the investment advisory function for this Portfolio was transferred from Delaware Management Co., Inc. to Copper Rock Capital Partners, LLC on March 1, 2007. ForstmannLeff Associates, LLC changed its name to AG Asset Management LLC on May 1, 2007. AG Asset Management LLC and Riverbridge Partners, LLC continued to provide a portion of the investment advisory function.

(3)  A portion of the investment advisory function for this Portfolio was transferred from Delaware Management Co., Inc. to ForstmannLeff Associates, LLC and Riverbridge Partners, LLC on October 1, 2005.

(4)  Calculated using the average shares method.

(5)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

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Financial Highlights—(continued)

	UBS PACE® International Equity Investments Class P
	For the years ended July 31,
	2009	2008	2007	2006	2005(1)
Net asset value, beginning of year	$16.16	$21.27	$19.03	$15.46	$12.96
Net investment income(2)	0.29	0.46	0.35	0.37	0.27
Net realized and unrealized gains (losses) from investment activities	(4.21)	(2.99)	4.09	3.48	2.34
Net increase (decrease) from operations	(3.92)	(2.53)	4.44	3.85	2.61
Dividends from net investment income	(0.54)	(0.34)	(0.41)	(0.28)	(0.11)
Distributions from net realized gains from investment activities	—	(2.24)	(1.79)	—	—
Total dividends and distributions	(0.54)	(2.58)	(2.20)	(0.28)	(0.11)
Net asset value, end of year	$11.70	$16.16	$21.27	$19.03	$15.46
Total investment return(3)	(23.81)%	(13.53)%	24.48%	25.17%	20.16%
Ratios/supplemental data:
Net assets, end of year (000's)	$684,359	$1,048,105	$1,173,137	$900,603	$625,091
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.22%	1.12%	1.12%	1.17%	1.24	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.22%	1.12%	1.12%	1.17%	1.24%
Net investment income to average net assets	2.72%	2.44%	1.70%	2.09%	1.83%
Portfolio turnover	60%	54%	61%	52%	39%

(1)  Delaware International Advisors Ltd. changed its name to Mondrian Investment Partners Ltd. on September 24, 2004.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

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Financial Highlights—(continued)

	UBS PACE® International Emerging Markets Equity Investments Class P
	For the years ended July 31,
	2009	2008	2007	2006		2005(1)
Net asset value, beginning of year	$19.68	$23.84	$18.44	$15.25		$10.64
Net investment income(2)	0.20	0.28	0.23	0.21		0.17
Net realized and unrealized gains (losses) from investment activities	(5.77)	(0.51)	8.09	3.13		4.45
Net increase (decrease) from operations	(5.57)	(0.23)	8.32	3.34		4.62
Dividends from net investment income	(0.15)	(0.29)	(0.22)	(0.15)		(0.01)
Distributions from net realized gains from investment activities	(3.24)	(3.64)	(2.70)	—		—
Total dividends and distributions	(3.39)	(3.93)	(2.92)	(0.15)		(0.01)
Net asset value, end of year	$10.72	$19.68	$23.84	$18.44		$15.25
Total investment return(3)	(21.42)%	(2.52)%	49.31%	21.98%		43.46%
Ratios/supplemental data:
Net assets, end of year (000's)	$210,680	$337,958	$374,910	$259,321		$199,403
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager	1.97%	1.78%	1.82%	1.98	%(4)	2.00%
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	1.97%	1.78%	1.82%	1.98%		2.05%
Net investment income to average net assets	2.03%	1.22%	1.13%	1.20%		1.28%
Portfolio turnover	77%	53%	54%	84%		119%

(1)  Investment advisory functions for this Portfolio were transferred from Baring International Investment Limited to Mondrian Investment Partners Ltd. on September 28, 2004. Gartmore Global Partners continues to provide a portion of the investment advisory function.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

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Financial Highlights—(continued)

	UBS PACE® Global Real Estate Securities Investments Class P
	For the years ended July 31,		For the period ended
	2009	2008	July 31, 2007(1)
Net asset value, beginning of period	$7.75	$9.56	$10.26
Net investment income(2)	0.17	0.21	0.09
Net realized and unrealized losses from investment activities	(2.97)	(1.71)	(0.79)
Net decrease from operations	(2.80)	(1.50)	(0.70)
Dividends from net investment income	(0.09)	(0.28)	—
Distributions from net realized gains from investment activities	—	(0.03)	—
Total dividends and distributions	(0.09)	(0.31)	—
Net asset value, end of period	$4.86	$7.75	$9.56
Total investment return(3)	(36.09)%	(16.06)%	(6.82)%
Ratios/supplemental data:
Net assets, end of period (000's)	$52,925	$70,125	$44,772
Expenses to average net assets, net of fee waivers and/or expense reimbursements by manager	1.20%	1.20%	1.20	%(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager	2.17%	1.71%	3.02	%(4)
Net investment income to average net assets	3.67%	2.38%	1.75	%(4)
Portfolio turnover	127%	68%	38%

(1)  For the period January 22, 2007 (commencement of issuance) through July 31, 2007.

(2)  Calculated using the average shares method.

(3)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(4)  Annualized.

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Financial Highlights—(concluded)

	UBS PACE® Alternative Strategies Investments Class P
	For the years ended July 31,				For the period ended
	2009(1)	2008(2)		2007	July 31, 2006(3)
Net asset value, beginning of period	$10.51	$11.30		$9.94	$10.01
Net investment income(4)	0.08	0.12		0.16	0.03
Net realized and unrealized gains (losses) from investment activities	(1.65)	(0.65)		1.26	(0.10)
Net increase (decrease) from operations	(1.57)	(0.53)		1.42	(0.07)
Dividends from net investment income	(0.05)	(0.08)		(0.06)	—
Distributions from net realized gains from investment activities	(0.07)	(0.18)		—	—
Total dividends and distributions	(0.12)	(0.26)		(0.06)	—
Net asset value, end of period	$8.82	$10.51		$11.30	$9.94
Total investment return(5)	(14.73)%	(4.76)%		14.38%	(0.70)%
Ratios/supplemental data:
Net assets, end of period (000's)	$356,352	$555,361		$384,649	$46,920
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager including dividend and interest expense for securities sold short	1.95%	2.13	%(6)	2.28%	1.90	%(7)
Expenses to average net assets, before fee waivers and/or expense reimbursements by manager including dividend and interest expense for securities sold short	1.96%	2.13%		2.43%	4.12	%(7)
Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to manager excluding dividend and interest expense for securities sold short	1.70%	1.68	%(6)	1.64%	1.41	%(7)
Net investment income to average net assets	0.93%	1.10%		1.44%	1.47	%(7)
Portfolio turnover	423%	389%		178%	54%

(1)  A portion of the investment advisory function for this Portfolio was transferred to First Quadrant L.P. on April 8, 2009. Analytic Investors, LLC, Goldman Sachs Asset Management, L.P. and Wellington Management Company, LLP continue to provide a portion of the investment advisory function.

(2)  A portion of the investment advisory function for this Portfolio was transferred to Goldman Sachs Asset Management, L.P. on September 10, 2007. Analytic Investors, LLC and Wellington Management Company, LLP continue to provide a portion of the investment advisory function.

(3)  For the period April 10, 2006 (commencement of issuance) through July 31, 2006.

(4)  Calculated using the average shares method.

(5)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(6)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

(7)  Annualized.

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Appendix A

Introductory Note:

This appendix is provided for ERISA accounts pursuant to conditions imposed by a grant of individual exemptions by the Department of Labor.

The Notice of Proposed Exemption and related Grant of Individual Exemptions reproduced below date from 1996. The factual information contained therein was accurate as of that time; however, the funds have changed over the years. The information contained elsewhere in this prospectus is more current and should be relied upon where there are differences. For example:

•  the name of the Trust is now UBS PACE Select Advisors Trust;

•  Mitchell Hutchins Asset Management Inc.'s role has been taken over by its sister company, UBS Global Asset Management (Americas) Inc. and PaineWebber Incorporated is now UBS Financial Services Inc.;

•  PaineWebber Managed Accounts Services (PMAS) is now known as Advisory and Consulting Services Department (ACS) of UBS Financial Services Inc.; and

•  certain fee arrangements have changed, new funds have been established and a number of sub-advisors have been replaced.

This document has been prepared by PAINEWEBBER Incorporated

as a copy of the notice that appeared in the (FEDERAL REGISTER on

FRIDAY, MARCH 22, 1996 (VOL. 61, N0. 57 AT 11882).

PaineWebber Incorporated (PaineWebber) located in New York, NY  [Application No. D-09818]

Proposed Exemption

Based on the facts and representations set forth in the application, the Department is considering granting an exemption under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10, 1990).1

Section I. Covered Transactions

If the exemption is granted, the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1) (A) through (D) of the Code, shall not apply, effective August 18, 1995, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA) or a retirement plan for a self-employed individual (the Keogh Plan) (collectively referred to herein as the Plans) in the PaineWebber Managed Accounts Services Portfolio Trust (the Trust) established in connection with such Plans' participation in the PaineWebber PACE Program (the PACE Program).

In addition, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1) (E) and (F) of the Code, shall not

1  For purposes of this proposed exemption, reference to provisions of Title I of the Act, unless otherwise specified, refer also to the corresponding provisions of the Code.

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apply, effective August 18, 1995, to (a) the provision, by PaineWebber Managed Accounts Services (PMAS), a division of PaineWebber, of asset allocation and related services to an independent fiduciary of a Plan (the Independent Fiduciary) or to a directing participant (the Directing Participant) in a Plan that is covered under the provisions of section 404(c) of the Act (the Section 404(c) Plan), which may result in the selection by the Independent Fiduciary or the Directing Participant of portfolios of the Trust (the Portfolios) in the PACE Program for the investment of Plan assets; and (b) the provision of investment management services by Mitchell Hutchins Asset Management, Inc. (Mitchell Hutchins) to the PACE Money Market Investments Portfolio of the Trust.

This proposed exemption is subject to the conditions set forth below in Section II.

Section II. General Conditions

(a)  The participation of each Plan in the PACE Program is approved by an Independent Fiduciary or, if applicable, Directing Participant.

(b)  As to each Plan, the total fees paid to PMAS and its affiliates constitute no more than reasonable compensation and do not include the receipt of fees pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the '40 Act) by PMAS and its affiliates in connection with the transactions.

(c)  No Plan pays a fee or commission by reason of the acquisition or redemption of shares in the Trust.

(d)  The terms of each purchase or redemption of Trust shares remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

(e)  PMAS provides written documentation to an Independent Fiduciary or a Directing Participant of its recommendations or evaluations based upon objective criteria.

(f)  Any recommendation or evaluation made by PMAS to an Independent Fiduciary or Directing Participant is implemented only at the express direction of such fiduciary or participant.

(g)  PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all available Portfolios.

(h)  With the exception of the PACE Money Market Investments Portfolio, any sub-adviser (the Sub-Adviser) appointed by Mitchell Hutchins to exercise investment discretion with respect to a Portfolio is independent of PaineWebber and its affiliates.

(i)  The quarterly fee that is paid by a Plan to PMAS for asset allocation and related services rendered to such Plan under the PACE Program (i.e., the outside fee) is offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points as a management fee from any Portfolio (with the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins retains an investment management fee of 15 basis points) containing investments attributable to the Plan investor. However, the quarterly fee of 20 basis points that is paid to Mitchell Hutchins for administrative services is retained by Mitchell Hutchins and is not offset against the outside fee.

(j)  With respect to its participation in the PACE Program prior to purchasing Trust shares,

(1)  Each Independent Fiduciary receives the following written or oral disclosures from PaineWebber:

(A)  A copy of the prospectus (the Prospectus) for the Trust discussing the investment objectives of the Portfolios comprising the Trust; the policies employed to achieve these objectives; the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their affiliates; the compensation

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paid to such entities; any additional information explaining the risks of investing in the Trust; and sufficient and understandable disclosures relating to rebalancing of investor accounts.

(B)  Upon written or oral request to PaineWebber, a Statement of Additional Information supplementing the Prospectus, which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

(C)  An investor questionnaire.

(D)  A written analysis of PMAS's asset allocation decision and recommendation of specific Portfolios.

(E)  A copy of the agreement between PMAS and such Plan relating to participation in the PACE Program.

(F)  Upon written request to Mitchell Hutchins, a copy of the respective investment advisory agreement between Mitchell Hutchins and the Sub-Advisers.

(G)  Copies of the proposed exemption and grant notice describing the exemptive relief provided herein.

(2)  In the case of a Section 404(c) Plan, the Independent Fiduciary will—

(A)  Make copies of the foregoing documents available to Directing Participants.

(B)  Allow Directing Participants to interact with PaineWebber Investment Executives and receive information relative to the services offered under the PACE Program, including the rebalancing feature, and the operation and objectives of the Portfolios.

(3)  If accepted as an investor in the PACE Program, an Independent Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing to PMAS, prior to purchasing Trust shares that such fiduciary has received copies of the documents described in paragraph (j)(l) of this Section II.

(4)  With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares). Such Independent Fiduciary will be required to represent in writing to PMAS that such fiduciary is—

(A)  Independent of PaineWebber and its affiliates;

(B)  Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and;

(C)  Able to make an informed decision concerning participation in the PACE Program.

(5)  With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to PMAS that such fiduciary is—

(A)  Independent of PMAS and its affiliates;

(B)  Capable of making an independent decision regarding the investment of Plan assets;

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(C)  Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto; and

(D)  Able to make an informed decision concerning participation in the PACE Program.

(k)  As applicable, subsequent to its participation in the PACE Program, each Independent Fiduciary receives the following written or oral disclosures with respect to its ongoing participation in the PACE Program:

(1)  Written confirmations of each purchase or redemption transaction by the Plan with respect to a Portfolio.

(2)  Telephone quotations from PaineWebber of such Plan's account balance.

(3)  A monthly statement of account from PaineWebber specifying the net asset value of the Plan's investment in such account. Such statement is also anticipated to include cash flow and transaction activity during the month, unrealized gains or losses on Portfolio shares held; and a summary of total earnings and capital returns on the Plan's PACE Portfolio for the month and year-to-date.

(4)  The Trust's semi-annual and annual report which will include financial statements for the Trust and investment management fees paid by each Portfolio.

(5)  A written quarterly monitoring report that includes a record of the Plan's PACE Program portfolio for the quarter and since inception, showing the rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period); an investment outlook summary containing market commentary; and the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each portfolio. The quarterly monitoring report will also contain an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

(6)  A statement, furnished at least quarterly or annually, specifying—

(A)  The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;

(B)  The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms;

(C)  The average brokerage commissions per share by the Trust to brokers affiliated with PaineWebber, expressed as cents per share; and

(D)  The average brokerage commissions per share by the Trust to brokers unrelated to PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

(7)  Periodic meetings with a PaineWebber Investment Executive by Independent Fiduciaries to discuss the quarterly monitoring report or any other questions that may arise.

(l)  In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, the information noted above in subparagraphs (k)(1) through (k)(7) of this Section II may be provided directly by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to

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the Directing Participants, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS.

(m)  If previously authorized in writing by the Independent Fiduciary, the Plan investor's account is automatically rebalanced on a periodic basis to the asset allocation previously prescribed by the Plan or participant, as applicable, if the quarterly screening reveals that one or more Portfolio allocations deviates from the allocation prescribed by the investor by the agreed-upon formula threshold.

(n)  The books and records of the Trust are audited annually by independent, certified public accountants and all investors receive copies of an audited financial report no later than 60 days after the close of each Trust fiscal year.

(o)  PaineWebber maintains, for a period of six years, the records necessary to enable the persons described in paragraph (p) of this Section II to determine whether the conditions of this exemption have been met, except that—

(1)  A prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of PaineWebber and/or its affiliates, the records are lost or destroyed prior to the end of the six year period; and

(2)  No party in interest other than PaineWebber shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (p)(1) of this Section II below.

(p)  (1)  Except as provided in subparagraph (p)(2) of this paragraph and notwithstanding any provisions of subsections (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (o) of this Section II are unconditionally available at their customary location during normal business hours by:

(A)  Any duly authorized employee or representative of the Department, the Internal Revenue Service (the Service) or the Securities and Exchange Commission (the SEC);

(B)  Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

(C)  Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

(D)  Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

(p)  (2)  None of the persons described above in paragraphs (p)(l)(B)-(p)(l)(D) of this paragraph (P) are authorized to examine the trade secrets of PaineWebber or Mitchell Hutchins or commercial or financial information which is privileged or confidential.

Section III. Definitions

For purposes of this proposed exemption:

(a)  The term "PaineWebber" means PaineWebber Incorporated and any affiliate of PaineWebber, as defined in paragraph (b) of this Section III.

(b)  An "affiliate" of PaineWebber includes—

(1)  Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with PaineWebber.

(2)  Any officer, director or partner in such person, and

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(3)  Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

(c)  The term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.

(d)  The term "Independent Fiduciary" means a Plan fiduciary which is independent of PaineWebber and its affiliates and is either

(1)  A Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares of a Section 404(c) Plan;

(2)  A participant in a Keogh Plan;

(3)  An individual covered under a self-directed IRA which invests in Trust shares;

(4)  An employee, officer or director of PaineWebber and/or its affiliates covered by an IRA not subject to Title I of the Act;

(5)  A trustee, Plan administrator, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section 404(c) of the Act; or

(e)  The term "Directing Participant" means a participant in a Plan covered under the provisions of section 404(c) of the Act, who is permitted under the terms of the Plan to direct, and who elects to so direct, the investment of the assets of his or her account in such Plan.

(f)  The term "Plan" means a pension plan described in 29 CFR 2510.3-2, a welfare benefit plan described in 29 CFR 2510.3-1, a plan described in section 4975(e)(1) of the Code, and in the case of a Section 404(c) Plan, the individual account of a Directing Participant.

Effective Date: If granted, this proposed exemption will be effective as of August 18, 1995.

Summary of Facts and Representations

1.  The parties to the transactions are as follows:

(a)  PaineWebber Group (Paine Webber Group), located in New York, New York, is the parent of PaineWebber. Paine Webber Group is one of the leading full-line securities firms servicing institutions, governments and individual investors in the United States and throughout the world. Paine Webber Group conducts its businesses in part through PMAS, a division of PaineWebber and Mitchell Hutchins, a wholly owned subsidiary of PaineWebber. PaineWebber Group is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. In addition, it holds memberships or associate memberships on several principal foreign securities and commodities exchanges. Although Paine Webber Group is not an operating company and, as such, maintains no assets under management, as of September 30, 1994, Paine Webber Group and its subsidiaries rendered investment advisory services with respect to $36.1 billion in assets.

(b)  PaineWebber, whose principal executive offices are located in New York, New York, provides investment advisory services to individuals, banks, thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, charitable organizations, corporations and other business and government entities. PaineWebber is also responsible for securities underwriting, investment and merchant banking services and securities and commodities trading as principal and agent. PaineWebber serves as the dealer of Trust shares described herein.

(c)    PMAS, located in Weehawken, New Jersey is responsible for individual investor account

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management and investor consulting services. PMAS provides such services to the investors involved in various PaineWebber investment programs by providing asset allocation recommendations and related services with respect to their investments. PMAS provides investment consulting and advisory services to more than 40,000 accounts, with account sizes ranging from institutional accounts in excess of $650 million in assets to individual accounts with $100,000 minimum investments. PMAS provides investors in the Trust with asset allocation recommendations and related services with respect to investments in the Trust Portfolios.

(d)  Mitchell Hutchins, which is located in New York, New York, is a registered investment adviser under the Investment Adviser's Act of 1940 (the Advisers Act) and a wholly owned subsidiary of PaineWebber. Mitchell Hutchins provides investment advisory and asset management services to investors and develops and distributes investment products, including mutual funds and limited partnerships. Mitchell Hutchins also provides financial services to over $24.8 billion in client assets representing twenty-eight investment companies with fifty-five separate portfolios. Mitchell Hutchins is providing investment management and administrative services with respect to the Trust and investment advisory services with respect to one of the Trust's Portfolios.

(e)  State Street Bank and Trust Company (State Street), located in North Quincy, Massachusetts, serves as the custodian of assets for the Trust. State Street is not affiliated with PaineWebber and its affiliates. It provides a full array of integrated banking products, focusing on servicing financial assets (i.e., asset custody, cash management, securities lending, multi-currency accounting and foreign exchange), managing assets and commercial lending. As of September 30, 1994, State Street rendered custodian services with respect to approximately $1.6 trillion in assets and provided investment management services to approximately $155 billion in assets.

(f)    PFPC, Inc. (PFPC), a subsidiary of PNC Bank, National Association, and whose principal address is in Wilmington, Delaware, serves as the Trust's transfer and dividend disbursing agent. PFPC is not affiliated with PaineWebber and its affiliates. PFPC provides a complete range of mutual fund administration and accounting services to a diverse product base of domestic and international investment portfolios. PFPC is also one of the nation's leading providers of transfer and shareholder servicing services to mutual funds and asset management accounts. As of September 30, 1994, PFPC rendered accounting and administration services to over 400 mutual funds and provided transfer agency, dividend disbursing and/or shareholder servicing services with respect to more than 3.1 million shareholder accounts.

2.  The Trust is a no load, open-end, diversified management investment company registered under the '40 Act. The Trust was organized as a Delaware business trust on September 9, 1994 and it has an indefinite duration. As of November 6, 1995, the Trust had $184 million in net assets. The Trust presently consists of twelve different portfolios which will pay dividends to investors. The composition of the Portfolios will cover a spectrum of investments ranging from foreign and US Government-related securities to equity and debt securities issued by foreign and domestic corporations. Although a Portfolio of the Trust is permitted to invest its assets in securities issued by PaineWebber and/or its affiliates, the percentage of that Portfolio's net assets invested in such securities will never exceed one percent. With the exception of the PACE Money Market Investments Portfolio, shares in each of the Portfolios are being initially offered to the public at a net asset value of $10 per share.

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Shares in the PACE Money Market Investments Portfolio are being initially offered to the public at a net asset value of $1.00 per share.

3.  Mitchell Hutchins serves as the distributor of Trust shares and PaineWebber serves as the dealer with respect to shares of the Portfolios.2 Such shares are being offered by PaineWebber at no load, to participants in the PACE Program. The PACE Program is an investment service pursuant to which PMAS provides participants in the PACE Program with asset allocation recommendations and related services with respect to the Portfolios based on an evaluation of an investor's investment objectives and risk tolerances. As stated above, State Street will serve as the custodian of each Portfolio's assets and PFPC serves as the Portfolio's transfer and dividend disbursing agent.

To participate in the PACE Program, each investor must open a brokerage account with PaineWebber.3 The minimum initial investment in the PACE Program is $10,000.

Although PaineWebber anticipates that investors in the Trust will initially consist of institutions and individuals, it is proposed that prospective investors will include Plans for which PaineWebber may or may not currently maintain investment accounts. A majority of these Plans may be IRAs or Keogh Plans. In addition, it is proposed that Plans for which PaineWebber or an affiliate serves as a prototype sponsor and/or a nondiscretionary trustee or custodian be permitted to invest in the Trust.4

The applicants represent that the initial purchase of shares in the Trust by a Plan participating in

2  As distributor or principal underwriter for the Trust, Mitchell Hutchins will use its best efforts, consistent with its other businesses, to sell shares of the Portfolios. Pursuant to a separate dealer agreement with Mitchell Hutchins, PaineWebber will sell Trust shares to investors.

  However, neither Mitchell Hutchins nor PaineWebber will receive any compensation for their services as distributor or dealer of Trust shares. According to the applicants, Mitchell Hutchins and PaineWebber may be regarded as having an indirect economic incentive by virtue of the fact that Mitchell Hutchins and PaineWebber will be paid for the services they provide to the Trust in their respective capacities as investment manager and administrator of the Trust (Mitchell Hutchins) and as the provider of asset allocation and related services (PaineWebber, through PMAS).

3  According to the Statement of Additional Information that accompanies the Prospectus for the PACE Program, shares in the Trust are not certificated for reasons of economy and convenience. However, PFPC maintains a record of each investor's ownership of shares. Although Trust shares are transferable and accord voting rights to their owners, they do not confer pre-emptive rights (i.e., the privilege of a shareholder to maintain a proportionate share of ownership of a company by purchasing a proportionate share of any new stock issues). PaineWebber represents that in the context of an open-end investment company that continuously issues and redeems shares, a pre-emptive right would make the normal operations of the Trust impossible.

  As for voting rights, PaineWebber states that they are accorded to recordholders of Trust shares. PaineWebber notes that a recordholder of Trust shares may determine to seek the submission of proxies by Plan participants and vote Trust shares accordingly. In the case of individual account plans such as Section 404(c) Plans, PaineWebber believes that most Plans will pass the vote through to Directing Participants on a pro-rata basis.

4  The Department notes that the general standards of fiduciary conduct promulgated under the Act would apply to the participation in the PACE Program by an Independent Fiduciary. Section 404 of the Act requires that a fiduciary discharge his duties respecting a plan solely in the interest of the plan's participants and beneficiaries and in a prudent fashion. Accordingly, an Independent Fiduciary must act prudently with respect to the decision to enter into the PACE Program with PMAS as well as with respect to the negotiation of services that will be performed thereunder and the compensation that will be paid to PaineWebber and its affiliates. The Department expects an Independent Fiduciary, prior to entering into the PACE Program, to understand fully all aspects of such arrangement following disclosure by PMAS of all relevant information.

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the PACE Program may give rise to a prohibited transaction where PaineWebber, or an affiliate thereof, is a party in interest with respect to the Plan. PaineWebber also acknowledges that a prohibited transaction could arise upon a subsequent purchase or redemption of shares in the Trust by a participating Plan inasmuch as the party in interest relationship between PaineWebber and the Plan may have been established at that point.

Accordingly, the applicants have requested retroactive exemptive relief from the Department with respect to the purchase and redemption of shares in the Trust by a Plan participating in the PACE Program where PaineWebber does not (a) sponsor the Plan (other than as prototype sponsor) or (b) have discretionary authority over such Plan's assets.5 No commissions or fees will be paid by a Plan with respect to the sale and redemption transactions or a Plan's exchange of shares in a Portfolio for shares of another Portfolio. If granted, the proposed exemption will be effective as of August 18, 1995.

4.  Overall responsibility for the management and supervision of the Trust and the Portfolios rests with the Trust's Board of Trustees (the Trustees). The Trustees will approve all significant agreements involving the Trust and the persons and companies that provide services to the Trust and the Portfolios.

5.  Mitchell Hutchins also serves as the investment manager to each Portfolio. Under its investment management and administration agreement with the Trust, Mitchell Hutchins will provide certain investment management and administrative services to the Trust and the Portfolios that, in part, involve calculating each Portfolio's net asset value6 and, with the exception of the PACE Money Market Investments Portfolio (for which Mitchell Hutchins will exercise investment discretion), making recommendations to the Board of Trustees of the Trust regarding (a) the investment policies of each Portfolio and (b) the selection and retention of the Sub-Advisers who will exercise investment discretion with respect to the assets of each Portfolio.7

The Sub-Advisers will provide discretionary advisory services with respect to the investment of the assets of the respective Portfolios (other than the PACE Money Market Investments Portfolio)

5  PaineWebber represents that to the extent employee benefit plans that are maintained by PaineWebber purchase or redeem shares in the Trust, such transactions will meet the provisions of Prohibited Transaction Exemption (PTE) 77-3 (42 FR 18734, April 8, 1977). PaineWebber further represents that, although the exemptive relief proposed above would not permit PaineWebber or an affiliate (while serving as a Plan fiduciary with discretionary authority over the management of a Plan's assets) to invest those assets over which it exercises discretionary authority in Trust shares, a purchase or redemption of Trust shares under such circumstances would be permissible if made in compliance with the terms and conditions of PTE 77-4 (42 FR 18732, April 8, 1977). The Department expresses no opinion herein as to whether such transactions will comply with the terms and conditions of PTEs 77-3 and 77-4.

6  The net asset value of each Portfolio's shares, except for the PACE Money Market Investments Portfolio, fluctuates and is determined as of the close of regular trading on the New York Stock Exchange (the NYSE) (currently, 4:00 p.m. Eastern Time) each business day. The net asset value of shares in the PACE Money Market Investments Portfolio is determined as of 12:00 p.m. each business day. Each Portfolio's net asset value per share is determined by dividing the value of the securities held by the Portfolio plus any cash or other assets minus all liabilities by the total number of Portfolio shares outstanding.

7  Subject to the supervision and direction of the Trustees, Mitchell Hutchins will provide to the Trust investment management evaluation services principally by performing initial review on prospective Sub-Advisers for each Portfolio and thereafter monitoring each Sub-Adviser's performance. In evaluating prospective Sub-Advisers, Mitchell Hutchins will consider, among other factors, each Sub-Adviser's level of expertise, consistency of performance and investment discipline or philosophy. Mitchell Hutchins will have the responsibility for communicating performance expectations and evaluations to the Sub-Advisers and ultimately recommending to the Trustees whether a Sub-Adviser's contract should be continued.

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on the basis of their performance in their respective areas of expertise in asset management. With the exception of the PACE Money Market Investments Portfolio which will be advised by Mitchell Hutchins, PaineWebber represents that all of the Sub-Advisers, will be independent of, and will remain independent of PaineWebber and/or its affiliates. The Sub-Advisers will be registered investment advisers under the Advisers Act and maintain their principal executive offices in various regions of the United States.

The administrative services for which Mitchell Hutchins will be responsible include the following: (a) supervising all aspects of the operations of the Trust and each Portfolio (e.g., oversight of transfer agency, custodial, legal and accounting services; (b) providing the Trust and each Portfolio with corporate, administrative and clerical personnel as well as maintaining books and records for the Trust and each Portfolio; (c) arranging for the periodic preparation, updating, filing and dissemination of the Trust's Registration Statement, proxy materials, tax returns and required reports to each Portfolio's shareholders and the SEC, as well as other federal or state regulatory authorities; (d) providing the Trust and each Portfolio with, and obtaining for it, office space, equipment and services; (e) providing the Trustees with economic and investment analyses and reports, and making available to the Trustees, upon request, any economic, statistical and investment services. These administrative services do not include any management services that might be performed by Mitchell Hutchins. As noted in Representations 17 and 18, Mitchell Hutchins is separately compensated for management services rendered to the Trust.

6.  Through the PACE Program, PMAS is providing a Plan investor with non-binding, asset allocation recommendations with respect to such investor's investments in the Portfolios. In order to make these evaluations, PMAS will furnish copies of an investor questionnaire, designed to elicit information about the specific investment needs, objectives and expectations of the investor, to an Independent Fiduciary of a Title I Plan that does not permit individually-directed investments, to an Independent Fiduciary of an IRA or a Keogh Plan, or to a Directing Participant of a Section 404(c) Plan. Although the contents of the questionnaire may vary somewhat depending upon the type of Plan investing in the PACE Program, for a particular Plan, the same questionnaire will be given to each participant.

In the case of a Section 404(c) Plan where an Independent Fiduciary has established an Undisclosed Account with PaineWebber in the name of the Plan, PMAS will provide investor questionnaires to each Directing Participant through PaineWebber Investment Executives (who are registered representatives of PaineWebber), via the Plan's benefits personnel or independent recordkeeper (the Recordkeeper), or by other means requested by the Independent Fiduciary. The applicants recognize that Section 404(c) Plans typically employ a Recordkeeper to assist the Independent Fiduciary with maintaining Plan-related data which is used to generate benefit status reports, regulatory compliance reports and participant- and Plan-level investment performance reports. Therefore, the Undisclosed Account arrangement is intended to coordinate with the functions traditionally provided to Section 404(c) Plans by their Recordkeepers.8

8  The applicants wish to emphasize that the PACE Program can currently be provided to participants in Section 404(c) Plans on either an Undisclosed Account or a disclosed account (the Disclosed Account) basis (i.e., where the Independent Fiduciary opens a separate PACE Program account with PaineWebber for each Directing Participant). In this regard, the applicants note that PaineWebber presently offers the PACE Program on a Disclosed Account arrangement to IRAs and Keogh Plans. However, for other Section 404(c) Plans such as those that are covered under the provisions of section 401(k) of the Code, PaineWebber prefers not to establish Disclosed Accounts for individual participants because of servicing and other administrative matters typically undertaken by such Plan's Recordkeepers. The applicants note that from the participant's perspective, there is no difference in the nature of the services provided under

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7.  Based upon data obtained from the investor questionnaire, PMAS will evaluate the investor's risk tolerances and investment objectives. PMAS will then recommend, in writing, an appropriate allocation of assets among suitable Portfolios that conforms to these tolerances and objectives.

PaineWebber represents that PMAS will not have any discretionary authority or control with respect to the allocation of an investor's assets among the Portfolios. In the case of an IRA or Keogh Plan, PaineWebber represents that all of PMAS's recommendations and evaluations will be presented to the Independent Fiduciary and will be implemented only if accepted and acted upon by such fiduciary.

In the case of a Section 404(c) Plan, PaineWebber represents that Directing Participants in such Plan will be presented with recommendations and evaluations that are tailored to the responses provided by that Directing Participant in his or her questionnaire. PMAS's recommendations will be disseminated to Directing Participants in accordance with procedures established for the Plan.

After receipt of PMAS's initial recommendations, which may or may not be adopted, the Independent Fiduciary or Directing Participant, as applicable, will select the specific Portfolios. PMAS will continue to recommend to Independent Fiduciaries or Directing Participants asset allocations among the selected Portfolios.

8.  Aside from the investor questionnaire, in order for a Plan to participate in the PACE Program, PaineWebber or PMAS will provide an Independent Fiduciary with a copy of the Trust Prospectus discussing (a) the investment objectives of the Portfolios comprising the Trust, (b) the policies employed to achieve these objectives, (c) the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their subsidiaries, and (d) the compensation paid to such entities by the Trust and information explaining the risks attendant to investing in the Trust. In addition, upon written or oral request to PaineWebber, the Independent Fiduciary will be given a Statement of Additional Information supplementing the Prospectus which describes, in further detail, the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. Further, each Independent Fiduciary will be given a copy of the investment advisory agreement between PMAS and such Plan relating to participation in the PACE Program, including copies of the notice of proposed exemption and grant notice for the exemptive relief provided herein. Upon oral or written request to the Trust, PaineWebber will also provide an Independent Fiduciary with a copy of the respective investment advisory agreements between Mitchell Hutchins and the Sub-Advisers.

In the case of a Section 404(c) Plan, depending on the arrangement negotiated with the Independent Fiduciary, PaineWebber represents that the Independent Fiduciary will make available copies of the foregoing documents to Directing Participants.

In addition, Independent Fiduciaries and, if applicable, Directing Participants, will receive introductory documentation regarding the PACE Program in marketing materials and in other communications. Further, depending upon the the PACE Program regardless of whether the participant's investment is held through a "Disclosed" or "Undisclosed" Account arrangement. The applicants state that these designations are primarily internal distinctions relating to whether the participant's name appears in the account set-up and reflects differences in the applicable sub-accounting functions.

  Notwithstanding the above, the Department wishes to point out that, regardless of the arrangement negotiated with PaineWebber, an Independent Fiduciary of a Section 404(c) Plan has the responsibility to disseminate all information it receives to each Directing Participant investing in the PACE Program.

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arrangement negotiated between PMAS and the Independent Fiduciary, a PaineWebber Investment Executive will meet with a Directing Participant, upon oral or written request, to discuss the services offered under the PACE Program, including the rebalancing feature described in Representation 12, as well as the operation and objectives of the Portfolios.9

9.  If accepted as an investor in the PACE Program, an Independent Fiduciary will be required by PMAS to acknowledge, in writing, prior to purchasing Trust shares, that such fiduciary has received copies of the documents referred to in Representation 8. With respect to a Plan that is covered by Title I of the Act (e.g., a defined contribution plan), where investment decisions will be made by a trustee, investment manager or a named fiduciary, PMAS will require that such Independent Fiduciary acknowledge in writing receipt of such documents and represent to PaineWebber that such fiduciary is (a) independent of PaineWebber and its affiliates, (b) capable of making an independent decision regarding the investment of Plan assets, (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and (d) able to make an informed decision concerning participation in the PACE Program.

With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares). Such Independent Fiduciary will be required to represent, in writing, to PMAS that such fiduciary is (a) independent of PaineWebber and its affiliates, (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and (c) able to make an informed decision concerning participation in the PACE Program.

10.  After the selection of specific Portfolios by an Independent Fiduciary or a Directing Participant,10 PMAS will continue to provide recommendations to such persons relating to asset allocations among the selected Portfolios. However, with respect to a Section 404(c) Plan in which at least three Portfolios may be selected by the Independent Fiduciary, PMAS's initial asset allocation recommendation to Directing Participants will be limited to fthe suggested Portfolios offered under the Plan. PMAS anticipates that it may also work with the Independent Fiduciary of a Section 404(c) Plan to assist the fiduciary in (a) identifying and drafting investment objectives, (b) selecting suitable investment categories or actual Portfolios to be offered to Directing Participants or (c) recommending appropriate long-term investment allocations to a Directing Participant, if this individual receives such advice.

An Independent Fiduciary or a Directing Participant will be permitted to change his or her investment allocation by specifying the new allocation in writing or by other means authorized by the Plan (e.g., by use of a kiosk). Although PaineWebber currently imposes no limitation on the frequency with which an Independent Fiduciary or a Directing Participant may change his or her prescribed asset allocation, PaineWebber reserves the right to impose reasonable limitations.

11.  Depending on the arrangement negotiated with PMAS, PaineWebber will provide each Independent Fiduciary with the following information: (a) Written confirmations of each purchase and redemption of shares of a Portfolio; (b) daily

9  The Department is expressing no opinion as to whether the information provided under the PACE Program is sufficient to enable a Directing Participant to exercise independent control over assets in his or her account as contemplated by Section 404(c) of the Act.

10  In the case of a Section 404(c) Plan, PMAS will receive electronically from the Recordkeeper each participant's investment selections.

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telephone quotations of such Plan's account balance; (c) a monthly statement of account specifying the net asset value of a Plan's assets that are invested in such account; and (d) a quarterly, written investment performance monitoring report.

The monthly account statement will include, among other information: (a) cash flow and transaction activity during the month, including purchase, sale and exchange activity and dividends paid or reinvested; (b) unrealized gains or losses on Portfolio shares held; and (c) a summary of total earnings and capital returns on the Plan's PACE Program Portfolio for the month and year-to-date. The quarterly investment performance report will include, among other information, the following: (a) a record of the performance of the Plan's PACE Program portfolio for the quarter and since inception showing rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period)11; (b) an investment outlook summary containing market commentary; and (c) the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each Portfolio. In addition, to the extent required by the arrangement negotiated with the Independent Fiduciary, the quarterly performance monitoring report will (a) contain an analysis and an evaluation of a Plan investor's account to assist the investor to ascertain whether the investment objectives are being met, and (b) recommend, from time to time, changes in Portfolio allocations. The quarterly performance monitoring report is described in the summary of the PACE Program contained in the Trust Prospectus.

With respect to a Section 404(c) Plan, the quarterly investment performance report transmitted to the Independent Fiduciary will include the following aggregate information relative to the Undisclosed Account as well as market commentary: (a) a record of the performance of the Plan's assets and rates of return as compared to several appropriate market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period); and (b) the Plan's actual investment portfolio with a breakdown of investments made in each Portfolio. As to each Directing Participant, PMAS will provide information to be contained in the quarterly performance monitoring report to such participants.

In addition, on both a quarterly and annual basis, commencing with the first quarterly report due after this notice of proposed exemption is issued, PaineWebber will provide, as applicable, an Independent Fiduciary or a Directing Participant with written disclosures of (a) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates; (b) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms; (c) the average brokerage commissions per share by the Trust to brokers affiliated with the PaineWebber, expressed as cents per share; and (d) the average brokerage commissions per share by the Trust to brokers unrelated to the PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

Further, the Independent Fiduciary or Directing Participant, as applicable, will have access to a PaineWebber Investment Executive for the discussion of the quarterly performance monitoring reports, the rebalancing feature described below in Representation 12 or any questions that may arise.

12.  Depending on the arrangement negotiated with PMAS, for any investor who so directs PMAS, the investor's Trust holdings will be automatically

11  The comparative index is a blended index of the individual Portfolio indices that are weighted by the allocation percentages corresponding to those holdings that make up the investor's total investment in the PACE Program.

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rebalanced on a periodic basis to maintain the investor's designated allocation among the Portfolios. PMAS will receive no additional compensation to provide this service. At both the Independent Fiduciary and Directing Participant levels, the rebalancing election will be made in writing or in any manner permitted by the Plan (e.g., in the case of a Section 404(c) Plan, electronic transmission by the Recordkeeper to PMAS of the Directing Participant's election). The election will be accompanied by a disclosure that is designed to provide the Independent Fiduciary and the Directing Participant, as applicable, with an understanding of the rebalancing feature. Disclosure of the rebalancing feature is included in the Prospectus for the PACE Program which will be provided to each Independent Fiduciary and Directing Participant.

It is currently anticipated that screening will be performed quarterly with respect to the PACE Program accounts for which the investor has elected the rebalancing service and that rebalancing will be performed for each such account where any Portfolio allocation deviates from the allocation prescribed by the investor by the agreed-upon uniform threshold.12 The threshold for triggering rebalancing is a percentage (presently, 2 1/2 percent) that has been established by PaineWebber and is applied uniformly to all accounts subject to rebalancing. If PaineWebber were, in the future, to determine that this uniform threshold should be changed, PMAS would notify all investors (including Independent Fiduciaries and Directing Participants) who had elected the rebalancing feature. Then, in order to continue to provide this service, PMAS would need to obtain the consent of each such investor.

The applicants note that rebalancing is a feature that an investor chooses to apply indefinitely until the investor notifies PaineWebber that it wishes to have this service discontinued. After rebalancing has been discontinued, an investor may reactivate the rebalancing service by notifying PaineWebber in writing.

13.  PaineWebber notes that not all of the services described above will be provided to every Plan. The services that will be provided will depend on what is decided upon by the Independent Fiduciary. Assuming the Independent Fiduciary requests a reduction in the level of services, there will be no corresponding reduction in the fee that the fiduciary pays PMAS. This is due to the bundled nature of the services provided in the PACE Program. For example, if the Independent Fiduciary were to limit the number of Portfolios available as investment options for its Plan participants, this might be deemed a reduction in the services available under the PACE Program that would not result in any reduction in the applicable Program fee. Similarly, under the PACE Program, an Independent Fiduciary of a Section 404(c) Plan may decide for its own reasons not to make the automatic rebalancing

12  Currently, with regard to investors who have elected the rebalancing feature, rebalancing is effected by an automated, mechanical system that, as to each account: (a) Calculates the current allocation for each Portfolio based on the quarter-end net asset value; (b) compares the current allocation for each Portfolio with the allocation prescribed by the investor; (c) identifies for rebalancing all accounts with one or more Portfolios whose current allocation deviates by the agreed-upon threshold from the allocation prescribed by the investor; and (d) for each account which has been identified for rebalancing pursuant to (a)-(c), (1) calculates the dollar difference between the current allocation and the allocation prescribed by the investor, (2) reduces each Portfolio whose current allocation exceeds the allocation prescribed by the investor by an amount equal to the dollar difference between the two allocations, and (3) increases each Portfolio whose current allocation is less than the allocation prescribed by the investor by an amount equal to the dollar difference between the two allocations. This rebalancing is accomplished by automatically exchanging, in the order of the Portfolio's respective CUSIP numbers, a dollar-equivalent number of shares of each Portfolio to be reduced for the corresponding number of shares of a Portfolio to be increased until the current allocation is equal to the allocation prescribed by the investor. Valuation of the Portfolios is done as of the close of regular trading on the NYSE each business day.

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service available to Directing Participants. Under such circumstances, PMAS will not reduce its fees to reflect the absence of the provision of rebalancing services to the Plan. Further, under the particular arrangement which it has negotiated with PMAS, the Independent Fiduciary may or may not request PaineWebber Investment Executives to make presentations or be available to meet with Directing Participants.

Thus, an Independent Fiduciary may choose all, some or none of the PACE Program's optional services. If an Independent Fiduciary selects all of these services, the Plan will incur no greater an annual fee than had that Independent Fiduciary selected some or none of these services. The absence of a reduction in fees in the event not all services are requested is an issue that should be considered by the Independent Fiduciary.13 Nonetheless, the Applicants represent that the reduction in the types of services provided will not cause the fees paid to PaineWebber by a Plan under the PACE Program to violate section 408(b)(2) of the Act.

14.  Plans wishing to redeem their Trust shares may communicate their requests in writing or by telephone to PMAS. Redemption requests received in proper form prior to the close of trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value at the close of business of the next day, except on weekends or holidays when the NYSE is closed. A Portfolio will be required to transmit redemption proceeds for credit to an investor's account with PaineWebber within 5 business days after receipt of the redemption request.14 In the case of an IRA or Keogh Plan investor, PaineWebber will not hold redemption proceeds as free credit balances and will, in the absence of receiving investment instructions, place all such assets in a money market fund (other than the PACE Money Market Investments Portfolio) that may be affiliated with PaineWebber.15 In the case of Plans that are covered by Title I of the Act, the redemption proceeds will be invested by PaineWebber in accordance with the investment directions of the Independent Fiduciary responsible for the management of the Plan's assets. With respect to a Section 404(c) Plan, the treatment of such investment will depend upon the arrangement for participant investment instructions selected by the Plan sponsor. In the event that the Independent Fiduciary does not give other investment directions, such assets will be swept into a no-load money market fund that may be affiliated with PaineWebber. No brokerage charge or commission is charged to the participant for this service.

Due to the high costs of maintaining small PACE Program (Plan) accounts, the Trusts may redeem all Trust shares held in a PACE Program account

13  In this regard, the Department emphasizes that it expects the Independent Fiduciary to consider prudently the relationship of the fees to be paid by the Plan to the level of services to be provided by PaineWebber. In response to the Department's concern over this matter, PaineWebber represents that it will amend the Trust Prospectus to include the following statement: "Investors who are fiduciaries or otherwise, in the process of making investment decisions with respect to Plans, should consider, in a prudent manner, the relationship of the fees to be paid by the Plan along with the level of services provided by PaineWebber."

14  PaineWebber will provide clearance (on a fully disclosed basis), settlement and other back office services to other broker-dealers.

15  The applicants are not requesting, nor is the Department proposing, exemptive relief with respect to the investment, by PaineWebber, of redemption proceeds in an affiliated money market fund and where the Plan investor has not given investment instructions. The applicants represent that to the extent PaineWebber is considered a fiduciary, such investments will comply with the terms and conditions of PTE 77-4. However, the Department expresses no opinion herein on whether such transactions are covered by this class exemption.

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in which the Trust shares have a current value of $7,500 or less after the investor has been given at least thirty days in which to purchase additional Trust shares to increase the value of the account to more than the $7,500 amount. Proceeds of an involuntary redemption will be deposited in the investor's brokerage account unless PaineWebber is otherwise instructed.16

15.  Through the PACE Program, shares of a Portfolio may be exchanged by an investor for shares of another Portfolio at their respective net asset values and without the payment of an exchange fee. However, Portfolio shares are not exchangeable with shares of other PaineWebber group of funds or portfolio families.

With respect to brokerage transactions that are entered into under the PACE Program for a Portfolio, such transactions may be executed through PaineWebber and other affiliated broker-dealers, if in the judgment of Mitchell Hutchins or the Sub-Adviser, as applicable, the use of such broker-dealer is likely to result in price and execution at least as favorable, and at a commission charge comparable to those of other qualified broker-dealers.

16.  Each Portfolio will bear its own expenses, which generally include all costs that are not specifically borne by PaineWebber, Mitchell Hutchins or the Sub-Advisers. Included among a Portfolio's expenses will be costs incurred in connection with the Portfolio's organization, investment management and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining the Trust's legal existence and shareholder relations. No Portfolio, however, will impose sales charges on purchases, reinvested dividends, deferred sales charges, redemption fees; nor will any Portfolio incur distribution expenses. Investment management fees payable to Mitchell Hutchins and the Sub-Advisers will be disclosed in the Trust Prospectus.

17.  As to each Plan, the total fees that are paid to PMAS and its affiliates will constitute no more than reasonable compensation.17 In this regard, for its services under the PACE Program, PMAS charges an investor a quarterly fee for asset allocation and related services. This "outside fee", will not be more than 1.50 percent on an annual basis of the maximum annual value of the assets in the investor's PACE Program account. Such fee may be paid either from the assets in the account or by separate check. A smaller outside fee may be charged depending on such factors as the size of the PACE Program account (e.g., PACE Program accounts in excess of $100,000), the number of Plan participants or the number of PACE Program accounts. The outside fee is charged directly to an investor and is neither affected by the allocation of assets among the Portfolios nor by whether an investor follows or ignores PMAS's advice.18 In the case of Plans, the outside fee may be paid by the Plan or the Plan

16  The thirty day limit does not restrict a Plan's ability to redeem its interest in the Trust. The thirty day notice period is provided to give a Plan an opportunity to increase the value of the assets in its Plan account with PaineWebber to an amount in excess of $7,500. If desired, the Plan may still follow the redemption guidelines described above.

17  The applicants represent that PMAS and its affiliates will not receive 12b-1 Fees in connection with the transactions.

18  PaineWebber represents that the outside fee will not be imposed on the accounts of the PaineWebber Group and its subsidiaries, including PaineWebber, PMAS, Mitchell Hutchins or their subsidiaries, accounts of their immediate families and IRAs and certain employee pension benefit plans for these persons. The applicants state that this fee will be waived to encourage employees to invest in PaineWebber, although PaineWebber reserves the right to impose such fees. However, with respect to IRAs or Plans maintained by PaineWebber or its affiliates for their employees, the applicants assert that such waiver would be required by PTE 77-3.

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sponsor or, in the case of IRAs only, the fee may be paid by the IRA owner directly.

For Plan investors, the outside fee will be payable in full within five business days (or such other period as may be required under applicable law or regulation) after the trade date for the initial investment in the Portfolios and will be based on the value of assets in the PACE Program on the trade date of the initial investment. The initial fee payment will cover the period from the initial investment trade date through the last calendar day of the subsequent calendar quarter, and the fee will be pro-rated accordingly. Thereafter, the quarterly fee will cover the period from the first calendar day through the last calendar day of the current calendar quarter. The quarterly fee will be based on the value of assets in the PACE Program measured as of the last calendar day of the previous quarter, and will be payable on the fifth business day of the current quarter.

If additional funds are invested in the Portfolios during any quarter, the applicable fee, pro-rated for the number of calendar days then remaining in the quarter and covering the amount of such additional funds, shall be charged and be payable five business days later. In the case of redemptions during a quarter, the fee shall be reduced accordingly, pro-rated for the number of calendar days then remaining in the quarter. If the net fee increase or decrease to an investor for additional purchases and/or redemptions during any one quarter is less than $20, the fee increase or decrease will be waived.

In addition, for investment management and administrative services provided to the Trust, Mitchell Hutchins will be paid, from each Portfolio, a fee which is computed daily and paid monthly at an annual rate ranging from .35 percent to 1.10 percent, of which the management fee component ranges from .15 percent to .90 percent on an annual basis, of each Portfolio's average daily net assets depending upon the Portfolio's objective.19 From these management fees, Mitchell Hutchins will compensate the applicable Sub-Adviser. This "inside fee," which is the difference between the individual Portfolio's total management fee and the fee paid by Mitchell Hutchins to the Sub-Adviser, will vary from the annual rate of .15 percent to .40 percent depending on the Portfolio. With the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins is paid a management fee of 15 basis points, Mitchell Hutchins is retaining 20 basis points as a management fee from each remaining single Portfolio on investment assets attributable to the Plans. Pursuant to Transfer Agency and Service Agreements with the Trust, PFPC and State Street will be paid annual fees of $350,000 and $650,000, respectively, for transfer agent and custodial services.

18.  The management fees that are paid at the Portfolio level to Mitchell Hutchins and the Sub-Advisers are set forth in the following table. For purposes of the table, Mitchell Hutchins and a Sub-Adviser are referred to as "MH" and "SA," respectively. As noted in the table, the sum of the management fees retained by Mitchell Hutchins and the Sub-Adviser with respect to a Portfolio will equal the total management fee paid by that Portfolio.

Portfolio	MH management fee (precent)	SA retained fee (precent)	MH retained fee (percent)
PACE Money Market Investments	.15	.00	.15
PACE Government Securities Fixed Income Investments	.50	.25	.25
PACE Intermediate Fixed Income Investments	.40	.20	.20

19  The fees payable to Mitchell Hutchins under its investment management and administration agreement with the Trust are comprised of two components. One component is for administrative services provided to each Portfolio at the annual rate of .20 percent of each Portfolio's net assets. The second component is for investment management and related services provided to each Portfolio. The annualized fee range here is from .15 percent to .90 percent of the Portfolio's average daily net assets.

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Portfolio	MH management fee (precent)	SA retained fee (precent)	MH retained fee (percent)
PACE Strategic Fixed Income Investments	.50	.25	.25
PACE Municipal Fixed Income Investments	.40	.20	.20
PACE Global Fixed Income Investments	.60	.35	.25
PACE Large Company Value Equity Investments	.60	.30	.30
PACE Large Company Growth Equity Investments	.60	.30	.30
PACE Small/Medium Company Value Equity Investments	.60	.30	.30
PACE Small/Medium Company Growth Equity Investments	.60	.30	.30
PACE International Equity Investments	.70	.40	.30
PACE International Emerging Markets Investments	.90	.50	.40

PMAS is offsetting, quarterly, against the outside fee such amounts as is necessary to ensure that Mitchell Hutchins retains no more than 20 basis points as a management fee from any Portfolio on investment assets attributable to any Plan.20

The administrative services fee payable to Mitchell Hutchins is not being offset against the outside fee. Instead, that fee is being retained by Mitchell Hutchins.

19.  The following example demonstrates the operation of the fee offset mechanism, the calculation of the net inside fee, and the calculation of the total of a Plan investor's net outside fee and share of the investment management fees paid by the Portfolios in a given calendar quarter or year:

Assume that as of September 30, 1995, the net asset value of Trust Portfolio shares held by a Plan investor was $1,000. Investment assets attributable to the Plan were distributed among five Trust Portfolios: (1) PACE Money Market Investments in which the Plan made a $50 investment and from which Mitchell Hutchins would retain an inside fee of .15 percent; (2) PACE Intermediate Fixed Income Investments in which the Plan made a $200 investment and from which Mitchell Hutchins would retain an inside fee of .20 percent; (3) PACE Large Company Value Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would retain an inside fee of .30 percent; (4) PACE Small/Medium Company Growth Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would be entitled to receive an inside fee of .30 percent; and (5) PACE International Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would be entitled to receive an inside fee of .30 percent.

Assume that the Plan investor pays an outside fee of 1.50 percent so that the total outside fee for the calendar quarter October 1 through December 31, prior to the fee offset, would be as follows:

Portfolio	Amount invested	Maximum outside quarterly fee		Outside quarterly fee
PACE Money Market Investments	$50	1.50	% (.25)	$0.1875
PACE Intermediate Fixed Income Investments	200	1.50	% (.25)	.7500
PACE Large Company Value Equity Investments	250	1.50	% (.25)	.9375
PACE Small/Medium Company Growth Equity Investments	250	1.50	% (.25)	.9375
PACE International Equity Investments	250	1.50	% (.25)	.9375
Total Outside Fee Per Quarter	1,000	—		3.7500

Under the proposed fee offset, the outside fee charged to the Plan must be reduced by a

20  PaineWebber asserts that it chose 20 basis points as the maximum net fee retained for management services rendered to the Portfolios because this amount represents the lowest percentage management fee charged by PaineWebber among the Portfolios (excluding the PACE Money Market Investments Portfolio for which a fee of 15 basis points will be charged).

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Reduction Factor to ensure that Mitchell Hutchins retains an inside fee of no more than 20 basis points from each of the Portfolios on investment assets attributable to the Plan. The following table shows the Reduction Factor as applied to each of the Portfolios comprising the Trust:

Portfolio	MH retained fee (percent)	Maximum MH fee (percent)	Reduction factor (percent)
PACE Money Market Investments	.15	.15	.00
PACE Government Securities Fixed Income Investments	.25	.20	.05
PACE Intermediate Fixed Income Investments	.20	.20	.00
PACE Strategic Fixed Income Investments	.25	.20	.05
PACE Municipal Fixed Income Investments	.20	.20	.00
PACE Global Fixed Income Investments	.25	.20	.05
PACE Large Company Value Equity Investments	.30	.20	.10
PACE Large Company Growth Equity Investments	.30	.20	.10
PACE Small/Medium Company Value Equity Investments	.30	.20	.10
PACE Small/Medium Company Growth Equity Investments	.30	.20	.10
PACE International Equity Investments	.30	.20	.10
PACE International Emerging Markets Investments	.40	.20	.20

Under the proposed fee offset, a Reduction Factor of .10 percent is applied against the quarterly outside fee with respect to the value of Plan assets that have been invested in PACE Large Company Value Equity Investments, PACE Small/Medium Company Growth Equity Investments and PACE International Equity Investments. As noted above, the PACE Money Market Investments Portfolio and the PACE Intermediate Fixed Income Investments Portfolio do not require the application of a Reduction Factor because the management fee retained by Mitchell Hutchins for managing these Portfolios does not exceed 20 basis points. Therefore, the quarterly offset for the plan investor is computed as follows:

(.25)[($250).10% + ($250).10% +
($250).10%] = $0.1875 or $.19.

In the foregoing example, if the Plan investor elects to receive an invoice directly, the Plan investor would be mailed a statement for its PACE Program account on or about October 15, 1995. This statement would show the outside fee to be charged for the calendar quarter October 1 through December 31, as adjusted by subtracting the quarterly offset from the quarterly outside fee as determined above. The net quarterly outside fee that would be paid to PMAS would be determined as follows:

$3.75 – $.19 = $3.56.

The Plan investor that elects to receive an invoice directly would be asked to pay the outside fee for that quarter within 30 days of the date on which the statement was mailed (e.g., November 15, 1995). If the outside fee were not paid by that date, PMAS would debit the account of the Plan investor (as with other investors) for the amount of the outside fee (pursuant to the authorization contained in the PACE Program Investment Advisory Agreement, and as described in the PACE Program Description appended to the Prospectus).21 A Plan

21  PaineWebber explains that the foregoing example illustrates the fact that Plan investors will get the benefit of the fee offset contemporaneously upon the payment of the outside fee. Because the inside fee is paid monthly and the fee offset is computed quarterly, the applicants also explain that PMAS does not receive the benefit of a "float" as a result of such calculations because the fee offset will always be realized no later than the time that the outside fee is paid. Since the inside fee is paid at the end of each calendar month, the applicants further explain that Plan investors will realize the full benefit of the offset before the time that the inside fee is paid for the second and third months of the calendar quarter.

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investor that elects to have the outside fee debited from its account would receive, in November, a statement as of October 31 reflecting the outside fee and the quarterly offset therefrom.

Assuming the Plan investor's investment in and allocation among the Portfolios remains constant throughout the quarter, (a) the Plan investor's fees for the quarter for asset allocation and related services provided by PMAS (net outside fee) and (b) the fees paid by the Portfolios for investment management services provided by Mitchell Hutchins (inside fee) would be as follows:

$3.56 (net outside fee)+(.25) [($50+$200+$250+$250+$250).20%] (administrative services fee)+(.25)

[($50).15% + ($200).20% + ($250 + $250 + $250).30%] (inside fee) = $4.74.

Assuming the Plan investor's investment in and allocation among the Portfolios remains constant throughout the year, the total net outside fee and inside fee borne by the Plan investor for the year would be as follows:

4 (($4.74) = $18.96 or 1.89% per $1,000 invested.

20.  PaineWebber notes that a potential conflict may exist by reason of the variance in retained inside fees between the different Portfolios. For example, Mitchell Hutchins will retain a lower inside fee with respect to assets invested in the PACE Money Market Investments Portfolio than all other Portfolios. PaineWebber recognizes that this factor could result in the recommendation of a higher fee-generating Portfolio to an investing Plan. Nonetheless, PMAS will be subject to and intends to comply fully with the standards of fiduciary duty that require that it act solely in the best interest of the Plan when making investment recommendations.

21.  The books of the Trust will be audited annually by independent, certified public accountants selected by the Trustees and approved by the investors. All investors will receive copies of an audited financial report no later than sixty days after the close of each Trust fiscal year. All Trust financial statements will be prepared in accordance with generally accepted accounting principles and relevant provisions of the federal securities laws. The books and financial records of the Trust will be open for inspection by any investor, including the Department, the Service and SEC, at all times during regular business hours.

22.  In summary, it is represented that the transactions will satisfy the statutory criteria for an exemption under section 408(a) of the Act because:

(a)  The investment of a Plan's assets in the PACE Program will be made and approved by a Plan fiduciary or participant that is independent of PaineWebber and its affiliates such that the Independent Fiduciary or Directing Participant will maintain complete discretion with respect to participating in the PACE Program.

(b)  An Independent Fiduciary or Directing Participant will have full discretion to redeem his or her shares in the Trust.

(c)    No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust and PMAS nor will its affiliates receive 12b-1 Fees in connection with the transactions.

(d)  Prior to making an investment in the PACE Program, each Independent Fiduciary or Directing Participant will receive offering materials and disclosures from PMAS which disclose all material facts concerning the purpose, fees, structure, operation, risks and participation in the PACE Program.

(e)  PMAS will provide written documentation to an Independent Fiduciary or Directing Participant of its recommendations or evaluations based upon objective criteria.

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(f)    With the exception of Mitchell Hutchins which will manage the PACE Money Market Investments Portfolio, any Sub-Adviser appointed to exercise investment discretion over a Portfolio will always be independent of PaineWebber and its affiliates.

(g)  The quarterly investment advisory fee that is paid by a Plan to PMAS for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points from any Portfolio (with the exception of the PACE Money Market Investments Portfolio) on investment assets attributable to the Plan investor. However, the quarterly fee paid to Mitchell Hutchins for administrative services will be retained by Mitchell Hutchins and will not be offset against the outside fee.

(h)  Each participating Plan will receive copies of the Trust's semi-annual and annual report which will include financial statements for the Trust that have been prepared by independent, certified public accountants and investment management fees paid by each Portfolio.

(i)  On a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary or, if applicable, Directing Participant, with respect to (1) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates; (2) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms; (3) the average brokerage commissions per share by the Trust to brokers affiliated with the PaineWebber, expressed as cents per share; and (4) the average brokerage commissions per share by the Trust to brokers unrelated to the PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

For Further Information Contact: Ms. Jan D. Broady of the Department, telephone (202) 219-8881. (This is not a toll-free number.)

40000-40004 Federal Register Vol. 61, No. 148  Wednesday, July 31, 1996

[Prohibited Transaction Exemption 96-59; Exemption Application No. D-09818, et al.]  Notices

Grant of Individual Exemptions; PaineWebber Incorporated

Agency: Pension and Welfare Benefits Administration, Labor.

Action: Grant of individual exemptions.

Summary: This document contains exemptions issued by the Department of Labor (the Department) from certain of the prohibited transaction restrictions of the Employee Retirement Income Security Act of 1974 (the Act) and/or the Internal Revenue Code of 1986 (the Code).

Notices were published in the Federal Register of the pendency before the Department of proposals to grant such exemptions. The notices set forth a summary of facts and representations contained in each application for exemption and referred interested persons to the respective applications for a complete statement of the facts and representations. The applications have been available for public inspection at the Department in Washington, D.C.. The notices also invited interested persons to submit comments on the requested exemptions to the Department. In addition the notices stated that any interested person might submit a written request that a public hearing be held (where appropriate). The applicants have represented that they have complied with the requirements of the notification to interested persons. No public comments and no requests for a

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hearing, unless otherwise stated, were received by the Department.

The notices of proposed exemption were issued and the exemptions are being granted solely by the Department because, effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type proposed to the Secretary of Labor.

Statutory Findings

In accordance with section 408(a) of the Act and/or section 4975(c)(2) of the Code and the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, 32847, August 10, 1990) and based upon the entire record, the Department makes the following findings:

(a)  The exemptions are administratively feasible;

(b)  They are in the interests of the plans and their
participants and beneficiaries; and

(c)  They are protective of the rights of the participants and beneficiaries of the plans.

PaineWebber Incorporated (PaineWebber), located in New York, NY [Prohibited Transaction Exemption 96-59; Exemption Application No. D-09818]

Exemption

Section I. Covered Transactions

The restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(A) through (D) of the Code, shall not apply, effective August 18, 1995, to the purchase or redemption of shares by an employee benefit plan, a plan described in section 403(b) of the Code (the Section 403(b) Plan), an individual retirement account (the IRA) or a retirement plan for a self-employed individual (the Keogh Plan) (collectively referred to herein as the Plans) in the PaineWebber Managed Accounts Services Portfolio Trust (the Trust) established in connection with such Plans' participation in the PaineWebber PACE Program (the PACE Program).

In addition, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, effective August 18, 1995, to (a) the provision, by PaineWebber Managed Accounts Services (PMAS), a division of PaineWebber, of asset allocation and related services to an independent fiduciary of a Plan (the Independent Fiduciary) or to a directing participant (the Directing Participant) in a Plan that is covered under and permits participant selection as contemplated by the provisions of section 404(c) of the Act (the Section 404(c) Plan), which may result in the selection by the Independent Fiduciary or the Directing Participant of portfolios of the Trust (the Portfolios) in the PACE Program for the investment of Plan assets; and (b) the provision of investment management services by Mitchell Hutchins Asset Management, Inc. (Mitchell Hutchins) to the PACE Money Market Investments Portfolio of the Trust.

This exemption is subject to the conditions set forth below in Section II.

Section II. General Conditions

(a)  The participation of each Plan in the PACE Program is approved by an Independent Fiduciary or, if applicable, Directing Participant.

(b)  As to each Plan, the total fees paid to PMAS and its affiliates constitute no more than reasonable compensation and do not include the receipt of fees pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the '40 Act) by PMAS and its affiliates in connection with the transactions.

(c)  No Plan pays a fee or commission by reason of the acquisition or redemption of shares in the Trust.

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(d)  The terms of each purchase or redemption of Trust shares remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

(e)  PMAS provides written documentation to an Independent Fiduciary or a Directing Participant of its recommendations or evaluations based upon objective criteria.

(f)  Any recommendation or evaluation made by PMAS to an Independent Fiduciary or Directing Participant is implemented only at the express direction of such fiduciary or participant.

(g)  PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all Portfolios made available under the Plan.

(h)  With the exception of the PACE Money Market Investments Portfolio, any sub-adviser (the Sub-Adviser) appointed by Mitchell Hutchins to exercise investment discretion with respect to a Portfolio is independent of PaineWebber and its affiliates.

(i)  The quarterly fee that is paid by a Plan to PMAS for asset allocation and related services rendered to such Plan under the PACE Program (i.e., the outside fee) is offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points as a management fee from any Portfolio (with the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins retains an investment management fee of 15 basis points) containing investments attributable to the Plan investor. However, the quarterly fee of 20 basis points that is paid to Mitchell Hutchins for administrative services is retained by Mitchell Hutchins and is not offset against the outside fee.

(j)  With respect to its participation in the PACE Program prior to purchasing Trust shares,

(1)  Each Independent Fiduciary receives the following written or oral disclosures from PaineWebber:

(A)  A copy of the prospectus (the Prospectus) for the Trust discussing the investment objectives of the Portfolios comprising the Trust; the policies employed to achieve these objectives; the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their affiliates; the compensation paid to such entities; any additional information explaining the risks of investing in the Trust; and sufficient and understandable disclosures relating to rebalancing of investor accounts.

(B)  Upon written or oral request to PaineWebber, a Statement of Additional Information supplementing the Prospectus, which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

(C)  An investor questionnaire.

(D)  A written analysis of PMAS's asset allocation recommendation of specific Portfolios.

(E)  A copy of the agreement between PMAS and such Plan relating to participation in the PACE Program.

(F)  Upon written request to Mitchell Hutchins, a copy of the respective investment advisory agreements between Mitchell Hutchins and the Sub-Advisers.

(G)  Copies of the proposed exemption and grant notice describing the exemptive relief provided herein.

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UBS PACE® Select Advisors Trust

(2)  In the case of a Section 404(c) Plan, the Independent Fiduciary will—

(A)  Make copies of the foregoing documents available to Directing Participants.

(B)  Allow Directing Participants to interact with PaineWebber Investment Executives and receive information relative to the services offered under the PACE Program, including the rebalancing feature, and the operation and objectives of the Portfolios.

(3)  If accepted as an investor in the PACE Program, an Independent Fiduciary of a Section 403(b) Plan, an IRA or a Keogh Plan, is required to acknowledge, in writing to PMAS, prior to purchasing Trust shares that such fiduciary has received copies of the documents described in paragraph (j)(1) of this Section II.

(4)  With respect to a Section 404(c) Plan, written acknowledgment of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary). Such Independent Fiduciary will be required to represent in writing to PMAS that such fiduciary is—

(A)  Independent of PaineWebber and its affiliates;

(B)  Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and;

(C)  Able to make an informed decision concerning participation in the PACE Program.

(5)  With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to PMAS that such fiduciary is

(A)  Independent of PMAS and its affiliates;

(B)  Capable of making an independent decision regarding the investment of Plan assets;

(C)  Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto; and

(D)  Able to make an informed decision concerning participation in the PACE Program.

(k)  As applicable, subsequent to its participation in the PACE Program, each Independent Fiduciary receives the following written or oral disclosures with respect to its ongoing participation in the PACE Program:

(1)  Written confirmations of each purchase or redemption transaction by the Plan with respect to a Portfolio.

(2)  Telephone access to quotations from PaineWebber of such Plan's account balance.

(3)  A monthly statement of account from PaineWebber specifying the net asset value of the Plan's investment in such account. Such statement is also anticipated to include cash flow and transaction activity during the month, unrealized gains or losses on Portfolio shares held; and a summary of total earnings and capital returns on the Plan's PACE Portfolio for the month and year-to-date.

(4)  The Trust's semi-annual and annual report which will include financial statements for the Trust and investment management fees paid by each Portfolio.

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UBS PACE® Select Advisors Trust

(5)  A written quarterly monitoring report that includes (a) a record of the Plan's PACE Program portfolio for the quarter and since inception, showing the rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period); (b) an investment outlook summary containing market commentary; and (c) the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each portfolio. The quarterly monitoring report will also contain an analysis and an evaluation of a Plan investor's account to assist the investor to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

(6)  A statement, furnished at least quarterly or annually, specifying—

(A)  The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;

(B)  The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms;

(C)  The average brokerage commissions per share that are paid by the Trust to brokers affiliated with PaineWebber, expressed as cents per share; and

(D)  The average brokerage commissions per share that are paid by the Trust to brokers unrelated to PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

(7)  Periodic meetings with a PaineWebber Investment Executive (or the appropriate PaineWebber representative) by Independent Fiduciaries to discuss the quarterly monitoring report or any other questions that may arise.

(l)  In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS, certain of the information noted above in subparagraphs (k)(1) through (k)(7) of this Section II may be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants.

(m)  If previously authorized in writing by the Independent Fiduciary, the Plan investor's account is automatically rebalanced on a periodic basis to the asset allocation previously prescribed by the Plan or participant, as applicable, if the quarterly screening reveals that one or more Portfolio allocations deviates from the allocation prescribed by the investor by the agreed-upon formula threshold.

(n)  The books and records of the Trust are audited annually by independent, certified public accountants and all investors are sent copies of an audited financial report no later than 60 days after the close of each Trust fiscal year.

(o)  PaineWebber maintains, for a period of six years, the records necessary to enable the persons described in paragraph (p) of this Section II to determine whether the conditions of this exemption have been met, except that—

(1)  A prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of PaineWebber and/or its affiliates, the records are lost or destroyed prior to the end of the six year period; and

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UBS PACE® Select Advisors Trust

(2)  No party in interest other than PaineWebber shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975 (a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (p)(l) of this Section II below.

(p)  (1)  Except as provided in subparagraph (p)(2) of this paragraph and notwithstanding any provisions of subsections (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (o) of this Section II are unconditionally available at their customary location during normal business hours by:

(A)  Any duly authorized employee or representative of the Department, the Internal Revenue Service (the Service) or the Securities and Exchange Commission (the SEC);

(B)  Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

(C)  Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

(D)  Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

(p)  (2)  None of the persons described above in paragraphs (p)(1)(B)-(p)(1)(D) of this paragraph (p) are authorized to examine the trade secrets of PaineWebber or Mitchell Hutchins or commercial or financial information which is privileged or confidential.

Section III. Definitions

For purposes of this exemption:

(a)  The term "PaineWebber" means PaineWebber Incorporated and any affiliate of PaineWebber, as defined in paragraph (b) of this Section III.

(b)  An "affiliate" of PaineWebber includes—

(1)  Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with PaineWebber.

(2)  Any officer, director or partner in such person, and

(3)  Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

(c)  The term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.

(d)  The term "Independent Fiduciary" means a Plan fiduciary which is independent of PaineWebber and its affiliates and is either

(1)  A Plan administrator, trustee, investment manager or named fiduciary of a Section 404(c) Plan or a Section 403(b) Plan;

(2)  A participant in a Keogh Plan;

(3)  An individual covered under a self-directed IRA which invests in Trust shares;

(4)  An employee, officer or director of PaineWebber and/or its affiliates covered by an IRA not subject to Title I of the Act;

(5)  A trustee, Plan administrator, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction

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UBS PACE® Select Advisors Trust

as contemplated by Section 404(c) of the Act; or

(e)  The term "Directing Participant" means a participant in a Plan covered under the provisions of section 404(c) of the Act, who is permitted under the terms of the Plan to direct, and who elects to so direct, the investment of the assets of his or her account in such Plan.

(f)  The term "Plan" means a pension plan described in 29 CFR 2510.3-2, a welfare benefit plan described in 29 CFR 2510.3-1, a plan described in section 4975(e)(1) of the Code, and in the case of a Section 404(c) Plan, the individual account of a Directing Participant.

Effective date: This exemption will be effective as of August 18, 1995.

For a more complete statement of the facts and representations supporting the Department's decision to grant this exemption, refer to the notice of proposed exemption (the Notice) published on March 22, 1996 at 61 FR 11882.

Written Comments

The Department received one written comment with respect to the Notice and no requests for a public hearing. The comment was submitted by PaineWebber, PMAS and Mitchell Hutchins (collectively, the Applicants). Their comment is broken down into the areas discussed below.

(1)  Section 403(b) Plan Participation. In addition to IRAs, Keogh Plans, Section 404(c) Plans and other types of employee benefit plans that will participate in the PACE Program, the Applicants represent that they wish to offer shares in the Trust to Plans that are described in section 403(b) of the Code. Therefore, the Applicants have requested that the Department include references to Section 403(b) Plans in the exemptive language set forth in Section I, in the conditional language set forth in Sections II(j)(3) and III(d)(1) and in Representation 6 of the Summary of Facts and Representations (the Summary). The Department has revised the Notice accordingly.

(2)  Available Portfolios. Section II(g) of the Notice states that PMAS will provide investment advice in writing to an Independent Fiduciary or a Directing Participant with respect to all available Portfolios offered by the Trust. The Applicants note, however, that, in the case of a Section 404(c) Plan, an Independent Fiduciary will determine the initial array of Portfolios among which the Directing Participants may allocate Plan assets, and that such fiduciary may decide to include less than all of the Portfolios in that array. Therefore, the Applicants have requested that the Department revise Section II(g) of the Notice as follows to make it clear that "available" Portfolios are those that will be selected by the Independent Fiduciary under such circumstances:

(g)  PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all Portfolios made available under the Plan.

The Department has made the change requested by the Applicants.

(3)  Independent Fiduciary Role. With respect to a Section 404(c) Plan, Section II(j)(4) of the Notice states that written acknowledgement of the receipt of initial disclosures from PaineWebber will be provided by the Independent Fiduciary who may be the Plan administrator, trustee, investment manager or the named fiduciary, as the record holder of Trust shares. The Applicants wish to clarify that because the trustee of a trust is generally the legal owner of trust assets, the Plan trustee rather than the Independent Fiduciary is the actual recordholder of Trust shares. Therefore, the Applicants request that the Department revise Section II(j)(4) of the Notice to read as follows:

(4)  With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary).

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UBS PACE® Select Advisors Trust

The Department has amended the Notice in this regard.

(4)  Directing Participant Disclosure. Section II(1) of the Notice states, in relevant part, that if an Independent Fiduciary of a Section 404(c) Plan has established an Undisclosed Account with PaineWebber, certain disclosures will be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants, depending upon the arrangement negotiated with PMAS. In an effort to reflect the manner in which that information will be distributed or made available to Directing Participants and/or to the Independent Fiduciaries of Section 404(c) Plans, the Applicants request that the Department modify Section II(l) of the Notice.

The Department has amended Section II(1) of the Notice to read as follows:

(1)  In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS, certain of the information noted above in subparagraphs (k)(1) through (k)(7) of this Section II may be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants.

(5)  Description of PaineWebber Group and PaineWebber. Representation 1(a) of the Summary, states, in part, that the PaineWebber Group is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. It is also represented that PaineWebber Group holds memberships or associate memberships on several principal foreign securities and commodities exchanges. Although the Applicants furnished this information to the Department, they wish to clarify that these representations pertain to PaineWebber rather than to the Paine Webber Group. Therefore, they request that the Department make appropriate changes to the Summary.

The Department has revised the language in Representation 1(b) of the Summary as follows:

PaineWebber is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. It also holds memberships or associate memberships on several principal foreign securities and commodities exchanges.

(6)  Net Asset Value Per Share. In pertinent part, Representation 2 of the Summary states that with the exception of the PACE Money Market Investments Portfolio, shares in the Trust were initially offered to the public by PaineWebber at a net asset value of $10 per share and that shares in the PACE Money Market Investments Portfolio are being offered to the public at a net asset value of $1.00 per share. The Applicants wish to clarify that with the exception of the PACE Money Market Investments Portfolio in which shares are offered to the public at a net asset value of $1.00 per share, shares in the other Portfolios were initially offered to the public at a net asset value of $12 per share.

Accordingly, the Department has revised the sixth and seventh sentences of Representation 2 to read as follows:

With the exception of the PACE Money Market Investments Portfolio, shares in each of the Portfolios were initially offered to the public at a net asset value of $12 per share. Shares in the PACE Money Market Investments Portfolio are offered to the public at a net asset value of $1.00 per share.

(7)  Minimum Investments. The second paragraph of Representation 3 of the

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UBS PACE® Select Advisors Trust

Summary states, in part, that the minimum initial investment for a prospective investor in the PACE Program is $10,000. The Applicants note, however, that the minimum initial investment threshold for an investor is currently $25,000 and not $10,000. For Plan investors and Uniform Gift or Transfer to Minors Accounts, the Applicants wish to clarify that the minimum initial investment is presently $10,000.

The Department has revised part of Representation 3 to read as follows:

***The minimum initial investment in the PACE Program currently is $25,000 (except for Plans and Uniform Gift or Transfer to Minors Accounts, for which the minimum initial investment is currently $10,000).

(8)  Valuation of Portfolio Shares. Footnote 10 of the Summary states, in part, that the net asset value of shares in the PACE Money Market Investments Portfolio is determined as of 12 p.m. each business day. To indicate that the net asset value of all Portfolio shares, including shares of the PACE Money Market Investments Portfolio, is being determined as of the close of regular trading on the New York Stock Exchange (currently 4 p.m., Eastern Time) each business day, the Applicants request that the Department modify Footnote 10 of the Summary.

The Department has modified Footnote 10 to read as follows:

The net asset value of each Portfolio's shares is determined as of the close of regular trading on the New York Stock Exchange (the NYSE) (currently, 4 p.m., Eastern Time) each business day. Each Portfolio's net asset value per share is determined by dividing the value of the securities held by the Portfolio plus any cash or other assets minus all liabilities by the total number of Portfolio shares outstanding.

In addition, the Applicants have requested that Footnote 16 of the Summary be revised to incorporate the following language:

***The net asset value of each Portfolio's shares is determined as of the close of regular trading on the NYSE (currently, 4 p.m. Eastern Time) each business day. PaineWebber may, in the future, impose a minimum dollar threshold on rebalancing transactions in order to avoid de minimus transactions.

(9)  Payment of Redemption Proceeds. Representation 14 of the Summary states, in part, that a Portfolio will be required to transmit redemption proceeds for credit to an investor's account within 5 business days after receipt. Similarly, Representation 17 of the Summary sets forth the same time frame for the payment of the outside fee as well as the applicable fee if additional funds are invested during a calendar quarter. Because Federal Securities laws currently require PaineWebber to settle its obligations within three business days, the Applicants have requested that the Department revise the Summary to reflect the current timing of such payments.

The Department does not object to these necessary revisions and has deleted references to the five business day requirement and inserted the phrase "three business days" in the fourth sentence of paragraph one of Representation 14, in the first sentence of paragraph two of Representation 17 and in the first sentence of paragraph three of Representation 17.

(10)  Brokerage Commission Information. Representation 22(i) of the Summary states, in part, that on a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary or, if applicable, a Directing Participant regarding brokerage commissions that are paid to PaineWebber and/or its affiliates or to unrelated parties. The Applicants have requested that the

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UBS PACE® Select Advisors Trust

Department revise this representation to reflect that brokerage commission information will be provided to the Independent Fiduciary and, depending on the arrangement negotiated between the Independent Fiduciary of a Section 404(c) Plan and PMAS, to a Directing Participant. The Applicants state that the language set forth in the Summary appears to indicate that PaineWebber will provide such information under all circumstances to Independent Fiduciaries and where applicable, to Directing Participants only.

The Department has revised paragraph (i) of Representation 22 to read, in part, as follows:

(i)  On a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary and, depending on the arrangement negotiated with PMAS, a Directing Participant, with respect to (1) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;***

After giving full consideration to the entire record, the Department has decided to grant the exemption subject to the modifications or clarifications described above. The Applicants' comment letter has been included as part of the public record of the exemption application. The complete application file, including all supplemental submissions received by the Department, is made available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, Room N-5638, US Department of Labor, 200 Constitution Avenue, NW., Washington, DC 20210.

For Further Information Contact: Ms. Jan D. Broady of the Department, telephone (202) 219-8881. (This is not a toll-free number.)

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Ticker symbols

UBS PACE® Money Market Investments	PCEXX

UBS PACE® Government Securities Fixed Income Investments	PCGTX

UBS PACE® Intermediate Fixed Income Investments	PCIFX

UBS PACE® Strategic Fixed Income Investments	PCSIX

UBS PACE® Municipal Fixed Income Investments	PCMNX

UBS PACE® Global Fixed Income Investments	PCGLX

UBS PACE® High Yield Investments	PHYPX

UBS PACE® Large Co Value Equity Investments	PCLVX

UBS PACE® Large Co Growth Equity Investments	PCLCX

UBS PACE® Small/Medium Co Value Equity Investments	PCSVX

UBS PACE® Small/Medium Co Growth Equity Investments	PCSGX

UBS PACE® International Equity Investments	PCIEX

UBS PACE® International Emerging Markets Equity Investments	PCEMX

UBS PACE® Global Real Estate Securities Investments	PREQX

UBS PACE® Alternative Strategies Investments	PASPX

If you want more information about the funds, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. Each fund makes its annual and semiannual reports available free on its Web site at http://www.ubs.com.

Statement of Additional Information (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and the SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

•  Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS PACE® Select Advisors Trust

Investment Company Act File No. 811-8764

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All rights reserved.